UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR
                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-4852
                                   --------

                           The Victory Portfolios
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

                  3435 Stelzer Road Columbus, OH        43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)

     BISYS Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
     -------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: 10/31/05
                         --------

Date of reporting period: 04/30/05
                          --------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


Victory Funds
LOGO (R)

Dear Shareholder:

The Victory Portfolios Semi Annual Report for the following Funds is being revised. This information is important and is part of your Semi Annual Report.

-----------------------------------------------------------------------------

                            The Victory Portfolios
                                  Value Fund
                            Diversified Stock Fund
                               Stock Index Fund
                            Established Value Fund
                              Special Value Fund
                        Small Company Opportunity Fund
                             Focused Growth Fund
                                Balanced Fund
                               Convertible Fund
                           Intermediate Income Fund
                               Fund for Income
                         National Municipal Bond Fund
                           Ohio Municipal Bond Fund

                        Supplement dated July 11, 2005
                To the Semi Annual Report dated April 30, 2005

1. On page 150, under "Supplemental Information," replace the Fund for Income chart with the following:

Fund for Income
Cash                                            2.0%
Treasury                                        5.0%
GNMA Single Family Less Than 10 Years          32.0%
GNMA Single Family Greater Than 10 Years       16.0%
GNMA Multi Family                              43.0%
GNMA CMOs                                       2.0%


Please keep this supplement with your Semi Annual Report. For more information, please call the Victory Funds at 800-539-3863.


1VF-SEMI-AR-SUP1

April 30, 2005


Semi Annual Report

Institutional Money Market Fund
Federal Money Market Fund


Victory Funds
LOGO (R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Daily share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Portfolios


                              Table of Contents

Shareholder Letter                                            2

Financial Statements
Schedules of Investments                                      3
Statements of Assets and Liabilities                          9
Statements of Operations                                     10
Statements of Changes in Net Assets                          11

Financial Highlights                                         12

Notes to Financial Statements                                14

Supplemental Information
Trustee and Officer Information                              17
Proxy Voting Information                                     20
Expense Examples                                             21
Portfolio Holdings                                           22
Contract Approvals                                           23


The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED
   Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to Our Shareholders

The first four months of 2005 have been a bumpy ride for equity investors, with positive results in late 2004 offset more recently by declines. Through the first four months of 2005 returns in essentially all segments of the equity market have been negative. Concern has been centered on rising oil prices and their potential economic impact, as well as a slowing trend in corporate earnings and the Fed's steady pattern of increasing short-term interest rates.

Bond investors fared better; though short rates are up significantly, the longer portion of the yield curve showed more modest increases. Returns for the six-month reporting period have been flat to modestly positive in most segments of the bond market.

The regulatory environment continues to present challenges to mutual fund managers, and the compliance requirements are translating into increased costs. While some of the expenses are incurred by the funds themselves, others are borne by the investment advisor or other service providers, and will ultimately put pressure on those companies' margins. Longer-term industry predictions are for consolidation as smaller mutual fund companies may not be willing or able to bear the burden on increased compliance requirements.

At Victory, we have made decisions to close or reorganize several of our smaller funds, with the decisions in part reflecting the regulatory impact. In the current operating environment, we want to focus our resources on those funds and investment styles where we have the most opportunity to deliver performance. We have made a number of changes in our internal investment processes in order to drive accountability down to all members of the portfolio management and research teams. We have added technology that will help us better evaluate the risk in individual investment decisions and the portfolios as a whole. We strongly believe that our internal changes will add value to our results.

Victory Capital Management, as investment advisor, is committed also to maintaining a positive working relationship with the Funds' Board of Trustees. Investors should take comfort in the fact that 11 well-qualified and hard working trustees represent them. They have strong knowledge of the industry and will challenge management when necessary on a range of issues from pricing to investment performance to operations.

As always, we appreciate our shareholders' confidence in the funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have any questions or would like further information.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                                Schedules of Investments
Institutional Money Market Fund                                 April 30, 2005
(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

Bankers Acceptance (1.2%)

U.S. Bank, 2.03%, 5/19/05                                  $17,000  $   17,000

Total Bankers Acceptance (Amortized Cost $17,000)                       17,000


Certificates of Deposit (15.8%)

Abbey National Treasury Services, 2.81%*, 5/26/05           20,000      19,999
Barclays Bank NY PLC, 2.96%, 6/16/05                        30,000      30,000
BNP Paribas NY, 2.95%, 7/15/05                              27,000      27,001
Credit Suisse First Boston, 2.79%, 5/9/05                   10,000      10,000
Credit Suisse First Boston NY, 3.10%*, 7/14/05              15,000      15,000
Credit Suisse First Boston NY, 2.87%*, 11/21/05             30,000      30,003
Credit Suisse First Boston NY, 3.11%*, 12/29/05             20,000      20,004
HBOS Treasury Services NY, 3.15%, 11/18/05                  15,000      15,000
HBOS Treasury Services NY, 3.53%, 1/25/06                   15,000      15,000
HBOS Treasury Services NY, 3.25%, 2/8/06                    15,000      15,001
Rabobank Nederland NV NY, 2.34%, 10/18/05                   15,000      14,952
Toronto Dominion Bank, 2.35%, 9/29/05                       15,000      14,999

Total Certificates of Deposit (Amortized Cost $226,959)                226,959


Commercial Paper (23.1%)

Amstel Funding Corp., 2.77%, 5/23/05 (b)                    25,000      24,958
Blue Bell Funding Corp., 3.00%, 6/8/05 (b)                  20,000      19,937
Eureka Securitization, 2.75%, 5/12/05 (b)                   13,900      13,888
Eureka Securitization, 2.88%, 5/16/05 (b)                   35,000      34,958
Network Railroad, 3.00%, 6/22/05 (b)                        40,000      39,827
Sigma Finance, Inc., 2.81%, 5/23/05 (b)                     25,000      24,957
Stanfield Victoria Funding LLC, 3.02%, 6/24/05 (b)          12,000      11,946
Tango Finance Corp., 2.82%, 5/13/05 (b)                     20,000      19,981
Tango Finance Corp., 3.11%, 7/25/05 (b)                     21,600      21,441
UBS Finance, 2.93%, 5/2/05                                  65,000      64,995
Windmill Funding Corp., 2.79%, 5/3/05 (b)                   30,000      29,995
Windmill Funding Corp., 2.80%, 5/6/05 (b)                   25,000      24,990

Total Commercial Paper (Amortized Cost $331,873)                       331,873


Corporate Bonds (29.3%)

3M Co., 4.15%, 6/30/05, MTN                                  5,000       5,016
Agra Enterprises LLC, 3.08%*, 9/1/34                         3,250       3,250
Carriage Inn/Bowerston, 3.06%*, 12/1/24 (b)                  8,000       8,000
Citibank NA, 2.74%, 5/13/05                                 30,000      30,000
DAPSCO, Inc., 3.06%*, 2/1/15                                 3,775       3,775
Ellison Surface Technologies, Inc.,
   Series 3A, 3.08%*, 8/1/23,
   LOC US Bank                                               3,445       3,445
Ellison Surface Technologies, Inc.,
   Series 3B, 3.08%*, 8/1/23,
   LOC US Bank                                               3,575       3,575

                See notes to schedules of investments and notes to
                              financial statements.

The Victory Portfolios                   Schedules of Investments -- continued
Institutional Money Market Fund                                 April 30, 2005
(Amounts in Thousands)                                             (Unaudited)


                                                          Principal
Security Description                                        Amount       Value

Fairfield Christian Church, 3.25%*, 4/1/22,
   LOC Huntington National Bank                            $ 5,875  $    5,875
Fresh Unlimited, Inc., 3.06%*, 7/1/20                        3,215       3,215
Gardner Publications, Inc.,
   Series 2000, 3.06%*, 10/1/10,
   LOC Fifth Third Bank                                      5,200       5,200
General Electric Capital Corp., 2.87%*, 5/12/05, MTN         9,295       9,295
General Electric Capital Corp., 2.85%*, 1/30/06, MTN         8,000       7,981
Grasshopper Investments, 3.08%*, 9/1/24, LOC US Bank (b)     5,500       5,500
Harrier Finance Funding US LLC, 2.95%*, 10/17/05, MTN (b)   34,000      33,999
Harrier Finance Funding US LLC, 2.92%*, 2/15/06 (b)          8,000       7,999
Heart Property, 3.11%*, 7/1/26, LOC National City Bank       3,960       3,960
Household Finance Corp., 8.00%, 5/9/05                       9,000       9,011
Jackson Tube Service, Inc., Series 2000, 3.06%*, 7/1/10,
   LOC Fifth Third Bank                                      3,500       3,500
Jemmak Funding Group LLC, 3.08%*, 10/1/24,
   LOC Fifth Third Bank                                      1,480       1,480
JP Morgan Chase & Co., 3.12%*, 5/20/05, MTN                 10,000      10,001
Liberty Light US Capital, 2.98%*, 11/23/05, MTN (b)         45,000      44,990
Luken-Woodlawn LLC, 3.06%*, 2/1/18                           2,990       2,990
Mega Star Arbor LLC, 3.25%*, 2/1/22                          8,040       8,040
Morgan Stanley, 3.07%*, 8/15/05, MTN                        60,000      60,023
Northside Christian Church, 3.25%*, 1/1/31,
   LOC Huntington National Bank                              6,750       6,750
Park Street Properties I LLC, 3.01%*, 11/1/34,
   LOC US Bank                                              11,000      11,000
Pharmacia Corp., 5.75%, 12/1/05                              1,415       1,437
Scott Street Land Co., Series 2000, 3.06%*, 1/3/22           6,595       6,595
SeaRiver Maritime, Inc., 2.88%*, 10/1/11                    21,400      21,400
Sigma Finance, Inc., 2.94%*, 9/15/05, MTN (b)               15,000      15,000
Sigma Finance, Inc., 2.91%*, 12/5/05, MTN (b)               45,000      44,995
Stanfield Victoria LLC, 2.92%*, 2/15/06, MTN (b)            10,000       9,997
Unilever Capital Corp., 6.88%, 11/1/05                       1,500       1,527
Wells Fargo & Co., 3.02%*, 6/17/05, MTN                     15,520      15,520
White Brothers Properties/Auto Mall Drive LLC,
   3.25%*, 11/1/18                                           3,435       3,435
YMCA of Greater Cleveland, Series 2000, 3.06%*, 4/1/25       3,225       3,225

Total Corporate Bonds (Amortized Cost $421,001)                        421,001


Repurchase Agreements (11.5%)

Bear Stearns & Co., 2.97%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $75,019
   collateralized by $76,500
   various U.S. Government securities,
   4.50%-8.50%, 3/1/09-4/1/35, market value $76,177)        75,000      75,000
UBS Warburg, 2.94%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $89,322
   collateralized by $91,087
   various U.S. Government securities,
   0.00%, 10/15/11-10/15/12, market value $91,087)          89,300      89,300

Total Repurchase Agreements (Amortized Cost $164,300)                  164,300


                See notes to schedules of investments and notes to
                             financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Institutional Money Market Fund                                April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Tax Exempt Municipal Bonds (12.5%)

Kentucky (0.3%):
Economic Development Finance Authority
   Hospital Facilities Revenue,
   Health Alliance, Series D, 2.99%*, 1/1/22, MBIA        $ 5,000  $    5,000

Massachusetts (1.7%):
State Health & Educational
   Facilities Authority Revenue,
   Harvard Vanguard Medical Association,
   3.00%*, 7/1/29,
   LOC Bank of America N.A.                                25,000      25,000

Nebraska (1.3%):
American Public Energy Agency Gas Supply Revenue,
   National Public Gas Agency Project,
   Series A, 3.00%*, 2/1/14,
   SPA Societe Generale                                    19,209      19,209

New York (0.7%):
Oneida Indian Nation, 2.93%*, 10/1/32,
   LOC Bank of America N.A.                                10,300      10,300

North Carolina (2.2%):
Winston-Salem Water & Sewer Systems Revenue, Series C,
   2.95%*, 6/1/28, SPA Dexia Credit Local                  30,950      30,950

Ohio (0.7%):
University of Cincinnati, Series B, 2.99%*, 6/1/31,
   AMBAC, SPA Bayerische Landesbank                         9,800       9,800

Pennsylvania (2.9%):
Lancaster County Hospital Authority
   Revenue Health Center,
   Masonic Homes Project,
   3.00%*, 7/1/27, Wachovia Bank N.A.                      19,990      19,990
Sayre Health Care Facilities
   Authority Revenue,
   Capital Funding Project,
   Series K, 2.93%*, 12/1/20, AMBAC                        19,800      19,800

                                                                       39,790

Texas (2.7%):
Katy Independent School District,
   3.01%*, 8/15/36, PSF-GTD,
   SPA Bank of America N.A.                                39,000      39,000

Total Tax Exempt Municipal Bonds (Amortized Cost $179,049)            179,049


Taxable Municipal Bonds (2.2%)

Colorado (0.3%):
County of Arapahoe, IDR,
   3.25%*, 8/1/17, LOC Huntington National Bank             3,860       3,860

Georgia (0.5%):
Savannah College of Art & Design, Series 2004,
   3.06%*, 4/1/24, LOC Bank of America N.A.                 6,700       6,700

Iowa (0.2%):
Woodbury County, Healthcare Revenue,
   3.07%*, 12/1/14, LOC Wells Fargo Bank                    3,400       3,400

               See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Institutional Money Market Fund                                April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                          Principal
Security Description                                       Amount       Value

Michigan (0.4%):
Waterford Township Economic
   Development Corp. Revenue,
   3.15%*, 11/1/24, LOC Comerica Bank                     $ 6,000  $    6,000

Virginia (0.5%):
Norfolk Packaging Systems Revenue, Series A,
   3.02%*, 2/1/35, LOC Bank of America                      6,695       6,695

Washington (0.3%):
State Housing Finance Commission,
   Multifamily Revenue,
   3.10%*, 1/1/12, LOC US Bank                              4,710       4,710

Total Taxable Municipal Bonds (Amortized Cost $31,365)                 31,365


U.S. Government Agencies (4.3%)

Federal Farm Credit Bank (0.2%):
2.38%, 8/9/05                                               3,000       3,000

Federal Home Loan Bank (1.5%):
1.65%, 5/17/05                                             14,000      14,000
1.77%, 5/27/05, Callable 5/4/05 @ 100                       7,000       7,000

                                                                       21,000

Federal National Mortgage Assoc. (2.6%):
1.75%, 5/23/05                                             14,000      14,000
2.32%, 9/12/05, Callable 5/18/05 @ 100                     13,000      13,000
5.50%, 2/15/06                                             10,153      10,290

                                                                       37,290

Total U.S. Government Agencies (Amortized Cost $61,290)                61,290

Total Investments (Amortized Cost $1,432,837) (a) -- 99.9%          1,432,837

Other assets in excess of liabilities -- 0.1%                             846

NET ASSETS -- 100.0%                                               $1,433,683

                 See notes to schedules of investments and notes to
                             financial statements.

The Victory Portfolios                               Schedules of Investments
Federal Money Market Fund                                      April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

U.S. Government Agencies (27.9%)

Federal Farm Credit Bank (0.8%):
2.40%, 10/7/05                                           $ 10,000  $   10,000

Federal Home Loan Bank (7.4%):
1.78%, 5/27/05                                             30,000      29,999
1.50%, 8/26/05                                             24,300      24,170
3.19%, 2/7/06                                              25,000      24,908
3.25%, 4/18/06, Callable 7/18/05 @ 100                     15,000      14,995

                                                                       94,072

Federal Home Loan Mortgage Corp. (2.0%):
1.50%, 8/15/05                                             25,000      24,878

Federal National Mortgage Association (17.7%):
1.75%, 5/23/05                                             95,000      94,936
1.58%, 7/5/05                                              47,000      46,934
3.08%, 8/3/05                                              24,557      24,360
3.15%, 2/8/06, Callable 7/13/05 @ 100                      25,000      24,915
3.25%, 3/17/06                                             35,000      34,998

                                                                      226,143

Total U.S. Government Agencies (Amortized Cost $355,093)              355,093


Repurchase Agreements (72.2%)

Bear Stearns & Co., 2.97%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $270,067
   collateralized by $275,402
   various U.S. Government Securities,
   4.50%-8.50%, 9/1/08-4/1/35,
   market value $274,267)                                 270,000     270,000
Greenwich Partners, LLC, 2.97%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $270,067
   collateralized by $275,405
   U.S. Government Security
   0.00% 4/15/10, market value $275,405)                  270,000     270,000
Morgan Stanley & Co., 2.97%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $170,042
   collateralized by $175,100 various
   U.S. Government Securities,
   3.75%-6.50%, 10/1/18-4/1/35,
   market value $174,432)                                 170,000     170,000

                 See notes to schedules of investments and notes to
                              financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Federal Money Market Fund                                      April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

UBS Warburg, LLC, 2.94%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $209,848,
   collateralized by $213,997 various
   U.S. Government Securities,
   3.50%-5.13%, 9/15/07-12/16/10,
   market value $213,292)                               $209,797   $  209,797

Total Repurchase Agreements (Amortized Cost $919,797)                 919,797

Total Investments (Amortized Cost $1,274,890) (a) -- 100.1%         1,274,890

Liabilities in excess of other assets -- (0.1)%                       (1,130)

NET ASSETS -- 100.0%                                               $1,273,760


Notes to Schedules of Investments

(a) Represents cost for federal income tax purposes.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at April 30, 2005. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

IDR -- Industrial Development Revenue

LLC -- Limited Liability Corp.

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

MTN -- Medium Term Note

PLC -- Public Liability Corp.

SPA -- Standby Purchase Agreement


              See notes to schedules of investments and notes to
                             financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                   Institutional     Federal
                                                   Money Market   Money Market
                                                       Fund           Fund

ASSETS:
Investments, at value (a)                            $1,268,537    $  355,093
Repurchase agreements, at value (a)                     164,300       919,797

     Total                                            1,432,837     1,274,890

Cash                                                        129            50
Interest receivable                                       3,778         1,489
Prepaid expenses                                             58           121

         Total Assets                                 1,436,802     1,276,550

LIABILITIES:
Dividends payable                                         2,783         2,363
Accrued expenses and other payables:
     Investment advisory fees                               227           254
     Administration fees                                      9             6
     Custodian fees                                          33            37
     Transfer agent fees                                     24            26
     Shareholder service fees -- Select Shares               35            78
     Other                                                    8            26

         Total Liabilities                                3,119         2,790

NET ASSETS:
Capital                                               1,433,682     1,273,759
Accumulated undistributed net investment income               1            --
Accumulated net realized gains
   from investment transactions                              --             1

          Net Assets                                 $1,433,683    $1,273,760

Net Assets
     Investor Shares                                 $1,286,917    $  892,481
     Select Shares                                      146,766       381,279

         Total                                       $1,433,683    $1,273,760

Outstanding units of beneficial interest (shares)
     Investor Shares                                  1,287,059       892,478
     Select Shares                                      146,759       381,280

         Total                                        1,433,818     1,273,758

Net asset value
     Offering and redemption
       price per share -- Investor Shares            $     1.00    $     1.00

     Offering and redemption
       price per share -- Select Shares              $     1.00    $     1.00

(a) Value is equal to cost.

                         See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                    Institutional     Federal
                                                    Money Market   Money Market
                                                        Fund           Fund

Investment Income:
Interest income                                        $17,826        $14,972

     Total Income                                       17,826         14,972

Expenses:
Investment advisory fees                                 1,465          1,640
Administration fees                                        906            810
Shareholder service fees -- Select Shares                  229            532
Accounting fees                                             57             57
Custodian fees                                             144            130
Legal and audit fees                                       147            133
Trustees' fees and other officer expenses                   76             72
Transfer agent fees                                         79             81
Registration fees                                           12             60
Printing fees                                                1              1
Other                                                       28             49

     Total Expenses                                      3,144          3,565

Expenses reduced by adviser                                 --           (136)
Expenses reduced by administrator                         (260)          (413)

     Net Expenses                                        2,884          3,016

Net Investment Income                                   14,942         11,956

Realized Gains (Losses)
  from Investments:
Net realized gains (losses)
  from investment transactions                              (1)             1

Change in net assets resulting from operations         $14,941        $11,957

                        See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                             Institutional                Federal
                                           Money Market Fund         Money Market Fund

                                          Six                        Six
                                         Months        Year         Months        Year
                                          Ended        Ended         Ended        Ended
                                        April 30,   October 31,    April 30,   October 31,
                                          2005         2004          2005         2004

                                       (Unaudited)                (Unaudited)

From Investment Activities:
Operations:
     Net investment income            $    14,942  $    13,183  $    11,956  $    11,848
     Net realized gains/(losses)
       from investment transactions            (1)           7            1           --

Change in net assets
   resulting from operations               14,941       13,190       11,957       11,848

Distributions to Shareholders:
     From net investment income
         Investor Shares                  (13,256)     (12,124)      (8,508)      (8,662)
         Select Shares                     (1,688)      (1,059)      (3,460)      (3,202)

Change in net assets from
   distributions to shareholders          (14,944)     (13,183)     (11,968)     (11,864)

Change in net assets from
   capital transactions                   (67,910)      55,128     (230,292)    (115,908)

Change in net assets                      (67,913)      55,135     (230,303)    (115,924)

Net Assets:
     Beginning of period                1,501,596    1,446,461    1,504,063    1,619,987

     End of period                    $ 1,433,683  $ 1,501,596  $ 1,273,760  $ 1,504,063

Share Transactions:<F1>
Investor Shares:
     Proceeds from shares issued        2,926,339    6,016,564    2,050,314    4,210,307
     Dividends reinvested                   3,903        3,464        6,353        6,476
     Cost of shares redeemed           (3,012,144)  (5,890,627)  (2,158,520)  (4,274,843)

       Total Investor Shares              (81,902)     129,401     (101,853)     (58,060)

Select Shares:
     Proceeds from shares issued        1,481,086      906,166    2,115,335    3,502,039
     Dividends reinvested                   1,159        1,030        3,181        2,913
     Cost of shares redeemed           (1,468,254)    (981,467)  (2,246,954)  (3,562,800)

       Total Select Shares                 13,991      (74,271)    (128,438)     (57,848)

Change from share transactions            (67,911)      55,130     (230,291)    (115,908)

Accumulated undistributed
   net investment income              $         1  $         3   $       --  $        12


<F1> Share transactions are at net asset value of $1.00 per share.



                         See notes to financial statements.


The Victory Portfolios                                          Financial Highlights
For a Share Outstanding Throughout Each Period


                                                  Distributions
                             Net Asset                from      Net Asset
                              Value,       Net         Net       Value,
                             Beginning Investment  Investment    End of       Total
                             of Period   Income      Income      Period      Return

Institutional Money Market Fund -- Investor Shares
Year Ended 10/31/00           $1.000      0.060      (0.060)     $1.000        6.16%
Year Ended 10/31/01           $1.000      0.047      (0.047)     $1.000        4.78%
Year Ended 10/31/02           $1.000      0.017      (0.017)     $1.000        1.75%
Year Ended 10/31/03           $1.000      0.010      (0.010)     $1.000        1.02%
Year Ended 10/31/04           $1.000      0.009      (0.009)     $1.000        0.95%
Six Months Ended
   4/30/05 <F1>               $1.000      0.010      (0.010)     $1.000        1.03%<F2>

Institutional Money Market Fund -- Select Shares
Year Ended 10/31/00           $1.000      0.057      (0.057)     $1.000        5.88%
Year Ended 10/31/01           $1.000      0.044      (0.044)     $1.000        4.50%
Year Ended 10/31/02           $1.000      0.015      (0.015)     $1.000        1.51%
Year Ended 10/31/03           $1.000      0.008      (0.008)     $1.000        0.77%
Year Ended 10/31/04           $1.000      0.007      (0.007)     $1.000        0.69%
Six Months Ended
   4/30/05 <F1>               $1.000      0.009      (0.009)     $1.000        0.91%<F2>

Federal Money Market Fund -- Investor Shares
Year Ended 10/31/00           $1.000      0.058      (0.058)     $1.000        5.95%
Year Ended 10/31/01           $1.000      0.045      (0.045)     $1.000        4.62%
Year Ended 10/31/02           $1.000      0.017      (0.017)     $1.000        1.72%
Year Ended 10/31/03           $1.000      0.010      (0.010)     $1.000        0.98%
Year Ended 10/31/04           $1.000      0.009      (0.009)     $1.000        0.92%
Six Months Ended
   4/30/05 <F1>               $1.000      0.010      (0.010)     $1.000        0.96%<F2>

Federal Money Market Fund -- Select Shares
Year Ended 10/31/00           $1.000      0.055      (0.055)     $1.000        5.69%
Year Ended 10/31/01           $1.000      0.043      (0.043)     $1.000        4.37%
Year Ended 10/31/02           $1.000      0.015      (0.015)     $1.000        1.48%
Year Ended 10/31/03           $1.000      0.007      (0.007)     $1.000        0.72%
Year Ended 10/31/04           $1.000      0.007      (0.007)     $1.000        0.67%
Six Months Ended
   4/30/05 <F1>               $1.000      0.008      (0.008)     $1.000        0.82%<F2>


<F1> Unaudited.

<F2> Not annualized.



                       See notes to financial statements.


The Victory Portfolios                          Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                         Ratios/Supplemental Data

                                                 Ratio of                      Ratio of
                           Net                      Net                          Net
                         Assets,    Ratio of    Investment   Ratio of         Investment
                         End of    Expenses to   Income to  Expenses to       Income to
                         Period      Average      Average     Average          Average
                          (000)    Net Assets   Net Assets  Net Assets<F1>   Net Assets<F1>

Institutional Money Market Fund -- Investor Shares
Year Ended 10/31/00    $1,313,929    0.30%        5.96%        0.37%       5.89%
Year Ended 10/31/01    $1,621,951    0.33%        4.56%        0.36%       4.53%
Year Ended 10/31/02    $1,531,831    0.32%        1.73%        0.37%       1.68%
Year Ended 10/31/03    $1,239,415    0.32%        1.02%        0.37%       0.97%
Year Ended 10/31/04    $1,368,821    0.35%        0.95%        0.39%       0.91%
Six Months Ended
   4/30/05 <F2>        $1,286,917    0.36%<F3>    2.06%<F3>    0.40%<F3>   2.02%<F3>

Institutional Money Market Fund -- Select Shares
Year Ended 10/31/00    $2,864,926    0.56%        5.80%        0.63%       5.73%
Year Ended 10/31/01    $1,356,608    0.58%        4.69%        0.63%       4.64%
Year Ended 10/31/02    $  236,071    0.55%        1.63%        0.60%       1.58%
Year Ended 10/31/03    $  207,046    0.56%        0.77%        0.61%       0.72%
Year Ended 10/31/04    $  132,775    0.60%        0.65%        0.64%       0.61%
Six Months Ended
   4/30/05 <F2>        $  146,766    0.61%<F3>    1.84%<F3>    0.65%<F3>   1.80%<F3>

Federal Money Market Fund -- Investor Shares
Year Ended 10/31/00    $  865,366    0.30%        5.79%        0.43%       5.66%
Year Ended 10/31/01    $  930,075    0.32%        4.42%        0.42%       4.32%
Year Ended 10/31/02    $1,048,065    0.33%        1.70%        0.42%       1.61%
Year Ended 10/31/03    $1,052,414    0.34%        0.97%        0.43%       0.88%
Year Ended 10/31/04    $  994,342    0.35%        0.92%        0.44%       0.83%
Six Months Ended
   4/30/05 <F2>        $  892,481    0.37%<F3>    1.92%<F3>    0.46%<F3>   1.83%<F3>

Federal Money Market Fund -- Select Shares
Year Ended 10/31/00    $  426,835    0.55%        5.61%        0.68%       5.48%
Year Ended 10/31/01    $  554,880    0.56%        4.21%        0.67%       4.10%
Year Ended 10/31/02    $  505,679    0.57%        1.47%        0.67%       1.37%
Year Ended 10/31/03    $  567,573    0.59%        0.72%        0.68%       0.63%
Year Ended 10/31/04    $  509,721    0.60%        0.66%        0.69%       0.57%
Six Months Ended
   4/30/05 <F2>        $  381,279    0.64%<F2>    1.62%<F3>    0.73%<F3>   1.53%<F3>


<F1> During the period, certain fees were reduced and /or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Unaudited.

<F3> Annualized.



                       See notes to financial statements.

                                              Notes to Financial Statements
The Victory Portfolios                                       April 30, 2005
                                                                (Unaudited)


1.  Organization:

    The Victory Portfolios (the "Trust") were organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 20 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

    The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.


2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Securities Purchased on a When-Issued Basis:

    The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and

                                   Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2005, there were no outstanding "when-issued" purchase commitments.

    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

    Federal Income Taxes:

    It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:

    Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bares expenses related specifically to that class, such as distribution fees.


3.  Investment Advisory, Administration, and Distribution Agreements:

    Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, dated January 1, 2005 (the "Agreement Date"), the investment advisory fee of the Institutional Money Market Fund is computed at an annual rate of 0.20% of the Fund's average

                                   Continued

The Victory Portfolios                                       April 30, 2005
                                                                (Unaudited)


    daily net assets up to $1.5 billion, 0.17% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion; the investment advisory fee of the Federal Money Market Fund is computed at an annual rate of 0.25% of the Fund's average daily net assets up to $1.5 billion, 0.20% of the Fund's average daily net assets between $1.5 billion and $3.0 billion, and 0.15% of the Fund's average daily net assets greater than $3.0 billion. Prior to the Agreement Date, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows: 0.20% for the Institutional Money Market and 0.25% for the Federal Money Market. The Adviser may use a portion of its fee to assist with the distribution and marketing expenses for the benefit of the Funds. KeyBank National Association, serving as custodian for the Funds, receives custodian fees in addition to transaction fees.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Funds for serving as officers of the Trust.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

    BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

    The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

    The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios.

    The Funds employ a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.


4.  Line of Credit:

    The Institutional Money Market Fund participates in a Line of Credit agreement with the Bank of New York. Under the agreement, the Fund is permitted to borrow up to 33 1/3% of the total assets of the Fund at the time of borrowing. The purpose of the agreement is to meet the temporary or emergency cash needs, including but not limited to the funding of shareholder redemptions of the Fund. The Bank of New York receives an annual commitment fee of 4 basis points on $50 million for providing the Line of Credit. The Institutional Money Market Fund and another Fund in the Trust (Gradison Government Reserves) pay a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

    There were no loans outstanding as of April 30, 2005 for the Funds.

The Victory Portfolios                               Supplemental Information
                                                                  (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:


                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee

Independent Trustees

David Brooks Adcock, 53<F1>     Trustee         General Counsel,             20               Durham
c/o The Victory Portfolios                      Duke University and                           Casualty Co.,
3435 Stelzer Road                               Duke University                               Ltd.
Columbus, OH 43219                              Health System.
2/05-Present

Nigel D. T. Andrews, 57         Vice Chair      Retired (since 2001);        20               Great Lakes
c/o The Victory Portfolios      and             Managing Director                             Chemical
3435 Stelzer Road               Trustee         (2000-2001), Internet                         Corporation;
Columbus, OH 43219                              Capital Group (venture                        Old Mutual plc.
8/02-Present                                    capital); Executive Vice
                                                President, (1993-2000),
                                                GE Capital
                                                (financial services).

E. Lee Beard, 53<F1>            Trustee         President/Owner              20               None
c/o The Victory Portfolios                      (since 2003), ELB
3435 Stelzer Road                               Consultants; President,
Columbus, OH 43219                              Chief Executive
2/05-Present                                    Officer and Director
                                                (1998-2003), Northeast
                                                Pennsylvania Financial
                                                Corp. (full service
                                                financial services);
                                                President, Chief
                                                Executive Officer and
                                                Director (1993-2003),
                                                First Federal Bank
                                                (full service financial
                                                services).

Jakki L. Haussler, 47<F1>       Trustee         Chairman and Chief           20               None
c/o The Victory Portfolios                      Executive Officer, Opus
3435 Stelzer Road                               Capital Management,
Columbus, OH 43219                              Inc. (asset management);
2/05-Present                                    Partner (since 2002),
                                                Adena Ventures, LP (venture
                                                capital); Managing Director
                                                (since 2001), Capvest
                                                Venture Fund, LP (venture
                                                capital).


<F1> Served as an Advisory Trustee as of April 30, 2005.
     Officially elected as a Trustee by the Shareholders on May 3, 2005.



                                   Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee

Frankie D. Hughes, 52           Trustee         Principal and Chief          20               None
c/o The Victory Portfolios                      Investment Officer,
3435 Stelzer Road                               Hughes Capital
Columbus, OH 43219                              Management, Inc.
3/00-Present                                    (fixed income asset
                                                management).

Lyn Hutton, 55                  Trustee         Executive Vice               20               Chittenden
c/o The Victory Portfolios                      President and Chief                           Corporation
3435 Stelzer Road                               Investment Officer,
Columbus, OH 43219                              The Commonfund for
3/02-Present                                    Nonprofit Organizations
                                                (since January 2003);
                                                Vice President and
                                                Chief Financial Officer,
                                                John D. & Catherine T.
                                                MacArthur Foundation
                                                (grant making) (June
                                                1998-December 2002).

Dr. Thomas F. Morrissey, 70     Trustee         Professor (Emeritus since    20               None
c/o The Victory Portfolios                      2004), Weatherhead
3435 Stelzer Road                               School of Management,
Columbus, OH 43219                              Case Western Reserve
11/94-Present                                   University.

Karen F. Shepherd, 64           Trustee         Member, Shepherd             20               UBS Bank USA
c/o The Victory Portfolios                      Properties, LC and
3435 Stelzer Road                               Vincent Shepherd
Columbus, OH 43219                              Investments, LC (real
8/02-Present                                    estate investments);
                                                U.S. Executive Director
                                                (1996-2002), European
                                                Bank for Reconstruction
                                                & Development; Emily's
                                                List (political action
                                                committee) (2002-2003).

Frank A. Weil, 74               Trustee         Chairman, Abacus &           20               None
c/o The Victory Portfolios                      Associates, Inc. (private
3435 Stelzer Road                               investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60             Chairman        Chief Executive Officer,     20               Chair,
c/o The Victory Portfolios      and             New Century Living, Inc.                      PBHG Funds
3435 Stelzer Road               Trustee         (full service independent                     (18 portfolios)
Columbus, OH 43219                              living for senior citizens);
11/94-Present                                   Director, The Mutual Fund
                                                Directors Forum, since 2004.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee


Interested Trustee<F1>

Roger Noall, 69                 Trustee         Retired (since 2000),        20               Alleghany
c/o The Victory Portfolios                      Executive (1997-2000),                        Corporation
3435 Stelzer Road                               KeyCorp.
Columbus, OH 43219
12/97-Present


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.




Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:


                              Position(s)
Name, Age and Address,        Held with
Time Served with the Trust    the Trust        Principal Occupation During Past 5 Years

Jay G. Baris, 51              Assistant        Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios    Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40            Assistant        Vice President, Compliance Services,
c/o The Victory Portfolios    Vice President   BISYS Fund Services.
3435 Stelzer Road             & Anti-Money
Columbus, OH 43219            Laundering
5/94-Present                  Compliance
                              Officer

Kathleen A. Dennis, 51        President        Senior Managing Director of the Adviser.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Karen F. Haber, 52            Chief            Chief Compliance Officer of the Trust, since
c/o The Victory Portfolios    Compliance       August 2004; Managing Director of the Adviser
3435 Stelzer Road             Officer          until August 2004.
Columbus, OH 43219
8/04-Present

David L. Hughes, 42           Treasurer        Vice President, Financial Administration, BISYS
c/o The Victory Portfolios                     Fund Services since February 2005; Assistant
3435 Stelzer Road                              Vice President, Evergreen Investments, from
Columbus, OH 43219                             2000 to 2004; Fund Accounting Manager, Fidelity
5/05-Present                                   Investments, from 1998 to 2000.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


                              Position(s)
Name, Age and Address,        Held with
Time Served with the Trust    the Trust        Principal Occupation During Past 5 Years

Cynthia Lee Lindsey, 46       Secretary        Since October 2002, Director of Client Services
c/o The Victory Portfolios                     for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                              Director of Securities Lending, BISYS Fund Services.
Columbus, OH 43219
12/02-Present.

Irimga McKay, 45              Vice President   Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios                     Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37               Assistant        Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios    Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Christopher E. Sabato, 36     Assistant        Director, Financial Services, BISYS Fund Services.
c/o The Victory Portfolios    Treasurer
3435 Stelzer Road
Columbus, OH 43219
2/05-Present


Proxy Voting:

The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 and July 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.


Expense Examples:

As a shareholder of the Victory Portfolios, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.


Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                    Beginning        Ending       Expense Paid       Expense Ratio
                                  Account Value   Account Value  During Period<F1>   During Period
                                     11/1/04        4/30/05      11/1/04-4/30/05    11/1/04-4/30/05

Institutional Money Market Fund
Investor Shares                     $1,000.00      $1,010.30        $1.79             0.36%
Select Shares                        1,000.00       1,009.10         3.04             0.61%

Federal Money Market Fund
Investor Shares                      1,000.00       1,009.60         1.84             0.37%
Select Shares                        1,000.00       1,008.20         3.19             0.64%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                               Beginning       Ending        Expense Paid      Expense Ratio
                             Account Value  Account Value  During Period<F1>   During Period
                                11/1/04        4/30/05      11/1/04-4/30/05   11/1/04-4/30/05

Institutional Money Market Fund
Investor Shares               $1,000.00      $1,023.01        $1.81              0.36%
Select Shares                  1,000.00       1,021.77         3.06              0.61%

Federal Money Market Fund
Investor Shares                1,000.00       1,022.96         1.86              0.37%
Select Shares                  1,000.00       1,021.62         3.21              0.64%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.




Portfolio Holdings:
(As a Percentage of Total Investments)

Institutional Money Market Fund

Commercial Paper              23.1%
U.S. Government Agencies       4.3%
Corporate Bond                29.4%
Repurchase Agreement          11.5%
Taxable Municipal Bond         2.2%
Tax Exempt Municipal Bond     12.5%
Certificate of Deposit        15.8%
Bankers Acceptance             1.2%


Federal Money Market Fund

U.S. Government Agencies      27.8%
Repurchase Agreement          72.2%


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Advisory and Other Contracts:

The Advisory Agreement:

Unless sooner terminated, the investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the "Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information -- Miscellaneous") and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose. The Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Considerations of the Board in Continuing the Agreement. The Board approved the Agreement for all of the Funds, at a special meeting called for that purpose, on December 16, 2004, following review of the Agreement and related matters at meetings on October 26 and 27, 2004 and December 7 and 8, 2004. In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the agreements, the Board reviewed numerous factors with respect to each Fund separately. The Board first reviewed each Fund's investment performance during the year. Although investment performance was a significant factor in determining that the agreements should be continued, the following additional factors, among others, were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

o    Services provided under the agreements;

o    Requirements of the Funds for the services provided by the Adviser;

o    The quality of the services expected to be provided;

o Fees payable for the services and whether fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

o    Total expenses of each Fund;

o The Adviser's commitments to operating the Funds at competitive expense levels;

o Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

o Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

o    Capabilities and financial condition of the Adviser;

o    Current economic and industry trends; and

o    Historical relationship between each Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability on a Fund by Fund basis. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

                                  Continued

The Victory Portfolios                 Supplemental Information -- continued
                                                                 (Unaudited)


With respect to the Equity and Fixed-Income Funds, the Board compared each such Fund's effective annual advisory fee (after waivers) as of April 30, 2004 to the net advisory fees paid by a peer group of comparably managed funds. With respect to the Money Market Funds, the Board compared each such Fund's management fee, consisting of the Fund's advisory fees (after waivers) plus its administration fees (after waivers and reimbursements), to the net management fees of the Funds' peers. For purposes of comparing a Fund's advisory or management fees to those of its peers, the Board did not consider the effect of more favorable advisory fee breakpoints for certain Funds that were scheduled to take effect on January 1, 2005, although the Board considered these revised breakpoints positive factors in voting to approve the continuation of the Agreement with respect to the relevant Funds.

The Board reviewed the following specific factors with respect to the Funds. The Board considered unaudited information prepared by Morningstar, Inc. concerning the Funds' assets, expenses and performance. This information was presented at the October 26-27, 2004 Board meeting.


Institutional Money Market Fund:

With respect to the Institutional Money Market Fund, the Board compared the Fund's 0.20% annual management fee to the average management fee charged to the funds in the iMoneyNet First Tier Institutional category and considered the fact that the fee was higher than the average management fee of 0.12% for the category. The Board also compared the Fund's Investor Class total annual expense ratio of 0.34% to the average expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.32%. The Board also considered the fact that, at approximately $1.3 billion in assets, the Fund was considerably smaller than the average fund in a peer group of five similar mutual funds, which ranged from approximately $2.8 billion in assets to $17.7 billion, with an average of $8 billion. The Board then compared the Fund's Investor Class gross and net yields for the 7-day, 30-day and one-year periods ended September 21, 2004 to those of the peer group for the same periods and considered the fact that the Fund's gross yields outperformed the average gross yields of the peer group for each of the comparison periods. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Institutional Money Market Fund's total annual expenses were within the range of expenses borne by comparable mutual funds; (2) the Fund's somewhat higher total expenses were attributable to the Fund's relatively small size; (3) the Fund's gross yields had exceeded those of its peers during the comparison periods; and (4) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.


Federal Money Market Fund:

With respect to the Federal Money Market Fund, the Board compared the Fund's 0.19% annual management fee to the average management fee charged to the funds in the iMoneyNet Government & Agencies Institutional category and considered the fact that the fee was higher than the average management fee of 0.15% for the category. The Board also compared the Fund's Investor Class total annual expense ratio of 0.31% to the average expense ratio for the category and considered the fact that Fund's ratio was lower than the category average of 0.40%. The Board then compared the Fund's Investor Class gross and net yields for the 7-days, 30-days and one-year ended September 21, 2004 to those of a peer group of 5 similar mutual funds for the same periods and considered the fact that the Fund's gross and net yields consistently exceeded the average yields of the peer group for each period. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Federal Money Market Fund's management fees were within the range of fees charged to comparable mutual funds; (2) the Fund had outperformed its peers during all comparison periods; and (3) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the agreements were consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the agreements for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

o The fairness and reasonableness of the investment advisory fee payable to the Adviser under the agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to fees paid by other investment companies;

o The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

o The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

o The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

                    This page is intentionally left blank.

                    This page is intentionally left blank.

                    This page is intentionally left blank.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

PRSRT STD
U.S. POSTAGE
PAID
Cleveland, OH
Permit No. 1535


Victory Funds
LOGO (R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)

1IMM-SEMI-AR  6/05

April 30, 2005


Semi Annual Report

Gradison Government Reserves Fund
Prime Obligations Fund
Financial Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund


Victory Funds
LOGO (R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Daily share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Portfolios


                              Table of Contents

Shareholder Letter                                        2

Financial Statements
Schedules of Investments                                  3
Statements of Assets and Liabilities                     28
Statements of Operations                                 30
Statements of Changes in Net Assets                      32
Financial Highlights                                     34

Notes to Financial Statements                            36

Supplemental Information
Trustee and Officer Information                          40
Proxy Voting Information                                 43
Expense Examples                                         44
Portfolio Holdings                                       46
Contract Approvals                                       47


The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED
   Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to Our Shareholders

The first four months of 2005 have been a bumpy ride for equity investors, with positive results in late 2004 offset more recently by declines. Through the first four months of 2005 returns in essentially all segments of the equity market have been negative. Concern has been centered on rising oil prices and their potential economic impact, as well as a slowing trend in corporate earnings and the Fed's steady pattern of increasing short-term interest rates.

Bond investors fared better; though short rates are up significantly, the longer portion of the yield curve showed more modest increases. Returns for the six-month reporting period have been flat to modestly positive in most segments of the bond market.

The regulatory environment continues to present challenges to mutual fund managers, and the compliance requirements are translating into increased costs. While some of the expenses are incurred by the funds themselves, others are borne by the investment advisor or other service providers, and will ultimately put pressure on those companies' margins. Longer-term industry predictions are for consolidation as smaller mutual fund companies may not be willing or able to bear the burden on increased compliance requirements.

At Victory, we have made decisions to close or reorganize several of our smaller funds, with the decisions in part reflecting the regulatory impact. In the current operating environment, we want to focus our resources on those funds and investment styles where we have the most opportunity to deliver performance. We have made a number of changes in our internal investment processes in order to drive accountability down to all members of the portfolio management and research teams. We have added technology that will help us better evaluate the risk in individual investment decisions and the portfolios as a whole. We strongly believe that our internal changes will add value to our results.

Victory Capital Management, as investment advisor, is committed also to maintaining a positive working relationship with the Funds' Board of Trustees. Investors should take comfort in the fact that 11 well-qualified and hard working trustees represent them. They have strong knowledge of the industry and will challenge management when necessary on a range of issues from pricing to investment performance to operations.

As always, we appreciate our shareholders' confidence in the funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have any questions or would like further information.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                               Schedules of Investments
Gradison Government Reserves Fund                              April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Principal
Security Description                                     Amount       Value

U.S. Government Agencies (100.1%)

Federal Farm Credit Bank (17.2%):
2.86%*, 5/16/05                                          $ 50,000  $   50,000
2.97%*, 7/29/05                                            42,000      41,999
2.77%*, 8/10/05                                            49,000      48,997
2.89%*, 9/22/05                                           100,000      99,988
2.40%, 10/7/05                                             15,000      15,000
2.76%*, 8/9/06                                            100,000      99,962

                                                                      355,946

Federal Home Loan Bank (81.9%):
2.77%, 5/2/05                                             301,620     301,597
2.75%, 5/3/05                                              10,000       9,998
2.71%, 5/4/05                                             155,489     155,454
2.72%, 5/6/05                                             395,130     394,982
2.79%, 5/11/05                                            115,764     115,674
1.80%, 5/17/05                                             10,000      10,000
2.82%, 5/18/05                                             50,000      49,933
2.84%, 5/20/05                                             50,000      49,925
2.88%, 5/25/05                                            150,000     149,712
1.78%, 5/27/05                                             70,000      70,000
2.94%, 7/1/05                                             150,000     149,252
3.00%, 8/15/05                                             32,500      32,483
3.19%, 2/7/06                                              50,000      49,815
2.50%, 3/13/06                                             52,110      51,774
3.25%, 4/18/06, Callable 7/18/05 @ 100                     25,000      24,992
2.66%*, 5/10/06                                            81,000      80,956

                                                                    1,696,547

Student Loan Marketing Assoc. (1.0%):
1.45%, 6/15/05                                             10,000       9,981
1.50%, 6/15/05                                             10,000       9,983

                                                                       19,964

Total U.S. Government Agencies (Amortized Cost $2,072,457)          2,072,457

Total Investments (Amortized Cost $2,072,457) (a) -- 100.1%         2,072,457

Liabilities in excess of other assets -- (0.1)%                       (1,371)

NET ASSETS -- 100.0%                                               $2,071,086

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                               Schedules of Investments
Prime Obligations Fund                                         April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Principal
Security Description                                     Amount       Value

Bankers Acceptance (0.5%)

U.S. Bank, 2.03%, 5/19/05                                 $ 5,000  $    5,000

Total Bankers Acceptance (Amortized Cost $5,000)                        5,000


Certificates of Deposit (13.1%)

Abbey National Treasury Services, 2.81%*, 5/26/05          20,000      19,999
Bank of Nova Scotia, 2.86%*, 5/20/05                        8,000       8,000
Barclays Bank NY PLC, 2.96%, 6/16/05                       15,000      15,000
Barclays Bank NY PLC, 2.78%*, 10/31/05                      5,000       4,999
Credit Suisse First Boston NY, 3.10%*, 7/14/05             25,000      25,000
Credit Suisse First Boston NY, 2.87%*, 11/21/05            20,000      20,002
HBOS Treasury Services NY, 3.15%, 11/18/05                 10,000      10,000
HBOS Treasury Services NY, 3.53%, 1/25/06                   8,000       8,000
HBOS Treasury Services NY, 3.25%, 2/8/06                   10,000      10,001
Toronto Dominion Bank, 2.35%, 9/29/05                      15,000      14,999

Total Certificates of Deposit (Amortized Cost $136,000)               136,000


Commercial Paper (22.1%)

Amstel Funding Corp., 2.77%, 5/23/05 (b)                   25,000      24,958
Blue Bell Funding Corp., 2.87%, 5/13/05 (b)                20,000      19,981
Cafco LLC, 2.90%, 5/20/05 (b)                               8,000       7,988
HBOS Treasury Services NY, 3.04%, 7/18/05                  20,000      19,868
Mont Blanc Capital Corp., 2.92%, 5/16/05 (b)               10,000       9,988
Mont Blanc Capital Corp., 2.92%, 5/17/05 (b)               15,000      14,981
Network Railroad, 3.00%, 6/22/05 (b)                       10,000       9,957
Tango Finance Corp., 3.05%, 7/18/05 (b)                    23,500      23,345
Texas Agricultural Finance Authority, 3.05%, 6/16/05       20,000      19,922
UBS Finance, 2.93%, 5/2/05                                 45,000      44,995
Windmill Funding Corp., 2.79%, 5/3/05 (b)                  20,000      19,997
Windmill Funding Corp., 2.80%, 5/6/05 (b)                  13,356      13,351

Total Commercial Paper (Amortized Cost $229,331)                      229,331


Corporate Bonds (37.1%)

215 Jane Investors LLC,
  3.02%*, 6/1/27, LOC Fleet National Bank                   2,535       2,535
American Micro Products,
  3.08%*, 7/1/11, LOC US Bank NA                            4,000       4,000
Anchor Holdings II LLC, 3.08%*, 4/15/26                    13,830      13,830
Associates Corp. NA, 7.35%, 5/15/06, MTN                    1,000       1,036
Bluegrass Paving, Inc.,
  3.15%*, 3/1/11, LOC Firstar Bank                          1,230       1,230
Carenet Health Systems,
  3.02%*, 9/1/25, LOC Bank of America                       4,900       4,900
Caterpillar Financial Services Corp.,
  2.65%, 1/30/06, MTN                                       6,700       6,654
Champion Brands, Inc.,
  3.02%*, 12/1/10, LOC Bank of America                      4,200       4,200
CIT Group, Inc., 3.62%*, 7/29/05, MTN                      23,700      23,723
CIT Group, Inc., 4.13%, 2/21/06                             2,000       2,006
Citibank NA, 2.74%, 5/13/05                                10,000      10,000
Clinic Investment LP, Series 2000, 3.11%*, 6/1/15           5,475       5,475

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Prime Obligations Fund                                         April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Concorde Group Ltd., 3.11%*, 10/1/19                      $ 2,705  $    2,705
Finley Distributing Co.,
  3.02%*, 5/1/11, LOC Bank of America                       5,600       5,600
Florence Center Association,
  3.13%*, 12/1/11, LOC Firstar Bank                         1,250       1,250
Four Flags Properties, Inc., 3.06%*, 10/1/28                4,750       4,750
General Electric Capital Corp.,
  2.85%, 1/30/06, MTN                                       5,000       4,988
General Secretariat Oas,
  3.02%*, 3/1/33, LOC Bank of America                      12,500      12,500
Glacier 600 LLC, 3.10%*, 11/1/16, LOC US Bank NA            4,925       4,925
Harper Co., 3.13%*, 3/1/08, LOC Firstar Bank                1,500       1,500
Household Finance Corp, 6.50%, 1/24/06                      4,000       4,080
Household Finance Corp., 8.00%, 5/9/05                      9,000       9,011
Illinois Great River,
  3.06%*, 4/1/34, LOC JP Morgan Chase Bank N.A.             2,600       2,600
JP Extrusions, Inc., 3.06%*, 12/1/20, LOC Bank One          3,650       3,650
Kissel Holdings, Inc., 3.08%*, 12/1/17, LOC Star Bank       3,055       3,055
Laurel Grocery Co. LLC, 3.08%*, 12/1/14                     2,185       2,185
Liberty Light US Capital, 2.98%*, 11/23/05, MTN (b)        45,000      44,990
Maruga, Series 1999a,
  3.08%*, 2/1/20, LOC Fifth Third Bank (b)                  4,350       4,350
Mississippi Business Finance Corp.,
  3.23%, 8/2/05, LOC BP Amoco                               8,100       8,100
Morgan Stanley, 3.07%*, 8/15/05, MTN                       60,000      60,023
Neltner Properties LLC,
  3.08%*, 12/1/19, LOC Firstar Bank                         3,495       3,495
Pomeroy Investments, 3.08%*, 9/1/15, LOC Firstar Bank       2,650       2,650
Richfield Technology Associates LLC,
  3.08%*, 4/1/20, LOC Firstar Bank                          3,795       3,795
Rise, Inc., 3.17%*, 11/1/22, LOC Wells Fargo Bank N.A.      4,265       4,265
RKS LLC, 3.16%*, 5/1/26, LOC AmSouth Bank (b)               5,500       5,500
RMD Corp., 3.06%*, 11/1/11, LOC Fifth Third Bank (b)        5,100       5,100
SeaRiver Maritime, Inc., 2.88%*, 10/1/11                   19,800      19,800
Sigma Finance, Inc., 2.94%*, 9/15/05, MTN (b)              14,000      14,000
Sigma Finance, Inc., 2.91%*, 9/23/05, MTN (b)               9,100       9,099
Sigma Finance, Inc., 2.91%*, 12/5/05, MTN (b)              25,000      24,997
Southwestern Ohio Steel,
  3.08%*, 4/1/08, LOC Firstar Bank                          2,090       2,090
Stanfield Victoria LLC, 2.92%*, 2/15/06, MTN (b)           10,000       9,997
Stevenson Photo Color Co., 3.08%*, 8/1/19                   5,205       5,205
Summit Country Day School, Series 2003, 3.08%*, 11/1/09     8,610       8,610
Unilever Capital Corp., 6.88%, 11/1/05                      4,760       4,846
Vista Funding Corp.,
  3.08%*, 8/1/17, LOC Fifth Third Bank                      1,719       1,719

Total Corporate Bonds (Amortized Cost $385,019)                       385,019


Repurchase Agreements (5.5%)

Bear Stearns & Co., 2.97%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $25,006
   collateralized by $25,503
   various U.S. Government securities,
   5.00%-7.00%%, 9/1/18-3/1/35,
   market value $25,392)                                   25,000      25,000
UBS Warburg, 2.94%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $31,608
   collateralized by $32,235
   U.S. Government security,
   0.00%, 10/15/12, market value $32,235)                  31,600      31,600

Total Repurchase Agreements (Amortized Cost $56,600)                   56,600

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Prime Obligations Fund                                         April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Tax Exempt Municipal Bonds (10.6%)

California (2.9%):
State Department of Water Resources
   Supply Revenue, Series C-14, 3.00%*,
   5/1/22, LOC Westdeutsche Landesbank                    $13,350  $   13,350
State Department of Water Resources
   Supply Revenue, Series C-3, 3.00%*,
   5/1/22, LOC Westdeutsche Landesbank                     16,650      16,650

                                                                       30,000
District of Columbia (1.5%):
Revenue, Consortium Issue,
   3.00%*, 7/1/23, LOC Wachovia Bank N.A.                  15,755      15,755

Illinois (0.5%):
Macon County Revenue,
   2.95%*, 10/1/28, AMBAC                                   5,200       5,200

Missouri (3.4%):
State Health & Educational Facilities
   Authority Revenue, Medical Research
   Facilities -- Stowers Institute for Resource
   Development, Inc., 3.00%*, 7/1/35,
   MBIA, SPA Morgan Guaranty Trust                         35,000      35,000

New York (2.3%):
Oneida Indian Nation,
   2.93%*, 10/1/32, LOC Bank of America N.A.               24,250      24,250

Total Tax Exempt Municipal Bonds (Amortized Cost $110,205)            110,205


Taxable Municipal Bonds (5.5%)

Florida (2.1%):
Osceola County Housing Finance Authority, Revenue,
   3.16%*, 9/15/35, LOC JP Morgan Chase Bank                2,500       2,500
Polk County Industrial Development
   Authority Revenue, Watson Clinic,
   3.02%*, 12/1/18, LOC Nationsbank N.A.                   20,000      20,000

                                                                       22,500
Kentucky (1.8%):
Boone County Industrial Building Revenue,
   Hennegan Co. Project,
   Series B, 3.08%*, 4/1/16, LOC Star Bank                  1,940       1,940
Walton Industrial Building Revenue,
   Clarion Manufacturing Corp. of America Project,
   3.08%*, 8/1/17, LOC Fifth Third Bank                     3,830       3,830
Warren County Industrial Development
   Authority Revenue, Stupps Brothers, Inc.,
   Series B-2, 3.02%*, 12/1/18, LOC Bank of America        13,300      13,300

                                                                       19,070

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Prime Obligations Fund                                         April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Principal
Security Description                                     Amount       Value

Massachusetts (0.2%):
State Industrial Finance Agency
   Revenue, Southcoast Nursing,
   3.02%*, 1/1/28, LOC Fleet National Bank                $ 1,815  $    1,815

Missouri (0.5%):
State Development Finance Board,
   Infastructure Facilities Revenue, St. Louis Center,
   Series B, 3.10%*, 12/1/20, LOC Firstar Bank              5,200       5,200

Ohio (0.9%):
Cleveland-Cuyahoga County Port Authority
   Revenue, PRL Corp. Project,
   3.11%*, 12/1/11, LOC Fifth Third Bank                    8,850       8,850

Total Taxable Municipal Bonds (Amortized Cost $57,435)                 57,435


U.S. Government Agencies (5.5%)

Federal Farm Credit Bank (0.3%):
2.38%, 8/9/05                                               3,385       3,385

Federal Home Loan Bank (2.1%):
1.65%, 5/17/05                                             15,000      15,000
1.77%, 5/27/05, Callable 5/4/05 @ 100                       7,000       7,000

                                                                       22,000

Federal National Mortgage Assoc. (3.1%):
1.75%, 5/23/05                                             15,000      15,000
2.32%, 9/12/05, Callable 5/18/05 @ 100                     13,000      13,000
5.50%, 2/15/06                                              4,000       4,054

                                                                       32,054

Total U.S. Government Agencies (Amortized Cost $57,439)                57,439

Total Investments (Amortized Cost $1,037,029) (a) -- 99.9%          1,037,029

Other assets in excess of liabilities -- 0.1%                             753

NET ASSETS -- 100.0%                                               $1,037,782

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                               Schedules of Investments
Financial Reserves Fund                                        April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Bankers Acceptance (2.4%)

U.S. Bank, 2.03%, 5/19/05                                 $10,000    $ 10,000

Total Bankers Acceptance (Amortized Cost $10,000)                      10,000


Certificates of Deposit (9.5%)

BNP Paribas NY, 2.95%, 7/15/05                              8,000       8,000
Credit Suisse First Boston, 2.79%, 5/9/05                  13,000      13,000
HBOS Treasury Services NY, 3.15%, 11/18/05                  5,000       5,000
HBOS Treasury Services NY, 3.25%, 2/8/06                    5,000       5,000
Rabobank Nederland NV NY, 2.34%, 10/18/05                   4,000       3,987
Toronto Dominion Bank, 2.35%, 9/29/05                       5,000       5,000

Total Certificates of Deposit (Amortized Cost $39,987)                 39,987


Commercial Paper (15.2%)

Amstel Funding Corp., 2.77%, 5/23/05 (b)                    8,160       8,146
Apreco LLC, 3.05%, 7/15/05 (b)                              5,541       5,506
Blue Bell Funding Corp., 2.87%, 5/13/05 (b)                20,000      19,981
HBOS Treasury Services NY, 3.04%, 7/18/05                   5,000       4,967
Sigma Finance, Inc., 2.81%, 5/23/05 (b)                    10,000       9,983
Windmill Funding Corp., 2.79%, 5/3/05 (b)                  15,000      14,997

Total Commercial Paper (Amortized Cost $63,580)                        63,580


Corporate Bonds (37.6%)

American Honda Finance Corp., 3.00%*, 9/19/05, MTN (b)      3,000       3,000
American Honda Finance Corp., 2.90%*, 2/21/06, MTN (b)      2,000       2,001
BF FT Myers/BF South, Inc.,
  3.06%*, 11/1/17, LOC Fifth Third Bank                     2,800       2,800
BP Capital Markets PLC, 4.63%, 5/27/05                      2,000       2,004
Burgess & Niple, 3.11%*, 9/1/14, LOC National City Bank     2,495       2,495
Caterpillar Financial Services Corp., 2.65%, 1/30/06, MTN   5,000       4,966
Centerville Capital, 3.16%*, 10/1/26                        5,575       5,575
Cincinnati Hills Christian Academy, Inc.,
   3.06%*, 4/1/22, LOC Fifth Third Bank                     5,040       5,040
CIT Group, Inc., 6.63%, 6/15/05                             1,196       1,202
CIT Group, Inc., 3.62%*, 7/29/05, MTN                      16,475      16,491
Coca-Cola Co., 4.00%, 6/1/05                                2,500       2,503
EZFlow LP, 3.02%*, 6/1/08, LOC Bank of America              5,830       5,830
Fort Mitchell Station Partners, LTD.,
   3.08%*, 2/1/22, LOC Fifth Third Bank (b)                 2,265       2,265
Harrier Finance Funding US LLC, 2.95%, 10/17/05, MTN (b)   10,000       9,999
Household Finance Corp., 8.00%, 5/9/05                      2,000       2,003
JL Capital One LLC, Series 2002, 3.17%*, 11/1/12,
   LOC Old National Bank & Wells Fargo                      2,600       2,600
John E. Staten Properties,
   3.11%*, 10/1/21, LOC National City Bank                  3,280       3,280
Liberty Light US Capital, 2.83%*, 4/5/06, MTN (b)          10,000       9,998
Maruga, Series 1999b,
   3.18%*, 9/1/16, LOC Firstar Bank (b)                     1,095       1,095
Morgan Stanley, 3.07%*, 8/15/05, MTN                       20,000      20,008

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Financial Reserves Fund                                        April 30, 2005
(Amounts in Thousands) (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Newport Investment Co. LLC, 3.08%*, 12/1/22               $ 3,170    $  3,170
Oak Crest Homes, Inc., 3.11%*, 11/1/26                      1,380       1,380
Pfizer, Inc., 5.63%, 2/1/06                                 1,000       1,015
QC Reprographics, Inc.,
   3.13%*, 2/1/21, LOC Firstar Bank                         1,775       1,775
Redbank Professional Office Building,
   3.08%*, 5/1/21, LOC Firstar Bank                         2,940       2,940
Rogers, Inc., 3.06%*, 10/1/37, LOC Fifth Third Bank         1,210       1,210
SeaRiver Maritime, Inc., 2.88%*, 10/1/11                   14,000      14,000
SGM Funding Corp., 3.08%*, 7/1/16, LOC Firstar Bank         2,050       2,050
SGM Funding Corp., 3.08%*, 6/1/22, LOC Firstar Bank         3,470       3,470
Sharp Electronics,
   3.08%*, 12/1/12, LOC Fifth Third Bank                    2,555       2,555
Sigma Finance, Inc., 2.91%*, 12/5/05, MTN (b)              10,000       9,999
Tisdel Holdings, Inc.,
   3.08%*, 9/1/20, LOC Firstar Bank                         2,080       2,080
Unilever Capital Corp., 6.88%, 11/1/05                      1,605       1,637
Wagner Moving & Storage,
   3.06%*, 7/1/22, LOC Fifth Third Bank                     2,300       2,300
Wells Fargo Co., 7.25%, 8/24/05                             3,000       3,039
Yeager-Kreutzjan Partners,
   3.25%*, 5/1/22, LOC Huntington National Bank               240         240

Total Corporate Bonds (Amortized Cost $158,015)                       158,015


Repurchase Agreement (14.8%)

Bear Stearns & Co., 2.97%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $25,006
   collateralized by $25,502
   various U.S. Government securities,
   5.00%-7.00%, 9/1/11-4/1/35, market value $25,391)       25,000      25,000
UBS Warburg, 2.94%, 5/2/05
   (Date of Agreement 4/29/05,
   Proceeds at maturity $37,109
   collateralized by $37,842
   various U.S. Government securities,
   0.00%, 10/15/11-10/15/13, market value $37,842)         37,100      37,100

Total Repurchase Agreement (Amortized Cost $62,100)                    62,100


Tax Exempt Municipal Bonds (9.5%)

California (3.4%)
M-S-R Public Power Agency San Juan
   Project Revenue, Sub Lien,
   Series F, 3.04%*, 7/1/22,
   MBIA, SPA Bank One N.A.                                  6,400       6,400
State Department of Water
   Resources Supply Revenue,
   Series B-6, 3.01%*, 5/1/22,
   LOC State Street B&T Co.                                 8,000       8,000

                                                                       14,400
Massachusetts (1.7%)
State Health & Educational Facilites
   Authority Revenue, Becker College,
   Series A-1, 2.98%*, 7/1/28,
   LOC Fleet National Bank                                  7,250       7,250

Texas (3.0%)
Bell County Health Facilities Development Corp.
   Revenue, Scott & White Memorial Hospital,
   3.05%*, 8/15/31, MBIA, SPA Westdeutsche Landesbank      12,410      12,410

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Financial Reserves Fund                                        April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

West Virginia (1.4%)
State Hospital Finance Authority Revenue,
   VHA Mid-Atlantic,
   Series F, 2.93%*, 12/1/25, AMBAC                       $ 5,700    $  5,700

Total Tax Exempt Municipal Bonds (Amortized Cost $39,760)              39,760


Taxable Municipal Bonds (6.0%)

Florida (3.8%)
Polk County Industrial Development
   Authority Revenue, Watson Clinic,
   3.02%*, 12/1/18, LOC Nationsbank N.A.                    8,700       8,700
Watson Clinic,
   3.02%*, 12/1/18, LOC Bank of America                     7,300       7,300

                                                                       16,000
Kentucky (0.9%)
Warren County Industrial Development
   Authority Revenue, Stupps Brothers, Inc.,
   Series B-2, 3.02%*, 12/1/18, LOC Bank of America         3,800       3,800

New Mexico (0.5%)
Albuquerque Industrial Revenue, Ktech Corp. Project,
   3.07%*, 11/1/22, LOC Wells Fargo Bank                    1,900       1,900

New York (0.3%)
State Housing Finance Agency Revenue,
   3.00%*, 5/15/31, FNMA                                    1,420       1,420

Texas (0.5%)
Splendora Higher Education Facilities Corp.,
   Series B, 3.07%*, 12/1/26, LOC Wells Fargo Bank          2,115       2,115

Total Taxable Municipal Bonds (Amortized Cost $25,235)                 25,235


U.S. Government Agencies (4.8%)

Federal Home Loan Bank (1.7%)
1.65%, 5/17/05                                              5,000       5,000
1.77%, 5/27/05, Callable 5/4/05 @ 100                       2,000       2,000

                                                                        7,000

Federal National Mortgage Assoc. (3.1%)
1.75%, 5/23/05                                              5,000       5,000
2.32%, 9/12/05, Callable 5/18/05 @ 100                      4,000       4,000
5.50%, 2/15/06                                              4,000       4,054

                                                                       13,054

Total U.S. Government Agencies (Amortized Cost $20,054)                20,054

Total Investments (Amortized Cost $418,731) (a) -- 99.8%              418,731

Other assets in excess of liabilities -- 0.2%                             663

NET ASSETS -- 100.0%                                                 $419,394

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                               Schedules of Investments
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Principal
Security Description                                     Amount       Value

Municipal Bonds (99.8%)

Alabama (2.7%):
Housing Finance Authority Revenue,
   Multifamily Housing,
   Hillwood Project, Series H,
   3.03%*, 12/15/30, FNMA                                 $ 3,330    $  3,330
Housing Finance Authority Revenue,
   Multifamily Housing,
   Inverness Project, Series G,
   3.03%*, 12/15/30, FNMA                                   4,000       4,000
Housing Finance Authority Revenue,
   Multifamily Housing,
   Rocky Ridge Project, Series F,
   3.03%*, 12/15/30, FNMA                                   6,000       6,000

                                                                       13,330
Arizona (0.9%):
Phoenix Industrial Development
   Authority Revenue,
   Multifamily Housing,
   Sunrise Vista Apartments,
   Series A, 3.10%*, 6/1/31,
   LOC Wells Fargo Bank N.A. AMT                            2,545       2,545
Pima County, Industrial Development
   Authority, IDR, Brush
   Wellman, Inc. Project,
   3.07%*, 9/1/09, LOC Bank One N.A.                        1,500       1,500
State University Revenues,
   Series A, 2.97%*, 7/1/34,
   AMBAC, SPA Bank of America N.A.                            100         100

                                                                        4,145
Colorado (2.0%):
Castlewood Ranch Metropolitan District,
   GO, 2.30%*, 12/1/34, LOC U.S. Bank N.A.                  6,000       6,000
Denver City & County Excise Tax Revenue,
   Convention Center Project, Series B,
   3.00%*, 9/1/25, FSA, SPA Dexia Credit Local              3,600       3,600

                                                                        9,600
District of Columbia (0.6%):
District of Columbia,
   Revenue Field School Project,
   Series A, 3.00%*, 7/1/31,
   LOC Wachovia Bank N.A.                                   2,720       2,720

Florida (2.3%):
Brevard County Health Facilities
   Authority Revenue,
   Wuesthoff Health Systems Income Project,
   3.00%*, 1/1/34, LOC Suntrust Bank                        4,500       4,500
Orange County Health Facilities
   Authority Revenue,
   SHCC Services Income Project,
   2.99%*, 12/1/23,
   LOC Suntrust Bank                                        6,825       6,825

                                                                       11,325
Georgia (4.3%):
De Kalb County Development Authority Revenue,
   Green Forest Community Development Project,
   3.00%*, 2/1/22, LOC Bank of America N.A.                 3,100       3,100
De Kalb County Development Authority, IDR,
   Design Packaging Project,
   Series A, 3.05%*, 9/1/13,
   LOC Bank of America N.A. AMT                             2,500       2,500

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Fulton County Development Authority Revenue,
   Galloway Schools Income Project, 3.00%*, 7/1/22,
   LOC Suntrust Bank                                      $ 7,000    $  7,000
Fulton County Development Authority Revenue,
   Lovett School Project, 3.00%*, 7/1/26,
   LOC Suntrust Bank                                        5,150       5,150
Gwinnett County Development Authority Revenue,
   Providence Christian Academy, 3.00%*, 9/1/19,
   LOC Bank of America N.A.                                 3,000       3,000

                                                                       20,750
Illinois (16.4%):
Chicago Revenue, Noble Street Charter School,
   3.10%*, 6/1/24, LOC Bank One N.A.                        2,200       2,200
Development Finance Authority Revenue,
   Derby Industries, Inc. Project,
   3.15%*, 12/1/11,
   LOC Fifth Third Bank AMT                                 1,600       1,600
Development Finance Authority Revenue,
   IDR, Haskris Co. Project, 3.40%*, 8/1/21,
   LOC Bank One N.A. AMT                                    1,340       1,340
Development Finance Authority Revenue,
   Museum of Contemporary Arts Project,
   3.00%*, 2/1/29, LOC Bank One N.A.                        6,300       6,300
Development Finance Authority Revenue,
   Providence St. Mellon School Project,
   3.00%*, 6/1/37, LOC Bank One N.A.                        4,900       4,900
Development Finance Authority Revenue,
   Solid Waste Disposal, Develgroup LLC Project,
   Series A, 3.15%*, 1/1/21, LOC Bank One N.A. AMT          2,000       2,000
Development Finance Authority Revenue,
   WDC Partners LLC Project, 3.40%*, 7/1/21,
   LOC Bank One N.A. AMT                                    1,555       1,555
Development Finance Authority, EDR, CPL/Downers
   Grove Partnership, 3.10%*, 12/1/05,
   LOC LaSalle National Bank N.A.                           4,500       4,500
Development Finance Authority, IDR,
   Industrial Steel Construction, Inc. Project,
   3.15%*, 7/15/23, LOC Bank One N.A. AMT                   4,210       4,210
Development Finance Authority, IDR,
   MacLean-Fogg Co. Project, 3.05%*, 6/1/14,
   LOC Bank of America N.A. AMT                             1,900       1,900
Development Finance Authority, IDR,
   Technifast Industries, Inc.,
   Series A, 3.35%*, 8/1/26, LOC Bank One N.A. AMT          3,645       3,645
East St. Louis Tax Increment, Public Library Project,
   3.10%*, 12/1/09, LOC Bank of America N.A.                1,910       1,910
Educational Facilities Authority Revenue,
   Elmhurst College,
   3.00%*, 3/1/33, LOC Bank One N.A.                        3,000       3,000
Educational Facilities Authority Revenue,
   Museum of Natural History, 3.00%*, 11/1/34,
   LOC Bank One N.A.                                        2,250       2,250

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)

                                                         Principal
Security Description                                      Amount       Value

Educational Facilities Authority Revenue,
   National Louis University, Series B,
   3.00%*, 6/1/29, LOC Bank One N.A.                      $ 6,900    $  6,900
Finance Authority Revenue,
   YMCA Metro Chicago Project,
   3.00%*, 6/1/34, LOC Harris Trust & Savings Bank          5,000       5,000
Galesburg, Knox College Project, 3.08%*, 3/1/31,
   LOC LaSalle National Bank N.A.                           5,000       5,000
Glendale Heights, IDR, Hudapack Metal Project,
   3.20%*, 9/1/18, LOC Bank One Wisconsin AMT               2,580       2,580
Hanover Park, IDR, Spectra-Tech, Inc. Project,
   3.10%*, 8/1/17, LOC Harris Trust & Savings Bank AMT      1,145       1,145
Health Facilities Authority Revenue,
   Washington & Jane Smith Home,
   3.05%*, 7/1/26, LOC Comerica Bank                        3,000       3,000
Health Facilties Authority Revenue,
   Childrens Memorial Hospital, Series A,
   5.50%, 8/15/05, AMBAC                                    1,000       1,008
International Port District Revenue, 3.01%*, 1/1/23,
   LOC LaSalle National Bank N.A.                           2,000       2,000
Naperville Revenue, Dupage Childrens Museum Project,
   3.00%*, 6/1/30, LOC Bank One N.A.                        5,900       5,900
Quad Cities Regional Economic Development Authority,
   Steel Warehouse, 3.18%*, 12/1/12, LOC National
   City Bank of Indiana AMT                                 2,375       2,375
Upper Illinois River Valley
   Development Authority Revenue,
   Advanced Flexible Project,
   3.10%*, 6/1/25, LOC ABN
   AMRO Bank AMT                                            1,880       1,880
West Chicago, IDR, Liquid Container Project,
   3.01%*, 3/1/15, LOC Bank of America N.A.                 1,000       1,000
Yorkville, IDR, Wheaton & Co., Inc. Project,
   3.15%*, 4/1/16, LOC Bank One N.A. AMT                    1,400       1,400

                                                                       80,498
Indiana (10.6%):
Bond Bank, Common School Fund Advanced Purchase
   Funding, 5.00%, 2/1/06, AMBAC                            1,000       1,017
Bond Bank, Special Project, Tri County, Series D,
   3.15%*, 1/1/17, LOC Huntington National Bank             5,405       5,405
Elkhart County, EDR, Hinsdale Farms Ltd. Project,
   3.15%*, 10/1/17, LOC Bank One N.A. AMT                   2,495       2,495
Fort Wayne, EDR, PHD, Inc. Project, 3.15%*, 5/1/15,
   LOC Wells Fargo Bank N.A. AMT                            2,400       2,400
Greenwood, IDR, Jacks Investments LLC Project,
   3.15%*, 2/1/16, LOC Bank One Indianapolis AMT            1,260       1,260
Health Facilities Financing Authority Revenue,
   Crossroads Rehabilitation Center Project,
   3.06%*, 7/1/24, LOC Bank One N.A.                        2,145       2,145
Hendricks County Industrial Redevelopment
   Commission Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 3.15%*, 1/1/25,
   LOC Huntington National Bank                             1,560       1,560

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Indianapolis, EDR, White Arts, Inc.
   Project, 3.13%*, 6/1/06,
   LOC General Electric Capital Corp.                     $ 4,300    $  4,300
Lawrence, EDR, Southwark Metal
   Manufacturing Co. Project,
   3.25%*, 9/1/16, LOC Royal Bank AMT                       1,150       1,150
Mooresville Viking Air Tools, 3.15%*, 3/1/19,
   LOC Wells Fargo Bank N.A. AMT                            2,710       2,710
Noblesville, Rivers Edge Apartments Project,
   3.10%*, 7/1/22, LOC Bank One Indianapolis                2,575       2,575
Plymouth, EDR, Witt Co. Project, 3.13%*, 5/1/12,
   LOC U.S. Bank N.A.                                       2,595       2,595
State Development Finance Authority Revenue,
   Custom Lights, Inc. Project, 3.15%*, 12/1/15,
   LOC Bank One Indiana N.A. AMT                            2,400       2,400
State Development Finance Authority Revenue,
   EDR, Bhar Associates, Inc. Project,
   3.35%*, 8/1/16, LOC Bank One Indiana N.A. AMT            1,685       1,685
State Development Finance Authority Revenue,
   Educational Facilities, Indiana Historical,
   3.00%*, 8/1/31, LOC Bank One Indiana N.A.                2,210       2,210
State Development Finance Authority Revenue,
   Educational Facilities, Model Aeronautics,
   3.10%*, 1/1/21, LOC Bank One Indiana N.A.                3,600       3,600
State Development Finance Authority Revenue,
   Educational Facilities, Youth Opportunity Center,
   3.00%*, 1/1/24, LOC Bank One Indiana N.A.                5,100       5,100
State Development Finance
   Authority, EDR, Daubert VCI,
   Inc. Project, 3.15%*, 8/1/13,
   LOC Bank One N.A. AMT                                    1,785       1,785
State Development Finance Authority, EDR,
   I Corp Haulin Trailers Project, 3.15%*, 12/1/17,
   LOC Bank One Indiana N.A. AMT                            1,400       1,400
State Educational Facilities Authority Revenue,
   University of Evansville, Series B,
   3.10%*, 12/1/29, LOC Fifth Third Bank                    4,170       4,170

                                                                       51,962
Iowa (1.5%):
Urbandale, IDR, Interstate Acres LP, 3.15%*, 12/1/14,
   LOC Principal Mutual                                     6,000       6,000
West Des Moines Revenue, Woodgrain
   Millwork Income Project,
   3.20%*, 4/1/10, LOC Wells Fargo Bank N.A.                1,080       1,080

                                                                        7,080
Kentucky (4.9%):
Covington, Industrial Building Revenue,
   St. Charles Center, Inc.,
   3.08%*, 11/1/13, LOC U.S. Bank N.A.                      2,375       2,375
Crestview Hill Industrial Building Revenue,
   Thomas Moore College Project, 3.08%*, 11/1/26,
   LOC Fifth Third Bank                                     6,825       6,825

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co., Inc. Project,
   3.33%*, 5/1/17, LOC Fifth Third Bank                   $   490    $    490
Economic Development Finance Authority,
   Hospital Facilities Revenue,
   Highland Regional Project,
   Series A, 3.10%*, 8/1/13, LOC U.S. Bank N.A.             5,100       5,100
Kenton County Industrial Building Revenue,
   Baptist Convalescent Center, 3.15%*, 7/1/18,
   LOC Fifth Third Bank                                     2,300       2,300
Lexington-Fayette Urban County Government Industrial
   Building Revenue, LTS Housing Corp., Inc. Project,
   3.07%*, 11/1/28, LOC National City Bank                  3,220       3,220
Pulaski County Solid Waste Disposal Revenue,
   National Rural Utilities, Series B,
   2.30%*, 8/15/23, AMT                                     2,350       2,350
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining, 3.15%*, 4/1/11,
   LOC Bank One Milwaukee N.A. AMT                          1,125       1,125

                                                                       23,785
Maine (1.1%):
State Health & Higher Educational Facilities
   Authority Revenue, VHA New England, Inc.,
   Series F, 2.93%*, 12/1/25, AMBAC, SPA
   Bank of New York & Fleet National Bank                   5,300       5,300

Michigan (4.2%):
Farmington Hills Economic Development Corp.,
   Limited Obligation Revenue, Brookfield Building
   Association, 3.04%*, 11/1/10, LOC Comerica Bank          1,030       1,030
Higher Educational Facilties Authority Revenue,
   Limited Obligation, Hope College, 3.03%*, 4/1/34,
   LOC Bank One N.A.                                        2,800       2,800
Jackson County Economic Development Corp.,
   Melling Tool Co. Project, 3.15%*, 8/1/18,
   LOC Comerica Bank AMT                                    4,585       4,585
State Strategic Fund Limited Obligation Revenue,
   Agape Plastics, Inc. Project, 3.15%*, 11/1/28,
   LOC Bank One Michigan AMT                                1,600       1,600
State Strategic Fund Limited Obligation Revenue,
   Dawnbreakers LLC Project, 3.09%*, 5/1/18,
   LOC Fifth Third Bank AMT                                 4,170       4,170
State Strategic Fund Limited Obligation Revenue,
   Non-Ferrous Cast Alloys Project, 3.15%*, 3/1/19,
   LOC Bank One Michigan AMT                                1,200       1,200
State Strategic Fund Limited Obligation Revenue,
   Oak Industrial Drive Project, 3.15%*, 11/1/33,
   LOC Comerica Bank AMT                                    5,000       5,000

                                                                       20,385

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Minnesota (0.6%):
Buffalo, IDR, Ekon Powder Coating Project,
   3.25%*, 3/1/17, LOC Wells Fargo Bank N.A. AMT          $ 1,660    $  1,660
Red Wing Port Authority, IDR,
   D.L. Ricci Corp. Project,
   3.25%*, 10/1/20, LOC Wells Fargo Bank N.A. AMT           1,030       1,030

                                                                        2,690
Mississippi (0.3%):
Blue Mountain, IDR, Blue Mountain
   Production Co. Project,
   3.10%*, 10/1/08, LOC Harris
   Trust & Savings Bank AMT                                 1,600       1,600

Missouri (2.1%):
Kansas City, IDR, Century Avenue Association,
   2.40%*, 12/1/11, LOC Bank of America AMT                 4,900       4,900
St. Charles County Industrial
   Development Authority Revenue,
   Cedar Ridge Project, 3.04%*, 5/15/31, FNMA               5,500       5,500

                                                                       10,400
New Hampshire (2.6%):
Higher Educational & Health Facilities
   Authority Revenue, VHA New England, Inc.,
   Series E, 2.93%*, 12/1/25,
   AMBAC, SPA Bank of New York & Fleet National Bank        6,700       6,700
Manchester Housing Authority Multifamily Revenue,
   Wall Street Tower, Series A, 3.03%*, 6/15/15,
   LOC PNC Bank N.A.                                        5,800       5,800

                                                                       12,500
New Mexico (1.5%):
State Housing Authority Region,
   Multifamily Housing Revenue,
   Enchanted Vista Apartments
   Project, 1.95%*, 7/1/45,
   LOC Bayerische Landesbank AMT                            7,465       7,462

North Carolina (1.7%):
Capital Facilities Finance Agency Revenue,
   Educational Facilities Revenue, Peace College,
   3.00%*, 6/1/29, LOC Wachovia Bank N.A.                   6,000       6,000
Moore County Industrial Facilities & Pollution Control
   Authority Revenue, Perdue Farms, Inc. Project,
   3.00%*, 6/1/10, LOC Rabobank Nederland                   2,050       2,050

                                                                        8,050
Ohio (12.8%):
Ashtabula County Hospital Facilities Revenue,
   Astabula County Medical Center Project,
   3.02%*, 12/1/07, LOC Bank One N.A.                       1,290       1,290
Clinton County, GO, BAN, 1.82%, 5/13/05                     2,601       2,601
Clinton Massie Local School District,
   School Construction,
   GO, BAN, 2.45%, 11/22/05                                 6,539       6,550
Cuyahoga County, Civic Facilities Revenue,
   700 Prospect Corp. Project, 3.01%*, 3/1/22,
   LOC Fifth Third Bank                                     4,390       4,390

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Cuyahoga County, Health Care Facilities Revenue,
   Judson Retirement Community Project,
   3.03%*, 11/15/19, LOC National City Bank               $ 2,300    $  2,300
Cuyahoga County, Hospital Facilities Revenue,
   Sisters Charity Health Systems, 3.03%*, 11/1/30,
   LOC National City Bank                                   1,225       1,225
Englewood, Building Improvements, GO, BAN,
   2.15%, 8/30/05                                           1,750       1,752
Fairless Local School District,
   School Facilities Construction,
   GO, BAN, 3.00%, 7/26/05                                  7,000       7,016
Green Healthcare Revenue,
   Greater Akron-Canton Project,
   3.12%*, 7/1/19, LOC National City Bank                   1,455       1,455
Hamilton County, Health Care Facilites Revenue,
   Sisters of Charity Senior Care, 3.06%*, 8/1/27,
   LOC Fifth Third Bank                                     4,145       4,145
Morrow County, GO, BAN, 2.85%, 1/25/06                      2,500       2,506
Olmsted Falls, GO, BAN, 2.70%, 10/20/05                     1,950       1,953
Oregon City School District, GO, BAN, 2.60%, 7/25/05        6,000       6,006
State Housing Finance Agency, Multifamily Revenue,
   Chambrel at Montrose,
   Series F, 3.00%*, 11/15/32, FNMA                         1,775       1,775
State Water Development Authority Revenue,
   Pollution Control Facilities, Cleveland Electric
   Illuminating Co., Series B, 3.00%*, 8/1/20,
   LOC Barclays Bank New York                               8,010       8,010
Tallmadge City School District, GO, BAN, 3.00%, 6/29/05     9,845       9,861

                                                                       62,835

Oklahoma (0.5%):
Muskogee Medical Center Authority Revenue,
   3.05%*, 10/1/32, LOC Bank of America N.A.                2,300       2,300
Pennsylvania (4.8%):
Benzinger Township Hospital Authority,
   Elk Regional Health System, 3.01%*, 12/1/30,
   LOC PNC Bank N.A.                                        1,400       1,400
Clinton County, IDR, Mellon Bank
   National Association Project,
   3.15%*, 9/1/05, LOC Mellon Bank N.A.                     3,500       3,500
College Township Industrial Authority, IDR,
   Ball Corp. Project,
   3.00%*, 11/1/11, LOC Bank One N.A.                       4,500       4,500
Emmaus General Authority Revenue, 3.00%*, 12/1/28,
   FSA, SPA Wachovia Bank N.A.                              3,005       3,005
Erie County Hospital Authority,
   Mercy Terrace Project,
   3.06%*, 8/1/18, LOC Chase Bank of Texas N.A.             1,745       1,745
Luzerne County, IDR, YMCA Wilkes-Barre Project,
   3.06%*, 10/1/31, LOC PNC Bank N.A.                       4,840       4,840
Mercersburg Borough General Purpose Authority,
   Educational Facility Revenue, Mercersburg College,
   Series A, 3.00%*, 6/1/25, LOC Wachovia Bank N.A.         4,300       4,300

                                                                       23,290

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

South Carolina (3.8%):
Educational Facilities Authority Revenue,
   Private Nonprofit Institutions,
   Erskine College Project,
   3.05%*, 10/1/23, LOC Bank of America N.A.              $ 2,700    $  2,700
Jobs Economic Development Authority Revenue,
   Sister of Charity Hospitals, 3.03%*, 11/1/32,
   LOC Wachovia Bank N.A.                                   8,600       8,600
Piedmont Municipal Power Agency Electric Revenue,
   Sub Series B-1, 3.00%*, 1/1/34, MBIA, SPA
   JP Morgan Chase Bank                                     7,100       7,100

                                                                       18,400
South Dakota (0.2%):
Lower Brule Sioux Tribe, Tribal Purpose,
   3.00%*, 12/1/11, LOC Wells Fargo Bank N.A.                 900         900

Tennessee (1.4%):
Montgomery County Public Building Authority Revenue,
   Pooled Financing, 3.00%*, 11/1/27,
   LOC Bank of America N.A.                                 2,495       2,495
Montgomery County Public Building Authority Revenue,
   Pooled Financing, 3.00%*, 9/1/29,
   LOC Bank of America N.A.                                 1,400       1,400
Wilson County, Industrial Development Board,
   Perma-Pipe, Inc. Project, 3.00%*, 9/1/07,
   LOC Fleet National Bank AMT                              3,050       3,050

                                                                        6,945
Texas (2.5%):
Brownsville Utility Systems Revenue,
   Series B, 3.00%*, 9/1/27, MBIA, SPA
   Bank of America N.A.                                     5,125       5,125
Houston Area Water Corp. Contract Revenue,
   Northeast Water Purification Project,
   5.00%, 3/1/06, FGIC                                      1,115       1,135
Trinity River Authority,
   Solid Waste Disposal Revenue,
   Community Waste Disposal Project,
   3.05%*, 5/1/21,
   LOC Wells Fargo Bank N.A. AMT                            6,000       6,000

                                                                       12,260
Vermont (1.1%):
Education & Health Buildings,
   VHA New England, Series F,
   2.93%*, 12/1/25, AMBAC, SPA Bank of New York             5,200       5,200

Virginia (0.3%):
Lynchburg Industrial Development Authority,
   Hospital Facilities, First Meeting Revenue,
   VHA Mid Atlantic/Capital, Series B,
   2.93%*, 12/1/25, AMBAC, SPA Fleet National Bank          1,700       1,700

Washington (0.7%):
Port Seattle, IDR, Douglas Management Co. Project,
   3.00%*, 12/1/05, LOC Bank of America N.A.                3,200       3,200

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Tax-Free Money Market Fund                                     April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                         Shares or
                                                         Principal
Security Description                                       Amount       Value

Wisconsin (11.4%):
Ashland School District, TRAN, 2.00%, 8/30/05             $ 4,300    $  4,304
Beloit School District, TRAN, 2.00%, 10/7/05                4,800       4,804
Columbus School District, TRAN, 2.05%, 10/25/05             1,300       1,300
Crivitz School District, TRAN, 2.10%, 10/28/05              1,000       1,000
Eau Claire Area School District, TRAN, 2.00%, 8/25/05       6,700       6,703
Evansville, IDR, Stoughton Trailers, Inc.,
   3.15%*, 12/1/08, LOC Bank One Milwaukee N.A. AMT         5,980       5,980
Fitchburg, IDR, 3.15%*, 12/1/18,
   LOC Bank One Wisconsin AMT                               2,030       2,030
Fort Atkinson, IDR, Lorman Iron & Metal,
   3.20%*, 12/1/11, LOC Bank One N.A. AMT                   1,010       1,010
Health and Educational Facilities,
   Authority Revenue,
   Three Pillars Senior Living,
   Series B, 3.00%*, 8/15/34,
   LOC JP Morgan Chase Bank                                 1,000       1,000
Howard Suamico School District, TRAN, 2.00%, 8/23/05        4,000       4,001
Lawrence, IDR, R. Lewis & R. Lewis LLC Project,
   3.25%*, 8/1/27, LOC Bank One N.A. AMT                    1,000       1,000
Lomira School District, TRAN, 2.15%, 8/26/05                1,000       1,000
Menomonie Area School District, TRAN, 2.00%, 9/26/05        4,300       4,305
Rhinelander School District, TRAN, 2.00%, 9/22/05           4,900       4,903
River Falls, IDR, Quadion Corporate Project,
   3.10%*, 11/1/14, LOC U.S. Bank AMT                       1,160       1,160
Rolling, IDR, Kretz Lumberg, Inc. Project,
   3.15%*, 11/1/11, LOC Bank One Wisconsin AMT              2,825       2,825
South Milwaukee School District, TRAN,
   2.10%, 9/21/05                                           2,500       2,501
State Health & Educational Facilities
   Authority Revenue,
   Valley Packaging Industries Project,
   3.10%*, 7/1/21, LOC Bank One Wisconsin N.A.              2,040       2,040
Watertown Unified School District, TRAN,
   2.04%, 10/28/05                                          2,600       2,601
Wrightstown Community School
   District, TRAN, 2.00%, 8/30/05                           1,500       1,501

                                                                       55,968

Total Municipal Bonds (Amortized Cost $486,580)                       486,580


Investment Companies (0.0%)

AIM Tax Free Money Market Fund                             70,741          71

Total Investment Companies (Amortized Cost $71)                            71

Total Investments (Amortized Cost $486,651) (a) -- 99.8%              486,651

Other assets in excess of liabilities -- 0.2%                             814

NET ASSETS -- 100.0%                                                 $487,465

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                               Schedules of Investments
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Principal
Security Description                                     Amount       Value

Municipal Bonds (99.8%)

Minnesota (0.8%)
Minnetonka Housing Revenue,
   Brier Creek Apartments Project,
   3.05%*, 6/1/24, LOC Wells Fargo Bank N.A.            $ 2,325    $  2,325
New Brighton, IDR, Donatelle Holdings Project,
   3.25%*, 5/1/12, LOC Wells Fargo Bank N.A.              2,025       2,025

                                                                      4,350
Ohio (99.0%)
Archbold, GO, BAN, 2.25%, 8/11/05                         1,040       1,041
Ashland, GO, 2.25%, 10/20/05                              2,500       2,504
Athens County, Port Authority Housing Revenue,
   Housing for Ohio Income Project,
   3.07%*, 6/1/32, LOC Wachovia Bank N.A.                15,655      15,654
Barberton Waterworks Systems
   Improvement Notes, GO, 3.25%, 7/13/05                  2,785       2,789
Belmont County, GO, BAN, 2.05%, 8/17/05                   1,225       1,226
Belmont County, GO, BAN, 3.00%, 11/16/05                  2,670       2,684
Berea, Series 2, GO, BAN, 2.45%, 12/21/05                 2,950       2,954
Blue Ash, Recreational Facilities, GO, BAN,
   2.35%, 11/15/05                                        2,100       2,100
Bowling Green, IDR, Lamson & Sessions Project,
   3.08%*, 8/1/09,
   LOC Harris Trust & Savings Bank AMT                    1,100       1,100
Butler County, Health Care Facilities Revenue,
   3.01%*, 9/1/22, LOC Fifth Third Bank                   3,000       3,000
Butler County, Health Care Facilities Revenue,
   3.03%*, 7/1/24, LOC U.S. Bank N.A.                     3,800       3,800
Butler County, Health Care Facilities Revenue,
   Lifesphere Project,
   3.00%*, 5/1/27, LOC U.S. Bank N.A.                     2,425       2,425
Butler County, Hospital Facilities Revenue,
   3.08%*, 11/1/10, LOC Fifth Third Bank                  1,200       1,200
Butler County, Hospital Facilities Revenue,
   2.99%*, 11/1/17, LOC U.S. Bank N.A.                    3,220       3,220
Cambridge Hospital Facilities,
   Regional Medical Center Project,
   3.03%*, 12/1/21, LOC National City Bank                4,200       4,200
Celina, GO, BAN, 2.40%, 11/16/05                          1,060       1,062
Centerville Health Care Revenue, Bethany Lutheran,
   3.04%*, 11/1/13, LOC National City Bank                3,750       3,750
Cincinnati & Hamilton County Port Authority, IDR,
   4th Star Ltd. Partnership Project,
   2.35%*, 5/1/15, LOC U.S. Bank Trust N.A.               4,800       4,800
Clark County, GO, BAN, 2.55%, 12/21/05                    2,350       2,354
Cleveland Airport Systems Revenue,
   Series C, 3.00%*, 1/1/31, FSA,
   SPA Westdeutsche Landesbank                            2,840       2,840
Cleveland Waterworks Revenue,
   Series L, 3.00%*, 1/1/33, FGIC,
   SPA Westdeutshe Landesbank                             1,000       1,000
Clinton County Hospital Revenue,
   McCullough-Hyde Project,
   Series B-1, 3.02%*, 11/1/20,
   LOC Fifth Third Bank                                   6,245       6,245
Clinton County, Airport Facilities Revenue,
   3.00%*, 6/1/11, LOC Wachovia Bank N.A.                11,800      11,800

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Clinton County, Hospital Revenue,
   Series D-1, 3.12%*, 12/1/15,
   LOC Fifth Third Bank                                   $ 7,470    $  7,470
Columbus, GO,
   Series 1, 2.97%*, 6/1/16,
   SPA Westdeutsche Landesbank                              2,100       2,100
Columbus, GO,
   Series 1, 2.97%*, 12/1/17,
   SPA Westdeutsche Landesbank                                600         600
Coshocton County, Health Care Facilities Revenue,
   Hartville Homes, Inc. Project,
   3.10%*, 9/1/20, LOC Bank One N.A.                        2,485       2,485
Coshocton County, Memorial Hospital Project Revenue,
   3.10%*, 3/1/17, LOC Bank One Columbus N.A.               2,460       2,460
Cuyahoga County, Civic Facilities Revenue,
   700 Prospect Corp. Project,
   3.01%*, 3/1/22, LOC Fifth Third Bank                     2,020       2,020
Cuyahoga County, EDR, Gilmore Academy Project,
   3.01%*, 2/1/22, LOC Fifth Third Bank                     2,120       2,120
Cuyahoga County, Health Care Facilites
   Revenue, Devon Oaks Project,
   3.01%*, 2/1/34, LOC ABN AMRO Bank                        6,250       6,250
Cuyahoga County, Health Care Facilities Revenue,
   Applewood Centers, Inc. Project,
   3.01%*, 11/1/14, LOC Fifth Third Bank                    1,765       1,765
Cuyahoga County, Health Care Facilities Revenue,
   Jennings Center Older Project,
   3.07%*, 11/1/23, LOC Fifth Third Bank                    2,500       2,500
Cuyahoga County, Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   3.03%*, 11/1/30, LOC National City Bank                  1,135       1,135
Cuyahoga County, IDR, Horizon
   Activities Centers Project,
   3.12%*, 7/1/25, LOC U.S.Bank N.A.                        1,095       1,095
Cuyahoga County, IDR, Landerhaven Executive Project,
   3.24%*, 12/1/08, LOC U.S. Bank N.A. AMT                  1,395       1,395
Cuyahoga County, IDR, Progressive Plastics Project,
   3.15%*, 11/1/13, LOC Bank One Columbus N.A. AMT            775         775
Cuyahoga County, IDR, Watt Printing Co. Project,
   3.13%*, 4/1/16, LOC National City Bank AMT               1,870       1,870
Cuyahoga Falls, Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   3.09%*, 9/1/14, LOC Fifth Third Bank                     1,580       1,580
Cuyahoga Falls, Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   3.09%*, 5/1/15, LOC Fifth Third Bank                     2,400       2,400
Darke County, Real Estate, GO, BAN,
   2.27%, 7/13/05                                           2,200       2,202
Darke County, Variable Purpose, GO, BAN,
   2.27%, 7/13/05                                           1,000       1,001
Dayton, GO, BAN, 2.375%, 8/24/05                              675         677
Delaware, GO, BAN, 2.25%, 9/5/05                            1,115       1,117
Dublin City School District, GO, BAN, 3.50%, 12/15/05       5,000       5,027
Eastlake, IDR, Astro Model Development Project,
   3.15%*, 9/1/16, LOC National City Bank AMT               1,590       1,590
Elyria, GO, BAN, 2.50%, 10/20/05                            2,250       2,256

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Englewood, IDR, YMCA Dayton Project,
   Series A, 3.10%*, 3/1/27, LOC Bank One N.A.            $ 3,835    $  3,835
Erie County, GO, BAN, 2.50%, 10/14/05                       2,070       2,076
Erie County, Health Care Facilities Revenue,
   Series B, 3.09%*, 10/1/21, LOC Bank One N.A.             4,335       4,335
Fairborn, EDR, 3.35%*, 5/1/06, LOC U.S. Bank N.A.             160         160
Franklin County, EDR,
   Columbus Electric Funded Project,
   3.03%*, 4/1/21, LOC Bank One N.A.                        1,510       1,510
Franklin County, Health Care Facilities Revenue,
   3.12%*, 11/1/19, LOC National City Bank                  1,935       1,935
Franklin County, Health Care Facilities Revenue,
   Friendship Village Dublin,
   Series B, 3.01%*, 11/1/34,
   LOC Lasalle National Bank N.A.                           4,000       4,000
Franklin County, Health Care Facilities Revenue,
   Wexner Heritage House Project,
   3.09%*, 8/1/20, LOC Huntington National Bank             2,800       2,800
Franklin County, Hospital Revenue,
   Children's Hospital Project,
   Series B, 3.12%*, 12/1/14,
   SPA Bank One Columbus N.A.                               7,400       7,400
Franklin County, Multifamily Revenue,
   Community Properties II,
   3.06%*, 6/1/09, LOC Fifth Third Bank AMT                 3,500       3,500
Franklin County, Multifamily Revenue,
   Golf Pointe Apartments Project,
   Series A, 3.06%*, 1/1/34,
   LOC Lasalle National Bank N.A. AMT                       2,650       2,650
Franklin County, Multifamily Revenue,
   Hanover Ridge Apartments,
   3.08%*, 12/15/30, FNMA AMT                               1,100       1,100
Geauga County, Health Care Facilities Revenue,
   Heather Hill, Inc. Project,
   Series B, 3.00%*, 7/1/23,
   LOC Bank One Columbus N.A.                               8,955       8,955
Green, GO, BAN, 2.20%, 10/19/05                             1,470       1,472
Grove City, Multifamily Revenue,
   Regency Arms Apartments,
   3.05%*, 6/15/30, FNMA AMT                                7,900       7,900
Hamilton County Parking Systems Revenue,
   2.99%*, 12/1/26, LOC U.S. Bank                           5,000       5,000
Hamilton County, EDR, 3.00%*, 11/1/21,
   LOC Fifth Third Bank                                       250         250
Hamilton County, EDR, Boys/Girls Club, Inc. Project,
   3.06%*, 12/1/28, LOC PNC Bank Ohio N.A.                  2,450       2,450
Hamilton County, EDR, Samuel W. Bell Home Project,
   3.03%*, 4/1/22, LOC U.S. Bank N.A.                       2,925       2,925
Hamilton County, Health Care Facilities Revenue,
   Deaconess Long Term Care,
   Series A, 3.01%*, 5/15/30, LOC Lasalle Bank N.A.         3,050       3,050
Hamilton County, Health Care Facilities Revenue,
   Ronald McDonald House Project,
   3.01%*, 5/1/15, LOC Fifth Third Bank                     2,930       2,930
Hamilton County, Hospital Facilities Revenue,
   2.99%*, LOC Fifth Third Bank 1/1/15                      4,000       4,000
Hamilton County, Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   2.99%*, 5/15/28, LOC JP Morgan Chase Bank               13,190      13,190
Hamilton County, Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 2.99%*, 5/15/17, LOC PNC Bank Ohio N.A.          705         705

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Hamilton County, Hospital Facilities
   Revenue, Elizabeth Gamble,
   Series A, 3.00%*, 6/1/27, LOC JP Morgan Chase Bank $ 2,000 $ 2,000 Hamilton County, Hospital Facilties Revenue,
   Episcopal Retirement Project,
   Series A, 2.99%*, 1/1/15, LOC Fifth Third Bank           3,000       3,000
Hamilton County, Hospital Revenue,
   Beechwood Home Project,
   3.03%*, 7/1/22, LOC U.S. Bank N.A.                       5,700       5,700
Hamilton, Electric Revenue,
   Series A, 3.02%*, 10/1/23, FSA,
   SPA Dexia Credit Local                                  12,321      12,321
Hamilton, Electric Revenue,
   Series B, 3.02%*, 10/1/25, FSA,
   SPA Dexia Credit Local                                   3,000       3,000
Hamilton, Multifamily Housing Revenue,
   Series A, 3.02%*, 1/1/30, LOC Bank One Indiana N.A.      6,713       6,713
Harrison Township Tax Increment Financing
   Revenue, Dry Fork Farms Project,
   3.03%*, 12/1/24, LOC Fifth Third Bank                    1,070       1,070
Highland Heights, GO, BAN, 2.00%, 10/6/05                   1,400       1,401
Hilliard, IDR, National Sign,
   3.15%*, 12/1/19, LOC Bank One N.A. AMT                   2,580       2,580
Huron County, IDR, American Baler Project,
   3.15%*, 4/1/11, LOC Bank One Indianapolis AMT              950         950
Lakewood City School District, GO, BAN, 2.00%, 9/14/05      6,000       6,008
Lakewood, GO, BAN, 2.50%, 6/2/05                            1,000       1,000
Leipsic, IDR, Patrick Products, Inc. Project,
   3.15%*, 6/1/11, LOC Bank One N.A. AMT                    4,565       4,565
Licking County, Health Care Facilities Revenue,
   3.00%*, 11/1/33, LOC Bank of Scotland                    5,000       5,000
Lima, Hospital Revenue,
   Lima Memorial Hospital Project,
   3.10%*, 6/1/33, LOC Bank One N.A.                        2,500       2,500
Lorain County, IDR, Malt Properties Ltd. Project,
   3.15%*, 4/1/34, LOC Bank One N.A. AMT                    5,500       5,500
Lucas County Health Care Facilities Revenue,
   Sunset Retire,
   Series B, 3.00%*, 8/15/30, LOC Fifth Third Bank            335         335
Lucas County, GO, BAN, 2.50%, 10/13/05                      2,380       2,387
Lucas County, IDR, American Capital Properties,
   3.13%*, 10/1/18, LOC National City Bank AMT              3,405       3,405
Lucas County, IDR, Lott Industries, Inc. Project,
   3.07%*, 8/1/21, LOC National City Bank                   3,910       3,910
Mahoning County, EDR, Family YMCA, St. Elizabeth,
   3.07%*, 5/1/21, LOC National City Bank                   4,400       4,400
Marion County, Hospital Revenue,
   Pooled Leasing Program,
   3.02%*, 8/1/20, LOC Bank One N.A.                        1,785       1,785
Martins Ferry City School District, GO, BAN,
   3.00%, 6/28/05                                           5,270       5,277
Marysville, GO, 3.00%, 6/1/05                               2,100       2,102
Mason Tax Increment Financing Revenue,
   Tylersville Crossing Project,
   3.03%*, 12/1/23, LOC U.S. Bank NA                        1,030       1,030
Massillon, IDR, ARE, Inc. Project,
   3.15%*, 12/1/07, LOC Bank One N.A. AMT                     700         700

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Miami County, GO, BAN, 2.04%, 7/27/05                     $ 1,405    $  1,406
Mogadore Local School District, GO, BAN,
   3.00%, 10/27/05                                         10,150      10,179
Monroe County, Income Tax Corridor 75,
   3.08%*, 12/1/18,
   LOC Bank of Montreal & Provident Bank                    2,000       2,000
Montgomery County, EDR, Benjamin & Marian Project,
   Series A, 3.07%*, 4/1/11, LOC National City Bank         3,300       3,300
Montgomery County, Health Care Facilities
   Revenue, Kettering Affiliated Project,
   3.10%*, 5/1/22, LOC Bank One N.A.                        2,600       2,600
Montgomery County, IDR,
   Citywide Development Corp. Project,
   3.15%*, 12/1/13, LOC Bank One Dayton N.A. AMT            1,670       1,670
Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   2.40%*, 11/15/16, LOC National City Bank                 1,845       1,845
Muskingham Watershed Conservancy District,
   3.01%*, 5/1/23, LOC Fifth Third Bank                     1,095       1,095
North Baltimore Local School District, GO,
   BAN, 3.00%, 12/15/05                                     2,485       2,494
North Olmstead, GO, BAN, 2.70%, 5/4/05                      3,500       3,500
Oregon City School District, GO, BAN,
   2.60%, 7/25/05                                           8,000       8,008
Oxford, Limited Obligations Revenue,
   UHI Acquisition, Inc. Project,
   3.40%*, 9/1/16, LOC Bank One N.A. AMT                    5,280       5,280
Parma, IDR, FDC Realty Project,
   3.19%*, 12/1/19, LOC Bank One N.A. AMT                   2,220       2,220
Perrysburg, GO, BAN, 2.20%, 8/11/05                         1,955       1,957
Perrysburg, GO, BAN, 2.35%, 11/10/05                        8,072       8,090
Perrysburg, GO, BAN, 2.35%, 11/10/05                        5,100       5,111
Pickerington, GO, BAN, 2.75%, 6/16/05                       1,805       1,807
Pickerington, GO, BAN, 3.00%, 3/9/06                        1,000       1,002
Portage County, Health Care Facilities Revenue,
   Coleman Professional Services,
   3.20%*, 12/1/22, LOC Bank One N.A.                       4,135       4,135
Portage County, IDR, NCSP Limited
   Partnership Project,
   3.15%*, 8/1/29,
   LOC Huntington National Bank AMT                         2,660       2,660
Reading, IDR, General Tool Co. Project,
   3.13%*, 3/1/08, LOC Bank of
   Montreal & Provident Bank AMT                            1,715       1,715
Richland County, IDR,
   Mansfield Motel Partnership,
   3.15%*, 12/1/16,
   LOC Huntington National Bank AMT                         2,400       2,400
Rickenbacker Port Authority Revenue,
   3.10%*, 12/1/10, LOC Bank One N.A.                       1,600       1,600
Salem, Hospital Revenue,
   Community Hospital Project,
   3.06%*, 11/1/11, LOC PNC Bank N.A.                         800         800
Salem, Hospital Revenue,
   Community Hospital Project,
   3.05%*, 11/1/30, LOC PNC Bank N.A.                       1,800       1,800
Seneca County, Hospital Facilities Revenue,
   St. Francis Home, Inc. Project,
   3.03%*, 12/15/13, LOC National City Bank                 1,300       1,300
Sharonville, IDR, Edgecomb Metals Co. Project,
   3.00%*, 11/1/09, LOC Wells Fargo Bank N.A.               2,500       2,500
Solon, IDR, JTM Products, Inc. Project,
   3.13%*, 6/1/21, LOC National City Bank AMT               3,120       3,120
Springdale, GO, BAN, 1.87%, 10/13/05                        1,500       1,500

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Stark County, IDR, Polymer Packaging Project,
   3.23%*, 7/1/21, LOC National City Bank AMT             $   940    $    940
State Air Quality Development
   Authority Revenue, AK Steel,
   Series A, 3.09%*, 6/1/24, LOC ABN AMRO Bank AMT          9,000       9,000
State Air Quality Development Authority Revenue,
   Pollution Control, Ohio Edison Co.,
   Series C, 3.05%*, 9/1/18,
   LOC Wachovia Bank N.A. AMT                               5,000       5,000
State Air Quality Development Authority Revenue,
   Pollution Control, PA Power Co.,
   3.00%*, 6/1/27, LOC Bank One N.A. AMT                    3,050       3,050
State EDR, YMCA Greater Cincinnati Project,
   3.00%*, 11/1/21, LOC Bank One N.A.                       3,395       3,395
State Environmental Improvement Revenue,
   Newark Group Industries, Inc. Project,
   2.99%*, 12/1/26, LOC JP Morgan Chase Bank AMT           13,205      13,205
State Higher Educational Facility Commission
   Revenue, Columbus College Art Project,
   Series B, 3.10%*, 9/1/23,
   LOC Huntington National Bank                             9,700       9,700
State Higher Educational Facility Commission
   Revenue, Malone College,
   3.07%*, 4/1/09, LOC National City Bank                   6,000       6,000
State Higher Educational Facility Commission
   Revenue, Pooled Financing,
   3.05%*, 12/1/16, LOC Fifth Third Bank                    1,260       1,260
State Higher Educational Facility Commission
   Revenue, Wilmington College,
   3.10%*, 10/1/11, LOC Fifth Third Bank                    1,710       1,710
State Housing Finance Agency Revenue,
   Residential Mortgage,
   3.03%*, 9/1/35, GNMA, SPA FHLB AMT                       2,200       2,200
State Housing Finance Agency,
   Multifamily Revenue, Chambrel at Montrose,
   Series F, 3.00%*, 11/15/32, FNMA                         9,676       9,676
State Solid Waste Revenue,
   BP Exploration & Oil Project,
   3.08%*, 8/1/34, LOC BP/Amoco AMT                           900         900
State Solid Waste Revenue,
   BP Products North America,
   3.08%*, 8/1/34, LOC BP/Amoco AMT                         8,445       8,445
State University, General Receipts,
   3.00%*, 12/1/26, FSA, SPA Dexia Bank                     3,100       3,100
State Water Development Authority
   Revenue, PA Power Co. Project,
   3.00%*, 6/1/27, LOC Bank One N.A. AMT                    5,800       5,800
State Water Development Authority Revenue,
   Pollution Control Facilities,
   6.00%, 6/1/05, MBIA                                      1,000       1,004
State Water Development Authority Revenue,
   Pollution Control Facilities,
   Cleveland Electric Illuminating Co.,
   Series B, 3.00%*, 8/1/20,
   LOC Barclays Bank New York                               6,840       6,840
Strasburg Franklin Local School
   District, GO, BAN, 3.00%, 7/11/05                        3,800       3,808
Summit County Revenue,
   Neighborhood Development Corp.,
   3.12%*, 6/1/24, LOC National City Bank                   1,000       1,000

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Summit County, IDR, Arlington Plaza Project,
   2.50%*, 9/1/15, LOC U.S. Bancorp                       $ 1,650    $  1,650
Summit County, IDR, Atlas Steel Project,
   3.13%*, 6/1/10, LOC National City Bank AMT               2,150       2,150
Summit County, IDR, Delco Corp. Project,
   3.23%*, 6/1/16, LOC National City Bank AMT                 600         600
Summit County, IDR, Fiocca, Inc. Project,
   3.13%*, 6/1/16, LOC Fifth Third Bank AMT                 1,670       1,670
Summit County, IDR, GO-JO Industries, Inc. Project,
   3.10%*, 9/1/05, LOC Bank One N.A.                          255         255
Summit County, IDR, Rogers Industrial
   Products Project,
   2.55%*, 11/1/09, LOC Fifth Third Bank AMT                  570         570
Summit County, IDR, Summit Plastic Co. Project,
   3.18%*, 6/1/10, LOC National City Bank AMT               1,345       1,345
Summit County, IDR, VMS Development Project,
   3.13%*, 7/1/18, LOC National City Bank AMT               2,335       2,335
Toledo-Lucas County, 3.05%*, 12/1/06,
   LOC Wachovia Bank N.A.                                   2,800       2,800
Toledo-Lucas County Port Authority, EDR,
   St. Francis DeSales High School,
   3.01%*, 8/1/25, LOC Fifth Third Bank                     6,000       6,000
Troy City School District, GO, BAN, 2.75%, 6/28/05          2,000       2,003
Trumbull County, IDR,
   3.15%*, 10/1/19, LOC Bank One Columbus N.A. AMT          2,645       2,645
Upper Arlington City School District, GO,
   2.47%, 11/3/05                                           1,230       1,233
Upper Valley Joint Vocational
   School District, GO, BAN, 2.62%, 11/29/05                2,050       2,054
Van Wert County, IDR, Kennedy Manufacturing Co.,
   3.15%*, 11/1/17, LOC Bank One N.A. AMT                     900         900
Vinton County Local School District, GO, BAN,
   3.00%, 7/7/05                                            1,850       1,853
Warren County, EDR, Ralph J. Stolle Countryside,
   3.01%*, 8/1/20, LOC Fifth Third Bank                       900         900
Warren County, IDR, Lindsey Steel Processing,
   3.13%*, 8/1/07, LOC U.S. Bank N.A. AMT                   1,305       1,305
Warren County, IDR, Pac Manufacturing Project,
   3.15%*, 12/1/25, LOC US Bank AMT                         1,470       1,470
Washington County, Hospital Revenue,
   Marietta Area Health,
   3.01%*, 12/1/26, LOC Fifth Third Bank                    4,475       4,475
Wayne County, Health Care Facilities
   Revenue, West View Manor Project,
   3.07%*, 9/1/21, LOC Fifth Third Bank                     4,170       4,170
Wayne County, IDR, 3.15%*, 6/1/08,
   LOC Bank One N.A. AMT                                      730         730
Westlake, IDR, Logan Westlake Project,
   3.13%*, 6/1/16, LOC Fifth Third Bank AMT                 1,215       1,215
Williams County, IDR,
   Letts Industries, Inc. Project,
   3.23%*, 11/1/08, LOC PNC Bank N.A. AMT                     990         990
Wood County, IDR, Jerl Machine Project,
   3.08%*, 9/1/16, LOC Fifth Third Bank AMT                   875         875
Woodlawn, EDR, Goodwill Industrial Project,
   3.03%*, 10/1/20, LOC U.S. Bank N.A.                      5,455       5,455

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Money Market Fund                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Woodlawn, EDR, Goodwill Industrial Project,
   3.03%*, 11/1/20, LOC U.S. Bank N.A.                    $ 3,000    $  3,000
Woodlawn, IDR, Southland Properties LLC Project,
   3.13%*, 6/1/08, LOC The Provident
   Bank and Bank of Montreal AMT                              935         935

                                                                      553,115

Total Municipal Bonds (Amortized Cost $557,465)                       557,465

Total Investments (Amortized Cost $557,465) (a) -- 99.8%              557,465

Other assets in excess of liabilities -- 0.2%                           1,158

NET ASSETS -- 100.0%                                                 $558,623


Notes to Schedules of Investments

(a)  Represents cost for federal income tax purposes.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at April 30, 2005. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

EDR -- Economic Development Revenue

FGIC -- Insured by Financial Guaranty Insurance Co.

FHLB -- Insured by Federal Home Loan Bank

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

GO -- General Obligation

IDR -- Industrial Development Revenue

LLC -- Limited Liability Co.

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

MTN -- Medium Term Note

PLC -- Public Liability Co.

SPA -- Standby Purchase Agreement

TRAN -- Tax and Revenue Anticipation Note

VHA -- Voluntary Hospitals of America

               See notes to schedules of investments and notes
                          to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                          Gradison          Prime        Financial
                                                         Government      Obligations     Reserves
                                                       Reserves Fund        Fund           Fund

ASSETS:
Investments, at value <F1>                               $2,072,457     $  980,429      $356,631
Repurchase agreements, at value <F1>                             --         56,600        62,100

     Total Investments                                    2,072,457      1,037,029       418,731

Cash                                                             50            315           274
Interest receivable                                           3,113          2,727         1,280
Prepaid expenses                                                 40             33            19

         Total Assets                                     2,075,660      1,040,104       420,304

LIABILITIES:
Dividends payable                                             3,233          1,667           704
Accrued expenses and other payables:
     Investment advisory fees                                   703            289           167
     Administration fees                                         12              9             3
     Custodian fees                                              52             28            16
     Transfer agent fees                                         89             76             6
     Shareholder service fees -- Class A Shares                  --            206            --
     Shareholder service fees -- Select Shares                  393             --            --
     Other                                                       92             47            14

         Total Liabilities                                    4,574          2,322           910

NET ASSETS:
Capital                                                   2,071,084      1,037,781       419,394
Accumulated undistributed net investment income                   1              1            --
Accumulated net realized gains (losses)
   from investment transactions                                   1             --            --

         Net Assets                                      $2,071,086     $1,037,782      $419,394

Net Assets
     Class A Shares                                              --      1,037,782       419,394
     Trust Shares                                           221,942             --            --
     Select Shares                                        1,849,144             --            --

         Total                                           $2,071,086     $1,037,782      $419,394

Outstanding units of beneficial interest (shares)
     Class A Shares                                              --      1,037,807       419,287
     Trust Shares                                           221,891             --            --
     Select Shares                                        1,849,005             --            --

         Total                                            2,070,896      1,037,807       419,287

Net asset value
     Offering and redemption price
       per share -- Class A Shares                               --     $     1.00      $   1.00
     Offering and redemption price
       per share -- Trust Shares                         $     1.00             --            --
     Offering and redemption price
       per share -- Select Shares                        $     1.00             --            --


<F1> Value is equal to cost.



                      See notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                           Tax-Free   Ohio Municipal
                                                         Money Market  Money Market
                                                             Fund          Fund

ASSETS:
Investments, at value <F1>                                $486,651       $557,465
Cash                                                            84             44
Interest receivable                                          1,768          2,225
Prepaid expenses                                                14             22

         Total Assets                                      488,517        559,756

LIABILITIES:
Dividends payable                                              750            765
Accrued expenses and other payables:
     Investment advisory fees                                  159            216
     Administration fees                                         4              3
     Custodian fees                                             11             10
     Transfer agent fees                                        11             13
     Shareholder service fees -- Class A Shares                114            120
     Other                                                       3              6

         Total Liabilities                                   1,052          1,133

NET ASSETS:
Capital                                                    487,570        558,628
Accumulated net realized gains (losses)
   from investment transactions                               (105)            (5)

         Net Assets                                       $487,465       $558,623

Outstanding units of beneficial interest (shares)          487,567        558,628

Net asset value
     Offering and redemption price
        per share -- Class A Shares                       $   1.00       $   1.00


<F1> Value is equal to cost.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                      Gradison         Prime       Financial
                                                      Government    Obligations    Reserves
                                                    Reserves Fund      Fund          Fund

Investment Income:
Interest income                                        $29,292       $13,042         $5,405

     Total Income                                       29,292        13,042          5,405

Expenses:
Investment advisory fees                                 5,382         1,904          1,123
Administration fees                                      1,652           672            277
Shareholder service fees -- Class A Shares                  --         1,360             --
Shareholder service fees -- Select Shares                3,057            --             --
Accounting fees                                             53            57             56
Custodian fees                                             241           108             51
Legal and audit fees                                       287           112             42
Trustees' fees and other officer expenses                  155            61             23
Transfer agent fees                                        234           101             11
Registration fees                                           26            10              8
Printing fees                                               41             8             --<F1>
Other                                                       81            38             22

     Total Expenses                                     11,209         4,431          1,613

Expenses reduced by administrator                         (403)           --             --

     Expenses before reimbursement
       from administrator                               10,806         4,431          1,613
     Expenses reimbursed by administrator                  (10)           --             --

     Net Expenses                                       10,796         4,431          1,613

Net Investment Income                                   18,496         8,611          3,792

Realized Gains from Investments:
Net realized gains from investment transactions              1            --             --

Change in net assets resulting from operations         $18,497       $ 8,611         $3,792


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                           Tax-Free   Ohio Municipal
                                                         Money Market  Money Market
                                                             Fund          Fund

Investment Income:
Interest income                                             $5,652        $5,737
Dividend income                                                 17            --

     Total Income                                            5,669         5,737

Expenses:
Investment advisory fees                                     1,025         1,393
Administration fees                                            362           369
Shareholder service fees -- Class A Shares                     733           747
Accounting fees                                                 56            56
Custodian fees                                                  62            60
Legal and audit fees                                            59            59
Trustees' fees and other officer expenses                       31            32
Transfer agent fees                                             32            33
Registration fees                                                8             8
Printing fees                                                    4             5
Other                                                           34            18

     Total Expenses                                          2,406         2,780

Expenses reduced by administrator                               --          (188)

     Expenses before reimbursement from administrator        2,406         2,592

     Net Expenses                                            2,406         2,592

Net Investment Income                                       $3,263        $3,145


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                             Gradison Government                  Prime                      Financial
                                                Reserves Fund                Obligations Fund              Reserves Fund

                                             Six                            Six                           Six
                                            Months         Year            Months         Year           Months       Year
                                            Ended          Ended           Ended          Ended          Ended        Ended
                                           April 30,     October 31,     April 30,     October 31,      April 30,   October 31,
                                             2005          2004             2005          2004            2005         2004

                                         (Unaudited)                    (Unaudited)                    (Unaudited)

From Investment Activities:
Operations:
     Net investment income              $    18,496   $     13,944     $     8,611    $     7,037      $   3,792    $   2,973
     Net realized gains from
       investment transactions                    1             --              --              4             --            1

Change in net assets resulting
   from operations                           18,497         13,944           8,611          7,041          3,792        2,974

Distributions to Shareholders:
     From net investment income
         Class A Shares                          --             --          (8,602)        (7,048)        (3,792)      (2,973)
         Trust Shares                        (1,892)        (1,588)             --             --             --           --
         Class C Shares                          --<F2>         --<F2>          --             --             --           --
         Select Shares                      (16,615)       (12,737)             --             --             --           --

Change in net assets from
   distributions to shareholders            (18,507)       (14,325)         (8,602)        (7,048)        (3,792)      (2,973)

Change in net assets from
   capital transactions                    (890,083)      (542,194)       (228,487)      (365,907)       (59,941)     (54,279)

Change in net assets                       (890,093)      (542,575)       (228,478)      (365,914)       (59,941)     (54,278)

Net Assets:
     Beginning of period                  2,961,179      3,503,754       1,266,260      1,632,174        479,335      533,613

     End of period                      $ 2,071,086   $  2,961,179     $ 1,037,782    $ 1,266,260      $ 419,394    $ 479,335

Share Transactions:<F1>
Class A Shares
     Proceeds from shares issued                 --             --       2,063,767      6,773,614        404,150      884,170
     Dividends reinvested                        --             --           7,419          5,863             67           55
     Cost of shares redeemed                     --             --      (2,299,672)    (7,145,359)      (464,157)    (938,504)

       Total Class A Shares                      --             --        (228,486)      (365,882)       (59,940)     (54,279)

Trust Shares
     Proceeds from shares issued            550,027      1,546,831              --             --             --           --
     Dividends reinvested                         3              3              --             --             --           --
     Cost of shares redeemed               (544,216)    (1,590,781)             --             --             --           --

       Total Trust Shares                     5,814        (43,947)             --             --             --           --

Class C Shares
     Proceeds from shares issued                  1            257              --             --             --           --
     Dividends reinvested                        --<F2>         --<F2>          --             --             --           --
     Cost of shares redeemed                    (81)          (179)             --             --             --           --

       Total Class C Shares                     (80)            78              --             --             --           --

Select Shares
     Proceeds from shares issued          7,088,147     14,745,461              --             --             --           --
     Dividends reinvested                    14,765         10,640              --             --             --           --
     Cost of shares redeemed             (7,998,727)   (15,254,426)             --             --             --           --

       Total Select Shares                 (895,815)      (498,325)             --             --             --           --

Change from share transactions             (890,081)      (542,194)       (228,486)      (365,882)       (59,940)     (54,279)

Accumulated undistributed
   net investment income
   (distributions in excess)            $         1   $         12     $         1    $        (8)      $     --    $      --


<F1> Share transactions are at net asset value of $1.00 per share.

<F2> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                  Tax-Free                      Ohio Municipal
                                              Money Market Fund                Money Market Fund

                                          Six                                 Six
                                         Months              Year            Months           Year
                                         Ended               Ended           Ended            Ended
                                        April 30,         October 31,      April 30,       October 31,
                                          2005               2004             2005            2004

                                       (Unaudited)                        (Unaudited)

From Investment Activities:
Operations:
     Net investment income            $     3,263        $     2,481       $   3,145      $     1,749

Distributions to Shareholders:
     From net investment income
         Class A Shares                    (3,229)            (2,515)         (3,135)          (1,759)

Change in net assets from
   distributions to shareholders           (3,229)            (2,515)         (3,135)          (1,759)

Change in net assets from
   capital transactions                  (111,231)           (22,315)            547         (130,303)

Change in net assets                     (111,197)           (22,349)            557         (130,313)

Net Assets:
     Beginning of period                  598,662            621,011         558,066          688,379

     End of period                    $   487,465        $   598,662       $ 558,623      $   558,066

Share Transactions:<F1>
Class A Shares
     Proceeds from shares issued          994,169          2,133,556         709,837        1,232,683
     Dividends reinvested                   2,406              1,870           2,355            1,316
     Cost of shares redeemed           (1,107,807)        (2,157,741)       (711,646)      (1,364,301)

Change from share transactions           (111,232)           (22,315)            546         (130,302)

Accumulated undistributed
   net investment income
   (distributions in excess)           $       --        $       (34)      $      --      $       (10)


<F1> Share transactions are at net asset value of $1.00 per share.

<F2> Rounds to less than $1000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                 Distributions
                                 Net Asset                          from           Net Asset
                                  Value,            Net              Net             Value,
                                 Beginning       Investment       Investment         End of            Total
                                 of Period         Income           Income           Period            Return

Gradison Government Reserves Fund -- Trust Shares
10/15/01 to 10/31/01 <F2>          $1.000           0.001           (0.001)          $1.000             0.11%<F3>
Year Ended 10/31/02                $1.000           0.015           (0.015)          $1.000             1.48%
Year Ended 10/31/03                $1.000           0.008           (0.008)          $1.000             0.76%
Year Ended 10/31/04                $1.000           0.007           (0.007)          $1.000             0.70%
Six Months Ended
   04/30/05<F1>                    $1.000           0.008           (0.008)          $1.000             0.82%<F3>

Gradison Government Reserves Fund -- Select Shares
Year Ended 10/31/00                $1.000           0.054           (0.054)          $1.000             5.56%
Year Ended 10/31/01                $1.000           0.041           (0.041)          $1.000             4.20%
Year Ended 10/31/02                $1.000           0.012           (0.012)          $1.000             1.21%
Year Ended 10/31/03                $1.000           0.005           (0.005)          $1.000             0.50%
Year Ended 10/31/04                $1.000           0.004           (0.004)          $1.000             0.43%
Six Months Ended
   04/30/05<F1>                    $1.000           0.007           (0.007)          $1.000             0.69%<F3>

Prime Obligations Fund
Year Ended 10/31/00                $1.000           0.055           (0.055)          $1.000             5.67%
Year Ended 10/31/01                $1.000           0.042           (0.042)          $1.000             4.31%
Year Ended 10/31/02                $1.000           0.013           (0.013)          $1.000             1.27%
Year Ended 10/31/03                $1.000           0.006           (0.006)          $1.000             0.56%
Year Ended 10/31/04                $1.000           0.005           (0.005)          $1.000             0.49%
Six Months Ended
   04/30/05<F1>                    $1.000           0.008           (0.008)          $1.000             0.80%<F3>

Financial Reserves Fund
Year Ended 10/31/00                $1.000           0.056           (0.056)          $1.000             5.75%
Year Ended 10/31/01                $1.000           0.043           (0.043)          $1.000             4.44%
Year Ended 10/31/02                $1.000           0.014           (0.014)          $1.000             1.39%
Year Ended 10/31/03                $1.000           0.007           (0.007)          $1.000             0.67%
Year Ended 10/31/04                $1.000           0.006           (0.006)          $1.000             0.60%
Six Months Ended
   04/30/05<F1>                    $1.000           0.009           (0.009)          $1.000             0.85%<F3>

Tax-Free Money Market Fund
Year Ended 10/31/00                $1.000           0.033           (0.033)          $1.000             3.38%
Year Ended 10/31/01                $1.000           0.026           (0.026)          $1.000             2.59%
Year Ended 10/31/02                $1.000           0.009           (0.009)          $1.000             0.92%
Year Ended 10/31/03                $1.000           0.004           (0.004)          $1.000             0.43%
Year Ended 10/31/04                $1.000           0.004           (0.004)          $1.000             0.39%
Six Months Ended
   04/30/05<F1>                    $1.000           0.006           (0.006)          $1.000             0.55%<F3>

Ohio Municipal Money Market Fund
Year Ended 10/31/00                $1.000           0.032           (0.032)          $1.000             3.27%
Year Ended 10/31/01                $1.000           0.025           (0.025)          $1.000             2.52%
Year Ended 10/31/02                $1.000           0.008           (0.008)          $1.000             0.78%
Year Ended 10/31/03                $1.000           0.003           (0.003)          $1.000             0.29%
Year Ended 10/31/04                $1.000           0.003           (0.003)          $1.000             0.28%
Six Months Ended
   04/30/05<F1>                    $1.000           0.005           (0.005)          $1.000             0.52%<F3>


<F1> Unaudited.

<F2> Period from commencement of operations.

<F3> Not annualized.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                         Ratios/Supplemental Data

                                                                 Ratio of                   Ratio of
                                       Net                          Net                        Net
                                     Assets,        Ratio of    Investment   Ratio of      Investment
                                     End of        Expenses to   Income to  Expenses to     Income to
                                     Period          Average      Average     Average       Average
                                     (000)         Net Assets   Net Assets  Net Assets<F1>  Net Assets<F1>

Gradison Government Reserves Fund -- Trust Shares
10/15/01 to 10/31/01 <F3>          $  290,861        0.42%<F4>    2.30%<F4>   10.12%<F4>  (7.40)%<F4>
Year Ended 10/31/02                $  271,606        0.50%        1.46%        0.56%       1.40%
Year Ended 10/31/03                $  260,102        0.53%        0.75%        0.57%       0.71%
Year Ended 10/31/04                $  216,128        0.55%        0.68%        0.58%       0.65%
Six Months Ended
   04/30/05<F2>                    $  221,942        0.57%<F4>    1.65%<F4>    0.60%<F4>   1.62%<F4>

Gradison Government Reserves Fund -- Select Shares
Year Ended 10/31/00                $2,135,527        0.72%        5.42%        0.90%       5.24%
Year Ended 10/31/01                $4,103,267        0.77%        4.04%        0.82%       3.99%
Year Ended 10/31/02                $3,555,362        0.77%        1.21%        0.82%       1.16%
Year Ended 10/31/03                $3,243,650        0.79%        0.50%        0.83%       0.46%
Year Ended 10/31/04                $2,744,971        0.81%        0.41%        0.85%       0.38%
Six Months Ended
   04/30/05<F2>                    $1,849,144        0.83%<F4>    1.36%<F4>    0.86%<F4>   1.33%<F4>

Prime Obligations Fund
Year Ended 10/31/00                $2,553,015        0.78%        5.55%        <F5>        <F5>
Year Ended 10/31/01                $3,046,490        0.76%        4.17%        <F5>        <F5>
Year Ended 10/31/02                $2,185,918        0.77%        1.27%        <F5>        <F5>
Year Ended 10/31/03                $1,632,174        0.79%        0.57%        <F5>        <F5>
Year Ended 10/31/04                $1,266,260        0.81%        0.48%        <F5>        <F5>
Six Months Ended
   04/30/05<F2>                    $1,037,782        0.81%<F4>    1.58%<F4>    <F5>        <F5>

Financial Reserves Fund
Year Ended 10/31/00                $  737,512        0.70%        5.58%        <F5>        <F5>
Year Ended 10/31/01                $  754,612        0.68%        4.36%        <F5>        <F5>
Year Ended 10/31/02                $  658,425        0.68%        1.38%        <F5>        <F5>
Year Ended 10/31/03                $  533,613        0.69%        0.67%        <F5>        <F5>
Year Ended 10/31/04                $  479,335        0.70%        0.59%        <F5>        <F5>
Six Months Ended
   04/30/05<F2>                    $  419,394        0.72%<F4>    1.69%<F4>    <F5>        <F5>

Tax-Free Money Market Fund
Year Ended 10/31/00                $  675,324        0.80%        3.32%        <F5>        <F5>
Year Ended 10/31/01                $  774,555        0.78%        2.54%        <F5>        <F5>
Year Ended 10/31/02                $  654,011        0.78%        0.92%        <F5>        <F5>
Year Ended 10/31/03                $  621,011        0.79%        0.43%        <F5>        <F5>
Year Ended 10/31/04                $  598,662        0.81%        0.38%        <F5>        <F5>
Six Months Ended
   04/30/05<F2>                    $  487,465        0.82%<F4>    1.11%<F4>    <F5>        <F5>

Ohio Municipal Money Market Fund
Year Ended 10/31/00                $  884,369        0.87%        3.22%        0.93%       3.16%
Year Ended 10/31/01                $  935,207        0.93%        2.50%        <F5>        <F5>
Year Ended 10/31/02                $  851,037        0.93%        0.78%        <F5>        <F5>
Year Ended 10/31/03                $  688,379        0.93%        0.30%        <F5>        <F5>
Year Ended 10/31/04                $  558,066        0.91%        0.27%        0.96%       0.23%
Six Months Ended
   04/30/05<F2>                    $  558,623        0.87%<F4>    1.05%<F4>    0.93%<F4>   0.99%<F4>


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Unaudited.

<F3> Period from commencement of operations.

<F4> Annualized.

<F5> There were no fee reductions during the period.



                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


1.  Organization:

    The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

    The Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund are authorized to issue one class of shares: Class A Shares. The Gradison Government Reserves Fund is authorized to issue two classes of shares: Trust Shares and Select Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Gradison Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.


2.  Reorganizations:

    On January 28, 2005 (the "Termination Date"), the Class C Shares of the Gradison Government Reserves Fund liquidated. On the Termination Date, the above Fund redeemed all Class C Shares at the net asset value as of 4:00 p.m. Eastern Time and distributed the cash proceeds to all remaining shareholders.


3.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Securities Purchased on a When-Issued Basis:

    The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2005, the Funds had no outstanding "when-issued" purchase commitments.

    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various Corporate, U.S. Government, and government backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

    Federal Income Taxes:

    It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    Other:

    Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.


4.  Investment Advisory, Administration, and Distribution Agreements:

    Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

    Under terms of the Investment Advisory Agreement, dated January 1, 2005 (the "Agreement Date"), the investment advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.40% of the Fund's average daily net assets up to $3 billion, 0.30% of the Fund's average daily net assets between $3 billion and $3.5 billion, and 0.25% of the Fund's average daily net assets greater than $3.5 billion; the investment advisory fee of the Prime Obligations Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $1.5 billion, 0.30% of the Fund's average daily net assets between $1.5 billion and $2 billion, 0.25% of the Fund's average daily net assets between $2 billion and $2.5 billion, and 0.20% of the Fund's average daily net assets greater than $2.5 billion; the investment advisory fee of the Financial Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fee of the Tax-Free Money Market Fund is computed at an annual rate of 0.35% of the Fund's average daily net assets up to $600 million, 0.30% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion; and the investment advisory fee of the Ohio Municipal Money Market Fund is computed at an annual rate of 0.45% of the Fund's average daily net assets up to $600 million, 0.35% of the Fund's average daily net assets between $600 million and $1.2 billion, and 0.25% of the Fund's average daily net assets greater than $1.2 billion. Prior to the Agreement Date, the investment advisory fee of the Gradison Government Reserves Fund was computed at an annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1.0 billion, 0.40% of the Fund's average daily net assets between $1.0 billion and $2.0 billion, and 0.35% of the Fund's average daily net assets greater than $2.0 billion; the investment advisory fees of the Prime Obligations Fund and the Tax-Free Money Market Fund were computed at an annual rate of 0.35% of each Fund's average daily net assets; the investment advisory fees of the Financial Reseves Fund and the Ohio Municipal Money Market Fund were computed at an annual rate of 0.50% of each Fund's average daily net assets. The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Trust for serving as officers.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04%, of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    BISYS Ohio also serves the Trust as Fund Accountant and as the Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

    The Distributor or financial institutions (directly or through the Distributor) may receive from all the funds except the Trust Shares of the Gradison Government Reserves Fund, and shares of the Financial Reserves Fund, pursuant to a Shareholder Servicing Plan, a fee of 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

    The Adviser, Administrator, or other service providers may waive or reimburse fees to assist the Funds in maintaining competitive expense ratios.

    The Funds employ a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.


5.  Concentration of Credit Risk:

    The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio, than are other types of funds, which are not geographically concentrated to the same extent.


6.  Line of Credit:

    The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund in the Trust pays a pro-rata portion of this commitment fee plus an interest on amounts borrowed. The Gradison Government Reserves Fund does not participate in this Line of Credit and does not pay a pro-rata portion of the commitment fee to KeyCorp. The Gradison Government Reserves Fund and another Fund in the Trust (Institutional Money Market Fund) participate in a Line of Credit agreement with the Bank of New York. Under the agreement, each Fund is permitted to borrow up to 15% of its total assets at the time of borrowing. The purpose of the agreement is to meet the temporary or emergency cash needs, including but not limited to the funding of shareholder redemptions of the Fund. The Bank of New York receives an annual commitment fee of 4 basis points on $50 million for providing the Line of Credit. The Gradison Government Reserves Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.


    There were no loans outstanding as of April 30, 2005.

The Victory Portfolios                               Supplemental Information
                                                                  (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:


                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee

Independent Trustees

David Brooks Adcock, 53<F1>     Trustee         General Counsel,             20               Durham
c/o The Victory Portfolios                      Duke University and                           Casualty Co.,
3435 Stelzer Road                               Duke University                               Ltd.
Columbus, OH 43219                              Health System.
2/05-Present

Nigel D. T. Andrews, 57         Vice Chair      Retired (since 2001);        20               Great Lakes
c/o The Victory Portfolios      and             Managing Director                             Chemical
3435 Stelzer Road               Trustee         (2000-2001), Internet                         Corporation;
Columbus, OH 43219                              Capital Group (venture                        Old Mutual plc.
8/02-Present                                    capital); Executive Vice
                                                President, (1993-2000),
                                                GE Capital
                                                (financial services).

E. Lee Beard, 53<F1>            Trustee         President/Owner              20               None
c/o The Victory Portfolios                      (since 2003), ELB
3435 Stelzer Road                               Consultants; President,
Columbus, OH 43219                              Chief Executive
2/05-Present                                    Officer and Director
                                                (1998-2003), Northeast
                                                Pennsylvania Financial
                                                Corp. (full service
                                                financial services);
                                                President, Chief
                                                Executive Officer and
                                                Director (1993-2003),
                                                First Federal Bank
                                                (full service financial
                                                services).

Jakki L. Haussler, 47<F1>       Trustee         Chairman and Chief           20               None
c/o The Victory Portfolios                      Executive Officer, Opus
3435 Stelzer Road                               Capital Management,
Columbus, OH 43219                              Inc. (asset management);
2/05-Present                                    Partner (since 2002),
                                                Adena Ventures, LP (venture
                                                capital); Managing Director
                                                (since 2001), Capvest
                                                Venture Fund, LP (venture
                                                capital).


<F1> Served as an Advisory Trustee as of April 30, 2005.
     Officially elected as a Trustee by the Shareholders on May 3, 2005.



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee

Frankie D. Hughes, 52           Trustee         Principal and Chief          20               None
c/o The Victory Portfolios                      Investment Officer,
3435 Stelzer Road                               Hughes Capital
Columbus, OH 43219                              Management, Inc.
3/00-Present                                    (fixed income asset
                                                management).

Lyn Hutton, 55                  Trustee         Executive Vice               20               Chittenden
c/o The Victory Portfolios                      President and Chief                           Corporation
3435 Stelzer Road                               Investment Officer,
Columbus, OH 43219                              The Commonfund for
3/02-Present                                    Nonprofit Organizations
                                                (since January 2003);
                                                Vice President and
                                                Chief Financial Officer,
                                                John D. & Catherine T.
                                                MacArthur Foundation
                                                (grant making) (June
                                                1998-December 2002).

Dr. Thomas F. Morrissey, 70     Trustee         Professor (Emeritus since    20               None
c/o The Victory Portfolios                      2004), Weatherhead
3435 Stelzer Road                               School of Management,
Columbus, OH 43219                              Case Western Reserve
11/94-Present                                   University.

Karen F. Shepherd, 64           Trustee         Member, Shepherd             20               UBS Bank USA
c/o The Victory Portfolios                      Properties, LC and
3435 Stelzer Road                               Vincent Shepherd
Columbus, OH 43219                              Investments, LC (real
8/02-Present                                    estate investments);
                                                U.S. Executive Director
                                                (1996-2002), European
                                                Bank for Reconstruction
                                                & Development; Emily's
                                                List (political action
                                                committee) (2002-2003).

Frank A. Weil, 74               Trustee         Chairman, Abacus &           20               None
c/o The Victory Portfolios                      Associates, Inc. (private
3435 Stelzer Road                               investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60             Chairman        Chief Executive Officer,     20               Chair,
c/o The Victory Portfolios      and             New Century Living, Inc.                      PBHG Funds
3435 Stelzer Road               Trustee         (full service independent                     (18 portfolios)
Columbus, OH 43219                              living for senior citizens);
11/94-Present                                   Director, The Mutual Fund
                                                Directors Forum, since 2004.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee


Interested Trustee<F1>

Roger Noall, 69                 Trustee         Retired (since 2000),        20               Alleghany
c/o The Victory Portfolios                      Executive (1997-2000),                        Corporation
3435 Stelzer Road                               KeyCorp.
Columbus, OH 43219
12/97-Present


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.




Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:


                              Position(s)
Name, Age and Address,        Held with
Time Served with the Trust    the Trust        Principal Occupation During Past 5 Years

Jay G. Baris, 51              Assistant        Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios    Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40            Assistant        Vice President, Compliance Services,
c/o The Victory Portfolios    Vice President   BISYS Fund Services.
3435 Stelzer Road             & Anti-Money
Columbus, OH 43219            Laundering
5/94-Present                  Compliance
                              Officer

Kathleen A. Dennis, 51        President        Senior Managing Director of the Adviser.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Karen F. Haber, 52            Chief            Chief Compliance Officer of the Trust, since
c/o The Victory Portfolios    Compliance       August 2004; Managing Director of the Adviser
3435 Stelzer Road             Officer          until August 2004.
Columbus, OH 43219
8/04-Present

David L. Hughes, 42           Treasurer        Vice President, Financial Administration, BISYS
c/o The Victory Portfolios                     Fund Services since February 2005; Assistant
3435 Stelzer Road                              Vice President, Evergreen Investments, from
Columbus, OH 43219                             2000 to 2004; Fund Accounting Manager, Fidelity
5/05-Present                                   Investments, from 1998 to 2000.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                              Position(s)
Name, Age and Address,        Held with
Time Served with the Trust    the Trust        Principal Occupation During Past 5 Years

Cynthia Lee Lindsey, 46       Secretary        Since October 2002, Director of Client Services
c/o The Victory Portfolios                     for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                              Director of Securities Lending, BISYS Fund Services.
Columbus, OH 43219
12/02-Present.

Irimga McKay, 45              Vice President   Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios                     Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37               Assistant        Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios    Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Christopher E. Sabato, 36     Assistant        Director, Financial Services, BISYS Fund Services.
c/o The Victory Portfolios    Treasurer
3435 Stelzer Road
Columbus, OH 43219
2/05-Present



Proxy Voting:

The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 and July 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.


Expense Examples:

As a shareholder of the Victory Portfolios, you incur ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the onging costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                       Beginning       Ending         Expense Paid      Expense Ratio
                                      Account Value  Account Value   During Period<F1>  During Period
                                        11/1/04        4/30/05        11/1/04-4/30/05   11/1/04-4/30/05

Gradison Government Reserves Fund
Trust Shares                           $1,000.00      $1,008.20            $2.83             0.57%
Select Shares                           1,000.00       1,006.90             4.12             0.83%

Prime Obligations Fund
Class A Shares                          1,000.00       1,008.00             4.02             0.81%

Financial Reserves Fund
Class A Shares                          1,000.00       1,008.50             3.58             0.72%

Tax-Free Money Market Fund
Class A Shares                          1,000.00       1,005.50             4.07             0.82%

Ohio Municipal Money Market Fund
Class A Shares                          1,000.00       1,005.20             4.31             0.87%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.


                                       Beginning       Ending         Expense Paid      Expense Ratio
                                      Account Value  Account Value   During Period<F1>  During Period
                                        11/1/04        4/30/05        11/1/04-4/30/05   11/1/04-4/30/05


Gradison Government Reserves Fund
Trust Shares                           $1,000.00      $1,021.91            $2.85             0.57%
Select Shares                           1,000.00       1,020.62             4.15             0.83%

Prime Obligations Fund
Class A Shares                          1,000.00       1,020.72             4.05             0.81%

Financial Reserves Fund
Class A Shares                          1,000.00       1,021.17             3.60             0.72%

Tax-Free Money Market Fund
Class A Shares                          1,000.00       1,020.67             4.10             0.82%

Ohio Municipal Money Market Fund
Class A Shares                          1,000.00       1,020.42             4.35             0.87%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Portfolio Holdings:
(As a Percentage of Total Investments)

Gradison Government Reserves Fund

Student Loan Marketing Association   1.0%
Federal Home Loan Bank              82.0%
Federal Farm Credit Bank            17.0%

Prime Obligations Fund

Certificate of Deposit              13.1%
Taxable Municipal Bond               5.5%
Tax-Exempt Municipal Bond           10.6%
Bankers Acceptance                   0.5%
Corporate Bond                      37.2%
U.S. Government Agencies             5.5%
Repurchase Agreement                 5.5%
Commercial Paper                    22.1%

Financial Reserves Fund

Certificate of Deposit               9.5%
Bankers Acceptance                   2.4%
Tax-Exempt Municipal Bond            9.5%
Taxable Municipal Bond               6.0%
Repurchase Agreement                14.8%
Corporate Bond                      37.8%
U.S. Government Agencies             4.8%
Commercial Paper                    15.2%

Tax-Free Money Market Fund

Bond Anticipation Note               7.9%
Manditory Put Obligations            2.8%
Tax Revenue Anticipation Note        8.1%
Tax Exempt Commercial Paper         80.1%
Fixed Rate Bond/Notes                1.1%

Ohio Municipal Money Market Fund

Bond Anticipation Note              19.4%
Manditory Put Obligations            0.3%
Tax Revenue Anticipation Note       78.8%
Fixed Rate Bond/Notes                1.5%

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Advisory and Other Contracts:

The Advisory Agreement:

Unless sooner terminated, the investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the "Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information -- Miscellaneous") and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose. The Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Considerations of the Board in Continuing the Agreement. The Board approved the Agreement for all of the Funds, at a special meeting called for that purpose, on December 16, 2004, following review of the Agreement and related matters at meetings on October 26 and 27, 2004 and December 7 and 8, 2004. In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the agreements, the Board reviewed numerous factors with respect to each Fund separately. The Board first reviewed each Fund's investment performance during the year. Although investment performance was a significant factor in determining that the agreements should be continued, the following additional factors, among others, were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

o    Services provided under the agreements;

o    Requirements of the Funds for the services provided by the Adviser;

o    The quality of the services expected to be provided;

o Fees payable for the services and whether fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

o    Total expenses of each Fund;

o The Adviser's commitments to operating the Funds at competitive expense levels;

o Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

o Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

o    Capabilities and financial condition of the Adviser;

o    Current economic and industry trends; and

o    Historical relationship between each Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability on a Fund by Fund basis. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


With respect to the Money Market Funds, the Board compared each such Fund's management fee, consisting of the Fund's advisory fees (after waivers) plus its administration fees (after waivers and reimbursements), to the net management fees of the Funds' peers. For purposes of comparing a Fund's advisory or management fees to those of its peers, the Board did not consider the effect of more favorable advisory fee breakpoints for certain Funds that were scheduled to take effect on January 1, 2005, although the Board considered these revised breakpoints positive factors in voting to approve the continuation of the Agreement with respect to the relevant Funds.

The Board reviewed the following specific factors with respect to the Funds. The Board considered unaudited information prepared by Morningstar, Inc. concerning the Funds' assets, expenses and performance. This information was presented at the October 26-27, 2004 Board meeting.

Gradison Government Reserves Fund:

With respect to the Gradison Government Reserves Fund, the Board compared the Fund's 0.40% annual management fee to the average management fee charged to the funds in the iMoneyNet Government & Agency Retail category and considered the fact that the fee was higher than the average management fee of 0.27% for the category. The Board also considered the Adviser's representations that it managed the Fund to preserve the favorable Ohio state tax treatment of the Fund's income, which precluded the Fund from entering into lower-cost repurchase agreements that (unlike certain direct investments in U.S. government securities) were subject to Ohio state tax. The Board also compared the Fund's Trust Class total annual expense ratio of 0.54% to the average expense ratio for the category and considered the fact that the Fund's ratio was lower than the category average of 0.74%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 1.50% through February 28, 2014. The Board then compared the Fund's Trust Class gross and net yields for the 7-day, 30-day and one-year periods ended September 21, 2004 to those of the peer group for the same periods and considered the fact that the Fund's gross yields outperformed or equaled the average gross yields of the peer group for each of the comparison periods. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Gradison Government Reserves Fund's total annual expenses were lower than the expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; (3) the Fund's gross yields had exceeded or equaled those of its peers during the comparison periods; and (4) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Prime Obligations Fund:

With respect to the Prime Obligations Fund, the Board compared the Fund's 0.35% annual management fee to the average management fee charged to the funds in the iMoneyNet First Tier Retail category and considered the fact that the fee was higher than the average management fee of 0.28% for the category. The Board also compared the Fund's Class A total annual expense ratio of 0.80% to the average expense ratio for the category and considered the fact that the Fund's ratio was slightly higher than the category average of 0.78%. The Board then compared the Fund's Class A gross and net yields for the 7-day, 30-day and one-year periods ended September 21, 2004 to those of the category for the same periods and considered the fact that the Fund's gross yields had exceeded the category averages for each of the comparison periods. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Prime Obligations Fund's management fees and total annual expenses were within the range of fees charged to comparable mutual funds; (2) the Fund's gross yields had exceeded the category averages for each of the comparison periods; and (3) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Financial Reserves Fund:

With respect to the Financial Reserves Fund, the Board compared the Fund's 0.50% annual management fee to the average management fee charged to the funds in the iMoneyNet First Tier Retail category and considered the fact that the fee was higher than the average management fee of 0.28% for the category. The Board also considered the Adviser's representations that the annual management fee included compensation for services that the Adviser provided to the Fund's shareholders, which were predominantly bank trust accounts. The Board also compared the Fund's Class A total annual expense ratio of 0.70% to the average expense ratio for the category and considered the fact that Fund's ratio was lower than the category average of 0.78%. The Board then compared the Fund's Class A gross and net yields for the 7-days, 30-days and one-year ended September 21, 2004 to those of a peer group of 5 similar mutual funds for the same periods and considered the fact that the Fund's gross yields consistently exceeded the average gross yields of the peer group for each period.

Having concluded, among other things, that: (1) the Financial Reserves Fund's total annual expenses were within the range of expenses charged to comparable mutual funds; and (2) the Fund's gross yields had exceeded those of its peers during all comparison periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Tax-Free Money Market Fund:

With respect to the Tax-Free Money Market Fund, the Board compared the Fund's 0.35% annual management fee to the average management fee charged to the funds in the iMoneyNet Tax-Free National Retail category and considered the fact that the fee was higher than the average management fee of 0.28% for the category. The Board also compared the Fund's Class A total annual expense ratio of 0.81% to the average expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.70%. The Board then compared the Fund's Class A gross and net yields for the 7-day, 30-day and one-year periods ended September 21, 2004 to those of the category for the same periods and considered the fact that the Fund's gross yields had exceeded the category averages for each of the comparison periods. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Tax-Free Money Market Fund's management fees and total annual expenses were within the range of fees charged to comparable mutual funds; (2) the Fund's gross yields had exceeded the category averages for each of the comparison periods; and (3) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Money Market Fund:

With respect to the Ohio Municipal Money Market Fund, the Board compared the Fund's 0.50% annual management fee to the average management fee charged to the funds in the iMoneyNet Ohio Municipal Money Market category and considered the fact that the fee was higher than the average management fee of 0.28% for the category. The Board also considered the Adviser's representations that it sought to maximize the Fund's investment in Ohio-issued short-term debt securities and minimize the Fund's investment in securities the income of which could be subject to the federal alternative minimum tax (AMT), which resulted in higher research costs. The Board also compared the Fund's Class A total annual expense ratio of 0.93% to the average expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.67%. The Board then compared the Fund's Class A gross and net yields for the 7-day, 30-day and one-year periods ended September 21, 2004 to those of the category for the same periods and considered the fact that the Fund's gross yields either had equaled or fell slightly short of the average gross yields of the category for each of the comparison periods. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Having concluded, among other things, that: (1) although the Fund's management fees and total annual expenses exceeded those of its category, the Fund's gross yields either had equaled or fell slightly short of the average gross yields of the category for each of the comparison periods; and (2) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the agreements were consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the agreements for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

o The fairness and reasonableness of the investment advisory fee payable to the Adviser under the agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to fees paid by other investment companies;

o The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

o The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

o The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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                                      56

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535


Victory Funds
LOGO (R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)


                                                            1RMM-SEMI-AR 6/05

April 30, 2005


Semi Annual Report

Value Fund
Diversified Stock Fund
Stock Index Fund
Established Value Fund
Special Value Fund
Small Company Opportunity Fund
Focused Growth Fund
Balanced Fund
Convertible Fund
Intermediate Income Fund
Fund for Income
National Municipal Bond Fund
Ohio Municipal Bond Fund


Victory Funds
LOGO (R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records

      o Daily share prices

      o The latest fund news

      o Investment resources to help you become a better investor

      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Portfolios


                              Table of Contents

Shareholder Letter                                          4

Financial Statements

The Victory Equity Funds

   Value Fund
     Schedules of Investments                               5
     Statement of Assets and Liabilities                   27
     Statement of Operations                               28
     Statements of Changes in Net Assets                   29
     Financial Highlights                               31-33

   Diversified Stock Fund
     Schedules of Investments                               8
     Statement of Assets and Liabilities                   27
     Statement of Operations                               28
     Statements of Changes in Net Assets                   29
     Financial Highlights                               34-36

   Stock Index Fund
     Schedules of Investments                              11
     Statement of Assets and Liabilities                   27
     Statement of Operations                               28
     Statements of Changes in Net Assets                   30
     Financial Highlights                               37-38

   Established Value Fund
     Schedules of Investments                              39
     Statement of Assets and Liabilities                   56
     Statement of Operations                               57
     Statements of Changes in Net Assets                   58
     Financial Highlights                               60-61

   Special Value Fund
     Schedules of Investments                              44
     Statement of Assets and Liabilities                   56
     Statement of Operations                               57
     Statements of Changes in Net Assets                   58
     Financial Highlights                               62-64

   Small Company Opportunity Fund
     Schedules of Investments                              48
     Statement of Assets and Liabilities                   56
     Statement of Operations                               57
     Statements of Changes in Net Assets                   59
     Financial Highlights                               65-66

   Focused Growth Fund
     Schedules of Investments                              54
     Statement of Assets and Liabilities                   56
     Statement of Operations                               57
     Statements of Changes in Net Assets                   59
     Financial Highlights                                  67

The Victory Specialty Funds

   Balanced Fund
     Schedules of Investments                              68
     Statement of Assets and Liabilities                   84
     Statement of Operations                               85
     Statements of Changes in Net Assets                   86
     Financial Highlights                               87-89

   Convertible Fund
     Schedules of Investments                              79
     Statement of Assets and Liabilities                   84
     Statement of Operations                               85
     Statements of Changes in Net Assets                   86
     Financial Highlights                                  90

The Victory Taxable Fixed Income Funds

   Intermediate Income Fund
     Schedules of Investments                              91
     Statement of Assets and Liabilities                  101
     Statement of Operations                              102
     Statements of Changes in Net Assets                  103
     Financial Highlights                                 104

   Fund for Income
     Schedules of Investments                              98
     Statement of Assets and Liabilities                  101
     Statement of Operations                              102
     Statements of Changes in Net Assets                  103
     Financial Highlights                             105-107

The Victory Tax-Exempt Fixed Income Funds

   National Municipal Bond Fund
     Schedules of Investments                             108
     Statement of Assets and Liabilities                  119
     Statement of Operations                              120
     Statements of Changes in Net Assets                  121
     Financial Highlights                                 122

   Ohio Municipal Bond Fund
     Schedules of Investments                             112
     Statement of Assets and Liabilities                  119
     Statement of Operations                              120
     Statements of Changes in Net Assets                  121
     Financial Highlights                                 123

Notes to Financial Statements                             124

Supplemental Information
Trustee and Officer Information                           141
Proxy Voting Information                                  144
Expense Examples                                          145
Portfolio Holdings                                        149
Contract Approvals                                        151


The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

                               NOT FDIC INSURED
  Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to Our Shareholders

The first four months of 2005 have been a bumpy ride for equity investors, with positive results in late 2004 offset more recently by declines. Through the first four months of 2005 returns in essentially all segments of the equity market have been negative. Concern has been centered on rising oil prices and their potential economic impact, as well as a slowing trend in corporate earnings and the Fed's steady pattern of increasing short-term interest rates.

Bond investors fared better; though short rates are up significantly, the longer portion of the yield curve showed more modest increases. Returns for the six-month reporting period have been flat to modestly positive in most segments of the bond market.

The regulatory environment continues to present challenges to mutual fund managers, and the compliance requirements are translating into increased costs. While some of the expenses are incurred by the funds themselves, others are borne by the investment advisor or other service providers, and will ultimately put pressure on those companies' margins. Longer-term industry predictions are for consolidation as smaller mutual fund companies may not be willing or able to bear the burden on increased compliance requirements.

At Victory, we have made decisions to close or reorganize several of our smaller funds, with the decisions in part reflecting the regulatory impact. In the current operating environment, we want to focus our resources on those funds and investment styles where we have the most opportunity to deliver performance. We have made a number of changes in our internal investment processes in order to drive accountability down to all members of the portfolio management and research teams. We have added technology that will help us better evaluate the risk in individual investment decisions and the portfolios as a whole. We strongly believe that our internal changes will add value to our results.

Victory Capital Management, as investment advisor, is committed also to maintaining a positive working relationship with the Funds' Board of Trustees. Investors should take comfort in the fact that 11 well-qualified and hard working trustees represent them. They have strong knowledge of the industry and will challenge management when necessary on a range of issues from pricing to investment performance to operations.

As always, we appreciate our shareholders' confidence in the funds. Please feel free to contact us at 1-800-539-3863 or through our website at www.VictoryConnect.com if you have any questions or would like further information.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
The Victory Portfolios

The Victory Portfolios                             Schedules of Investments
Value Fund                                                   April 30, 2005
(Amounts in Thousands, Except Shares)                           (Unaudited)


                                                      Shares or
                                                      Principal
Security Description                                   Amount       Value

Commercial Paper (3.7%)

General Electric Capital Corp., 2.95%, 5/2/05          $  7,900    $  7,899

Total Commercial Paper (Cost $7,899)                                  7,899


Common Stocks (98.8%)

Banks (8.4%):
Bank of New York Co., Inc. (c)                          203,100       5,675
J.P. Morgan Chase & Co.                                 179,000       6,352
Wachovia Corp.                                           34,000       1,740
Wells Fargo Co.                                          70,000       4,196

                                                                     17,963

Biotechnology (1.7%):
Genzyme Corp. (b) (c)                                    64,000       3,751

Computers & Peripherals (6.7%):
Cisco Systems, Inc. (b)                                 401,000       6,929
EMC Corp. (b)                                           575,000       7,544

                                                                     14,473

Electronics (4.5%):
General Electric Co.                                    268,600       9,723

Financial Services (4.7%):
Citigroup, Inc.                                         154,000       7,232
Goldman Sachs Group, Inc. (c)                            27,500       2,937

                                                                     10,169

Forest Products -- Lumber & Paper (2.0%):
Weyerhaeuser Co.                                         63,000       4,322

Insurance (1.7%):
American International Group, Inc.                       72,500       3,687

Media (2.4%):
News Corp., Class A (c)                                 223,000       3,407
Viacom, Inc., Class B                                    50,000       1,731

                                                                      5,138

Medical Supplies (1.3%):
Guidant Corp.                                            39,000       2,889

Oil & Gas Exploration,
  Production & Services (14.0%):
GlobalSantaFe Corp. (c) (f)                             191,000       6,418
Noble Corp. (c)                                          50,000       2,545
Transocean, Inc. (b) (c) (f)                            220,000      10,201
Unocal Corp. (f)                                        199,000      10,856

                                                                     30,020

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Value Fund                                                     April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Oil -- Integrated Companies (8.5%):
BP PLC, ADR (c) (f)                                       140,000    $  8,526
Exxon Mobil Corp.                                         171,000       9,753

                                                                       18,279

Pharmaceuticals (6.4%):
IVAX Corp. (b) (c)                                        232,000       4,385
Pfizer, Inc.                                              182,000       4,945
Wyeth (f)                                                  98,000       4,404

                                                                       13,734

Railroads (5.2%):
Burlington Northern/Santa Fe, Inc.                        127,000       6,127
Norfolk Southern Corp.                                    159,000       4,993

                                                                       11,120

Retail (3.4%):
Dollar General Corp. (c)                                  360,500       7,336

Retail -- Apparel/Shoe (3.3%):
Gap, Inc. (f)                                             334,000       7,131

Retail -- Drug Stores (3.0%):
CVS Corp. (f)                                             123,100       6,349

Retail -- Specialty Stores (5.1%):
Home Depot, Inc.                                          134,000       4,740
Radioshack Corp.                                          250,000       6,242

                                                                       10,982

Semiconductors (0.9%):
Texas Instruments, Inc. (f)                                75,000       1,872

Software & Computer Services (5.2%):
Automatic Data Processing, Inc.                            53,000       2,302
Microsoft Corp.                                           352,000       8,906

                                                                       11,208

Telecommunications (2.7%):
Citizens Communications Co. (c)                           447,000       5,699

Utilities -- Telecommunications (7.7%):
BellSouth Corp. (c)                                       170,500       4,517
SBC Communications, Inc.                                  193,000       4,593
Verizon Communications, Inc.                              207,000       7,411

                                                                       16,521

Total Common Stocks (Cost $179,528)                                   212,366

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Value Fund                                                     April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Short-Term Securities Held as
Collateral for Securities Lending (13.9%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                       $ 29,867    $ 29,867

Total Short-Term Securities Held
as Collateral for Securities Lending                                   29,867

Total Investments (Cost $217,294) (a) -- 116.4%                       250,132

Liabilities in excess of other assets -- (16.4)%                     (35,273)

NET ASSETS -- 100.0%                                                 $214,859

Call Options Written:

                                                           Shares
                               Expiration    Exercise      Subject     Market
Common Stocks                     Date         Price       to Call      Value

BP PLC ADR                    07/16/2005      $65.00          250      $   21
CVS Corp.                     05/24/2005       42.50          271         241
GlobalSantaFe Corp.           10/22/2005       40.00          250         125
Texas Instruments, Inc.       07/16/2005       25.00          750          98
Gap, Inc.                     09/17/2005       22.50          720          65
Transocean, Inc.              05/21/2005       40.00          200         146
Transocean, Inc.              08/20/2005       35.00          200         240
Unocal Corp.                  07/16/2005       50.00          250         135
Wyeth                         10/22/2005       45.00          500         125

Total (premiums received $942)                                         $1,196

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Diversified Stock Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (6.8%)

Citigroup Global, 2.95%, 5/2/05                        $   67,000  $   66,989
General Electric Capital Corp., 2.95%, 5/2/05             108,476     108,468

Total Commercial Paper (Cost $175,457)                                175,457


Common Stocks (94.0%)

Airlines (1.2%):
JetBlue Airways Corp. (b) (c)                           1,588,000      31,839

Apparel/Footwear (0.9%):
Nike, Inc., Class B (c)                                   308,000      23,657

Banks (1.5%):
PNC Financial Services Group, Inc.                        542,000      28,850
Wachovia Corp. (c)                                        192,000       9,827

                                                                       38,677

Beverages (2.2%):
Coca-Cola Co.                                           1,276,000      55,429

Biotechnology (4.0%):
Amgen, Inc. (b)                                         1,769,700     103,014

Chemicals -- General (2.6%):
E.I. Du Pont de Nemours                                 1,411,600      66,500

Computers & Peripherals (4.6%):
EMC Corp. (b)                                           3,135,900      41,143
International Business Machines Corp.                   1,016,000      77,602

                                                                      118,745

Cosmetics & Toiletries (5.2%):
Avon Products, Inc. (c)                                 1,386,000      55,551
Procter & Gamble Co. (c)                                1,418,000      76,785

                                                                      132,336

Electronics (4.8%):
General Electric Co.                                    2,526,000      91,441
Koninklijke Philips Electronics N.V.                    1,190,000      29,500

                                                                      120,941

Entertainment (0.9%):
Walt Disney Co. (c)                                       911,000      24,050

Financial Services (2.8%):
Morgan Stanley                                          1,350,000      71,037

Food Processing & Packaging (2.1%):
Archer Daniels Midland Co. (c)                          1,545,000      27,794
General Mills, Inc.                                       547,000      27,022

                                                                       54,816

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Diversified Stock Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Health Care (4.4%):
McKesson Corp.                                          1,403,000  $   51,911
Medtronic, Inc.                                         1,173,400      61,838

                                                                      113,749

Heavy Machinery (0.3%):
Deere & Co.                                               142,000       8,881

Insurance (3.4%):
American International Group, Inc.                        713,609      36,287
Genworth Financial, Inc.                                  598,600      16,731
St. Paul Cos., Inc. (c)                                   994,000      35,585

                                                                       88,603

Internet Service Provider (1.5%):
Yahoo, Inc. (b) (c)                                     1,113,000      38,410

Manufacturing -- Miscellaneous (2.8%):
3M Co.                                                    947,000      72,417

Media (2.7%):
Viacom, Inc., Class B                                   2,017,000      69,829

Medical Supplies (1.6%):
Baxter International, Inc.                              1,108,000      41,107

Motion Pictures & Services (0.3%):
DreamWorks Animation SKG, Inc. (b)                        202,548       7,596

Oil & Gas Exploration,
   Production & Services (10.5%):
Amerada Hess Corp.                                        361,300      33,836
Anadarko Petroleum Corp.                                  581,000      42,436
Canadian Natural Resources Ltd.                           753,800      37,343
Transocean, Inc. (b) (c)                                1,490,059      69,094
Unocal Corp.                                            1,568,000      85,534

                                                                      268,243

Oilfield Services & Equipment (4.2%):
Halliburton Co.                                         1,456,000      60,555
Schlumberger Ltd. (c)                                     694,000      47,477

                                                                      108,032

Pharmaceuticals (8.1%):
Bristol-Myers Squibb Co. (c)                            2,680,200      69,685
Johnson & Johnson (c)                                     604,600      41,494
Pfizer, Inc.                                            3,468,258      94,232

                                                                      205,411

Pipelines (0.7%):
El Paso Corp. (c)                                       1,901,000      18,991

Radio & Television (3.0%):
Comcast Corp., Class A Special Shares (b)               2,407,288      77,298

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Diversified Stock Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Real Estate Investment Trusts (2.0%):

Equity Office Properties Trust (c)                      1,665,225  $   52,405

Retail (1.8%):
Wal-Mart Stores, Inc.                                     991,000      46,716

Retail -- Specialty Stores (1.3%):
Tiffany & Co. (c)                                       1,131,000      34,100

Savings & Loans (0.8%):
Washington Mutual, Inc. (c)                               483,000      19,958

Semiconductors (2.4%):
Freescale Semiconductor, Inc., Class B (b)              1,501,000      28,309
Texas Instruments, Inc.                                 1,312,000      32,747

                                                                       61,056

Software & Computer Services (4.8%):
Microsoft Corp.                                         3,408,700      86,240
Oracle Corp. (b)                                        2,891,000      33,420

                                                                      119,660

Telecommunications -- Equipment (2.0%):
Avaya, Inc. (b)                                         1,857,000      16,119
Motorola, Inc.                                          2,335,000      35,819

                                                                       51,938

Utilities -- Electric (0.6%):
Dominion Resources, Inc. (c)                              215,500      16,249

Utilities -- Telecommunications (2.0%):
Sprint Group (c)                                        2,364,000      52,623

Total Common Stocks (Cost $2,333,128)                               2,414,313


Short-Term Securities Held as Collateral for Securities Lending (18.3%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                     $  470,699     470,699

Total Short-Term Securities Held as
Collateral for Securities Lending                                     470,699

Total Investments (Cost $2,979,284) (a) -- 119.1%                   3,060,469

Liabilities in excess of other assets -- (19.1)%                    (490,402)

NET ASSETS -- 100.0%                                               $2,570,067

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (3.5%)

General Electric Capital Corp., 2.95%, 5/2/05             $ 3,173     $ 3,173

Total Commercial Paper (Cost $3,173)                                    3,173


Common Stocks (94.6%)

Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)                         3,384          44
Omnicom Group, Inc.                                         1,491         123

                                                                          167

Aerospace/Defense (2.0%):
B.F. Goodrich Co.                                             961          39
Boeing Co.                                                  6,661         397
General Dynamics Corp.                                      1,601         168
Honeywell International, Inc.                               6,808         243
Lockheed Martin Corp.                                       3,212         196
Northrop Grumman Corp.                                      2,883         158
Raytheon Co., Class B                                       3,626         136
Rockwell Collins, Inc.                                      1,427          65
United Technologies Corp.                                   4,099         418

                                                                        1,820

Airlines (0.1%):
Delta Air Lines, Inc. (b)                                   1,119           4
Southwest Airlines Co.                                      5,896          87

                                                                           91

Aluminum (0.2%):
Alcoa, Inc.                                                 6,974         202

Apparel (0.2%):
Coach, Inc. (b)                                             3,060          82
Jones Apparel Group, Inc.                                     980          30
Liz Claiborne, Inc.                                           869          31
VF Corp.                                                      800          45

                                                                          188

Apparel/Footwear (0.2%):
Nike, Inc., Class B                                         1,838         141
Reebok International Ltd.                                     448          18

                                                                          159

Automotive (0.4%):
AutoNation, Inc. (b)                                        1,807          33
Ford Motor Co.                                             14,651         133
General Motors Corp.                                        4,520         121
Navistar International Corp. (b)                              526          16
PACCAR, Inc.                                                1,390          94

                                                                          397

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Automotive Parts (0.2%):
Dana Corp.                                                  1,202     $    14
Delphi Corp.                                                4,491          15
Eaton Corp.                                                 1,334          77
Genuine Parts Co.                                           1,398          60
Visteon Corp.                                               1,037           4

                                                                          170

Banks (7.3%):
AmSouth Bankcorp                                            2,842          75
Bank of America Corp.                                      32,438       1,462
Bank of New York Co., Inc.                                  6,229         174
BB & T Corp.                                                4,389         172
Comerica, Inc.                                              1,362          78
Compass Bancshares, Inc.                                      989          43
Fifth Third Bancorp                                         4,162         181
First Horizon National Corp.                                  985          41
Huntington Bancshares, Inc.                                 1,855          44
J.P. Morgan Chase & Co.                                    28,437       1,010
KeyCorp (d)                                                 3,251         108
M&T Bank Corp.                                                787          81
Marshall & Ilsley Corp.                                     1,663          71
Mellon Financial Corp.                                      3,391          94
National City Corp.                                         4,755         161
North Fork Bancorporation, Inc.                             3,766         106
Northern Trust Corp.                                        1,628          73
PNC Financial Services Group, Inc.                          2,262         120
Regions Financial Corp.                                     3,718         125
State Street Corp.                                          2,669         123
SunTrust Banks, Inc.                                        2,714         198
Synovus Financial Corp.                                     2,488          70
U.S. Bancorp                                               14,831         414
Wachovia Corp.                                             12,688         649
Wells Fargo Co.                                            13,570         813
Zions Bancorporation                                          719          50

                                                                        6,536

Beverages (2.2%):
Anheuser-Busch Cos., Inc.                                   6,217         291
Brown-Forman Corp., Class B                                   721          40
Coca Cola Enterprises, Inc.                                 2,823          57
Coca-Cola Co.                                              18,129         788
Molson Coors Brewing Co.                                      643          40
Pepsi Bottling Group, Inc.                                  1,582          45
PepsiCo, Inc.                                              13,429         747

                                                                        2,008

Biotechnology (1.1%):
Amgen, Inc. (b)                                            10,024         584
Biogen, Inc. (b)                                            2,669          97

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                 Schedules of Investments -- continued
Stock Index Fund                                              April 30, 2005
(Amounts in Thousands, Except Shares)                            (Unaudited)


Security Description                                     Shares       Value

Chiron Corp. (b)                                            1,181     $    40
Genzyme Corp. (b)                                           1,983         116
Gilead Sciences, Inc. (b)                                   3,464         129
MedImmune, Inc. (b)                                         1,990          50

                                                                        1,016

Brokerage Services (0.8%):
Charles Schwab Corp.                                        9,186          95
Lehman Brothers Holdings, Inc.                              2,209         203
Merrill Lynch & Co., Inc.                                   7,449         401

                                                                          699

Building Materials (0.4%):
American Standard Cos., Inc.                                1,442          64
Centex Corp.                                                1,013          58
KB Home                                                       666          38
Masco Corp.                                                 3,585         114
Vulcan Materials Co.                                          824          44

                                                                          318

Casino Services (0.1%):
Harrah's Entertainment, Inc.                                  911          60
International Game Technology                               2,761          74

                                                                          134

Chemicals -- General (1.6%):
Air Products & Chemicals, Inc.                              1,821         107
Ashland, Inc.                                                 531          36
Dow Chemical Co.                                            7,631         350
E.I. Du Pont de Nemours                                     7,978         375
Eastman Chemical Co.                                          624          34
Englehard Corp.                                               978          30
Great Lakes Chemical Corp.                                    412          13
Hercules, Inc. (b)                                            896          12
Monsanto Co.                                                2,131         125
PPG Industries, Inc.                                        1,386          94
Praxair, Inc.                                               2,583         121
Rohm & Haas Co.                                             1,556          68
Sigma-Aldrich Corp.                                           551          32

                                                                        1,397

Commercial Services (0.5%):
Cendant Corp.                                               8,444         168
Cintas Corp.                                                1,196          46
Convergys Corp. (b)                                         1,137          15
Ecolab, Inc.                                                1,767          58
Moody's Corp.                                               1,098          90
Paychex, Inc.                                               2,846          87

                                                                          464

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Computers & Peripherals (4.5%):
Apple Computer, Inc. (b)                                    6,539     $   236
Cisco Systems, Inc. (b)                                    51,726         894
Computer Sciences Corp. (b)                                 1,529          66
Dell Computer Corp. (b)                                    19,677         685
Electronic Data Systems Corp.                               4,142          80
EMC Corp. (b)                                              19,249         253
Gateway, Inc. (b)                                           2,392           8
Hewlett-Packard Co.                                        23,171         474
International Business Machines Corp.                      13,065         999
Lexmark International Group, Inc. (b)                       1,013          70
NCR Corp. (b)                                               1,490          49
Network Appliance, Inc. (b)                                 2,930          78
Sun Microsystems, Inc. (b)                                 27,030          98
Symbol Technologies, Inc.                                   1,942          26
Unisys Corp. (b)                                            2,699          18

                                                                        4,034

Construction (0.0%):
Fluor Corp.                                                   685          35

Consumer Products (1.7%):
Clorox Co.                                                  1,227          78
Colgate-Palmolive Co.                                       4,205         209
Fortune Brands, Inc.                                        1,159          98
Newell Rubbermaid, Inc.                                     2,199          48
Procter & Gamble Co.                                       20,186       1,093

                                                                        1,526

Containers & Packaging (0.1%):
Ball Corp.                                                    880          35
Bemis, Inc.                                                   857          24
Pactiv Corp. (b)                                            1,188          25
Sealed Air Corp. (b)                                          669          32

                                                                          116

Cosmetics & Toiletries (1.0%):
Alberto Culver Co.                                            678          30
Avon Products, Inc.                                         3,773         151
Gillette Co.                                                7,933         410
International Flavor & Fragrance, Inc.                        709          27
Kimberly-Clark Corp.                                        3,851         240

                                                                          858

Cruise Lines (0.2%):
Carnival Corp.                                              4,216         206

Distribution/Wholesale (0.2%):
Costco Wholesale Corp.                                      3,780         153

E-Commerce & Services (0.0%):
Monster Worldwide, Inc. (b)                                   966          22

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Electrical Equipment (0.3%):
Emerson Electric Co.                                        3,356     $   210
W.W. Grainger, Inc.                                           667          37

                                                                          247

Electronics (3.9%):
American Power Conversion Corp.                             1,439          35
Applied Biosystems Group                                    1,571          33
General Electric Co.                                       84,817       3,071
JDS Uniphase Corp. (b)                                     11,561          17
Johnson Controls, Inc.                                      1,530          84
L-3 Communications Holdings, Inc.                             922          65
Millipore Corp. (b)                                           398          19
Molex, Inc.                                                 1,342          34
Parker-Hannifin Corp.                                         962          58
PerkinElmer, Inc.                                           1,037          19
Sanmina Corp. (b)                                           4,188          17
Solectron Corp. (b)                                         7,771          26
Tektronix, Inc.                                               715          15
Thermo Electron Corp. (b)                                   1,280          32

                                                                        3,525

Entertainment (0.5%):
Walt Disney Co.                                            16,383         433

Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)                           2,171          17
Waste Management, Inc.                                      4,549         130

                                                                          147

Financial & Insurance (0.1%):
AMBAC Financial Group, Inc.                                   870          58
MBIA, Inc.                                                  1,126          59

                                                                          117

Financial Services (5.9%):
American Express Co.                                        9,388         494
Bear Stearns Cos., Inc.                                       907          86
Capital One Financial Corp.                                 1,978         140
CIT Group, Inc.                                             1,687          68
Citigroup, Inc.                                            41,814       1,963
Countrywide Credit Industries, Inc.                         4,645         168
E*TRADE Financial Corp. (b)                                 2,966          33
Equifax, Inc.                                               1,081          36
Fannie Mae                                                  7,745         418
Federal Home Loan Mortgage Corp.                            5,506         339
Federated Investors, Inc., Class B                            761          22
Franklin Resources, Inc.                                    1,583         109
Goldman Sachs Group, Inc.                                   3,583         383
H&R Block, Inc.                                             1,322          66
Janus Capital Group, Inc.                                   1,891          25
MBNA Corp.                                                 10,224         202

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Morgan Stanley                                              8,904     $   469
Providian Financial Corp. (b)                               2,346          39
SLM Corp.                                                   3,440         164
T. Rowe Price Group, Inc.                                     990          55

                                                                        5,279

Food Distributors,
  Supermarkets & Wholesalers (0.5%):
Albertsons, Inc.                                            2,945          58
Kroger Co. (b)                                              5,859          92
Safeway, Inc. (b)                                           3,581          76
SUPERVALU, Inc.                                             1,081          34
Sysco Corp.                                                 5,097         177

                                                                          437

Food Processing & Packaging (1.2%):
Archer Daniels Midland Co.                                  4,987          90
Campbell Soup Co.                                           2,606          78
ConAgra, Inc.                                               4,125         110
General Mills, Inc.                                         2,921         144
H.J. Heinz Co.                                              2,801         103
Hershey Foods Corp.                                         1,751         112
Kellogg Co.                                                 2,809         126
McCormick & Co., Inc.                                       1,087          38
Sara Lee Corp.                                              6,316         135
Wm. Wrigley Jr. Co.                                         1,565         108

                                                                        1,044

Forest Products -- Lumber & Paper (0.5%):
Georgia Pacific Corp.                                       2,079          71
International Paper Co.                                     3,924         135
Louisiana Pacific Corp.                                       886          22
MeadWestvaco Corp.                                          1,622          48
Temple-Inland, Inc.                                           916          31
Weyerhaeuser Co.                                            1,942         133

                                                                          440

Health Care (1.3%):
HCA, Inc.                                                   3,294         184
Health Management Associates, Inc., Class A                 1,953          48
Humana, Inc. (b)                                            1,287          45
Manor Care, Inc.                                              690          23
McKesson, Corp.                                             2,362          87
Medtronic, Inc.                                             9,679         510
Wellpoint, Inc. (b)                                         2,441         312

                                                                        1,209

Heavy Machinery (0.5%):
Caterpillar, Inc.                                           2,744         241
Deere & Co.                                                 1,976         124
Ingersoll-Rand Co.                                          1,387         107

                                                                          472


              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Homebuilders (0.1%):
Pulte Homes, Inc.                                             948     $    68

Hospitals (0.1%):
Tenet Healthcare Corp. (b)                                  3,748          45

Hotels & Motels (0.3%):
Hilton Hotels Corp.                                         3,079          67
Marriott International, Inc., Class A                       1,608         101
Starwood Hotels & Resorts Worldwide, Inc.                   1,700          92

                                                                          260

Household Goods -- Appliances,
   Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                                       1,527          42
Maytag Corp.                                                  636           6
Whirlpool Corp.                                               535          33

                                                                           81

Instruments -- Scientific (0.1%):
Fisher Scientific International, Inc. (b)                     939          56
Waters Corp. (b)                                              967          38

                                                                           94

Insurance (4.2%):
ACE Ltd.                                                    2,274          98
Aetna, Inc.                                                 2,356         173
Aflac, Inc.                                                 4,016         163
Allstate Corp.                                              5,435         304
American International Group, Inc.                         20,842       1,059
AON Corp.                                                   2,532          53
Chubb Corp.                                                 1,533         125
CIGNA Corp.                                                 1,053          97
Cincinnati Financial Corp.                                  1,335          54
Hartford Financial Services Group, Inc.                     2,366         171
Jefferson-Pilot Corp.                                       1,092          55
Lincoln National Corp.                                      1,395          63
Loews Corp.                                                 1,277          91
Marsh & McLennan Cos., Inc.                                 4,233         119
MetLife, Inc.                                               5,865         228
MGIC Investment Corp.                                         774          46
Principal Financial Group                                   2,397          94
Progressive Corp.                                           1,602         146
Prudential Financial, Inc.                                  4,193         240
Safeco Corp.                                                1,018          54
St. Paul Cos., Inc.                                         5,357         192
Torchmark Corp.                                               865          46
UnumProvident Corp.                                         2,381          40
XL Capital Ltd.                                             1,113          78

                                                                        3,789

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Internet Business Services (0.5%):
eBay, Inc. (b)                                              9,685     $   307
Symantec Corp. (b)                                          5,678         107

                                                                          414

Internet Service Provider (0.4%):
Yahoo, Inc. (b)                                            10,434         360

Leisure & Recreation Products (0.0%):
Brunswick Corp.                                               775          33

Machine -- Diversified (0.2%):
Cummins Engine, Inc.                                          342          23
Dover Corp.                                                 1,630          59
Rockwell International Corp.                                1,400          65

                                                                          147

Manufacturing -- Capital Goods (0.3%):
Cooper Industries Ltd.                                        741          47
Illinois Tool Works, Inc.                                   2,198         184

                                                                          231

Manufacturing -- Miscellaneous (1.6%):
3M Co.                                                      6,181         473
Corning, Inc. (b)                                          11,281         155
Danaher Corp.                                               2,202         111
ITT Industries, Inc.                                          738          67
Pall Corp.                                                    992          27
Textron, Inc.                                               1,082          82
Tyco International Ltd.                                    16,110         504

                                                                        1,419

Media (1.7%):
News Corp., Class A                                        23,064         352
Time Warner, Inc. (b)                                      36,777         619
Univision Communications, Inc. (b)                          2,336          61
Viacom, Inc., Class B                                      13,644         472

                                                                        1,504

Medical Services (1.0%):
Caremark Rx, Inc. (b)                                       3,657         146
Express Scripts, Inc. (b)                                     609          55
Laboratory Corp. of America Holdings (b)                    1,081          54
Medco Health Solutions, Inc. (b)                            2,203         112
Quest Diagnostics, Inc.                                       730          77
UnitedHealth Group, Inc.                                    5,133         485

                                                                          929

Medical Supplies (1.4%):
Bausch & Lomb, Inc.                                           429          32
Baxter International, Inc.                                  4,959         184
Becton Dickinson & Co.                                      2,024         118
Biomet, Inc.                                                2,022          78

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Boston Scientific Corp. (b)                                 6,082     $   180
C.R. Bard, Inc.                                               838          60
Guidant Corp.                                               2,581         191
St. Jude Medical, Inc. (b)                                  2,888         113
Stryker Corp.                                               2,998         146
Zimmer Holdings, Inc. (b)                                   1,974         161

                                                                        1,263

Medical -- Information Systems (0.1%):
IMS Health, Inc.                                            1,856          45

Mining (0.2%):
Newmont Mining Corp.                                        3,552         135

Motorcycles (0.1%):
Harley-Davidson, Inc.                                       2,336         110

Newspapers (0.4%):
Gannett Co., Inc.                                           2,010         155
Knight-Ridder, Inc.                                           604          39
New York Times Co., Class A                                 1,167          39
Tribune Co.                                                 2,387          92

                                                                          325

Office Equipment & Supplies (0.5%):
Avery Dennison Corp.                                          813          43
Office Depot, Inc. (b)                                      2,503          49
OfficeMax, Inc.                                               748          24
Pitney Bowes, Inc.                                          1,847          83
Staples, Inc.                                               5,944         112
Xerox Corp. (b)                                             7,661         102

                                                                          413

Oil & Gas Exploration, Production & Services (1.4%):
Anadarko Petroleum Corp.                                    1,895         138
Apache Corp.                                                2,612         147
Burlington Resource, Inc.                                   3,096         151
Devon Energy Corp.                                          3,836         174
EOG Resources, Inc.                                         1,912          91
Kerr-McGee Corp.                                            1,306         101
Nabors Industries Ltd. (b)                                  1,133          61
Noble Corp.                                                 1,085          55
Rowan Cos., Inc.                                              858          23
Transocean, Inc. (b)                                        2,570         119
Unocal Corp.                                                2,165         118
XTO Energy, Inc.                                            2,781          84

                                                                        1,262

Oil Marketing & Refining (0.2%):
Sunoco, Inc.                                                  555          55
Valero Energy Corp.                                         2,054         141

                                                                          196

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Oil -- Integrated Companies (5.3%):
Amerada Hess Corp.                                            682     $    64
ChevronTexaco Corp.                                        16,840         876
ConocoPhillips                                              5,568         584
Exxon Mobil Corp.                                          51,097       2,914
Marathon Oil Corp.                                          2,777         129
Occidental Petroleum Corp.                                  3,179         219

                                                                        4,786

Oilfield Services & Equipment (0.8%):
Baker Hughes, Inc.                                          2,706         119
BJ Services Co.                                             1,300          63
Halliburton Co.                                             4,037         168
National-Oilwell Varco, Inc. (b)                            1,343          53
Schlumberger Ltd.                                           4,718         324

                                                                          727

Paint, Varnishes, Enamels (0.1%):
Sherwin-Williams Co.                                        1,013          45

Pharmaceuticals (7.4%):
Abbott Laboratories                                        12,475         613
Allergan, Inc.                                              1,053          74
AmerisourceBergen Corp.                                       849          52
Bristol-Myers Squibb Co.                                   15,637         407
Cardinal Health, Inc.                                       3,470         193
Eli Lilly & Co.                                             9,064         530
Forest Laboratories, Inc. (b)                               2,812         100
Hospira, Inc. (b)                                           1,249          42
Johnson & Johnson                                          23,796       1,634
King Pharmaceuticals, Inc. (b)                              1,933          15
Merck & Co., Inc.                                          17,669         599
Mylan Laboratories, Inc.                                    2,155          36
Pfizer, Inc.                                               59,701       1,623
Schering-Plough Corp.                                      11,803         246
Watson Pharmaceuticals, Inc. (b)                              876          26
Wyeth                                                      10,691         480

                                                                        6,670

Photography (0.1%):
Eastman Kodak Co.                                           2,294          57

Pipelines (0.2%):
El Paso Corp.                                               5,147          51
Kinder Morgan, Inc.                                           879          67
Williams Cos., Inc.                                         4,563          78

                                                                          196

Primary Metal & Mineral Production (0.1%):
Freeport-McMoRan Copper & Gold, Inc., Class B               1,432          50
Phelps Dodge Corp.                                            773          66

                                                                          116

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Publishing (0.3%):
Dow Jones & Co., Inc.                                         565     $    19
McGraw-Hill Cos., Inc.                                      1,524         132
Meredith Corp.                                                364          17
R.R. Donnelley & Sons Co.                                   1,724          57

                                                                          225

Radio & Television (0.8%):
Clear Channel Communications, Inc.                          4,218         135
Comcast Corp., Class A Special Shares (b)                  17,701         568

                                                                          703

Railroads (0.5%):
Burlington Northern/Santa Fe, Inc.                          3,028         145
CSX Corp.                                                   1,725          69
Norfolk Southern Corp.                                      3,203         101
Union Pacific Corp.                                         2,089         134

                                                                          449

Real Estate Investment Trusts (0.5%):
Apartment Investment & Management Co., Class A                765          29
Archstone-Smith Trust                                       1,599          58
Equity Office Properties Trust                              3,227         102
Equity Residential Properties Trust                         2,263          78
Plum Creek Timber Co., Inc.                                 1,471          51
ProLogis                                                    1,472          58
Simon Property Group, Inc.                                  1,770         116

                                                                          492

Restaurants (0.7%):
Darden Restaurants, Inc.                                    1,182          35
McDonald's Corp.                                           10,180         299
Starbucks Corp. (b)                                         3,198         158
Wendy's International, Inc.                                   912          39
Yum! Brands, Inc.                                           2,332         110

                                                                          641

Retail (2.0%):
Best Buy Co., Inc.                                          2,389         120
Dollar General Corp.                                        2,412          49
Target Corp.                                                7,165         332
Wal-Mart Stores, Inc.                                      27,111       1,279

                                                                        1,780

Retail -- Apparel/Shoe (0.2%):
Gap, Inc.                                                   6,348         136
Limited, Inc.                                               3,057          66

                                                                          202

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Retail -- Discount (0.1%):
Big Lots, Inc. (b)                                            903     $     9
Family Dollar Stores, Inc.                                  1,342          36

                                                                           45

Retail -- Department Stores (0.6%):
Dillard's, Inc., Class A                                      565          13
Federated Department Stores, Inc.                           1,354          78
J.C. Penney Co., Inc.                                       2,165         103
Kohl's Corp. (b)                                            2,608         124
May Department Stores Co.                                   2,337          82
Nordstrom, Inc.                                             1,009          51
Sears Holdings Corp. (b)                                      880         119

                                                                          570

Retail-- Drug Stores (0.6%):
CVS Corp.                                                   3,201         165
Walgreen Co.                                                8,173         352

                                                                          517

Retail -- Specialty Stores (1.5%):
AutoZone, Inc. (b)                                            542          45
Bed Bath & Beyond, Inc. (b)                                 2,422          90
Circuit City Stores, Inc.                                   1,531          24
Home Depot, Inc.                                           17,572         622
Lowe's Cos., Inc.                                           6,184         322
Radioshack Corp.                                            1,268          32
Tiffany & Co.                                               1,164          35
TJX Cos., Inc.                                              3,856          87
Toys "R" Us, Inc. (b)                                       1,721          44

                                                                        1,301

Rubber & Rubber Products (0.0%):
Cooper Tire & Rubber Co.                                      562          10
Goodyear Tire & Rubber Co. (b)                              1,407          17

                                                                           27

Savings & Loans (0.5%):
Golden West Financial Corp.                                 2,260         141
Sovereign Bancorp, Inc.                                     2,999          62
Washington Mutual, Inc.                                     6,988         288

                                                                          491

Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)                                      1,326          96

Semiconductors (2.9%):
Advanced Micro Devices, Inc. (b)                            3,152          45
Altera Corp. (b)                                            2,979          62
Analog Devices, Inc.                                        2,981         102
Applied Materials, Inc. (b)                                13,346         198
Applied Micro Circuits Corp. (b)                            2,465           7

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Broadcom Corp. (b)                                          2,327     $    70
Freescale Semiconductor, Inc., Class B (b)                  3,213          61
Intel Corp.                                                49,830       1,171
KLA-Tencor Corp.                                            1,573          61
Linear Technology Corp.                                     2,457          88
LSI Logic Corp. (b)                                         3,080          17
Maxim Integrated Products, Inc.                             2,614          98
Micron Technology, Inc. (b)                                 4,912          48
National Semiconductor Corp.                                2,843          54
Novellus Systems, Inc. (b)                                  1,119          26
NVIDIA Corp. (b)                                            1,330          29
PMC-Sierra, Inc. (b)                                        1,439          12
QLogic Corp. (b)                                              735          24
Teradyne, Inc. (b)                                          1,554          17
Texas Instruments, Inc.                                    13,774         343
Xilinx, Inc.                                                2,789          75

                                                                        2,608

Software & Computer Services (4.3%):
Adobe Systems, Inc.                                         1,947         116
Affiliated Computer Services, Inc., Class A (b)             1,014          48
Autodesk, Inc.                                              1,837          58
Automatic Data Processing, Inc.                             4,666         203
BMC Software, Inc. (b)                                      1,773          29
Citrix Systems, Inc. (b)                                    1,356          31
Computer Associates International, Inc.                     4,259         115
Compuware Corp. (b)                                         3,100          18
Electronic Arts, Inc. (b)                                   2,464         132
First Data Corp.                                            6,417         244
Fiserv, Inc. (b)                                            1,547          65
Intuit, Inc. (b)                                            1,484          60
Mercury Interactive Corp. (b)                                 676          28
Microsoft Corp.                                            80,971       2,048
Novell, Inc. (b)                                            3,033          18
Oracle Corp. (b)                                           35,957         415
Parametric Technology Corp. (b)                             2,165          12
Siebel Systems, Inc. (b)                                    4,120          37
SunGard Data Systems, Inc. (b)                              2,312          77
VERITAS Software Corp. (b)                                  3,378          70

                                                                        3,824

Staffing (0.0%):
Robert Half International, Inc.                             1,288          32

Steel (0.1%):
Allegheny Technologies, Inc.                                  716          16
Nucor Corp.                                                 1,279          65
United States Steel Corp.                                     914          39

                                                                          120

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Telecommunications (0.2%):
AT&T Corp.                                                  6,404     $   122
Citizens Communications Co.                                 2,684          34
Qwest Communications International, Inc. (b)               13,374          46

                                                                          202

Telecommunications -- Equipment (1.3%):
ADC Telecommunications, Inc. (b)                            6,488          15
Agilent Technologies, Inc. (b)                              3,459          72
Andrew Corp. (b)                                            1,288          16
Avaya, Inc. (b)                                             3,841          33
Comverse Technology, Inc. (b)                               1,582          36
Jabil Circuit, Inc. (b)                                     1,469          41
Lucent Technologies, Inc. (b)                              35,457          86
Motorola, Inc.                                             19,620         301
QUALCOMM, Inc.                                             13,170         459
Scientific-Atlanta, Inc.                                    1,217          37
Tellabs, Inc. (b)                                           3,697          29

                                                                        1,125

Telecommunications --
   Services & Equipment (0.0%):
CIENA Corp. (b)                                             4,579          11

Tobacco & Tobacco Products (1.3%):
Altria Group, Inc.                                         16,553       1,075
Reynolds American, Inc.                                       932          73
UST, Inc.                                                   1,323          61

                                                                        1,209

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                                          642          54
Snap-on, Inc.                                                 464          15
Stanley Works                                                 602          26

                                                                           95

Toys (0.1%):
Hasbro, Inc.                                                1,336          25
Mattel, Inc.                                                3,334          60

                                                                           85

Transportation Services (0.9%):
FedEx Corp.                                                 2,411         205
United Parcel Service, Inc.                                 8,956         638

                                                                          843

Travel Services (0.0%):
Sabre Holdings Corp., Class A                               1,052          21

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                                           513          19

Utilities -- Electric (3.0%):
AES Corp. (b)                                               5,192          83

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Allegheny Energy, Inc. (b)                                  1,295     $    32
Ameren Corp.                                                1,563          81
American Electric Power Co.                                 3,068         108
Calpine Corp. (b)                                           4,276           8
CenterPoint Energy, Inc.                                    2,315          27
Cinergy Corp.                                               1,532          61
CMS Energy Corp. (b)                                        1,564          20
Consolidated Edison Co. of New York, Inc.                   1,941          84
Constellation Energy Group, Inc.                            1,415          74
Dominion Resources, Inc.                                    2,725         205
DTE Energy Co.                                              1,392          64
Duke Energy Corp.                                           7,506         219
Dynergy, Inc. (b)                                           2,650           9
Edison International                                        2,607          95
Entergy Corp.                                               1,706         125
Exelon Corp.                                                5,320         264
FirstEnergy Corp.                                           2,639         115
FPL Group, Inc.                                             3,130         128
NiSource, Inc.                                              2,171          50
PG&E Corp.                                                  2,887         100
Pinnacle West Capital Corp.                                   733          31
PPL Corp.                                                   1,513          82
Progress Energy, Inc.                                       1,977          83
Public Service Enterprise Group                             1,907         111
Southern Co.                                                5,944         196
TECO Energy, Inc.                                           1,653          27
TXU Corp.                                                   1,922         165
Xcel Energy, Inc.                                           3,208          55

                                                                        2,702

Utilities -- Natural Gas (0.2%):
KeySpan Corp.                                               1,287          49
NICOR, Inc.                                                   353          13
Peoples Energy Corp.                                          303          12
Sempra Energy                                               1,905          77

                                                                          151

Utilities -- Telecommunications (2.5%):
Alltel Corp.                                                2,421         138
BellSouth Corp.                                            14,656         388
CenturyTel, Inc.                                            1,077          33
SBC Communications, Inc.                                   26,435         629
Sprint Group                                               11,827         263
Verizon Communications, Inc.                               22,166         794

                                                                        2,245

Wireless Communications (0.3%):
Nextel Communications, Inc., Class A (b)                    9,016         252

Total Common Stocks (Cost $37,160)                                     84,869

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Stock Index Fund                                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

U.S. Treasury Obligations (1.7%)

U.S. Treasury Bills (1.7%):
2.72%, 6/16/05 (e)                                        $ 1,500     $ 1,495

Total U.S. Treasury Obligations (Cost $1,495)                           1,495

Total Investments (Cost $41,828) (a) -- 99.8%                          89,537

Other assets in excess of liabilities -- 0.2%                             173

NET ASSETS -- 100.0%                                                  $89,710


                                                        Number of
                                                        Contracts     Value
Futures Contracts
S&P 500 Index, expiring June 17, 2005                       21         $6,082

Total Futures (Cost $6,375)                                            $6,082


Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

                              Cost of
                           Investments      Gross        Gross          Net
                           for Federal   Unrealized   Unrealized    Unrealized
                           Tax Purposes Appreciation Depreciation Appreciation

Value Fund                 $  188,923    $ 37,277    $  (5,935)     $31,342
Diversified Stock Fund      2,517,376     176,217     (103,823)      72,394
Stock Index Fund               58,321      33,162       (1,946)      31,216

(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

(d)  Investment in affiliate.

(e)  Serves as collateral for futures contracts.

(f) Portion of the security is pledged as collateral for call options written.

ADR -- American Depositary Receipts

              See notes to schedules of investments and notes to
                            financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                         Diversified    Stock
                                                             Value         Stock        Index
                                                             Fund           Fund        Fund

ASSETS:
Investments, at value (Cost $217,294;
   $2,979,284; $41,828)                                    $250,132      $3,060,469   $ 89,537
Cash                                                            111              50         50
Interest and dividends receivable                               330           1,845         96
Receivable for capital shares issued                             --<F1>         746         --<F1>
Receivable from brokers for investments sold                     --          38,643         10
Receivable from administrator                                    --<F1>           1          2
Net receivable for variation margin on futures contracts         --              --         81
Prepaid expenses                                                 28              73         21

         Total Assets                                       250,601       3,101,827     89,797

LIABILITIES:
Options written, at value (premiums received $942)            1,196              --         --
Payable to affiliate                                             --              73         --
Payable to brokers for investments purchased                  4,469          58,443          5
Payable for capital shares redeemed                              --             133         --
Payable for return of collateral received                    29,867         470,699         --
Accrued expenses and other payables:
     Investment advisory fees                                   135           1,307         19
     Administration fees                                          2              26         --<F1>
     Custodian fees                                               4              46         --
     Accounting fees                                             --              --          2
     Transfer agent fees                                         21             384         41
     Shareholder service fees-- Class A Shares                   44             466          9
     Shareholder service fees-- Class R Shares                   --              --          4
     12b-1 fees-- Class C Shares                                  1              87         --
     12b-1 fees-- Class R Shares                                  3              94         --
     Other                                                       --               2          7

         Total Liabilities                                   35,742         531,760         87

NET ASSETS:
Capital                                                     216,504       2,413,359    117,067
Accumulated undistributed net investment income                 101             802         72
Net unrealized appreciation from investments,
   futures, and written options                              32,584          81,185     47,416
Accumulated net realized gains (losses) from
   investment transactions, futures, and written options    (34,330)         74,721    (74,845)

         Net Assets                                        $214,859      $2,570,067   $ 89,710

Net Assets
     Class A Shares                                        $207,996      $2,238,171   $ 72,288
     Class C Shares                                             798         108,713         --
     Class R Shares                                           6,065         223,183     17,422

         Total                                             $214,859      $2,570,067   $ 89,710

Outstanding units of beneficial interest (shares)
     Class A Shares                                          16,170         142,851      4,223
     Class C Shares                                              62           7,003         --
     Class R Shares                                             472          14,353      1,019

         Total                                               16,704         164,207      5,242

Net asset value
     Redemption price per share -- Class A Shares          $  12.86      $    15.67   $  17.12
     Offering and redemption price per share --
       Class C Shares <F2>                                 $  12.83      $    15.52         --
     Offering and redemption price per share --
       Class R Shares                                      $  12.85      $    15.55   $  17.10

Maximum sales charge -- Class A Shares                         5.75%           5.75%      5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset
   value adjusted to nearest cent) -- Class A Shares       $  13.64      $    16.63   $  18.16


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                      Statements of Operations
The Victory Portfolios                 For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                             (Unaudited)


                                                              Diversified     Stock
                                                      Value      Stock        Index
                                                      Fund       Fund         Fund

Investment Income:
Interest income                                     $    24    $  1,716    $    77
Dividend income                                       2,998      26,936      1,153
Income from securities lending, net                      12         121         --

     Total Income                                     3,034      28,773      1,230

Expenses:
Investment advisory fees                                860       7,413        122
Administration fees                                     142       1,492         60
Shareholder service fees -- Class A Shares              278       2,606         60
Shareholder service fees -- Class R Shares               --          --         23
12b-1 fees -- Class C Shares                              3         464         --
12b-1 fees -- Class R Shares                             17         584         --
Accounting fees                                          44          52         45
Custodian fees                                           28         241         34
Legal and audit fees                                     24         242         10
Trustees' fees and other officer expenses                12         119          5
Transfer agent fees                                      33         786         50
Registration fees                                        17          43         12
Printing fees                                             4         175          4
Other                                                    10          71          5

     Total Expenses                                   1,472      14,288        430

Expenses reduced by administrator                        --          --        (53)

     Expenses before reimbursement
       from administrator                             1,472      14,288        377
     Expenses reimbursed by administrator               (13)       (134)       (31)

     Net Expenses                                     1,459      14,154        346

Net Investment Income                                 1,575      14,619        884

Realized/Unrealized Gains (Losses) from
   Investments, Futures, and Written Options:
Net realized gains from investment transactions       8,976     114,648     10,986
Net realized gains from futures transactions             --          --        273
Net realized losses from written options               (377)         --         --
Net change in unrealized appreciation/depreciation
   from investments, futures, and written options    (7,625)    (79,397)    (8,346)

Net realized/unrealized gains from investments,
   futures, and written options                         974      35,251      2,913

Change in net assets resulting from operations      $ 2,549    $ 49,870    $ 3,797


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                       Value                Diversified Stock
                                                       Fund                       Fund

                                                 Six                        Six
                                                Months        Year        Months        Year
                                                 Ended       Ended         Ended        Ended
                                               April 30,   October 31,    April 30,   October 31,
                                                 2005         2004          2005         2004

                                              (Unaudited)              (Unaudited)

From Investment Activities:
Operations:
     Net investment income                     $  1,575    $  1,870     $   14,619    $    8,872
     Net realized gains from investment
       transactions and written options           8,599      28,552        114,648       125,785
     Net change in unrealized appreciation/
       depreciation from investments
       and written options                       (7,625)       (196)       (79,397)       46,257

Change in net assets resulting from operations    2,549      30,226         49,870       180,914

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                          (1,584)     (1,968)       (12,817)       (8,716)
         Class C Shares                              (2)         (1)          (376)          (43)
         Class R Shares                             (40)        (49)        (1,103)         (443)

Change in net assets from
   distributions to shareholders                 (1,626)     (2,018)       (14,296)       (9,202)

Capital Transactions:
     Proceeds from shares issued                  9,397      17,804        636,464       975,979
     Dividends reinvested                         1,449       1,787         10,446         6,611
     Cost of shares redeemed                    (31,696)    (50,089)      (250,052)     (381,562)

Change in net assets from
   capital transactions                         (20,850)    (30,498)       396,858       601,028

Change in net assets                            (19,927)     (2,290)       432,432       772,740

Net Assets:
     Beginning of period                        234,786     237,076      2,137,635     1,364,895

     End of period                             $214,859    $234,786     $2,570,067    $2,137,635

Share Transactions:
     Issued                                         704       1,450         39,806        65,401
     Reinvested                                     108         145            645           444
     Redeemed                                    (2,383)     (4,105)       (15,602)      (25,961)

Change in Shares                                 (1,571)     (2,510)        24,849        39,884

Accumulated undistributed
   net investment income                       $    101    $    152     $      802    $      479


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                     Stock Index
                                                                        Fund

                                                                  Six
                                                                Months         Year
                                                                 Ended         Ended
                                                               April 30,    October 31,
                                                                 2005          2004

                                                              (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                    $    884       $  1,018
     Net realized gains from investment transactions
       and futures transactions                                 11,259          2,083
     Net change in unrealized appreciation/depreciation
       from investments and futures                             (8,346)         6,206

Change in net assets resulting from operations                   3,797          9,307

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                                           (746)          (892)
         Class R Shares                                           (157)          (141)

Change in net assets from
   distributions to shareholders                                  (903)        (1,033)

Capital Transactions:
     Proceeds from shares issued                                 6,912         21,342
     Dividends reinvested                                          691            736
     Cost of shares redeemed                                   (27,399)       (33,885)

Change in net assets from
   capital transactions                                        (19,796)       (11,807)

Change in net assets                                           (16,902)        (3,533)

Net Assets:
     Beginning of period                                       106,612        110,145

     End of period                                            $ 89,710       $106,612

Share Transactions:
     Issued                                                        393          1,297
     Reinvested                                                     39             45
     Redeemed                                                   (1,543)        (2,057)

Change in Shares                                                (1,111)          (715)

Accumulated undistributed net investment income               $     72       $     91


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     Value Fund

                                                                   Class A Shares

                                          Six
                                         Months        Year        Year        Year        Year         Year
                                         Ended         Ended       Ended       Ended       Ended        Ended
                                       April 30,    October 31,  October 31, October 31, October 31, October 31,
                                          2005          2004       2003        2002         2001         2000

                                     (Unaudited)

Net Asset Value,
   Beginning of Period                 $  12.85      $  11.41  $   9.65     $  12.93    $  18.06   $  18.84
Investment Activities:
     Net investment income                 0.09          0.10      0.10         0.10        0.10       0.09
     Net realized and unrealized
       gains (losses) on investments       0.01          1.45      1.75        (2.04)      (2.58)      1.37
         Total from
           Investment Activities           0.10          1.55      1.85        (1.94)      (2.48)      1.46
Distributions
     Net investment income                (0.09)        (0.11)    (0.09)       (0.09)      (0.09)     (0.09)
     Net realized gains                      --            --        --        (1.25)      (2.56)     (2.15)
         Total Distributions              (0.09)        (0.11)    (0.09)       (1.34)      (2.65)     (2.24)
Net Asset Value, End of Period         $  12.86      $  12.85  $  11.41     $   9.65    $  12.93   $  18.06
Total Return (excludes sales charges)      0.78%<F2>    13.70%    19.23%      (17.21)%    (15.61)%     8.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)      $207,996      $227,185  $227,586     $319,613    $451,545   $564,111
Ratio of expenses to
   average net assets                      1.26%<F3>     1.25%     1.25%        1.17%       1.15%      1.19%
Ratio of net investment income
   to average net assets                   1.38%<F3>     0.80%     0.95%        0.84%       0.66%      0.49%
Ratio of expenses to
   average net assets<F1>                  <F4>          <F4>      <F4>         1.20%       1.21%      1.24%
Ratio of net investment income
   to average net assets<F1>               <F4>          <F4>      <F4>         0.81%       0.60%      0.44%
Portfolio turnover <F5>                      29%           86%       97%          40%         51%        34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no fee reductions during the period.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                         Value Fund

                                                       Class C Shares

                                              Six                         March 1,
                                            Months          Year            2003
                                             Ended          Ended          through
                                           April 30,     October 31,     October 31,
                                             2005           2004           2003<F2>

                                          (Unaudited)

Net Asset Value, Beginning of Period           $12.83        $11.40         $ 9.13

Investment Activities:
     Net investment income                       0.06          0.05           0.06
     Net realized and unrealized
       gains on investments                      0.01          1.44           2.27

         Total from Investment Activities        0.07          1.49           2.33

Distributions
     Net investment income                      (0.07)        (0.06)         (0.06)

         Total Distributions                    (0.07)        (0.06)         (0.06)

Net Asset Value, End of Period                 $12.83        $12.83         $11.40

Total Return (excludes contingent
   deferred sales charges)                       0.52%<F3>    13.13%         25.65%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $  798        $  334         $   92
Ratio of expenses to average net assets          1.86%<F4>     1.75%          1.72%<F4>
Ratio of net investment income
   to average net assets                         0.42%<F4>     0.36%          0.32%<F4>
Ratio of expenses to
   average net assets<F1>                        3.50%<F4>     4.63%          3.74%<F4>
Ratio of net investment loss
   to average net assets<F1>                    (1.22)%<F4>   (2.52)%        (1.70)%<F4>
Portfolio turnover <F5>                            29%           86%            97%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                       Value Fund

                                                                     Class R Shares

                                           Six                                                       December 15,
                                          Months         Year        Year      Year        Year        1999
                                          Ended         Ended       Ended     Ended        Ended      through
                                         April 30,   October 31, October 31, October 31, October 31,  October 31,
                                           2005          2004        2003     2002         2001         2000<F2>

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                    $12.83        $11.39      $ 9.64   $ 12.93     $ 18.06       $16.73

Investment Activities:
     Net investment income                  0.08          0.06        0.06      0.06        0.05         0.04
     Net realized and
       unrealized gains
       (losses) on investments              0.02          1.45        1.76     (2.04)      (2.57)        1.35

         Total from
           Investment Activities            0.10          1.51        1.82     (1.98)      (2.52)        1.39

Distributions
     Net investment income                 (0.08)        (0.07)      (0.07)    (0.06)      (0.05)       (0.06)
     Net realized gains                       --            --          --     (1.25)      (2.56)          --

         Total Distributions               (0.08)        (0.07)      (0.07)    (1.31)      (2.61)       (0.06)

Net Asset Value, End of Period            $12.85        $12.83      $11.39   $  9.64     $ 12.93       $18.06

Total Return                                0.73%<F3>    13.32%      19.00%   (17.50)%    (15.87)%       8.34%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)         $6,065        $7,267      $9,398   $10,777     $ 4,981       $2,923
Ratio of expenses to
   average net assets                       1.53%<F4>     1.50%       1.50%     1.50%       1.49%        1.44%<F4>
Ratio of net investment income
   to average net assets                    1.18%<F4>     0.54%       0.70%     0.57%       0.32%        0.14%<F4>
Ratio of expenses to
   average net assets<F1>                   1.78%<F4>     1.90%       1.89%     1.91%       1.89%        2.27%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>         0.93%<F4>     0.14%       0.31%     0.16%      (0.08)%      (0.69)%<F4>
Portfolio turnover <F5>                       29%           86%         97%       40%         51%          34%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                        Diversified Stock Fund

                                                                            Class A Shares

                                            Six
                                          Months           Year           Year            Year        Year          Year
                                           Ended           Ended          Ended           Ended       Ended         Ended
                                          April 30,      October 31,    October 31,    October 31,  October 31,   October 31,
                                            2005            2004           2003            2002         2001         2000

                                        (Unaudited)

Net Asset Value,
   Beginning of Period                  $    15.36      $    13.74      $    10.94      $  13.56    $    17.85     $  17.96

Investment Activities:
     Net investment income                    0.10            0.09<F2>        0.08          0.05          0.04         0.03
     Net realized and
       unrealized gains
       (losses) on investments                0.31            1.62            2.80         (2.22)        (1.87)        2.71

         Total from
           Investment Activities              0.41            1.71            2.88         (2.17)        (1.83)        2.74

Distributions
     Net investment income                   (0.10)          (0.09)          (0.08)        (0.04)        (0.03)       (0.02)
     Net realized gains                         --              --              --         (0.41)        (2.43)       (2.83)

         Total Distributions                 (0.10)          (0.09)          (0.08)        (0.45)        (2.46)       (2.85)

Net Asset Value, End of Period          $    15.67      $    15.36      $    13.74      $  10.94    $    13.56     $  17.85

Total Return (excludes sales charges)         2.66%<F3>      12.46%          26.48%       (16.76)%      (11.43)%      16.88%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $2,238,171      $1,834,238      $1,149,997      $905,116    $1,005,730     $993,383
Ratio of expenses to
   average net assets                         1.11%<F4>       1.10%           1.16%         1.12%         1.09%        1.10%
Ratio of net investment income
   to average net assets                      1.27%<F4>       0.59%           0.45%         0.39%         0.28%        0.19%
Ratio of expenses to
   average net assets<F1>                     1.12%<F4>       1.11%           <F5>          <F5>          1.11%        1.11%
Ratio of net investment income
   to average net assets<F1>                  1.26%<F4>       0.58%           <F5>          <F5>          0.26%        0.18%
Portfolio turnover <F6>                         51%             86%             95%           85%           88%          94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                              Diversified Stock Fund

                                                                   Class C Shares

                                                Six                                          March 1,
                                               Months           Year             Year         2002
                                               Ended            Ended            Ended       through
                                              April 30,       October 31,      October 31,  October 31,
                                                2004             2003             2003       2002<F3>

                                            (Unaudited)

Net Asset Value,
   Beginning of Period                       $  15.24          $ 13.66          $ 10.90     $ 14.31

Investment Activities:
     Net investment income (loss)                0.05            (0.01)<F2>        0.03          --<F4>
     Net realized and unrealized gains
       (losses) on investments                   0.30             1.62             2.77       (3.40)

         Total from
           Investment Activities                 0.35             1.61             2.80       (3.40)

Distributions
     Net investment income                      (0.07)           (0.03)           (0.04)      (0.01)

         Total Distributions                    (0.07)           (0.03)           (0.04)      (0.01)

Net Asset Value, End of Period               $  15.52          $ 15.24          $ 13.66     $ 10.90

Total Return (excludes contingent
   deferred sales charges)                       2.27%<F5>       11.77%           25.71%     (23.76)%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)            $108,713          $74,036          $11,068     $ 2,193
Ratio of expenses to
   average net assets                            1.81%<F6>        1.75%            1.75%       1.90%<F6>
Ratio of net investment income
   (loss) to average net assets                  0.50%<F6>        0.09%            0.08%      (0.16)%<F6>
Ratio of expenses to
   average net assets<F1>                        1.91%<F6>        1.93%            2.13%       2.25%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>              0.40%<F6>       (0.27)%          (0.30)%     (0.51)%<F6>
Portfolio turnover <F7>                            51%              86%              95%         85%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                Diversified Stock Fund

                                                                    Class R Shares

                                          Six
                                         Months          Year        Year        Year       Year          Year
                                         Ended          Ended        Ended       Ended      Ended         Ended
                                       April 30,      October 31,  October 31, October 31, October 31, October 31,
                                          2005           2004         2003      2002         2001         2000

                                      (Unaudited)

Net Asset Value,
   Beginning of Period                 $  15.24       $  13.64     $  10.86  $  13.51    $  17.83     $  17.95

Investment Activities:
     Net investment income (loss)          0.08           0.03         0.04     (0.01)      (0.02)       (0.01)
     Net realized and unrealized
       gains (losses) on investments       0.30           1.60         2.78     (2.23)      (1.87)        2.72

         Total from
           Investment Activities           0.38           1.63         2.82     (2.24)      (1.89)        2.71

Distributions
     Net investment income                (0.07)         (0.03)       (0.04)       --<F2>      --<F2>       --<F2>
     Net realized gains                      --             --           --     (0.41)      (2.43)       (2.83)

         Total Distributions              (0.07)         (0.03)       (0.04)    (0.41)      (2.43)       (2.83)

Net Asset Value, End of Period         $  15.55       $  15.24     $  13.64  $  10.86    $  13.51     $  17.83

Total Return                               2.51%<F3>     11.95%       26.04%   (17.30)%    (11.81)%      16.65%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $223,183       $229,361     $203,830  $158,742    $140,794     $136,831
Ratio of expenses to
   average net assets                      1.49%<F4>      1.52%        1.57%     1.69%       1.51%        1.33%
Ratio of net investment income
   (loss) to average net assets            0.98%<F4>      0.19%        0.31%    (0.16)%     (0.14)%      (0.05)%
Ratio of expenses to
   average net assets<F1>                  <F5>           1.52%        1.67%     <F5>        1.51%        1.35%
Ratio of net investment income
   (loss) to average net assets<F1>        <F5>           0.19%        0.21%     <F5>       (0.14)%      (0.07)%
Portfolio turnover <F6>                      51%            86%          95%       85%         88%          94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                         Stock Index Fund

                                                                          Class A Shares

                                               Six
                                              Months         Year        Year           Year        Year          Year
                                              Ended         Ended        Ended         Ended        Ended        Ended
                                             April 30,    October 31,  October 31,   October 31,  October 31,  October 31,
                                               2005          2004        2003           2002         2001         2000

                                           (Unaudited)

Net Asset Value,
   Beginning of Period                       $ 16.78       $ 15.59     $ 13.12      $  17.10     $  23.72     $  23.46

Investment Activities:
     Net investment income                      0.17          0.16        0.13<F2>      0.14         0.14         0.21
     Net realized and unrealized
       gains (losses) on investments            0.34          1.19        2.49         (2.49)       (6.08)        1.05

         Total from
           Investment Activities                0.51          1.35        2.62         (2.35)       (5.94)        1.26

Distributions
     Net investment income                     (0.17)        (0.16)      (0.15)        (0.14)       (0.14)       (0.22)
     Net realized gains                           --            --          --         (1.49)       (0.54)       (0.78)

         Total Distributions                   (0.17)        (0.16)      (0.15)        (1.63)       (0.68)       (1.00)

Net Asset Value, End of Period               $ 17.12       $ 16.78     $ 15.59      $  13.12     $  17.10     $  23.72

Total Return (excludes sales charges)           2.99%<F3>     8.69%      20.11%       (15.75)%     (25.57)%       5.38%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $72,288       $88,330     $89,619      $338,588     $521,754     $854,203
Ratio of expenses to
   average net assets                           0.67%<F4>     0.69%       0.79%         0.66%        0.62%        0.59%
Ratio of net investment income
   to average net assets                        1.86%<F4>     0.96%       0.98%         0.90%        0.72%        0.87%
Ratio of expenses to
   average net assets<F2>                       0.81%<F4>     0.86%       0.96%         0.81%        0.84%        0.81%
Ratio of net investment income
   to average net assets<F2>                    1.72%<F4>     0.79%       0.81%         0.75%        0.50%        0.65%
Portfolio turnover <F5>                            3%            3%         12%            8%          10%          11%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                   Stock Index Fund

                                                                    Class R Shares

                                          Six
                                         Months        Year        Year         Year         Year         Year
                                         Ended         Ended       Ended        Ended        Ended        Ended
                                        April 30,    October 31, October 31,  October 31,  October 31, October 31,
                                          2005          2004        2003         2002         2001        2000

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                  $ 16.77        $ 15.57     $ 13.12     $ 17.09      $ 23.72     $ 23.46

Investment Activities:
     Net investment income                 0.14           0.11        0.09        0.11         0.10        0.15
     Net realized and
       unrealized gains
       (losses) on investments             0.34           1.21        2.49       (2.49)       (6.09)       1.06

         Total from
           Investment Activities           0.48           1.32        2.58       (2.38)       (5.99)       1.21

Distributions
     Net investment income                (0.15)         (0.12)      (0.13)      (0.10)       (0.10)      (0.17)
     Net realized gains                      --             --          --       (1.49)       (0.54)      (0.78)

         Total Distributions              (0.15)         (0.12)      (0.13)      (1.59)       (0.64)      (0.95)

Net Asset Value, End of Period          $ 17.10        $ 16.77     $ 15.57     $ 13.12      $ 17.09     $ 23.72

Total Return                               2.83%<F2>      8.50%      19.82%     (15.88)%     (25.79)%      5.17%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $17,422        $18,282     $20,526     $18,868      $24,831     $28,537
Ratio of expenses to
   average net assets                      0.90%<F3>      0.94%       0.98%       0.86%        0.84%       0.82%
Ratio of net investment income
   to average net assets                   1.55%<F3>      0.70%       0.71%       0.70%        0.50%       0.59%
Ratio of expenses to
   average net assets<F1>                  1.16%<F3>      1.38%       1.71%       1.58%        1.31%       1.18%
Ratio of net investment income
   (loss) to average net assets<F1>        1.29%<F3>      0.26%      (0.02)%     (0.02)%       0.03%       0.23%
Portfolio turnover <F4>                       3%             3%         12%          8%          10%         11%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Established Value Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (4.9%)

Citigroup Global, 2.95%, 5/2/05                          $  1,900    $  1,900
General Electric Capital Corp., 2.95%, 5/2/05              12,126      12,124

Total Commercial Paper (Cost $14,024)                                  14,024


Common Stocks (95.3%)

Aerospace/Defense (0.8%):
General Dynamics Corp.                                     21,000       2,206

Apparel (0.8%):
Jones Apparel Group, Inc.                                  72,500       2,208

Automotive Parts (2.2%):
BorgWarner, Inc. (c)                                       85,500       3,910
Eaton Corp.                                                40,400       2,371

                                                                        6,281

Banks (4.1%):
Cullen/Frost Bankers, Inc.                                 65,400       2,833
First Horizon National Corp.                               54,000       2,243
Hibernia Corp., Class A                                   149,500       4,668
Mercantile Bankshares Corp. (c)                            36,600       1,860

                                                                       11,604

Brokerage Services (0.7%):
Lehman Brothers Holdings, Inc. (c)                         23,000       2,110

Building Materials (1.9%):
Lafarge North America, Inc.                                95,500       5,301

Chemicals -- General (4.7%):
Air Products & Chemicals, Inc.                             58,000       3,406
Englehard Corp.                                            99,500       3,048
PPG Industries, Inc.                                       67,000       4,526
Rohm & Haas Co.                                            55,000       2,401

                                                                       13,381

Coal (0.2%):
Peabody Energy Corp.                                       10,000         438

Commercial Services (1.1%):
ServiceMaster Co.                                         247,500       3,175

Computers & Peripherals (2.3%):
Computer Sciences Corp. (b) (c)                            70,000       3,044
Lexmark International Group, Inc. (b)                      27,000       1,875
NCR Corp. (b)                                              50,000       1,650

                                                                        6,569

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Containers & Packaging (2.2%):
Owens-Illinois, Inc. (b)                                  122,500    $  3,004
Pactiv Corp. (b) (c)                                      150,300       3,222

                                                                        6,226

Electronics (2.6%):
Johnson Controls, Inc. (c)                                 66,200       3,632
Thermo Electron Corp. (b)                                 148,500       3,710

                                                                        7,342

Financial & Insurance (1.4%):
AMBAC Financial Group, Inc. (c)                            31,000       2,072
PMI Group, Inc.                                            57,000       2,004

                                                                        4,076

Food Distributors, Supermarkets
   & Wholesalers (1.1%):
SUPERVALU, Inc. (c)                                       102,500       3,235

Food Processing & Packaging (3.4%):
Archer Daniels Midland Co.                                235,500       4,237
H.J. Heinz Co.                                             77,000       2,837
Tyson Foods, Inc., Class A                                159,500       2,694

                                                                        9,768

Forest Products -- Lumber & Paper (0.8%):
Weyerhaeuser Co.                                           33,000       2,264

Health Care (1.9%):
Manor Care, Inc. (c)                                      121,500       4,052
Wellpoint, Inc. (b)                                        11,000       1,405

                                                                        5,457

Heavy Machinery (0.9%):
Deere & Co.                                                41,000       2,564

Homebuilders (0.5%):
Pulte Homes, Inc. (c)                                      18,800       1,343

Insurance (6.7%):
Alleghany Corp. (b)                                         8,148       2,200
Hartford Financial Services Group, Inc. (c)                58,000       4,198
Mercury General Corp.                                      58,000       3,066
Old Republic International Corp.                          150,000       3,540
Transatlantic Holdings, Inc. (c)                           52,500       3,017
XL Capital Ltd. (c)                                        40,000       2,812

                                                                       18,833

Manufacturing -- Miscellaneous (2.7%):
ITT Industries, Inc.                                       42,000       3,799
Textron, Inc.                                              50,300       3,790

                                                                        7,589

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Media (1.1%):
Hearst-Argyle Television, Inc. (c)                        119,500    $  2,999

Medical Supplies (4.7%):
Bausch & Lomb, Inc.                                        60,300       4,522
Becton Dickinson & Co.                                     59,100       3,459
C.R. Bard, Inc.                                            28,000       1,993
Dade Behring Holdings, Inc. (b)                            54,000       3,330

                                                                       13,304

Office Equipment & Supplies (2.1%):
Office Depot, Inc. (b)                                    165,500       3,240
Xerox Corp. (b) (c)                                       200,500       2,657

                                                                        5,897

Oil & Gas Exploration,
   Production & Services (4.6%):
Burlington Resource, Inc.                                  73,000       3,549
Devon Energy Corp. (c)                                    108,618       4,905
Helmerich & Payne, Inc. (c)                                58,000       2,230
Newfield Exploration Co. (b) (c)                           34,700       2,465

                                                                       13,149

Oil Marketing & Refining (1.8%):
Valero Energy Corp.                                        75,500       5,174

Oil -- Integrated Companies (1.9%):
Occidental Petroleum Corp. (c)                             78,277       5,401

Oilfield Services & Equipment (1.0%):
Cal Dive International, Inc. (b) (c)                       64,000       2,847

Paint, Varnishes, Enamels (1.1%):
Sherwin-Williams Co.                                       70,500       3,142

Pharmaceuticals (1.0%):
Cephalon, Inc. (b)                                         34,000       1,493
Medicis Pharmaceutical Corp., Class A (c)                  51,000       1,433

                                                                        2,926

Photography (0.5%):
Eastman Kodak Co. (c)                                      59,000       1,475

Pipelines (1.3%):
National Fuel Gas Co.                                     134,500       3,662

Primary Metal & Mineral Production (1.0%):
Phelps Dodge Corp.                                         32,000       2,747

Publishing (0.5%):
McGraw-Hill Cos., Inc.                                     16,000       1,393

Railroads (1.6%):
Burlington Northern/Santa Fe, Inc.                         96,000       4,632

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Real Estate Investment Trusts (2.5%):
AMB Property Corp.                                         58,000    $  2,261
CBL & Associates Properties, Inc.                          32,000       2,477
Equity Residential Properties Trust                        66,300       2,277

                                                                        7,015

Restaurants (2.8%):
Wendy's International, Inc.                                93,500       4,014
Yum! Brands, Inc.                                          86,500       4,062

                                                                        8,076

Retail -- Apparel/Shoe (0.8%):
Abercrombie & Fitch Co.                                    41,800       2,255

Retail -- Specialty Stores (2.1%):
Barnes & Noble, Inc. (b) (c)                              101,500       3,614
Toys "R" Us, Inc. (b) (c)                                  87,500       2,218

                                                                        5,832

Software & Computer Services (4.9%):
Fiserv, Inc. (b) (c)                                       76,000       3,215
Intuit, Inc. (b)                                           44,400       1,789
Storage Technology Corp. (b)                              118,600       3,297
Sybase, Inc. (b)                                          175,500       3,322
Synopsys, Inc. (b)                                        142,500       2,343

                                                                       13,966

Steel (0.7%):
Nucor Corp.                                                40,000       2,044

Telecommunications -- Equipment (1.4%):
Harris Corp. (c)                                          139,000       3,920

Telecommunications -- Services & Equipment (0.9%):
Amdocs Ltd. (b) (c)                                        94,500       2,524

Tools & Hardware Manufacturing (0.8%):
Black & Decker Corp.                                       27,000       2,258

Transportation Services (1.8%):
CNF, Inc.                                                  85,500       3,655
Teekay Shipping Corp. (c)                                  33,000       1,384

                                                                        5,039

Travel Services (0.7%):
Sabre Holdings Corp., Class A                             105,000       2,054

Utilities -- Electric (5.3%):
Constellation Energy Group, Inc.                           61,000       3,206
Energy East Corp.                                         149,600       3,893
Exelon Corp. (c)                                           88,700       4,390
OGE Energy Corp. (c)                                      125,500       3,464

                                                                       14,953

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Established Value Fund                                         April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Utilities -- Natural Gas (1.6%):
Sempra Energy (c)                                         112,500    $  4,543

Utilities -- Telecommunications (1.8%):
Alltel Corp. (c)                                           61,000       3,475
CenturyTel, Inc. (c)                                       55,000       1,688

                                                                        5,163

Total Common Stocks (Cost $185,668)                                   270,360


Short-Term Securities Held as Collateral for Securities Lending (18.2%)

Pool of various securities for Victory Funds --
   footnote 3 (Security Lending)                         $ 51,625      51,625

Total Short-Term Securities Held
  as Collateral for Security Lending                                   51,625

Total Investments (Cost $251,317) (a) -- 118.4%                       336,009

Liabilities in excess of other assets -- (18.4)%                     (52,177)

NET ASSETS -- 100.0%                                                 $283,832

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Special Value Fund                                             April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (5.9%)

General Electric Capital Corp., 2.95%, 5/2/05            $  8,544    $  8,544

Total Commercial Paper (Cost $8,544)                                    8,544


Common Stocks (91.3%)

Automotive Parts (1.2%):
BorgWarner, Inc. (c)                                       38,129       1,743

Banks (0.6%):
Colonial BancGroup, Inc. (c)                               37,270         822

Beverages (5.9%):
Brown-Forman Corp., Class B (c)                            37,501       2,081
Constellation Brands, Inc., Class A (b)                   121,659       6,413

                                                                        8,494

Casinos & Gaming (7.1%):
Ameristar Casinos, Inc.                                    10,028         494
Isle of Capri Casinos, Inc. (b) (c)                        38,359         927
Scientific Games Corp., Class A (b) (c)                    50,773       1,090
Station Casinos, Inc.                                     120,242       7,759

                                                                       10,270

Chemicals (1.7%):
Minerals Technologies, Inc. (c)                            34,354       2,244
Scotts Co., Class A (b)                                     3,927         284

                                                                        2,528

Coal (3.6%):
Foundation Coal Holdings, Inc.                             54,739       1,278
Peabody Energy Corp.                                       88,494       3,874

                                                                        5,152

Commercial Services (1.7%):
Steiner Leisure Ltd. (b)                                   56,157       1,683
Valassis Communications, Inc. (b) (c)                      22,779         803

                                                                        2,486

Computers & Peripherals (0.6%):
Computer Sciences Corp. (b) (c)                            19,583         851

Cruise Lines (0.4%):
Royal Caribbean Cruises Ltd. (c)                           12,675         533

Financial & Insurance (1.6%):
AMBAC Financial Group, Inc. (c)                            17,481       1,169
PMI Group, Inc.                                            31,241       1,098

                                                                        2,267

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                             April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Food Processing & Packaging (5.9%):
Gold Kist, Inc. (b) (c)                                   114,271    $  1,820
J.M. Smucker Co.                                           63,682       3,160
Tyson Foods, Inc., Class A                                212,871       3,596

                                                                        8,576

Forest Products -- Lumber & Paper (0.4%):
Rayonier, Inc.                                             12,163         611

Health Care (1.1%):
PacifiCare Health Systems, Inc. (b) (c)                    27,175       1,624

Heavy Machinery (0.2%):
NACCO Industries, Inc., Class A                             3,098         323

Homebuilders (3.0%):
Hovnanian Enterprises, Inc., Class A (b) (c)               47,259       2,400
Lennar Corp., Class A (c)                                  37,640       1,937

                                                                        4,337

Instruments -- Scientific (0.7%):
TriPath Imaging, Inc. (b)                                 150,181         964

Insurance (7.6%):
AmerUs Group Co. (c)                                      111,044       5,220
First American Corp.                                       34,612       1,239
LandAmerica Financial Group, Inc.                          20,163       1,000
StanCorp Financial Group, Inc.                             24,375       1,865
Stewart Information Services Corp.                         46,324       1,669

                                                                       10,993

Leisure & Recreation Products (0.4%):
Brunswick Corp.                                            13,029         547

Machine -- Diversified (0.1%):
Kennametal, Inc.                                            3,818         173

Manufacturing -- Miscellaneous (2.2%):
Harsco Corp.                                               19,646       1,054
Pentair, Inc.                                              32,512       1,293
Trinity Industries, Inc. (c)                               35,719         834

                                                                        3,181

Medical Equipment & Supplies (4.7%):
Dentsply International, Inc.                               51,973       2,841
Henry Schein, Inc. (b) (c)                                 33,216       1,246
Patterson Cos., Inc. (b) (c)                               55,724       2,817

                                                                        6,904

Medical -- Hospital Management & Services (0.7%):
Triad Hospitals, Inc. (b) (c)                              20,237       1,037

Mining (0.7%):
Newmont Mining Corp. (c)                                   28,055       1,065

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                             April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Oil & Gas Exploration, Production & Services (9.6%):
Canadian Natural Resources Ltd.                           103,551    $  5,130
Nexen, Inc. (c)                                            34,576       1,651
Noble Energy, Inc. (c)                                     35,216       2,258
Pogo Producing Co.                                        112,520       5,065

                                                                       14,104

Oil -- Integrated Companies (2.9%):
Amerada Hess Corp.                                         34,681       3,248
Suncor Energy, Inc.                                        26,916         992

                                                                        4,240

Pipelines (2.2%):
National Fuel Gas Co. (c)                                  91,347       2,487
Questar Corp.                                              10,822         632

                                                                        3,119

Primary Metal & Mineral Production (0.3%):
Phelps Dodge Corp.                                          4,852         417

Railroads (0.8%):
Burlington Northern/Santa Fe, Inc.                         24,267       1,171

Real Estate Development (0.7%):
St. Joe Co.                                                15,459       1,076

Real Estate Investment Trusts (1.1%):
Duke Realty Corp. (c)                                      49,706       1,521

Recreational Vehicles (1.2%):
Thor Industries, Inc.                                      38,042       1,026
Winnebago Industries, Inc. (c)                             22,460         654

                                                                        1,680

Retail -- Apparel/Shoe (1.3%):
American Eagle Outfitters, Inc.                            70,766       1,855

Retail -- Department Stores (5.2%):
Dillard's, Inc., Class A                                   31,654         737
Neiman Marcus Group, Inc., Class B                         35,204       3,421
Nieman Marcus Group, Inc. (c)                              23,256       2,287
Stage Stores, Inc. (b) (c)                                 27,561       1,042

                                                                        7,487

Savings & Loans (1.2%):
IndyMac Bancorp, Inc. (c)                                  44,084       1,696

Semiconductors (2.4%):
Credence Systems Corp. (b)                                110,431         695
Freescale Semiconductor, Inc., Class A (b)                 97,513       1,825
OmniVision Technologies, Inc. (b) (c)                      66,596         932

                                                                        3,452

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Special Value Fund                                             April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Software & Computer Services (0.7%):
Ask Jeeves, Inc. (b) (c)                                   20,206    $    550
Jack Henry & Associates, Inc.                              22,933         394

                                                                          944

Steel (0.2%):
Cleveland-Cliffs, Inc. (c)                                  6,175         358

Telecommunications -- Equipment (0.2%):
Harris Corp. (c)                                           11,582         327

Transportation Services (0.6%):
GATX Corp. (c)                                             24,865         814

Utilities -- Electric (4.6%):
OGE Energy Corp. (c)                                      117,911       3,254
TXU Corp. (c)                                              39,326       3,374

                                                                        6,628

Utilities -- Natural Gas (2.9%):
Energen Corp.                                              32,069       1,987
Vectren Corp.                                              81,772       2,208

                                                                        4,195

Utilities -- Water (1.1%):
Aqua America, Inc.                                         57,390       1,530

Total Common Stocks (Cost $119,615)                                   132,095


Depositary Receipts (0.6%)

Biotech HOLDRs Trust (c)                                    6,000         927

Total Depositary Receipts (Cost $653)                                     927


Mutual Funds (2.7%)

iShares Russell Midcap Index Fund                          15,367       1,172
iShares Russell Midcap Value Index Fund                     6,000         661
iShares S&P Midcap 400 Index Fund                           8,554       1,084
iShares S&P Midcap 400/BARRA Value Index Fund               8,300       1,016

Total Mutual Funds (Cost $4,009)                                        3,933


Short-Term Securities Held as Collateral for Securities Lending (29.1%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                       $ 42,082      42,082

Total Short-Term Securities Held as
  Collateral for Securities Lending                                    42,082

Total Investments (Cost $174,903) (a) -- 129.6%                       187,581

Liabilities in excess of other assets -- (29.6)%                     (42,748)

NET ASSETS -- 100.0%                                                 $144,833

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Small Company Opportunity Fund                                 April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (8.1%)

Citigroup Global, 2.95%, 5/2/05                          $  5,000    $  4,999
General Electric Capital Corp., 2.95%, 5/2/05               7,046       7,046

Total Commercial Paper (Cost $12,045)                                  12,045


Common Stocks (92.4%)

Advertising (0.7%):
Catalina Marketing Corp.                                   43,000       1,000

Aerospace/Defense (0.4%):
Engineered Support Systems, Inc.                           15,000         530

Aluminum (0.4%):
Century Aluminum Co. (b) (c)                               23,000         536

Apparel (0.6%):
Warnaco Group, Inc. (b)                                    36,800         827

Apparel/Footwear (0.7%):
K-Swiss, Inc., Class A (c)                                 33,000         990

Automotive (0.3%):
Oshkosh Truck Corp.                                         6,300         473

Automotive Parts (0.9%):
Aftermarket Technology Corp. (b)                           50,000         773
BorgWarner, Inc. (c)                                       11,000         503

                                                                        1,276

Banks (1.9%):
Corus Bankshares, Inc.                                     27,700       1,353
Texas Regional Bancshares, Inc., Class A                   24,000         669
UMB Financial Corp.                                        13,900         752

                                                                        2,774

Beverages (0.9%):
Boston Beer Co., Inc., Class A (b)                         34,339         686
National Beverage Corp. (b)                                85,000         604

                                                                        1,290

Brokerage Services (0.8%):
Investment Technology Group, Inc. (b) (c)                  59,000       1,122

Building Materials (1.9%):
ABM Industries, Inc.                                       62,800       1,141
Genlyte Group, Inc. (b) (c)                                13,600       1,079
Texas Industries, Inc.                                     14,000         647

                                                                        2,867

Business Services (2.5%):
ProQuest Co. (b)                                           50,000       1,623
Ritchie Brothers Auctioneers, Inc.                          6,244         212

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Small Company Opportunity Fund                                 April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                      Shares       Value

UniFirst Corp.                                             20,000    $    749
West Corp. (b) (c)                                         37,000       1,198

                                                                        3,782

Chemicals (2.1%):
Albemarle Corp.                                            11,300         414
Arch Chemicals, Inc. (c)                                   39,787       1,026
Cabot Corp.                                                37,000       1,130
H.B. Fuller Co.                                            19,264         584

                                                                        3,154

Collectibles (0.4%):
Department 56, Inc. (b)                                    47,000         613

Commercial Services (1.0%):
G & K Services, Inc., Class A                              38,000       1,458

Computers & Peripherals (2.9%):
Agilysys, Inc.                                             54,000         714
Avocent Corp. (b)                                          14,762         371
Electronics For Imaging, Inc. (b) (c)                      69,000       1,133
Imation Corp.                                              28,700       1,001
Overland Storage, Inc. (b)                                 51,000         541
Park Electrochemical Corp.                                 23,000         509

                                                                        4,269

Construction (0.6%):
Granite Construction, Inc. (c)                             36,900         833

Consulting Services (2.4%):
Maximus, Inc. (c)                                          40,550       1,245
PDI, Inc. (b)                                              51,000         938
Watson Wyatt & Co. Holdings (c)                            50,000       1,320

                                                                        3,503

Consumer Products (2.1%):
American Greetings Corp., Class A                          40,764         924
CNS, Inc.                                                  47,000         883
CSS Industries, Inc.                                       24,000         779
Tupperware Corp.                                           24,000         506

                                                                        3,092

Distribution/Wholesale (0.9%):
Owens & Minor, Inc. (c)                                    29,000         841
United Stationers, Inc. (b) (c)                            12,800         540

                                                                        1,381

Electronics (1.2%):
Methode Electronics, Inc., Class A (c)                     85,218         960
Stoneridge, Inc. (b)                                       16,633         166
Technitrol, Inc.                                           55,400         719

                                                                        1,845

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Engineering (0.5%):
Michael Baker Corp. (b)                                    36,000    $    757

Financial Services (1.1%):
CompuCredit Corp. (b)                                      24,000         636
Raymond James Financial, Inc. (c)                          39,000       1,052

                                                                        1,688

Food Distributors,
  Supermarkets & Wholesalers (1.1%):
Ruddick Corp.                                              71,600       1,608

Food Processing & Packaging (1.5%):
J & J Snack Foods Corp.                                    23,400       1,146
M & F Worldwide Corp. (b)                                  81,600       1,040

                                                                        2,186

Forest Products -- Lumber & Paper (0.3%):
Rock-Tenn Co., Class A                                     37,500         381

Health Care (4.2%):
AMERIGROUP Corp. (b)                                       24,000         843
Apria Healthcare Group, Inc. (b) (c)                       40,000       1,204
Coventry Health Care, Inc. (b)                             17,209       1,178
Genesis HealthCare Corp. (b)                               20,000         798
Odyssey Healthcare, Inc. (b)                               68,000         777
Sunrise Senior Living, Inc. (b) (c)                        29,300       1,501

                                                                        6,301

Heavy Machinery (1.8%):
AGCO Corp. (b)                                             22,000         378
NACCO Industries, Inc., Class A                             9,000         937
Terex Corp. (b)                                            34,500       1,290

                                                                        2,605

Household Goods -- Appliances,
  Furnishings & Electronics (0.8%):
Furniture Brands International, Inc. (c)                   65,000       1,260

Instruments -- Scientific (1.5%):
Varian, Inc. (b) (c)                                       32,300       1,071
Woodward Governor Co.                                      16,000       1,129

                                                                        2,200

Insurance (8.9%):
Alfa Corp.                                                112,400       1,549
AmerUs Group Co. (c)                                       35,300       1,659
Commerce Group, Inc.                                       19,200       1,134
Delphi Financial Group, Inc.                               29,025       1,205
Infinity Property & Casualty Corp.                         36,000       1,168
Odyssey Re Holdings Corp. (c)                              60,800       1,383
Platinum Underwriters Holdings, Ltd.                       36,000       1,066
Triad Guaranty, Inc. (b)                                   12,799         644
UICI                                                       43,500       1,010

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

United Fire & Casualty Co. (c)                             32,000    $  1,084
Universal American Financial Corp. (b)                     84,619       1,417

                                                                       13,319

Machine -- Diversified (1.9%):
Kennametal, Inc.                                           32,000       1,450
Manitowoc Co., Inc.                                        32,900       1,316

                                                                        2,766

Manufacturing -- Miscellaneous (5.0%):
AptarGroup, Inc.                                           45,000       2,171
ESCO Technologies, Inc. (b)                                14,900       1,092
Lancaster Colony Corp.                                     47,000       1,953
Matthews International Corp. (c)                           33,833       1,205
Teleflex, Inc.                                             21,000       1,123

                                                                        7,544

Media (1.5%):
4Kids Entertainment, Inc. (b) (c)                          24,000         484
Journal Communications, Inc., Class A                      68,000       1,047
Macrovision Corp. (b)                                      34,000         695

                                                                        2,226

Medical Equipment & Supplies (2.4%):
CONMED Corp. (b) (c)                                       36,000       1,070
Haemonetics Corp. (b)                                      28,581       1,222
Vital Signs, Inc.                                          33,000       1,347

                                                                        3,639

Metals -- Fabrication (3.0%):
CIRCOR International, Inc.                                 62,165       1,480
Lawson Products, Inc.                                      21,000         809
Penn Engineering & Manufacturing Corp.                     53,000         960
Quanex Corp.                                               24,450       1,234

                                                                        4,483

Office Equipment & Supplies (1.0%):
John H. Harland Co.                                        42,900       1,544

Oil & Gas Exploration, Production & Services (6.4%):
Cimarex Energy Co. (b) (c)                                 43,000       1,527
Denbury Resources, Inc. (b) (c)                            30,500         968
Harvest Natural Resources, Inc. (b)                        67,000         723
Helmerich & Payne, Inc. (c)                                21,000         807
Houston Exploration Co. (b)                                33,200       1,691
Remington Oil & Gas Corp. (b) (c)                          61,000       1,780
St. Mary Land & Exploration Co. (c)                        62,436       1,355
Stone Energy Corp. (b)                                     17,900         804

                                                                        9,655

Oil Marketing & Refining (0.8%):
Holly Corp.                                                33,000       1,131

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Oilfield Services & Equipment (2.0%):
Cal Dive International, Inc. (b) (c)                       30,000    $  1,334
RPC, Inc.                                                  51,000         742
Veritas DGC, Inc. (b) (c)                                  32,623         835

                                                                        2,911

Packaging & Containers (0.4%):
Chesapeake Corp.                                           31,703         616

Pharmaceuticals (1.0%):
Medicis Pharmaceutical Corp., Class A (c)                  27,000         759
Perrigo Co.                                                40,800         747

                                                                        1,506

Pipelines (1.0%):
National Fuel Gas Co.                                      52,000       1,416

Real Estate Investment Trusts (4.5%):
Brandywine Realty Trust                                    27,300         773
CBL & Associates Properties, Inc.                          16,400       1,270
LaSalle Hotel Properties                                   27,400         832
LTC Properties, Inc.                                       51,100         938
National Health Investors, Inc.                            28,600         749
Parkway Properties, Inc.                                   23,050       1,051
PS Business Parks, Inc.                                    25,801       1,041

                                                                        6,654

Recreational Vehicles (0.7%):
Arctic Cat, Inc.                                           47,000       1,113

Restaurants (1.6%):
IHOP Corp. (c)                                             27,000       1,104
Lone Star Steakhouse & Saloon, Inc. (c)                    44,000       1,248

                                                                        2,352

Retail -- Discount (0.6%):
ShopKo Stores, Inc. (b) (c)                                34,300         822

Retail-- Specialty Stores (0.8%):
Cato Corp., Class A                                        46,000       1,182

Retail -- Department Stores (0.3%):
Stage Stores, Inc. (b) (c)                                 13,100         495

Rubber & Rubber Products (0.6%):
Bandag, Inc. (c)                                           20,400         886

Savings & Loans (0.5%):
ITLA Capital Corp. (b)                                     17,700         812

Semiconductors (0.9%):
DSP Group, Inc. (b) (c)                                    30,700         739
Fairchild Semiconductor International, Inc. (b)            50,000         673

                                                                        1,412

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Small Company Opportunity Fund                                 April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Software & Computer Services (1.1%):
Inter-Tel, Inc. (c)                                        38,808     $   739
Transaction Systems Architects, Inc. (b)                   40,000         829

                                                                        1,568

Steel (0.5%):
Cleveland-Cliffs, Inc. (c)                                 13,000         754

Telecommunications (0.5%):
Commonwealth Telephone Enterprises, Inc. (b) (c)           17,300         804

Toys (0.7%):
JAKKS Pacific, Inc. (b) (c)                                55,000       1,033
Transportation Services (2.5%):
Offshore Logistics, Inc. (b) (c)                           33,000         956
Pacer International, Inc. (b)                              65,000       1,347
Werner Enterprises, Inc.                                   80,069       1,488

                                                                        3,791

Travel Services (0.7%):
Pegasus Solutions, Inc. (b)                                94,188       1,007

Utilities -- Electric (1.3%):
Central Vermont Public Service Corp.                       14,500         306
Cleco Corp.                                                61,000       1,245
Green Mountain Power Corp.                                 15,000         448

                                                                        1,999

Utilities -- Natural Gas (0.9%):
Energen Corp.                                              20,550       1,273

Total Common Stocks (Cost $117,004)                                   137,314


Short-Term Securities Held as Collateral for Securities Lending (22.2%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                       $ 33,135      33,135

Total Short-Term Securities Held
  as Collateral for Securities Lending                                 33,135

Total Investments (Cost $162,184) (a) -- 122.7%                       182,494

Liabilities in excess of other assets -- (22.7)%                     (33,817)

NET ASSETS -- 100.0%                                                 $148,677

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                               Schedules of Investments
Focused Growth Fund                                            April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Commercial Paper (8.1%)

General Electric Capital Corp., 2.95%, 5/2/05              $   76        $ 76

Total Commercial Paper (Cost $76)                                          76


Common Stocks (88.8%)

Advertising (3.1%):
Getty Images, Inc. (b)                                        400          29

Biotechnology (3.1%):
Amgen, Inc. (b)                                               500          29

Brokerage Services (4.6%):
Merrill Lynch & Co., Inc.                                     800          43

Chemicals -- General (5.5%):
Monsanto Co.                                                  890          52

Coal (2.2%):
Peabody Energy Corp.                                          480          21

Computers & Peripherals (9.8%):
Cisco Systems, Inc. (b)                                     1,800          31
EMC Corp. (b)                                               3,200          42
Research in Motion Ltd. (b)                                   280          18

                                                                           91

Cruise Lines (2.2%):
Carnival Corp.                                                420          21

Financial Services (5.7%):
Chicago Mercantile Exchange                                   160          31
Citigroup, Inc.                                               470          22

                                                                           53

Homebuilders (6.5%):
Toll Brothers, Inc. (b)                                       800          61

Hotels & Motels (2.2%):
Four Seasons Hotels, Inc.                                     325          21

Internet Business Services (3.6%):
eBay, Inc. (b)                                              1,075          34

Medical Supplies (4.9%):
Zimmer Holdings, Inc. (b)                                     560          46

Pharmaceuticals (18.9%):
Allergan, Inc.                                                300          21
American Pharmaceutical Partners, Inc. (b)                  1,000          52
Celgene Corp. (b)                                           1,500          56
Teva Pharmaceutical Industries Ltd.                         1,500          47

                                                                          176

Radio (2.3%):
XM Satellite Radio Holdings, Inc. -- Class A (b)              800          22

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Focused Growth Fund                                            April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Schools & Educational Services (3.3%):
Apollo Group, Inc. (b)                                        425        $ 31

Semiconductors (3.7%):
Texas Instruments, Inc.                                     1,400          35

Software & Computer Services (7.2%):
Adobe Systems, Inc.                                           720          43
Infosys Technologies Ltd. (b)                                 410          24

                                                                           67

Total Common Stocks (Cost $801)                                           832

Total Investments (Cost $877) (a) -- 96.9%                                908

Other assets in excess of liabilities -- 3.1%                              29

NET ASSETS -- 100.0%                                                     $937


Notes to Schedules of Investments

(a) Represents cost for financial reporting purposes.

                                   Cost of
                                Investments      Gross        Gross          Net
                                for Federal   Unrealized   Unrealized    Unrealized
                                Tax Purposes Appreciation Depreciation Appreciation

Established Value Fund           $199,692      $86,632     $(1,940)      $84,692
Special Value Fund                134,331       13,557      (2,389)       11,168
Small Company Opportunity Fund    129,255       24,074      (3,970)       20,104
Focused Growth Fund                   878           83         (53)           30


(b) Non-income producing securities.

(c) All or a portion of the security is on loan.

              See notes to schedules of investments and notes to
                            financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                                      Small
                                                       Established    Special        Company       Focused
                                                          Value        Value       Opportunity     Growth
                                                          Fund         Fund           Fund          Fund

ASSETS:
Investments, at value (Cost $251,317;
   $174,903; $162,184; $877)                            $336,009      $187,581       $182,494       $  908
Cash                                                          50            50             50            3
Interest and dividends receivable                            155            33             83           --<F1>
Receivable for capital shares issued                          --            16              1           --
Receivable from brokers for investments sold                  --         8,294          1,539           --
Receivable from administrator                                 --<F1>        --<F1>         --            1
Prepaid expenses                                              31            20             32           33

         Total Assets                                    336,245       195,994        184,199          945

LIABILITIES:
Payable to brokers for investments purchased                 447         8,926          2,209           --
Payable for return of collateral received                 51,625        42,082         33,135           --
Accrued expenses and other payables
     Investment advisory fees                                133            91             76           --
     Administration fees                                       2             1              1           --<F1>
     Custodian fees                                            5             9              5            6
     Accounting fees                                          --            --              3           --
     Transfer agent fees                                      64            20             39            2
     Shareholder service fees -- Class A Shares                1            29             12           --<F1>
     12b-1 fees -- Class C Shares                             --             1             --           --<F1>
     12b-1 fees -- Class R Shares                            117             2             39           --<F1>
     Other                                                    19            --              3           --

         Total Liabilities                                52,413        51,161         35,522            8

NET ASSETS:
Capital                                                  167,444       128,482        114,987          938
Accumulated undistributed net investment income             (195)         (233)           (82)          (3)
Net unrealized appreciation from investments              84,692        12,678         20,310           31
Accumulated net realized gains (losses) from
   investment transactions                                31,891         3,906         13,462          (29)

         Net Assets                                     $283,832      $144,833       $148,677       $  937

Net Assets
     Class A Shares                                     $  5,610      $139,520       $ 58,446       $  733
     Class C Shares                                           --           742             --          165
     Class R Shares                                      278,222         4,571         90,231           39

         Total                                          $283,832      $144,833       $148,677       $  937

Outstanding units of beneficial
  interest (shares)
     Class A Shares                                          211        10,001          2,209           70
     Class C Shares                                           --            54             --           16
     Class R Shares                                       10,503           332          3,472            4

         Total                                            10,714        10,387          5,681           90

Net Asset Value
     Redemption price per share -- Class A Shares       $  26.63      $  13.95       $  26.45       $10.41
     Offering and redemption price
       per share -- Class C Shares <F2>                       --      $  13.77             --       $10.29
     Offering and redemption price
       per share -- Class R Shares                      $  26.49      $  13.78       $  25.99       $10.37

Maximum sales charge -- Class A Shares                      5.75%         5.75%          5.75%        5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to
   nearest cent) -- Class A Shares                      $  28.25      $  14.80       $  28.06       $11.05


<F1> Rounds to less than $1,000.

<F2> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                                      Small
                                            Established    Special    Company     Focused
                                              Value        Value    Opportunity   Growth
                                               Fund         Fund       Fund        Fund

Investment Income:
Interest income                               $    151      $   75   $     87      $  1
Dividend income                                  2,024         663        877         2
Income from securities lending, net                  9          12         14        --

     Total Income                                2,184         750        978         3

Expenses:
Investment advisory fees                           839         496        477         3
Administration fees                                189          82         96         1
Shareholder service fees -- Class A Shares          16         160         72         1
12b-1 fees -- Class C Shares                         1           3          1        --<F1>
12b-1 fees -- Class R Shares                       734           8        243        --<F1>
Accounting fees                                     44          38         36        30
Custodian fees                                      35          34         30         1
Legal and audit fees                                32          14         16         2
Trustees' fees and other officer expenses           17           7          8        --<F1>
Transfer agent fees                                164          24         72         3
Registration fees                                   21          16         21        13
Printing fees                                        8           2          3        --<F1>
Other                                               10           7          4         2

     Total Expenses                              2,110         891      1,079        56

Expenses reduced by adviser                         --          --        (26)       (3)
Expenses reduced by administrator                  (29)         --         --        --

     Expenses before reimbursement
       from administrator                        2,081         891      1,053        53
     Expenses reimbursed by administrator          (14)        (10)       (43)      (47)

     Net Expenses                                2,067         881      1,010         6

Net Investment Income (Loss)                       117        (131)       (32)       (3)

Realized/Unrealized Gains (Losses)
   from Investments:
Net realized gains (losses) from
   investment transactions                      31,890       4,959     13,667        (6)
Net change in unrealized appreciation/
   depreciation from investments               (12,436)      1,798    (10,341)       19

Net realized/unrealized gains
   from investments                             19,454       6,757      3,326        13

Change in net assets resulting
   from operations                            $ 19,571      $6,626   $  3,294      $ 10


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                   Established Value          Special Value
                                                        Fund                       Fund

                                                 Six                          Six
                                                Months         Year          Months         Year
                                                Ended          Ended         Ended         Ended
                                               April 30,    October 31,     April 30,    October 31,
                                                 2005          2004           2005          2004

                                             (Unaudited)                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)            $     117      $     365      $   (131)    $      364
     Net realized gains from
       investment transactions                  31,890         36,952         4,959         52,825
     Net change in unrealized appreciation/
       depreciation from investments           (12,436)         3,799         1,798        (26,339)

Change in net assets resulting
   from operations                              19,571         41,116         6,626         26,850

Distributions to Shareholders:
     From net investment income:
         Class A Shares                            (36)           (46)         (100)          (569)
         Class C Shares                             --             --<F1>        --             --<F1>
         Class R Shares                           (276)          (453)           (2)            (4)
     From net realized gains from
       investment transactions                 (32,724)       (25,368)         (475)       (37,310)

Change in net assets from
   distributions to shareholders               (33,036)       (25,867)         (577)       (37,883)

Capital Transactions:
     Proceeds from shares issued                 7,495         16,295        42,820         19,552
     Dividends reinvested                       29,786         24,121           427         31,456
     Cost of shares redeemed                   (54,349)       (48,612)      (11,545)      (122,886)

Change in net assets from
   capital transactions                        (17,068)        (8,196)       31,702        (71,878)

Change in net assets                           (30,533)         7,053        37,751        (82,911)

Net Assets:
     Beginning of period                       314,365        307,312       107,082        189,993

     End of period                            $283,832       $314,365      $144,833      $ 107,082

Share Transactions:
     Issued                                        276            614         3,029          1,273
     Reinvested                                  1,144            972            31          2,402
     Redeemed                                   (2,010)        (1,828)         (819)        (8,982)

Change in Shares                                  (590)          (242)        2,241         (5,307)

Accumulated undistributed
   net investment income                      $   (195)       $    --      $   (233)      $     --


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                       Small Company                       Focused
                                                     Opportunity Fund                    Growth Fund

                                                 Six                                   Six
                                                Months              Year              Months       Period
                                                 Ended              Ended              Ended        Ended
                                               April 30,         October 31,         April 30,    October 31,
                                                 2005               2004               2005         2004<F1>

                                              (Unaudited)                          (Unaudited)

From Investment Activities:
Operations:
     Net investment income (loss)              $    (32)          $      43           $  (3)         $  (3)
     Net realized gains (losses) from
       investment transactions                   13,667              24,676              (6)           (23)
     Net change in unrealized appreciation/
       depreciation from investments            (10,341)                841              19             12

Change in net assets resulting
   from operations                                3,294              25,560              10            (14)

Distributions to Shareholders:
     From net investment income:
         Class A Shares                             (38)                (82)             --             --
         Class R Shares                             (12)                (75)             --             --
     From net realized gains from
       investment transactions                  (22,054)             (6,829)             --             --

Change in net assets from
   distributions to shareholders                (22,104)             (6,986)             --             --

Capital Transactions:
     Proceeds from shares issued                 16,292              19,642             299            798
     Dividends reinvested                        18,617               5,723              --             --
     Cost of shares redeemed                    (15,790)            (23,632)           (174)           (82)

Change in net assets from
   capital transactions                          19,119               1,733             125            716

Change in net assets                                309              20,307             135            702

Net Assets:
     Beginning of period                        148,368             128,061             802            100

     End of period                             $148,677            $148,368           $ 937           $802

Share Transactions:
     Issued                                         578                 707              27             77
     Reinvested                                     696                 227              --             --
     Redeemed                                      (570)               (852)            (16)            (8)

Change in Shares                                    704                  82              11             69

Accumulated undistributed
   net investment income                       $    (82)            $    --           $  (3)          $ --


<F1> Reflects operations for the period from December 31, 2003 (date of commencement of operations) to October 31, 2004.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                               Established Value Fund

                                                                   Class A Shares

                                        Six                                                            May 5,
                                       Months        Year        Year         Year         Year         2000
                                       Ended         Ended       Ended        Ended        Ended       through
                                     April 30,    October 31,  October 31,  October 31,  October 31,  October 31,
                                        2005         2004        2003          2002         2001        2000<F2>

                                    (Unaudited)

Net Asset Value,
   Beginning of Period                 $27.91      $ 26.67     $ 21.28      $ 26.84     $ 33.65      $ 30.54

Investment Activities:
     Net investment income               0.01         0.09        0.12         0.16        0.17         0.07
     Net realized and
       unrealized gains
       (losses) on investments           1.66         3.40        5.37         0.07       (4.25)        3.11

         Total from
           Investment Activities         1.67         3.49        5.49         0.23       (4.08)        3.18

Distributions
     Net investment income              (0.04)       (0.05)      (0.10)       (0.17)      (0.18)       (0.06)
     In excess of net
       investment income                   --           --          --           --          --        (0.01)
     Net realized gains                 (2.91)       (2.20)         --        (5.62)      (2.55)          --

         Total Distributions            (2.95)       (2.25)      (0.10)       (5.79)      (2.73)       (0.07)

Net Asset Value, End of Period         $26.63      $ 27.91     $ 26.67      $ 21.28     $ 26.84      $ 33.65

Total Return (excludes sales charges)    6.18%<F3>   14.17%      25.90%       (0.32)%    (13.07)%      10.44%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)      $5,610      $23,505     $21,370      $35,586     $30,931      $15,005
Ratio of expenses to
   average net assets                    1.16%<F4>    1.11%       1.12%        0.99%       0.99%        0.87%<F4>
Ratio of net investment income
   to average net assets                 0.46%<F4>    0.33%       0.57%        0.66%       0.45%        0.43%<F4>
Ratio of expenses to
   average net assets<F1>                1.20%<F4>    1.13%       1.16%        1.06%       1.14%        1.46%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>      0.42%<F4>    0.31%       0.53%        0.59%       0.30%       (0.16)%<F4>
Portfolio turnover <F5>                    18%          45%         43%          74%         58%          28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                    Established Value Fund

                                                                        Class R Shares

                                          Six
                                         Months            Year         Year         Year         Year       Year
                                          Ended            Ended        Ended        Ended        Ended      Ended
                                        April 30,       October 31,   October 31,  October 31, October 31,  October 31,
                                           2005            2004         2003         2002         2001        2000

                                       (Unaudited)

Net Asset Value,
   Beginning of Period                  $  27.80        $  26.61     $  21.24     $  26.80    $  33.63     $  34.31

Investment Activities:
     Net investment income                  0.01            0.02         0.06         0.07        0.09         0.06
     Net realized and
       unrealized gains
       (losses) on investments              1.61            3.41         5.38         0.07       (4.26)        3.43

         Total from
           Investment Activities            1.62            3.43         5.44         0.14       (4.17)        3.49

Distributions
     Net investment income                 (0.02)          (0.04)       (0.07)       (0.08)      (0.11)       (0.06)
     In excess of net
       investment income                      --              --           --           --          --        (0.01)
     Net realized gains                    (2.91)          (2.20)          --        (5.62)      (2.55)       (4.10)

         Total Distributions               (2.93)          (2.24)       (0.07)       (5.70)      (2.66)       (4.17)

Net Asset Value, End of Period          $  26.49        $  27.80     $  26.61     $  21.24    $  26.80     $  33.63

Total Return                                6.03%<F2>      13.93%       25.69%       (0.67)%    (13.35)%      11.26%

Ratios/Supplemental Data:
Net Assets at end of period (000)       $278,222        $290,445     $285,747     $246,200    $301,103     $399,953
Ratio of expenses to
   average net assets                       1.36%<F3>       1.34%        1.35%        1.33%       1.19%        1.10%
Ratio of net investment income
   to average net assets                    0.06%<F3>       0.10%        0.29%        0.33%       0.32%        0.20%
Ratio of expenses to
   average net assets<F1>                   1.38%<F3>       1.37%        1.43%        1.46%       1.35%        1.26%
Ratio of net investment income
   to average net assets<F1>                0.04%<F3>       0.07%        0.21%        0.20%       0.16%        0.04%
Portfolio turnover <F4>                       18%             45%          43%          74%         58%          28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                         Special Value Fund

                                                                           Class A Shares

                                                Six
                                               Months         Year          Year         Year         Year       Year
                                               Ended         Ended         Ended        Ended        Ended      Ended
                                              April 30,     October 31, October 31,  October 31,  October 31,  October 31,
                                                2005          2004         2003         2002         2001        2000

                                             (Unaudited)

Net Asset Value,
   Beginning of Period                       $  13.15      $  14.12     $  11.44     $  12.98     $  16.02    $  13.09

Investment Activities:
     Net investment income (loss)               (0.01)         0.03         0.06         0.02         0.03        0.06
     Net realized and
       unrealized gains
       (losses) on investments                   0.88          2.05         2.67        (0.13)       (0.60)       3.68

         Total from
           Investment Activities                 0.87          2.08         2.73        (0.11)       (0.57)       3.74

Distributions
     Net investment income                      (0.01)        (0.04)       (0.05)       (0.02)       (0.04)      (0.06)
     Net realized gains                         (0.06)        (3.01)          --        (1.41)       (2.43)      (0.75)
     Tax return of capital                         --            --           --           --<F2>       --          --

         Total Distributions                    (0.07)        (3.05)       (0.05)       (1.43)       (2.47)      (0.81)

Net Asset Value, End of Period               $  13.95      $  13.15     $  14.12     $  11.44     $  12.98    $  16.02

Total Return (excludes sales charges)            6.62%<F3>    14.89%       23.90%       (1.57)%      (3.79)%     29.94%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $139,520      $104,324     $187,640     $204,547     $201,734    $214,293
Ratio of expenses to
   average net assets                            1.32%<F4>     1.27%        1.24%        1.26%        1.30%       1.32%
Ratio of net investment income
   (loss) to average net assets                 (0.19)%<F4>    0.19%        0.43%        0.15%        0.22%       0.43%
Ratio of expenses to
   average net assets<F1>                        <F5>          <F5>         <F5>         <F5>         <F5>        1.38%
Ratio of net investment income
   to average net assets<F1>                     <F5>          <F5>         <F5>         <F5>         <F5>        0.37%
Portfolio turnover <F6>                            91%          200%          94%          82%          89%         65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                            Special Value Fund

                                                             Class C Shares

                                                Six                                  March 1,
                                              Months              Year                2003
                                               Ended              Ended              through
                                              April 30,         October 31,         October 31,
                                                2005               2004              2003<F3>

                                            (Unaudited)

Net Asset Value, Beginning of Period           $13.01             $14.08              $11.21

Investment Activities:
     Net investment income (loss)               (0.05)             (0.08)<F2>           0.01
     Net realized and unrealized
       gains on investments                      0.87               2.04                2.88

         Total from Investment Activities        0.82               1.96                2.89

Distributions
     Net investment income                         --              (0.02)              (0.02)
     Net realized gains                         (0.06)             (3.01)                 --

         Total Distributions                    (0.06)             (3.03)              (0.02)

Net Asset Value, End of Period                 $13.77             $13.01              $14.08

Total Return (excludes contingent
   deferred sales charges)                       6.29%<F4>         14.02%              25.84%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $  742             $  440              $  314
Ratio of expenses to
   average net assets                            2.01%<F5>          1.95%               1.95%<F5>
Ratio of net investment loss
   to average net assets                        (0.89)%<F5>        (0.51)%             (0.26)%<F5>
Ratio of expenses to
   average net assets<F1>                        3.89%<F5>          3.97%               2.60%<F5>
Ratio of net investment loss
   to average net assets<F1>                    (2.77)%<F5>        (2.53)%             (0.91)%<F5>
Portfolio turnover <F6>                            91%               200%                 94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                    Special Value Fund

                                                                      Class R Shares

                                        Six                                                                December 21,
                                       Months        Year           Year           Year         Year          1999
                                       Ended         Ended          Ended          Ended        Ended        through
                                     April 30,     October 31,    October 31,    October 31,  October 31,   October 31,
                                        2005          2004           2003           2002         2001         2000<F3>

                                     (Unaudited)

Net Asset Value,
   Beginning of Period                 $13.00        $14.02         $11.37         $12.93        $15.97        $12.48

Investment Activities:
     Net investment income (loss)       (0.02)        (0.02)<F2>      0.01          (0.01)        (0.02)<F2>     0.02
     Net realized and
       unrealized gains
       (losses) on investments           0.87          2.03           2.66          (0.14)        (0.58)         3.51

         Total from
           Investment Activities         0.85          2.01           2.67          (0.15)        (0.60)         3.53

Distributions
     Net investment income              (0.01)        (0.02)         (0.02)            --<F4>     (0.01)        (0.04)
     Net realized gains                 (0.06)        (3.01)            --          (1.41)        (2.43)           --

         Total Distributions            (0.07)        (3.03)          0.02          (1.41)        (2.44)        (0.04)

Net Asset Value, End of Period         $13.78        $13.00         $14.02         $11.37        $12.93        $15.97

Total Return                             6.51%<F5>    14.50%         23.50%         (1.90)%       (3.99)%       28.34%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)      $4,571        $2,318         $2,039         $1,646        $  674        $  133
Ratio of expenses to
   average net assets                    1.60%<F6>     1.60%          1.60%          1.60%         1.60%         1.59%<F6>
Ratio of net investment income
   (loss) to average net assets         (0.53)%<F6>   (0.14)%         0.05%         (0.19)%       (0.16)%        0.08%<F6>
Ratio of expenses to
   average net assets<F1>                1.86%<F6>     2.80%          3.16%          3.67%         5.34%        23.11%<F6>
Ratio of net investment loss
   to average net assets<F1>            (0.79)%<F6>   (1.34)%        (1.51)%        (2.26)%       (3.90)%      (21.44)%<F6>
Portfolio turnover <F7>                    91%          200%            94%            82%           89%           65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                           Small Company Opportunity Fund

                                                                   Class A Shares

                                         Six
                                        Months          Year      Year          Year         Year       Year
                                         Ended          Ended     Ended         Ended        Ended      Ended
                                      April 30,     October 31,  October 31, October 31, October 31, October 31,
                                         2005           2004       2003         2002         2001       2000

                                      (Unaudited)

Net Asset Value,
   Beginning of Period                 $ 30.09       $ 26.39     $ 20.99     $ 22.92     $ 26.34     $ 21.08

Investment Activities:
     Net investment income (loss)         0.02          0.04        0.04        0.09        0.07       (0.03)
     Net realized and
       unrealized gains
       (losses) on investments            0.76          5.11        5.39        0.04       (2.09)       5.29

         Total from
           Investment Activities          0.78          5.15        5.43        0.13       (2.02)       5.26

Distributions
     Net investment income               (0.02)        (0.05)      (0.03)      (0.01)      (0.03)         --
     Net realized gains                  (4.40)        (1.40)         --       (2.05)      (1.37)         --

         Total Distributions             (4.42)        (1.45)      (0.03)      (2.06)      (1.40)         --

Net Asset Value, End of Period         $ 26.45       $ 30.09     $ 26.39     $ 20.99     $ 22.92     $ 26.34

Total Return (excludes sales charges)     2.25%<F5>    20.50%      25.91%       0.29%      (8.01)%     24.95%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $58,446       $52,169     $42,933     $43,769     $36,312     $28,545
Ratio of expenses to
   average net assets                     1.13%<F6>     1.15%       1.14%       1.09%       0.96%       1.15%
Ratio of net investment income
   (loss) to average net assets           0.12%<F6>     0.16%       0.16%       0.34%       0.30%      (0.14)%
Ratio of expenses to
   average net assets<F1>                 1.16%<F6>     1.20%       1.22%       1.17%       1.18%       1.25%
Ratio of net investment income
   (loss) to average net assets<F1>       0.09%<F6>     0.11%       0.08%       0.26%       0.08%      (0.24)%
Portfolio turnover <F7>                     35%           68%         49%         60%         58%         28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                            Small Company Opportunity Fund

                                                                    Class R Shares

                                         Six
                                        Months        Year            Year        Year          Year        Year
                                        Ended         Ended           Ended       Ended         Ended       Ended
                                      April 30,    October 31,     October 31,  October 31,   October 31, October 31,
                                         2005          2004           2003        2002          2001         2000

                                     (Unaudited)

Net Asset Value,
   Beginning of Period                 $ 29.66        $ 26.06       $ 20.77      $ 22.80      $ 26.26     $ 21.04

Investment Activities:
     Net investment loss                 (0.02)         (0.01)        (0.02)       (0.05)       (0.01)      (0.08)
     Net realized and
       unrealized gains
       (losses) on investments            0.75           5.03          5.33         0.07        (2.08)       5.30

         Total from
           Investment Activities          0.73           5.02          5.31         0.02        (2.09)       5.22

Distributions
     Net investment income                  --<F2>      (0.02)        (0.02)          --           --<F2>      --
     Net realized gains                  (4.40)         (1.40)           --        (2.05)       (1.37)         --

         Total Distributions             (4.40)         (1.42)        (0.02)       (2.05)       (1.37)         --

Net Asset Value, End of Period         $ 25.99        $ 29.66       $ 26.06      $ 20.77      $ 22.80     $ 26.26

Total Return                              2.12%<F3>     20.26%        25.59%       (0.21)%      (8.32)%     24.81%

Ratios/Supplemental Data:
Net Assets at end of period (000)      $90,231        $95,653       $85,037      $70,481      $81,815     $95,399
Ratio of expenses to
   average net assets                     1.40%<F4>      1.35%         1.38%        1.61%        1.31%       1.30%
Ratio of net investment loss
   to average net assets                 (0.14)%<F4>    (0.04)%       (0.09)%      (0.20)%      (0.05)%     (0.29)%
Ratio of expenses to
   average net assets<F1>                 1.50%<F4>      1.54%         1.64%        1.70%        1.52%       1.40%
Ratio of net investment loss
   to average net assets<F1>             (0.24)%<F4>    (0.23)%       (0.35)%      (0.29)%      (0.26)%     (0.39)%
Portfolio turnover <F5>                     35%            68%           49%          60%          58%         28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                 Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                      Focused Growth Fund

                                              Class A Shares            Class C Shares              Class R Shares

                                          Six         December 31,    Six      December 31,       Six        December 31,
                                         Months         2003         Months       2003           Months         2003
                                         Ended         through       Ended       through         Ended         through
                                        April 30,    October 31,   April 30,    October 31,     April 30,     October 31,
                                          2005         2004<F3>       2005        2004<F3>        2005         2004<F3>

                                       (Unaudited)                (Unaudited)                  (Unaudited)

Net Asset Value,
   Beginning of Period                  $ 10.19       $ 10.00       $ 10.11       $ 10.00       $ 10.17       $ 10.00

Investment Activities:
     Net investment loss                  (0.03)        (0.04)        (0.07)<F2>    (0.12)        (0.04)        (0.07)
     Net realized and unrealized
       gains on investments                0.25          0.23          0.25          0.23          0.24          0.24

         Total from
           Investment Activities           0.22          0.19          0.18          0.11          0.20          0.17

Net Asset Value, End of Period          $ 10.41       $ 10.19       $ 10.29       $ 10.11       $ 10.37       $ 10.17

Total Return (excludes sales charges
   and contingent deferred
   sales charges)                          2.16%<F4>     1.90%<F4>     1.78%<F4>     1.10%<F4>     1.97%<F4>     1.70%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)       $   733       $   731       $   165       $    34       $    39       $    37
Ratio of expenses to
   average net assets                      1.23%<F5>     1.15%<F5>     2.02%<F5>     1.90%<F5>      1.48%<F5>     1.40%<F5>
Ratio of net investment loss
   to average net assets                  (0.60)%<F5>   (0.68)%<F5>   (1.39)%<F5>   (1.43)%<F5>   (0.86)%<F5>   (0.93)%<F5>
Ratio of expenses to
   average net assets<F1>                 11.56%<F5>    14.35%<F5>    19.58%<F5>     28.56%<F5>    30.70%<F5>    27.47%<F5>
Ratio of net investment loss
   to average net assets<F1>             (10.93)%<F5>  (13.88)%<F5>  (18.95)%<F5>   (28.09)%<F5>  (30.08)%<F5>  (27.00)%<F5>
Portfolio turnover <F6>                      45%           26%           45%           26%           45%           26%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Principal
Security Description                                     Amount       Value

Asset Backed Securities (0.15%)

Honda Auto Receivables Owner Trust,
   Series 2003-3, Class A4, 2.77%, 11/21/08              $    120    $    118
WFS Financial Owner Trust,
   Series 2003-4, Class A4, 3.15%, 5/20/11                     70          69

Total Asset Backed Securities (Cost $191)                                 187


Collateralized Mortgage Obligations (5.31%)

Bank of America -- First Union National Bank
   Commercial Mortgage, Series 2001-3,
   Class A2, 5.46%, 4/11/37                                   180         188
Bear Stearns Commercial Mortgage Securities,
   Series 2001-T0P2, Class A2, 6.48%, 2/15/35                 315         344
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A2, 3.87%, 2/11/41                 207         202
DLJ Commercial Mortgage Corp.,
   Series 1999-CG2, Class A1B, 7.30%, 6/10/32                 322         355
Fannie Mae Whole Loan,
   Series 2003-W12, Class 1A6, 4.50%, 6/25/43                 852         852
Fannie Mae Whole Loan,
   Series 2003-W15, Class 2A4, 4.25%, 8/25/43                 695         691
Fannie Mae Whole Loan,
   Series 2003-W18, Class 1A5, 4.61%, 8/25/43                 357         357
Federal Home Loan Mortgage Corp.,
   Structured Pass Through Securities,
   Series T-42, Class A5, 7.50%, 2/25/42                      385         408
Federal National Mortgage Association,
   Grantor Trust,
   Series 2002-T16, Class A3, 7.50%, 7/25/42                  232         246
First Union National Bank Commercial Mortgage,
   Series 2001-C2, Class A1, 6.20%, 1/12/43                   249         260
GE Capital Commercial Mortgage Corp.,
   Series 2002-1A, Class A2, 5.99%, 12/10/35                  232         245
GE Capital Commercial Mortgage Corp.,
   Series 2003-C2, Class A2, 4.17%, 7/10/37                   225         223
GS Mortgage Securities Corp.,
   Series 2004-C1, Class A2, 4.32%, 10/10/28                  193         190
J.P. Morgan Chase Commercial Mortgage,
   Series 2001-CIB3, Class A3, 6.47%, 11/15/35                303         332
J.P. Morgan Chase Commercial Mortgage,
   Series 2004-CBX, Class A4, 4.53%, 1/12/37                  100          99
J.P. Morgan Chase Commercial Mortgage,
   Series 2004-CBX, Class A5, 4.65%, 1/12/37                  235         234
J.P. Morgan Mortgage Trust,
   Series 2005-A1, Class IB1, 4.93%, 2/25/35                  285         285
J.P. Morgan Mortgage Trust,
   Series 2005-A2, Class 5A1, 4.40%, 4/25/35                  216         214
J.P. Morgan Mortgage Trust,
   Series 2005-A2, Class B1, 4.75%, 4/25/35                   365         366

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                      Amount       Value

LB-UBS Commercial Mortgage Trust,
   Series 2004-C8, Class A4, 4.51%, 12/15/29              $     65    $     65
Morgan Stanley Capital, Inc.,
   Series 2004-T13, Class A4, 4.66%, 9/13/45                   350         346
Morgan Stanley Dean Witter Capital,
   Series 2001-Top1, Class A4, 6.66%, 2/15/33                   40          44
PNC Mortgage Acceptance Corp.,
   Series 1999-- CM1, Class A1B, 7.33%, 12/10/32               195         216
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C11, Class A5, 5.22%, 1/15/41                    65          67

Total Collateralized Mortgage Obligations (Cost $6,901)                  6,829


Commercial Paper (2.04%)

General Electric Capital Corp., 2.95%, 5/2/05                2,621       2,621

Total Commercial Paper (Cost $2,621)                                     2,621


Common Stocks (63.48%)

Airlines (0.76%):
JetBlue Airways Corp. (b) (c)                               48,500         972

Apparel-- Footwear (0.65%):
Nike, Inc., Class B                                         10,900         837

Banks (1.08%):
PNC Financial Services Group, Inc.                          19,400       1,033
Wachovia Corp.                                               7,000         358

                                                                         1,391

Beverages (1.38%):
Coca-Cola Co.                                               40,800       1,772

Biotechnology (2.58%):
Amgen, Inc. (b)                                             57,000       3,318

Chemicals -- General (1.75%):
E.I. Du Pont de Nemours & Co.                               47,700       2,247

Computers & Peripherals (3.25%):
EMC Corp. (b)                                              110,300       1,447
International Business Machines Corp.                       35,800       2,735

                                                                         4,182

Cosmetics & Toiletries (3.37%):
Avon Products, Inc.                                         45,400       1,820
Procter & Gamble Co. (c)                                    46,400       2,512

                                                                         4,332

Electronics (3.28%):
General Electric Co.                                        87,300       3,161
Koninklijke (Royal) Philips Electronics N.V., ADR           42,900       1,063

                                                                         4,224

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                      Shares       Value

Entertainment (0.65%):
Walt Disney Co. (d) (c)                                    31,500    $    832

Financial Services (1.70%):
Morgan Stanley                                             41,700       2,194

Food Processing & Packaging (1.49%):
Archer Daniels Midland Co. (c)                             52,300         941
General Mills, Inc.                                        19,800         978

                                                                        1,919

Health Care (2.96%):
McKesson Corp.                                             45,000       1,665
Medtronic, Inc.                                            40,700       2,145

                                                                        3,810

Heavy Machinery (0.24%):
Deere & Co.                                                 5,000         313

Insurance (2.30%):
American International Group, Inc.                         22,930       1,166
Genworth Financial, Inc., Class A                          21,200         593
St. Paul Travelers Cos., Inc.                              33,700       1,206

                                                                        2,965

Internet Service Provider (0.95%):
Yahoo, Inc. (b)                                            35,600       1,229

Manufacturing -- Miscellaneous (1.96%):
3M Co.                                                     33,000       2,524

Media (1.91%):
Viacom, Inc., Class B                                      70,900       2,455

Medical Supplies (1.05%):
Baxter International, Inc.                                 36,400       1,350

Motion Pictures & Services (0.23%):
DreamWorks Animation SKG, Inc. (b)                          7,868         295

Oil & Gas Exploration, Production & Services (5.98%):
Anadarko Petroleum Corp.                                   19,700       1,439
Canadian Natural Resources Ltd.                            24,600       1,219
Transocean, Inc. (b)                                       52,200       2,421
Unocal Corp.                                               48,200       2,629

                                                                        7,708

Oil -- Integrated Companies (0.81%):
Amerada Hess Corp.                                         11,100       1,040

Oilfield Services & Equipment (2.89%):
Halliburton Co.                                            49,300       2,050
Schlumberger Ltd. (c)                                      24,500       1,676

                                                                        3,726

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                       Shares or
                                                       Principal
Security Description                                     Amount       Value

Pharmaceuticals (5.46%):
Bristol-Myers Squibb Co. (c)                               89,300    $  2,322
Johnson & Johnson, Inc. (c)                                21,100       1,448
Pfizer, Inc.                                              120,324       3,269

                                                                        7,039

Pipelines (0.52%):
El Paso Corp. (c)                                          67,500         674

Radio & Television (2.08%):
Comcast Corp., Class A Special Shares (b)                  83,500       2,681

Real Estate Investment Trust (1.39%):
Equity Office Properties Trust (c)                         56,787       1,787

Retail (1.23%):
Wal-Mart Stores, Inc.                                      33,600       1,584

Retail -- Specialty Stores (0.96%):
Tiffany & Co. (c)                                          41,100       1,239

Savings & Loans (0.58%):
Washington Mutual, Inc. (c)                                18,000         744

Semiconductors (1.63%):
Freescale Semiconductor, Inc., Class B (b)                 52,700         994
Texas Instruments, Inc.                                    44,400       1,108

                                                                        2,102

Software & Computer Services (3.15%):
Microsoft Corp.                                           114,500       2,896
Oracle Corp. (b)                                          100,400       1,161

                                                                        4,057

Telecommunications -- Equipment (1.44%):
Avaya, Inc. (b) (c)                                        66,200         575
Motorola, Inc.                                             83,300       1,277

                                                                        1,852

Utilities -- Telecommunications (1.39%):
Sprint Corp. (c)                                           80,100       1,783

Utilities -- Electric (0.43%):
Dominion Resources, Inc. (c)                                7,300         550

Total Common Stocks (Cost $76,283)                                     81,727


Corporate Bonds (8.16%)

Aerospace & Defense (0.04%):
Lockheed Martin Corp., 8.50%, 12/1/29                    $     40          56

Airlines (0.04%):
Southwest Airlines Co., 6.50%, 3/1/12                          50          54

Aluminum (0.08%):
Alcoa, Inc., 5.38%, 1/15/13                                   101         105

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                      Amount       Value

Automotive (0.06%):
DaimlerChrysler NA Holding Corp., 7.38%, 9/15/06, MTN     $     53    $     56
DaimlerChrysler NA Holding Corp., 8.50%, 1/18/31                17          19

                                                                            75

Banks (1.25%):
Bank of America Corp., 7.80%, 2/15/10 (c)                      194         221
Bank of America Corp., 6.80%, 3/15/28                           84          98
Bank One Corp., 6.88%, 8/1/06                                  258         266
European Investment Bank, 7.13%, 9/18/06                       223         233
First Union National Bank, 7.80%, 8/18/10                       82          95
Inter-American Development Bank, 7.00%, 6/15/25                 51          63
International Bank for Reconstruction
  & Development, 4.13%, 8/12/09                                 58          58
J.P. Morgan Chase & Co., 5.75%, 1/2/13                         152         161
Korea Development Bank, 3.88%, 3/2/09                           85          83
Marshall & Ilsley Bank, 4.13%, 9/4/07 (c)                      101         101
Royal Bank of Scotland Group PLC, 5.00%, 10/1/14 (c)            42          43
Wells Fargo & Co., 4.95%, 10/16/13                             179         181

                                                                         1,603

Beverages (0.13%):
Anheuser-Busch Cos., Inc., 9.00%, 12/1/09                        5           6
Coca-Cola Enterprises, 6.95%, 11/15/26 (c)                      65          78
Pepsico, Inc., 3.20%, 5/15/07                                   79          78

                                                                           162

Chemicals (0.06%):
Dow Chemical, 6.00%, 10/1/12                                    51          55
Rohm & Haas Co., 7.40%, 7/15/09                                 17          19

                                                                            74

Computers & Peripherals (0.11%):
Hewlett-Packard Co., 6.50%, 7/1/12 (c)                          59          65
International Business Machines Corp.,
  8.38%, 11/1/19                                                62          82

                                                                           147

Consumer Products (0.05%):
Procter & Gamble Co., 4.30%, 8/15/08                            61          62

Electronics (0.06%):
General Electric Co., 5.00%, 2/1/13 (c)                         70          71

Environmental Control (0.01%):
Waste Management, Inc., 7.75%, 5/15/32                          15          19

Financial Services (2.77%):
Boeing Capital Corp., 5.80%, 1/15/13                            10          11
Caterpillar Financial Services Corp.,
  2.59%, 7/15/06                                               188         185
CIT Group, Inc., 6.50%, 2/7/06 (c)                             112         114
Citigroup Inc., 6.63%, 6/15/32                                  50          57
Citigroup, Inc., 5.75%, 5/10/06 (c)                            278         283
Citigroup, Inc., 5.63%, 8/27/12                                157         165

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                          Principal
Security Description                                        Amount       Value

Countrywide Home Loan, 5.50%, 8/1/06                      $    300    $    306
Credit Suisse First Boston USA, Inc., 7.13%, 7/15/32            40          49
Ford Motor Credit Co., 6.50%, 1/25/07                           71          71
Ford Motor Credit Co., 7.25%, 10/25/11                          41          38
General Electric Capital Corp., 5.38%, 3/15/07, MTN (c)         90          92
General Electric Capital Corp., 6.75%, 3/15/32, MTN (c)        114         136
General Motors Acceptance Corp., 6.13%, 1/22/08 (c)             34          33
General Motors Acceptance Corp., 6.88%, 9/15/11                 47          41
Goldman Sachs Group, Inc., 4.13%, 1/15/08 (c)                  126         126
Goldman Sachs Group, Inc., 6.65%, 5/15/09                       42          45
Goldman Sachs Group, Inc., 5.15%, 1/15/14 (c)                  204         205
Household Finance Corp., 4.13%, 12/15/08                       256         253
International Lease Finance Corp., 5.88%, 5/1/13               151         158
John Deere BV, 5.88%, 4/6/06                                   180         183
Lehman Brothers Holdings, Inc., 7.88%, 8/15/10                 111         128
Merrill Lynch & Co., Inc., 3.70%, 4/21/08, MTN                  42          41
Merrill Lynch & Co., Inc., 6.00%, 2/17/09                      164         173
Merrill Lynch & Co., Inc., 5.00%, 1/15/15, MTN                  55          55
Merrill Lynch & Co., Inc., 6.88%, 11/15/18                      20          23
Morgan Stanley Dean Witter, 6.10%, 4/15/06                       6           6
Morgan Stanley Group, Inc., 6.88%, 3/1/07                      178         187
National Rural Utilities, 6.00%, 5/15/06                       220         225
SLM Corp., 4.00%, 1/15/09, MTN                                 142         140
Toyota Motor Credit Corp., 4.35%, 12/15/10                      21          21
Unilever Capital Corp., 7.13%, 11/1/10                           5           6
Verizon Global Funding Corp, 4.00%, 1/15/08                     26          26

                                                                         3,582

Food Processing & Packaging (0.17%):
Conagra Foods, Inc., 8.25%, 9/15/30 (c)                         40          55
General Mills, Inc., 6.00%, 2/15/12                             51          55
Kellogg Co., 6.00%, 4/1/06 (c)                                  20          20
Kellogg Co., 7.45%, 4/1/31                                      45          58
Kraft Foods, Inc., 4.63%, 11/1/06                               25          25
Kraft Foods, Inc., 4.13%, 11/12/09                               5           5

                                                                           218

Food -- Distributors,
  Supermarkets, & Wholesalers (0.08%):
Kroger Co., 6.80%, 4/1/11                                       34          38
Safeway, Inc., 4.80%, 7/16/07                                   30          30
Safeway, Inc., 4.13%, 11/1/08                                   37          36

                                                                           104

Forest Products -- Lumber & Paper (0.21%):
International Paper Co., 5.50%, 1/15/14 (c)                     30          30
Weyerhaeuser Co., 6.00%, 8/1/06                                181         185
Weyerhaeuser Co., 7.38%, 3/15/32                                52          57

                                                                           272

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Governments -- Foreign (0.87%):
Italy, Government International Bond, 2.75%, 12/15/06     $    169    $    166
Province of Manitoba, 4.25%, 11/20/06                          152         153
Province of Ontario, 3.50%, 9/17/07 (c)                         98          97
Province of Ontario, 5.50%, 10/1/08                            210         219
Province of Quebec, 5.00%, 7/17/09 (c)                          39          40
Province of Quebec, 7.50%, 9/15/29 (c)                         130         172
United Mexican States, 4.63%, 10/8/08                          137         136
United Mexican States, 6.38%, 1/16/13, MTN                     129         135
                                                                         1,118

Health Care (0.03%):
UnitedHealth Group, Inc., 4.75%, 2/10/14 (c)                    42          42

Heavy Machinery (0.08%):
Deere & Co., 6.95%, 4/25/14                                     87         101

Insurance (0.20%):
Allstate Corp., 7.20%, 12/1/09                                 132         147
Chubb Corp., 6.00%, 11/15/11                                   104         111

                                                                           258

Manufacturing -- Miscellaneous (0.02%):
Tyco International Group SA, 6.88%, 1/15/29 (c)                 20          23

Medical Supplies (0.03%):
Baxter International, Inc., 5.25%, 5/1/07                       43          44

Oil & Gas -- Exploration & Production (0.16%):
Devon Financing Corp. ULC, 6.88%, 9/30/11 (c)                   22          24
Devon Financing Corp. ULC, 7.88%, 9/30/31                       98         124
Marathon Oil Corp., 6.13%, 3/15/12                              50          54

                                                                           202

Oil -- Integrated Companies (0.03%):
Conoco, Inc., 6.95%, 4/15/29                                    30          37

Pharmaceuticals (0.18%):
Bristol-Myers Squibb Co., 5.75%, 10/1/11                        41          43
Wyeth, 5.50%, 3/15/13 (c)                                      177         184

                                                                           227

Pipelines (0.12%):
Consolidated Natural Gas, 6.25%, 11/1/11                        79          86
Duke Energy Field Services, 7.88%, 8/16/10                      57          65

                                                                           151

Railroads (0.15%):
Norfolk Southern Corp., 7.25%, 2/15/31                          90         110
Union Pacific Co., 6.65%, 1/15/11                               81          89

                                                                           199

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                      Amount       Value

Real Estate (0.12%):
EOP Operating LP, 7.00%, 7/15/11                         $     90    $     99
ERP Operating LP, 5.20%, 4/1/13                                56          57

                                                                          156

Restaurants (0.05%):
McDonald's Corp., 6.00%, 4/15/11                               55          59

Telecommunications-- Cellular (0.05%):
AT&T Wireless Services, Inc., 7.88%, 3/1/11                    18          21
AT&T Wireless Services, Inc., 8.13%, 5/1/12                     5           6
AT&T Wireless Services, Inc., 8.75%, 3/1/31                    20          27
Vodafone Group PLC, 5.00%, 12/16/13                             5           5

                                                                           59

Telecommunications -- Equipment (0.03%):
Motorola, Inc., 7.63%, 11/15/10 (c)                            29          33
Utilities-- Electric (0.68%):
Constellation Energy Group, Inc., 7.00%, 4/1/12                97         109
Constellation Energy Group, Inc., 7.60%, 4/1/32 (c)            73          90
Dominion Resources, Inc., 6.25%, 6/30/12                       99         107
Dominion Resources, Inc., 6.30%, 3/15/33                       47          50
Exelon Generation Co., LLC, 6.95%, 6/15/11 (c)                147         164
Hydro-Quebec, 8.40%, 1/15/22                                   71          98
Pacific Gas & Electric Co., 6.05%, 3/1/34                      33          35
Wisconsin Energy Corp., 5.88%, 4/1/06                         220         223

                                                                          876

Utilities -- Telecommunications (0.24%):
Bellsouth Capital Funding, 7.88%, 2/15/30                      59          75
Bellsouth Corp., 5.00%, 10/15/06                               20          20
Deutsche Telekom International
  Finance BV, 8.75%, 6/15/30                                   25          34
France Telecom, 8.00%, 3/1/11                                  70          81
SBC Communications, Inc., 5.10%, 9/15/14                       21          21
Sprint Capital Corp., 8.38%, 3/15/12                           13          15
Sprint Capital Corp., 6.90%, 5/1/19                            15          17
Verizon New York, Inc., 6.88%, 4/1/12                          47          51

                                                                          314

Total Corporate Bonds (Cost $10,382)                                   10,503

Tax Exempt Municipal Bonds (0.68%)

California (0.11%):
Acalanes Unified High School District,
   GO, 5.00%, 8/1/24,
   Callable 8/1/15 @ 100, FGIC                                130         139
Colorado (0.11%):
Mesa County Valley School District
   Number 051, Grand Junction,
   Series A, GO, 5.00%, 12/1/23,
   Callable 12/1/14 @ 100, MBIA                               130         139

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Connecticut (0.11%):
State, Series D, GO, 5.00%, 12/1/24,
  Callable 12/1/14 @ 100, MBIA                            $    130    $    139

Florida (0.21%):
Miami-Dade County, Stormwater Utilities Revenue,
   5.00%, 4/1/25, Callable 4/1/15 @ 100, MBIA                  260         277

Illinois (0.01%):
North Chicago, Series B, 5.00%, 11/1/25,
  Callable 11/1/15 @100, FGIC                                   10          11

Texas (0.13%):
Fort Worth Water & Sewer Revenue,
   5.00%, 2/15/24, Callable 2/15/14 @ 100, FSA                 160         168

Total Tax Exempt Municipal Bonds (Cost $865)                               873


U.S. Government Agencies (1.35%)

Federal Home Loan Bank (0.09%):
2.10%, 10/13/06 (c)                                            120         117

Federal Home Loan Mortgage Corp. (0.64%):
2.75%, 10/15/06 (c)                                            588         579
4.25%, 5/4/09, Callable 5/4/05 @ 100                           245         245

                                                                           824

Federal National Mortgage Association (0.51%):
2.75%, 8/11/06 (c)                                               3           3
3.75%, 5/17/07 (c)                                             210         209
3.65%, 10/15/08                                                115         113
5.25%, 1/15/09 (c)                                              15          16
4.11%*, 2/17/09 (c)                                            200         201
6.25%, 2/1/11 (c)                                              100         108

                                                                           650

U.S. Government Loan Trust (0.11%):
U.S. Government Loan Trust --
  Israel, Series 1-B, 8.50%, 4/1/06                            134         141

Total U.S. Government Agencies (Cost $1,733)                             1,732


U.S. Government Mortgage Backed (13.94%)

Federal Home Loan Mortgage Corp. (2.97%):
4.50%, 9/1/18-12/1/18                                          619         620
5.00%, 7/1/18-5/1/34                                         1,832       1,852
5.50%, 10/1/17-12/1/18                                         663         655
6.50%, 5/1/26-7/1/32                                           427         440
7.00%, 10/1/28-4/1/32                                          139         144
8.00%, 6/1/30                                                   36          36
8.50%, 7/1/21-4/1/29                                            72          73

                                                                         3,820

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Federal National Mortgage Association (10.17%):
4.50%, 6/1/18-1/1/19                                      $  1,249    $  1,229
4.76%, 11/1/34                                                 861         857
4.87%, 11/1/34                                                 140         139
5.00%, 6/1/18-4/1/34                                         2,223       2,231
5.50%, 7/1/18-11/1/34                                        3,999       3,990
5.92%, 2/1/12                                                  499         512
6.00%, 5/15/09-10/1/34                                       2,612       2,588
6.50%, 3/1/29-8/1/33                                           589         590
7.00%, 5/1/22-3/1/32                                           175         174
7.50%, 3/1/27                                                   56          61
8.00%, 6/1/12-3/1/30                                           405         429
8.50%, 11/1/17                                                  16          17
9.50%, 10/1/21                                                  56          59
10.00%, 11/1/13                                                 61          64
10.50%, 11/1/13                                                 77          79
11.00%, 11/1/13                                                 80          83

                                                                        13,102

Government National Mortgage Assoc. (0.80%):
6.00%, 7/15/29-1/15/34                                         404         398
6.50%, 7/15/28                                                  11          12
7.00%, 12/15/25-4/15/28                                        158         173
7.50%, 8/15/29                                                  66          66
8.50%, 12/15/27                                                187         197
9.50%, 7/15/09-7/15/25                                         174         186

                                                                         1,032

Total U.S. Government Mortgage Backed (Cost $17,886)                    17,954

U.S. Treasury Obligations (4.87%)

U.S. Treasury Bonds (1.66%):
8.88%, 2/15/19 (c)                                             109         158
8.00%, 11/15/21 (c)                                            256         358
7.13%, 2/15/23 (c)                                             308         402
5.38%, 2/15/31 (c)                                           1,084       1,224

                                                                         2,142

U.S. Treasury Notes (3.21%):
2.00%, 8/31/05 (c)                                           1,039       1,036
2.63%, 11/15/06 (c)                                            647         638
3.00%, 11/15/07 (c)                                             60          59
6.50%, 2/15/10 (c)                                               4           4
4.88%, 2/15/12 (c)                                             575         604
4.25%, 8/15/13 (c)                                             277         279
4.25%, 11/15/14 (c)                                            365         366
4.00%, 2/15/15                                               1,153       1,135

                                                                         4,121

Total U.S. Treasury Obligations (Cost $6,153)                            6,263

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Balanced Fund                                                  April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Principal
Security Description                                     Amount       Value

Short-Term Securities Held as
Collateral for Securities Lending (16.80%)

Pool of various securities for Victory Funds --
   footnote 3 (Securities Lending)                      $ 21,622    $ 21,622

Total Short-Term Securities Held as
Collateral for Securities Lending                                     21,622

Total Investments
(Cost $144,637) (a) -- 116.80%                                       150,311

Liabilities in excess of other
assets -- (16.80%)                                                  (21,592)

NET ASSETS -- 100.00%                                               $128,719

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                               Schedules of Investments
Convertible Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                       Shares or
                                                       Principal
Security Description                                     Amount       Value

Commercial Paper (0.3%)

General Electric Capital Corp., 2.95%, 5/2/05             $   192     $   192

Total Commercial Paper (Cost $192)                                        192


Common Stocks (1.2%)

Commercial Services (1.2%):
Cendant Corp.                                              38,000         757

Total Common Stocks (Cost $631)                                           757


Convertible Bonds (66.9%)

Advertising (0.9%):
Lamar Advertising Co.,
   Convertible Subordinated Notes, 2.88%, 12/31/10      $     650     $   587

Agriculture (2.6%):
Bunge Ltd. Finance Corp.,
   Convertible Subordinated Notes,
   3.75%, 11/15/22, Callable 11/22/05 @ 101.50                225         398
Bunge Ltd. Finance Corp.,
   Convertible Subordinated Notes,
   3.75%, 11/15/22, Callable 11/22/05 @ 101.50 (d)            690       1,222

                                                                        1,620
Broadcasting/Cable (3.7%):
Liberty Media Corp.,
   Convertible Subordinated Notes,
   0.75%, 3/30/23, Callable 4/5/08 @ 100 (d)                  810         854
Liberty Media Corp.,
   Convertible Subordinated Notes,
   3.50%, 1/15/31, Callable 1/15/06 @ 100 (d)               1,055         822
Liberty Media Corp.,
   Convertible Subordinated Notes,
   3.25%, 3/15/31, Callable 3/15/06 @ 100                     780         628

                                                                        2,304
Computer -- Peripherals (1.7%):
EMC Corp., Convertible Subordinated Notes,
   4.50%, 4/1/07, Callable 4/2/06 @ 100.90                  1,025       1,048

Construction (2.6%):
Fluor Corp., Convertible Subordinated Notes,
   1.50%, 2/15/24, Callable 2/16/09 @ 100                   1,480       1,604

Entertainment (5.9%):
Carnival Corp., Convertible Subordinated Notes,
   2.00%, 4/15/21, Callable 4/15/08 @ 100                     705         905
GTECH Holdings Corp., Convertible Subordinated Notes,
   1.75%, 12/15/21, Callable 12/15/06 @ 100                   520         926
Walt Disney Co., Convertible Subordinated Notes,
   2.13%, 4/15/23, Callable 4/15/08 @ 100                   1,725       1,811

                                                                        3,642
Financial Services (3.2%):
American Express Co.,
   Convertible Subordinated Notes,
   1.85%, 12/1/33, Callable 12/1/06 @ 100                     685         703

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Morgan Stanley,
   Convertible Subordinated Notes,
   0.25%, 11/1/11, Callable 9/29/06 @ 100 (d)             $ 1,290     $ 1,321

                                                                        2,024
Heavy Machinery (4.7%):
Tyco International Group SA,
   Convertible Subordinated Notes,
   3.13%, 1/15/23, Callable 1/20/08 @ 101.82                1,985       2,913

Insurance (3.2%):
AON Corp., Convertible Subordinated Notes,
   3.50%, 11/15/12, Callable 11/19/07 @ 101 (d)               350         388
AON Corp., Convertible Subordinated Notes,
   3.50%, 11/15/12, Callable 11/19/07 @ 101                   605         670
Ohio Casualty Corp., Convertible Subordinated Notes,
   5.00%, 3/19/22, Callable 3/19/06 @ 101                     920         938

                                                                        1,996
Internet Service Provider (2.0%):
Yahoo, Inc.,
   Convertible Subordinated Notes, 0.00%, 4/1/08              725       1,252

Medical Products/Supplies (1.7%):
Henry Schein, Inc.,
   Convertible Subordinated Notes,
   3.00%, 8/15/34, Callable 8/20/10 @ 100 (d)               1,000       1,054

Medical Services (1.1%):
Medimmune, Inc., Convertible Subordinated Notes,
   1.00%, 7/15/23, Callable 7/15/06 @ 100                     750         715

Mining (3.0%):
Inco Ltd., Convertible Subordinated Notes,
   1.00%, 3/14/23, Callable 3/19/10 @ 94.12                   505         606
Inco Ltd., Convertible Subordinated Notes,
   1.00%, 3/14/23, Callable 3/19/10 @ 94.12 (d)               250         300
Placer Dome, Inc., Convertible Subordinated Notes,
   2.75%, 10/15/23, Callable 10/20/10 @ 100.83 (d)            645         630
Placer Dome, Inc., Convertible Subordinated Notes,
   2.75%, 10/15/23, Callable 10/20/10 @ 100.83 (d)            365         357

                                                                        1,893
Oil & Gas Exploration,
   Production & Services (0.6%):
Diamond Offshore Drilling, Inc.,
   Convertible Subordinated Notes,
   1.50%, 4/15/31, Callable 4/15/08 @ 100                     355         387
Oilfield Services & Equipment (5.3%):
Cooper Cameron Corp.,
   Convertible Subordinated Notes,
   1.50%, 5/15/24, Callable 5/15/09 @ 100                     600         622
Halliburton Co., Convertible Subordinated Notes,
   3.13%, 7/15/23, Callable 7/15/08 @ 100                     100         125
Halliburton Co., Convertible Subordinated Notes,
   3.13%, 7/15/23, Callable 7/15/08 @ 100 (d)               1,025       1,281
Schlumberger Ltd., Convertible Subordinated Notes,
   2.13%, 6/1/23, Callable 6/6/10 @ 100 (d)                   825         873
Schlumberger Ltd.,
   Convertible Subordinated Notes,
   2.13%, 6/1/23, Callable 6/6/10 @ 100                       400         424

                                                                        3,325

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                         Principal
Security Description                                       Amount       Value

Pharmaceuticals (7.7%):

Allergan, Inc., Convertible Subordinated Notes,
   0.00%, 11/6/22, Callable 11/6/07 @ 82.95               $   675     $   586
Alza Corp., Convertible Subordinated Notes,
   0.00%, 7/28/20, Callable 7/28/05 @ 63.98 (d)               250         236
Alza Corp., Convertible Subordinated Notes,
   0.00%, 7/28/20, Callable 7/28/05 @ 63.98                 1,283       1,208
Cephalon, Inc., Convertible Subordinanted Notes,
   0.00%, 6/15/33, Callable 6/15/10 @ 100.25 (d)              500         451
Teva Pharmaceutical Financial,
   0.50%, 2/1/24, Callable 8/1/08 @ 100                     1,145       1,145
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23, Callable 3/20/08 @ 100 (d)                 935         880
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23, Callable 3/20/08 @ 100                     300         282

                                                                        4,788
Photography (0.9%):
Eastman Kodak Co., Convertible Subordinated Notes,
   3.38%, 10/15/33, Callable 10/15/10 @ 100                   520         536

Pipelines (0.8%):
Noram Energy, Convertible Subordinated Notes,
   6.00%, 3/15/12, Continuously Callable @ 100                532         529

Restaurants (1.3%):
Triarc Cos., Convertible Subordinated Notes,
   5.00%, 5/15/23, Callable 5/20/10 @ 100                     800         838

Retail-- Discount (1.3%):
Costco Wholesale Corp., Convertible Subordinated Notes,
   0.00%, 8/19/17, Callable 8/19/05 @ 65.94                   865         797

Retail-- Specialty Stores (3.2%):
Lowes Cos., Inc., Convertible Subordinated Notes,
   0.86%, 10/19/21, Callable 10/19/06 @ 86.10               1,340       1,287
TJX Cos., Inc., Convertible Subordinated Notes,
   0.00%, 2/13/21, Callable 2/13/07 @ 75.68                   880         696

                                                                        1,983
Semiconductors (1.9%):
Credence Systems Corp., Convertible Subordinated Notes,
   1.50%, 5/15/08 (d)                                         550         459
Credence Systems Corp., Convertible Subordinated Notes,
   1.50%, 5/15/08                                             250         209
Veeco Instruments, Inc., Convertible Subordinated Notes,
   4.13%, 12/21/08, Callable 12/21/05 @ 101.77 (d)            600         551

                                                                        1,219
Software & Computer Services (0.8%):
ASML Holding NV, Convertible Subordinated Notes,
   5.75%, 10/15/06 (d)                                        500         528

Telecommunications (0.6%):
Verizon Global Funding Corp.,
   Convertible Subordinated Notes,
   0.00%, 5/15/21, Callable 5/15/06 @ 63.98                   575         352

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                      Amount       Value

Telecommunications -- Services & Equipment (3.0%):
Harris Corp., Convertible Subordinated Notes,
   3.50%, 8/15/22, Callable 8/18/07 @ 100                $    925     $ 1,230
Lucent Technologies, Inc.,
   Convertible Subordinated Notes,
   2.75%, 6/15/25, Callable 6/20/13 @ 100                     670         662

                                                                        1,892
Transportation Services (1.2%):
GATX Corp., Convertible Subordinated Notes,
   5.00%, 8/15/23, Callable 8/15/08 @ 100 (d)                 300         430
GATX Corp., Convertible Subordinated Notes,
   5.00%, 8/15/23, Callable 8/15/08 @ 100                     225         323

                                                                          753
Utilities -- Telecommunications (2.0%):
CenturyTel, Inc., Convertible Subordinated Notes,
   4.75%, 8/1/32, Callable 8/5/06 @ 102.85                  1,220       1,264

Total Convertible Bonds (Cost $41,120)                                 41,843


Convertible Preferred Stock (31.3%)

Aerospace/Defense (2.5%):
Northrop Grumman Corp., Series B, 7.00%                    12,540       1,561

Automotive (3.2%):
Ford Motor Co. Capital Trust II, 6.50%                     21,700         845
General Motors Corp., Series C, 6.25%                      60,549       1,141

                                                                        1,986

Banks (2.1%):
Marshall & Ilsley Corp., 6.50%                             26,646         708
Washington Mutual, Inc., 5.38%                             12,400         637

                                                                        1,345

Financial Services (6.2%):
Fannie Mae, 5.38%                                              15       1,382
Lehman Brothers Holdings, Inc., 6.25%                      24,130         636
Newell Financial Trust I, 5.25%                            41,200       1,855

                                                                        3,873

Health Care (0.8%):
McKesson Financing Trust, 5.00%                             9,400         495

Insurance (4.8%):
Fortis Insurance NV, 7.75% (d)                                550         558
PMI Group, Inc., 5.88%                                     53,300       1,189
Travelers Property Casualty Corp., 4.50%                   57,646       1,262

                                                                        3,009

Medical Equipment & Supplies (1.6%):
Baxter International, Inc., 7.00%                          17,900         997

Office Equipment & Supplies
  (Non-Computer Related) (0.9%):
Xerox Corp, 6.25%                                           5,000         578

               See notes to schedules of investments and notes
                          to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Convertible Fund                                               April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Oil -- Integrated Companies (1.0%):
Amerada Hess Corp., 7.00%                                   7,690     $   625

Pharmaceuticals (2.4%):
Omnicare Capital Trust II, 4.00%                           15,000         750
Schering-Plough Corp., 6.00%                               13,300         728

                                                                        1,478

Real Estate Investment Trusts (1.2%):
Equity Office Properties Trust, Series B, 5.25%             6,350         320
Simon Property Group, Inc., 6.00%                           7,191         417

                                                                          737

Savings & Loans (0.5%):
New York Community Capital Trust V, 6.00%                   6,946         343

Telecommunications (1.7%):
Alltel Corp., 7.75%                                        21,800       1,089

Utilities -- Electric (2.4%):
American Electric Power, 9.25%                             20,000         884
FPL Group, Inc., 8.00%                                     10,095         630

                                                                        1,514

Total Convertible Preferred Stock (Cost $20,686)                       19,630

Total Investments (Cost $62,629) (a) -- 99.7%                          62,422

Other assets in excess of liabilities -- 0.3%                             212

NET ASSETS -- 100.0%                                                  $62,634


Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

                            Cost of                                   Net
                         Investments      Gross        Gross      Unrealized
                         for Federal   Unrealized   Unrealized   Appreciation/
                         Tax Purposes Appreciation Depreciation (Depreciation)

Balanced Fund             $124,288      $7,411      $(3,010)       $4,401
Convertible Fund            62,672       3,296       (3,546)         (250)



(b)  Non-income producing securities.

(c)  All or a portion of the security is on loan.

(d) Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

ADR -- American Depositary Receipts

FGIC -- Insured by Financial Guaranty Insurance Co.

GO -- General Obligation

MBIA -- Insured by Municipal Bond Insurance Association

MTN -- Medium Term Note

PLC -- Public Liability Co.

ULC -- Unlimited Liability Co.

               See notes to schedules of investments and notes
                          to financial statements.

                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                      Balanced    Convertible
                                                        Fund         Fund

ASSETS:
Investments, at value (Cost $144,637; $62,629)        $150,311      $62,422
Cash                                                        50           50
Interest and dividends receivable                          411          296
Receivable for capital shares issued                        --<F1>       --<F1>
Receivable from brokers for investments sold             2,654           --
Receivable from administrator                               --<F1>       --<F1>
Prepaid expenses                                            20            2

         Total Assets                                  153,446       62,770

LIABILITIES:
Payable to brokers for investments purchased             2,980            --
Payable for capital shares redeemed                         --            69
Payable for return of collateral received               21,622            --
Accrued expenses and other payables:
     Investment advisory fees                               64           40
     Administration fees                                     1            1
     Custodian fees                                         10            3
     Transfer agent fees                                    20            6
     Shareholder service fees -- Class A Shares             26           13
     12b-1 Fees -- Class C Shares                           --(a)        --
     12b-1 Fees -- Class R Shares                            2           --
     Other                                                   2            4

         Total Liabilities                              24,727          136

NET ASSETS:
Capital                                                133,620       64,183
Accumulated undistributed net investment income           (137)          35
Net unrealized appreciation (depreciation)
   from investments                                      5,674         (207)
Accumulated net realized losses from
   investment transactions                             (10,438)      (1,377)

         Net Assets                                   $128,719      $62,634

Net Assets
     Class A Shares                                   $124,172      $62,634
     Class C Shares                                        405           --
     Class R Shares                                      4,142           --

         Total                                        $128,719      $62,634

Outstanding units of beneficial interest (shares)
     Class A Shares                                     10,193        5,409
     Class C Shares                                         33           --
     Class R Shares                                        340           --

         Total                                          10,566        5,409

Net asset value
     Redemption price per share -- Class A Shares $ 12.18 $ 11.58 Offering and redemption price
        per share -- Class C Shares (b)               $  12.16           --
     Offering and redemption price per
        share -- Class R Shares                       $  12.19           --

Maximum sales charge -- Class A Shares                    5.75%        2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest
   cent) -- Class A Shares                            $  12.92      $ 11.82

(a)  Rounds to less than 1,000.

(b)  Redemption price per share varies by length of time shares are held.


                      See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                       Balanced    Convertible
                                                         Fund         Fund

Investment Income:
Interest income                                        $ 1,059      $   359
Dividend income                                          1,018          677
Income from securities lending, net                          9           --

     Total Income                                        2,086        1,036

Expenses:
Investment advisory fees                                   415          251
Administration fees                                         81           41
Shareholder service fees -- Class A Shares                 157           84
12b-1 fees -- Class C Shares                                 2            1
12b-1 fees -- Class R Shares                                11           --
Accounting fees                                             57           29
Custodian fees                                              46           13
Legal and audit fees                                        13            7
Trustees' fees and other officer expenses                    7            4
Transfer agent fees                                         29           15
Registration fees                                           17           17
Printing fees                                               --(a)         5
Other                                                        5            1

     Total Expenses                                        840          468

Expenses reduced by adviser                                 (9)          --
Expenses reduced by administrator                          (35)          --

     Expenses before reimbursement
        from administrator                                 796          468
     Expenses reimbursed by administrator                   (9)          (7)

     Net Expenses                                          787          461

Net Investment Income                                    1,299          575

Realized/Unrealized Gains
   (Losses) from Investments:
Net realized gains from investment transactions          5,502        2,156
Net change in unrealized
   appreciation/depreciation from investments           (4,207)      (4,147)

Net realized/unrealized gains
   (losses) from investments                             1,295       (1,991)

Change in net assets resulting from operations         $ 2,594      $(1,416)

(a)  Rounds to less than $1,000.

                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                   Balanced               Convertible
                                                     Fund                    Fund

                                                 Six                    Six
                                                Months      Year       Months       Year
                                                Ended      Ended       Ended       Ended
                                              April 30, October 31,  April 30,  October 31,
                                                 2005       2004        2005        2004

                                             (Unaudited)            (Unaudited)

From Investment Activities:
Operations:
     Net investment income                   $  1,299    $  1,967    $    575   $  1,754
     Net realized gains from
       investment transactions                  5,502      14,706       2,156      3,767
     Net change in unrealized appreciation/
       depreciation from investments           (4,207)     (4,251)     (4,147)        15

Change in net assets resulting
   from operations                              2,594      12,422      (1,416)     5,536

Distributions to Shareholders:
     From net investment income:
         Class A Shares                        (1,400)     (2,340)       (539)    (1,816)
         Class C Shares                            (4)         (5)         (1)        (1)
         Class R Shares                           (40)        (71)         --         --

Change in net assets from
   distributions to shareholders               (1,444)     (2,416)       (540)    (1,817)

Capital Transactions:
     Proceeds from shares issued                7,160      22,107       6,148     15,838
     Dividends reinvested                       1,170       1,970         278        825
     Cost of shares redeemed                   (9,959)    (43,318)    (10,529)   (46,185)

Change in net assets from
   capital transactions                        (1,629)    (19,241)     (4,103)   (29,522)

Change in net assets                             (479)     (9,235)     (6,059)   (25,803)

Net Assets:
     Beginning of period                      129,198     138,433      68,693     94,496
     End of period                           $128,719    $129,198    $ 62,634   $ 68,693

Share Transactions:
     Issued                                       577       1,883         504      1,312
     Reinvested                                    94         167          23         69
     Redeemed                                    (803)     (3,671)       (862)    (3,866)

Change in Shares                                 (132)     (1,621)       (335)    (2,485)

Accumulated undistributed
   net investment income                     $   (137)   $      8    $     35    $    --


<F1> Rounds to less than 1,000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                    Balanced Fund

                                                                    Class A Shares

                                             Six
                                            Months         Year       Year         Year       Year       Year
                                            Ended         Ended      Ended        Ended      Ended      Ended
                                           April 30,   October 31, October 31,  October 31,October 31,October 31,
                                             2005          2004       2003         2002       2001       2000

                                         (Unaudited)

Net Asset Value,
   Beginning of Period                    $  12.08      $  11.24    $  10.48    $  12.35   $  14.47   $  15.10
Investment Activities:
     Net investment income                    0.12          0.17        0.17        0.26       0.30       0.33
     Net realized and
       unrealized gains
       (losses) on investments                0.12          0.88        0.81       (1.17)     (1.17)      0.62
         Total from
           Investment Activities              0.24          1.05        0.98       (0.91)     (0.87)      0.95
Distributions
     Net investment income                   (0.14)        (0.21)      (0.22)      (0.28)     (0.30)     (0.34)
     In excess of net
       investment income                        --            --          --          --         --      (0.01)
     Net realized gains                         --            --          --       (0.68)     (0.95)     (1.23)
         Total Distributions                 (0.14)        (0.21)      (0.22)      (0.96)     (1.25)     (1.58)
Net Asset Value, End of Period            $  12.18      $  12.08    $  11.24    $  10.48   $  12.35   $  14.47
Total Return (excludes sales charges)         1.95%<F2>     9.37%       9.45%      (8.05)%    (6.50)%     6.74%
Ratios/Supplemental Data:

Net Assets at end of period (000)         $124,172      $124,494    $133,959    $298,643   $386,284   $412,606
Ratio of expenses to
   average net assets                         1.19%<F3>     1.26%       1.23%       1.17%      1.25%      1.27%
Ratio of net investment income
   to average net assets                      2.00%<F3>     1.42%       1.82%       2.25%      2.30%      2.36%
Ratio of expenses to
   average net assets<F1>                     1.26%<F3>     1.30%       1.24%       1.24%      1.32%      1.35%
Ratio of net investment income
   to average net assets<F1>                  1.93%<F3>     1.38%       1.81%       2.18%      2.23%      2.28%
Portfolio turnover <F4>                         52%          134%        112%        103%       116%       140%


* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period

                                                         Balanced Fund

                                                        Class C Shares

                                                Six                         March 1,
                                              Months          Year            2003
                                               Ended         Ended           through
                                             April 30,     October 31,     October 31,
                                               2005           2004           2003<F2>

                                            (Unaudited)

Net Asset Value, Beginning of Period           $12.06        $11.22         $10.12
Investment Activities:
     Net investment income                       0.08          0.12           0.09
     Net realized and unrealized
       gains on investments                      0.12          0.88           1.10
         Total from Investment Activities        0.20          1.00           1.19
Distributions
     Net investment income                      (0.10)        (0.16)         (0.09)
         Total Distributions                    (0.10)        (0.16)         (0.09)
Net Asset Value, End of Period                 $12.16        $12.06         $11.22
Total Return (excludes contingent
   deferred sales charges)                       1.65%<F3>     8.86%         11.89%<F3>
Ratios/Supplemental Data:
Net Assets at end of period (000)              $  405        $  457         $   49
Ratio of expenses to
   average net assets                            1.79%<F4>     1.70%          1.69%<F4>
Ratio of net investment income
   to average net assets                         1.42%<F4>     0.94%          1.04%<F4>
Ratio of expenses to
   average net assets<F1>                        3.97%<F4>     4.29%          3.64%<F4>
Ratio of net investment loss
   to average net assets<F1>                    (0.76)%<F4>   (1.65)%        (0.91)%<F4>
Portfolio turnover <F5>                            52%          134%           112%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                 Balanced Fund

                                                                 Class R Shares

                                       Six                                                       December 15,
                                      Months         Year        Year        Year       Year        1999
                                      Ended         Ended        Ended       Ended      Ended      through
                                     April 30,    October 31,  October 31, October 31,October 31, October 31,
                                       2005          2004        2003        2002       2001       2000<F2>

                                   (Unaudited)

Net Asset Value,
   Beginning of Period                $12.09        $11.25      $10.49      $12.36     $14.49      $13.92

Investment Activities:
     Net investment income              0.10          0.13        0.16        0.20       0.26        0.30
     Net realized and
       unrealized gains
       (losses) on investments          0.12          0.89        0.79       (1.15)     (1.18)       0.57

         Total from
           Investment Activities        0.22          1.02        0.95       (0.95)     (0.92)       0.87

Distributions
     Net investment income             (0.12)        (0.18)      (0.19)      (0.24)     (0.26)      (0.30)
     In excess of net
       investment income                  --            --          --          --         --          --<F3>
     Net realized gains                   --            --          --       (0.68)     (0.95)         --

         Total Distributions           (0.12)        (0.18)      (0.19)      (0.92)     (1.21)      (0.30)

Net Asset Value, End of Period        $12.19        $12.09      $11.25      $10.49     $12.36      $14.49

Total Return                            1.77%<F4>     9.09%       9.17%      (8.40)%    (6.86)%      6.32%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)     $4,142        $4,247      $4,425      $3,541     $2,195      $1,141
Ratio of expenses to
   average net assets                   1.53%<F5>     1.50%       1.50%       1.58%      1.59%       1.57%<F5>
Ratio of net investment income
   to average net assets                1.67%<F5>     1.17%       1.48%       1.87%      1.95%       2.04%<F5>
Ratio of expenses to
   average net assets<F1>               1.79%<F5>     2.11%       2.06%       2.21%      2.42%       3.95%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>     1.41%<F5>     0.56%       0.92%       1.24%      1.12%      (0.34)%<F5>
Portfolio turnover <F6>                   52%          134%        112%        103%       116%        140%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                 Convertible Fund

                                                                  Class A Shares

                                       Six
                                      Months        Year         Year          Year          Year         Year
                                      Ended         Ended        Ended         Ended         Ended        Ended
                                     April 30,   October 31,   October 31,   October 31,   October 31,  October 31,
                                       2005         2004          2003          2002          2001         2000

                                    (Unaudited)

Net Asset Value,
   Beginning of Period                $ 11.96       $ 11.48     $ 10.04       $ 11.34       $ 14.29      $ 12.99

Investment Activities:
     Net investment income               0.10          0.25        0.32          0.34          0.33         0.54
     Net realized and
       unrealized gains
       (losses) on investments          (0.38)         0.49        1.45         (1.31)        (1.40)        1.97

         Total from
           Investment Activities        (0.28)         0.74        1.77         (0.97)        (1.07)        2.51

Distributions
     Net investment income              (0.10)        (0.26)      (0.33)        (0.33)        (0.35)       (0.58)
     Net realized gains                    --            --          --            --         (1.53)       (0.63)

         Total Distributions            (0.10)        (0.26)      (0.33)        (0.33)        (1.88)       (1.21)

Net Asset Value, End of Period        $ 11.58       $ 11.96     $ 11.48       $ 10.04       $ 11.34      $ 14.29

Total Return (excludes sales charges)   (2.40)%<F2>    6.42%      17.89%        (8.74)%       (8.22)%      20.57%

Ratios/Supplemental Data:
Net Assets at end of period (000)     $62,634       $68,448     $94,496       $58,115       $74,930      $96,451
Ratio of expenses to
   average net assets                    1.38%<F3>     1.34%       1.35%         1.32%         1.26%        1.24%
Ratio of net investment income
   to average net assets                 1.72%<F3>     2.10%       2.98%         3.08%         2.76%        4.01%
Ratio of expenses to
   average net assets<F1>                <F4>          <F4>        <F4>          1.34%         1.32%        1.24%
Ratio of net investment income
   to average net assets<F1>             <F4>          <F4>        <F4>          3.06%         2.70%        4.01%
Portfolio turnover                         22%           52%         59%           50%           72%          95%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no fee reductions during the period.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Intermediate Income Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Asset Backed Securities (0.1%)
American Housing Trust, Series VIII,
   Class K, 9.00%, 1/25/21                                $   269    $    270

Total Asset Backed Securities (Cost $280)                                 270


Collateralized Mortgage Obligations (12.9%)
Bear Stearns Commercial
   Mortgage Securities,
   Series 2001-TOP2,
   Class A2, 6.48%, 2/15/35                                   885         966
Bear Stearns Commercial
   Mortgage Securities,
   Series 2004-PWR3,
   Class A2, 3.87%, 2/11/41                                   910         888
DLJ Commercial
   Mortgage Corp.,
   Series 1999-CG2,
   Class A1B, 7.30%, 6/10/32                                  868         958
Fannie Mae Grantor Trust,
   Series 2001-T7,
   Class A1, 7.50%, 2/25/41                                   682         722
Fannie Mae Whole Loan,
   Series 2002-W3,
   Class A5, 7.50%, 1/25/28                                   101         108
Fannie Mae Whole Loan,
   Series 2002-W7,
   Class A5, 7.50%, 2/25/29                                 1,067       1,131
Fannie Mae Whole Loan,
   Series 2003-W10,
   Class 3A3, 2.98%, 6/25/40                                   73          70
Fannie Mae Whole Loan,
   Series 2003-W12,
   Class 1A6, 4.50%, 6/25/43                                5,175       5,170
Fannie Mae Whole Loan,
   Series 2003-W18,
   Class 1A5, 4.61%, 8/25/43                                2,059       2,057
FHLMC Structured Pass Through Securities,
   Series T-42,
   Class A5, 7.50%, 2/25/42                                   967       1,026
First Union National Bank Commercial
   Mortgage,
   Series 2001-C2,
   Class A1, 6.20%, 1/12/43                                 1,223       1,278
GE Capital Commercial
   Mortgage Corp.,
   Series 2003-C2,
   Class A2, 4.17%, 7/10/37                                   910         903
Government National Mortgage Assoc.,
   Series 2002-53,
   Class AH, 8.00%, 1/16/17                                 1,206       1,274
Government National Mortgage Assoc.,
   Series 2003-22,
   Class AH, 8.00%, 6/16/21                                 1,689       1,812
JP Morgan Chase Commercial
   Mortgage Securities,
   Series 2001-CIB3,
   Class A3, 6.47%, 11/15/35                                1,180       1,294
JP Morgan Chase Commercial
   Mortgage Securities,
   Series 2004-CBX,
   Class A5, 4.65%, 1/12/37                                 1,200       1,196
JP Morgan Mortgage Trust,
   Series 2005-A1,
   Class IB1, 4.93%, 2/25/35                                1,054       1,055
JP Morgan Mortgage Trust,
   Series 2005-A2,
   Class B1, 4.75%, 4/25/35                                 1,305       1,309
LB-UBS Commercial
   Mortgage Trust,
   Series 2004-C8,
   Class A4, 4.51%, 12/15/29                                  350         348
Morgan Stanley Capital I,
   Series 2004-T13,
   Class A4, 4.66%, 9/13/45                                   910         899

Total Collateralized Mortgage Obligations (Cost $24,925)               24,464


Commercial Paper (0.7%)
General Electric Capital Corp.,
   2.95%, 5/2/05                                            1,269       1,269

Total Commercial Paper (Cost $1,269)                                    1,269

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Corporate Bonds (38.5%)

Aerospace & Defense (0.1%):
Boeing Co., 5.13%, 2/15/13                                $   212    $    217

Airlines (0.1%):
Southwest Airlines Co.,
   6.50%, 3/1/12                                              217         233

Aluminum (0.5%):
Alcoa, Inc., 5.38%, 1/15/13                                   850         887

Automotive (0.3%):
DaimlerChrysler North
   America Holding Corp.,
   7.38%, 9/15/06, MTN                                        244         254
DaimlerChrysler North
   America Holding Corp.,
   7.30%, 1/15/12                                             221         237

                                                                          491

Banks (7.2%):
Asian Development Bank,
   4.88%, 2/5/07, MTN                                         540         552
Bank of America Corp.,
   7.80%, 2/15/10                                           1,592       1,814
Bank of America Corp.,
   7.40%, 1/15/11                                             245         279
Bank One Corp.,
   6.88%, 8/1/06                                            2,322       2,406
European Investment Bank,
   4.88%, 9/6/06                                              180         183
European Investment Bank,
   7.13%, 9/18/06                                           3,474       3,628
First Union National Bank,
   7.80%, 8/18/10                                             856         993
International Bank for
   Reconstruction and
   Development,
   4.13%, 8/12/09                                             416         419
JP Morgan Chase & Co.,
   5.63%, 8/15/06 (c)                                         567         578
JP Morgan Chase & Co.,
   5.25%, 5/30/07                                             370         378
JP Morgan Chase & Co.,
   5.75%, 1/2/13                                              454         480
Korea Development Bank,
   3.88%, 3/2/09                                              420         409
Marshall & Ilsley Bank,
   4.13%, 9/4/07 (c)                                        1,241       1,244
Wachovia Corp.,
   3.63%, 2/17/09                                             275         269

                                                                       13,632

Beverages (0.1%):
Anheuser-Busch Cos., Inc.,
   9.00%, 12/1/09                                              51          60
PepsiCo, Inc.,
   3.20%, 5/15/07                                              96          95

                                                                          155

Brokerage Services (1.0%):
Merrill Lynch & Co., Inc.,
   3.70%, 4/21/08, MTN                                        373         368
Merrill Lynch & Co., Inc.,
   6.00%, 2/17/09                                             707         745
Merrill Lynch & Co., Inc.,
   4.25%, 2/8/10, MTN                                         145         143
Merrill Lynch & Co., Inc.,
   5.00%, 1/15/15, MTN                                        675         676

                                                                        1,932

Chemicals -- General (0.1%):
Rohm & Haas Co.,
   7.40%, 7/15/09                                             112         125

Computers & Peripherals (0.5%):
Hewlett-Packard Co.,
   6.50%, 7/1/12 (c)                                          236         261
International Business Machine Corp.,
   4.25%, 9/15/09                                             494         492
International Business Machine Corp.,
   4.75%, 11/29/12                                            115         116

                                                                          869

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Cosmetics & Toiletries (0.4%):
Procter & Gamble Co., 4.30%, 8/15/08                      $   714    $    721

Electrical Services (0.3%):
Dominion Resources, Inc.,
   6.25%, 6/30/12                                             485         524

Electronic & Electrical -- General (0.3%):
General Electric Co., 5.00%, 2/1/13 (c)                       626         637

Environmental Control (0.3%):
Waste Management, Inc.,
   6.38%, 11/15/12                                            500         551

Financial Services (14.7%):
Boeing Capital Corp.,
   5.65%, 5/15/06                                           1,266       1,289
Boeing Capital Corp.,
   5.80%, 1/15/13                                              70          74
Caterpillar Financial Services Corp.,
   2.59%, 7/15/06, MTN                                        824         812
CIT Group, Inc.,
   6.50%, 2/7/06                                            1,242       1,268
Citigroup, Inc.,
   5.75%, 5/10/06                                           1,622       1,654
Citigroup, Inc.,
   5.00%, 3/6/07                                              300         305
Citigroup, Inc.,
   5.63%, 8/27/12                                             813         857
Citigroup, Inc.,
   5.00%, 9/15/14                                             575         579
Countrywide Home Loan,
   5.50%, 8/1/06                                            1,030       1,048
Ford Motor Credit Co.,
   6.50%, 1/25/07                                             595         595
Ford Motor Credit Co.,
   7.25%, 10/25/11                                            149         138
General Electric Capital Corp.,
   5.38%, 3/15/07, MTN                                        394         403
General Electric Capital Corp.,
   6.13%, 2/22/11, MTN                                        145         157
General Electric Capital Corp.,
   5.88%, 2/15/12, MTN                                        887         947
General Motors Acceptance Corp.,
   6.13%, 1/22/08                                             349         336
General Motors Acceptance Corp.,
   6.88%, 9/15/11                                             213         187
Goldman Sachs Group, Inc.,
   4.13%, 1/15/08                                           1,579       1,575
Goldman Sachs Group, Inc.,
   6.65%, 5/15/09                                             373         402
Goldman Sachs Group, Inc.,
   6.60%, 1/15/12                                             345         379
Goldman Sachs Group, Inc.,
   5.70%, 9/1/12                                              261         274
Goldman Sachs Group, Inc.,
   5.15%, 1/15/14 (c)                                       1,317       1,326
Household Finance Co., 6.38%, 10/15/11                        230         250
Household Finance Corp.,
   4.13%, 12/15/08                                          3,044       3,010
International Lease Finance Corp.,
   5.88%, 5/1/13                                              685         715
John Deere BV, 5.88%, 4/6/06                                1,529       1,557
John Deere Capital Corp.,
   7.00%, 3/15/12                                              51          58
Lehman Brothers Holdings, Inc.,
   6.25%, 5/15/06                                             180         184
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                                             972       1,121
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                                            1,831       1,923
National Rural Utilities,
   6.00%, 5/15/06                                             920         939
National Rural Utilities,
   7.25%, 3/1/12, MTN                                         230         263
SLM Corp.,
   4.00%, 1/15/09, MTN                                        815         805
Toyota Motor Credit Corp.,
   4.35%, 12/15/10                                            198         198
Unilever Capital Corp.,
   7.13%, 11/1/10                                              90         102
Verizon Global Funding Corp,
   4.00%, 1/15/08                                             212         211
Verizon Global Funding Corp.,
   7.25%, 12/1/10                                             280         314
Wells Fargo & Co., 4.95%, 10/16/13                          1,752       1,770

                                                                       28,025

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Food Distributors, Supermarkets
   & Wholesalers (0.4%):
Kroger Co., 6.80%, 4/1/11                                 $   497    $    544
Safeway, Inc.,
   4.13%, 11/1/08                                             244         239

                                                                          783

Food Production -- Diversified (0.4%):
General Mills, Inc.,
   6.00%, 2/15/12                                             470         506
Kellogg Co., 6.00%, 4/1/06                                     30          31
Kraft Foods, Inc.,
   4.63%, 11/1/06                                              45          45
Kraft Foods, Inc.,
   4.13%, 11/12/09                                            100          98

                                                                          680

Forest Products -- Lumber & Paper (0.8%):
International Paper Co., 5.50%, 1/15/14                       218         219
Weyerhaeuser Co., 6.00%, 8/1/06                               593         608
Weyerhaeuser Co., 6.75%, 3/15/12                              622         665

                                                                        1,492

Governments -- Foreign (3.7%):
Italy, Government International Bond,
   2.75%, 12/15/06                                          1,165       1,148
Province of Manitoba,
   4.25%, 11/20/06                                          1,173       1,181
Province of Ontario,
   3.50%, 9/17/07                                             792         784
Province of Ontario,
   5.50%, 10/1/08                                             895         936
Province of Quebec,
   5.00%, 7/17/09                                             295         303
Republic of Korea,
   8.88%, 4/15/08                                             541         607
United Mexican States,
   4.63%, 10/8/08                                           1,067       1,060
United Mexican States,
   6.38%, 1/16/13, MTN                                        529         552
United Mexican States,
   11.38%, 9/15/16                                            345         500

                                                                        7,071

Health Care (0.2%):
UnitedHealth Group, Inc.,
   4.75%, 2/10/14                                             290         288

Home Builders (0.2%):
Pulte Homes, Inc.,
   4.88%, 7/15/09                                             370         368

Insurance (0.8%):
Allstate Corp.,
   7.20%, 12/1/09                                             653         728
Chubb Corp.,
   6.00%, 11/15/11                                            586         624
Marsh & Mclennan Cos., Inc.,
   5.38%, 3/15/07                                             240         244

                                                                        1,596

Medical Supplies (0.2%):
Baxter International, Inc.,
   5.25%, 5/1/07                                              290         294

Oil & Gas Exploration,
   Production & Services (0.4%):
Devon Financing Corp.,
   6.88%, 9/30/11                                             112         124
Marathon Oil Corp.,
   6.13%, 3/15/12                                             630         685

                                                                          809

Oil -- Integrated Companies (0.1%):
ConocoPhillips, 8.75%, 5/25/10                                145         173

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Pharmaceuticals (0.6%):
Bristol-Meyers Squibb Co.,
   5.75%, 10/1/11                                         $   222    $    235
Wyeth, 5.50%, 3/15/13                                         801         830

                                                                        1,065

Pipelines (0.5%):
Consolidated Natural Gas,
   6.25%, 11/1/11                                             658         712
Duke Energy Field Services,
   7.88%, 8/16/10                                             274         314

                                                                        1,026

Railroads (0.6%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                                             592         627
Union Pacific Corp.,
   6.65%, 1/15/11                                             509         558

                                                                        1,185

Real Estate (0.6%):
EOP Operating LP,
   7.00%, 7/15/11                                             720         796
ERP Operating LP,
   5.20%, 4/1/13                                              323         327

                                                                        1,123

Restaurants (0.5%):
McDonald's Corp.,
   6.00%, 4/15/11                                             857         921

Telecommunications -- Cellular (0.2%):
America Movil S.A. de C.V.,
   4.13%, 3/1/09                                               30          29
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                                              176         203
AT&T Wireless Services, Inc.,
   8.13%, 5/1/12                                               55          65
Verizon Wireless Capital LLC,
   5.38%, 12/15/06                                            138         141
Vodafone Group PLC,
   5.00%, 12/16/13                                             30          30

                                                                          468

Telecommunications -- Equipment (0.1%):
Motorola, Inc.,
   7.63%, 11/15/10                                            153         174

Utilities -- Electric (1.6%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                                            1,082       1,213
Exelon Generation Co. LLC,
   6.95%, 6/15/11 (c)                                         597         664
Pacific Gas & Electric Co.,
   4.20%, 3/1/11                                              410         401
Wisconsin Energy Corp.,
   5.88%, 4/1/06                                              740         753

                                                                        3,031

Utilities -- Telecommunications (0.7%):
Bellsouth Corp.,
   5.00%, 10/15/06                                            142         144
British Telecom PLC,
   8.13%, 12/15/10                                             47          55
France Telecom,
   8.00%, 3/1/11                                              257         296
SBC Communications, Inc.,
   5.10%, 9/15/14                                             175         175
Sprint Capital Corp.,
   6.13%, 11/15/08                                             54          57
Sprint Capital Corp.,
   8.38%, 3/15/12                                              85         101
Verizon New York, Inc.,
   Series A, 6.88%, 4/1/12                                    405         444

                                                                        1,272

Total Corporate Bonds (Cost $72,438)                                   72,818

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

U.S. Government Agencies (9.2%)

Federal Home Loan Bank (1.9%):
3.50%, 5/15/07                                            $ 2,066    $  2,048
5.75%, 5/15/12                                              1,450       1,568

                                                                        3,616

Federal Home Loan
   Mortgage Corp. (2.4%):
2.75%, 10/15/06                                             1,581       1,558
4.25%, 7/15/09 (c)                                          1,095       1,100
4.50%, 4/2/14, Callable 4/2/07 @ 100                        1,870       1,827

                                                                        4,485

Federal National Mortgage
   Association (4.4%):
2.75%, 8/11/06                                              7,163       7,076
4.11%*, 2/17/09 (c)                                         1,407       1,411

                                                                        8,487

Small Business Administration (0.4%):
Small Business Administration,
   Series 1999-20D,
   Class 1, 6.15%, 4/1/19                                     745         780

U.S. Government Loan Trust (0.1%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                                  134         141

Total U.S. Government Agencies (Cost $17,679)                          17,509


U.S. Government Mortgage Backed (6.7%)

Federal Home Loan
   Mortgage Corp. (0.4%):
6.00%, 2/1/13                                                 140         145
7.00%, 10/1/28-1/1/30                                          30          31
7.50%, 4/1/28                                                  36          39
8.00%, 6/1/17                                                 462         500
8.50%, 7/1/21-4/1/29                                           43          47

                                                                          762

Federal National Mortgage
   Association (5.7%):
4.58%, 1/1/35                                                 962         970
4.80%, 1/1/35                                               6,488       6,538
6.50%, 9/1/28                                                  23          24
7.00%, 10/1/26-12/1/29                                        116         123
7.50%, 3/1/27-11/1/29                                         259         277
8.00%, 11/1/12-2/1/33                                       1,345       1,464
8.50%, 7/1/25-4/1/31                                          908         993
9.50%, 10/1/21                                                153         169
10.00%, 11/1/13                                               117         126
10.50%, 11/1/13                                                51          55
11.00%, 11/1/13                                                69          76

                                                                       10,815

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Intermediate Income Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Government National Mortgage Assoc. (0.6%):
7.00%, 12/15/23-12/15/25                                  $   186    $    198
7.50%, 12/15/27-4/15/29                                        14          14
8.50%, 12/15/17                                               180         196
9.00%, 2/15/17                                                 31          33
9.50%, 12/15/09-7/15/25                                       713         769

                                                                        1,210

Total U.S. Government
Mortgage Backed (Cost $12,712)                                         12,787


U.S. Treasury Obligations (31.0%)

U.S. Treasury Notes (31.0%):
2.00%, 8/31/05 (c)                                          2,348       2,340
2.63%, 11/15/06 (c)                                        11,484      11,325
3.00%, 11/15/07 (c)                                         7,071       6,953
3.13%, 10/15/08 (c)                                         8,033       7,863
4.00%, 2/15/15                                              4,135       4,068
4.25%, 8/15/13-11/15/14                                    16,217      16,325
4.63%, 5/15/06 (c)                                          1,241       1,256
4.88%, 2/15/12 (c)                                          4,549       4,779
6.50%, 2/15/10 (c)                                          2,686       2,990
8.88%, 2/15/19 (c)                                            650         943

Total U.S. Treasury Obligations (Cost $58,692)                         58,842


Short-Term Securities Held as Collateral
   for Securities Lending (29.6%)
Pool of various securities
   for Victory Funds --
   footnote 3 (Securities Lending)                         56,127      56,127

Total Short-Term Securities Held as
Collateral for Securities Lending                                      56,127

Total Investments (Cost $244,122) (a) -- 128.7%                       244,086

Liabilities in excess of other assets -- (28.7%)                     (54,442)

NET ASSETS -- 100.0%                                                 $189,644

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Fund for Income                                                April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Government National
Mortgage Association (91.9%)

Multi-family (42.1%):
Collateralized Mortgage
   Obligations (28.0%):
Government National
   Mortgage Assoc.,
   Series 2002-53,
   Class AH, 8.00%, 1/16/17                              $  6,643    $  7,020
Government National
   Mortgage Assoc.,
   Series 2003-108,
   Class BH, 7.50%, 2/16/34                                13,537      15,290
Government National
   Mortgage Assoc.,
   Series 2003-22,
   Class AH, 8.00%, 6/16/21                                 7,430       7,972
Government National
   Mortgage Assoc.,
   Series 2003-36,
   Class B, 7.50%, 2/16/31                                 17,896      19,698
Government National
   Mortgage Assoc.,
   Series 2003-47,
   Class B, 8.00%, 10/16/27                                12,869      14,323
Government National
   Mortgage Assoc.,
   Series 2003-59,
   Class B, 7.50%, 7/16/18                                 12,766      13,585
Government National
   Mortgage Assoc.,
   Series 2003-87,
   Class BH, 7.50%, 8/16/32                                21,128      23,798

                                                                      101,686

Pass-throughs (14.1%):
6.88%, 10/15/28                                             1,284       1,331
7.13%, 3/28/12 (e)                                          6,340       7,118
7.48%, 2/15/41                                              1,544       1,712
7.71%, 8/15/43                                              1,810       2,073
7.75%, 9/15/29-11/15/38                                     5,178       5,627
7.88%, 7/15/21-7/15/27                                      4,782       5,127
7.90%, 6/15/41                                              2,562       2,922
7.92%, 7/15/23                                                745         821
7.95%, 4/15/25                                                437         481
8.00%, 7/15/24-3/15/35                                      7,615       8,346
8.13%, 7/15/38-6/15/41                                      5,368       5,826
8.25%, 6/15/20-10/15/31                                     5,196       5,577
8.60%, 5/15/27                                                568         627
8.62%, 5/15/35                                              1,050       1,146
8.75%, 4/15/22                                              2,286       2,286

                                                                       51,020

                                                                      152,706

Single Family (49.8%):
Collateralized Mortgage
   Obligations (2.3%):
Government National
   Mortgage Assoc.,
   Series 1999-22,
   Class VB, 7.00%, 11/20/14                                3,000       3,064
Government National
   Mortgage Assoc.,
   Series 1997-2,
   Class E, 7.50%, 2/20/27                                    101         105
Government National
   Mortgage Assoc.,
   Series 2000-9,
   Class PB, 7.50%, 6/16/26                                 5,000       5,136

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Fund for Income                                                April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Government National
   Mortgage Assoc.,
   Series 1995-4,
   Class CQ, 8.00%, 6/20/25                              $     24    $     25
Government National
   Mortgage Assoc.,
   Series 1999-6,
   Class AB, 8.00%, 3/16/28                                    11          11

                                                                        8,341

Pass-throughs (47.5%):
6.00%, 1/15/33-9/15/34                                     38,223      39,458
6.50%, 11/15/23-9/15/34                                    39,936      41,864
7.00%, 4/15/16-4/15/33 (d)                                 30,987      32,885
7.29%, 12/20/21-11/20/22                                    1,205       1,291
7.50%, 8/15/10-3/15/32                                     19,395      20,836
7.60%, 2/20/22                                                296         317
7.65%, 9/20/21-7/20/22                                        773         830
7.75%, 8/20/20-1/20/21                                        731         787
7.95%, 7/20/20                                              1,150       1,243
8.00%, 8/15/06-3/15/32                                      8,435       9,127
8.15%, 3/15/19-4/15/20                                        182         198
8.25%, 4/20/20-1/15/30                                        410         444
8.50%, 3/15/15-8/15/29                                      3,772       4,107
8.75%, 3/20/17                                                 82          88
8.85%, 5/15/18-12/15/18                                     1,803       1,966
9.00%, 9/15/06-6/20/30                                     15,216      16,628
9.50%, 12/15/09-6/15/21                                       285         310
10.00%, 5/15/12-6/15/21                                       175         199

                                                                      172,578

                                                                      180,919

Total Government National
Mortgage Association (Cost $335,487)                                  333,625


U.S. Treasury Obligations (7.4%)

U.S. Treasury Bills (2.2%):
2.63%, 6/16/05                                              8,000       7,975

U.S. Treasury Bonds (5.2%):
11.25%, 2/15/15                                            12,015      18,747

Total U.S. Treasury Obligations (Cost $26,114)                         26,722

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Fund for Income                                                April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                                     Shares       Value

Investment Companies (0.3%)
Federated U.S. Treasury Cash Reserve Fund               1,026,837    $  1,027

Total Investment Companies (Cost $1,027)                                1,027

Total Investments (Cost $362,628) (a) -- 99.6%                        361,374

Other assets in excess of liabilities -- 0.4%                           1,466

NET ASSETS -- 100.0%                                                 $362,840


Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.

                        Cost of
                     Investments       Gross         Gross           Net
                     for Federal    Unrealized    Unrealized     Unrealized
                     Tax Purposes  Appreciation  Depreciation  (Depreciation)

Intermediate
  Income Fund         $189,565        $1,349       $(2,955)       $(1,606)
Fund for Income        364,424         3,002        (6,052)        (3,050)


(c)  All or a portion of the security is on loan.

(d) All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(e)  Security purchased on a "when-issued" basis.

MTN -- Medium Term Note

PLC -- Public Liability Co.

   See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                           Intermediate
                                                              Income          Fund for
                                                               Fund            Income

ASSETS:
Investments, at value (Cost $244,122; $362,628)              $244,086         $361,374
Cash                                                               50               50
Interest and dividends receivable                               1,934            2,180
Receivable for capital shares issued                               --<F1>            5
Receivable from brokers for investments sold                    9,557               --
Receivable from administrator                                      --<F1>            2
Prepaid expenses                                                   17               69

         Total Assets                                         255,644          363,680

LIABILITIES:
Payable to brokers for investments purchased                    9,760              454
Payable for return of collateral received                      56,127               --
Payable for capital shares redeemed                                --<F1>           --<F1>
Accrued expenses and other payables:
     Investment advisory fees                                      52              149
     Administration fees                                            1               29
     Custodian fees                                                 7               16
     Transfer agent fees                                           14               88
     Shareholder service fees -- Class A Shares                    39               36
     12b-1 Fees -- Class C Shares                                  --               17
     12b-1 Fees -- Class R Shares                                  --               34
     Other                                                         --<F1>           17

         Total Liabilities                                     66,000              840

NET ASSETS:
Capital                                                       200,799          401,518
Accumulated undistributed net investment income                  (625)          (3,994)
Net unrealized depreciation from investments                      (36)          (1,254)
Accumulated net realized losses
   from investment transactions                               (10,494)         (33,430)

         Net Assets                                          $189,644         $362,840

Net Assets
     Class A Shares                                          $189,644         $176,039
     Class C Shares                                                --           20,245
     Class R Shares                                                --          166,556

         Total                                               $189,644         $362,840

Outstanding units of beneficial interest (shares)
     Class A Shares                                            19,603           14,384
     Class C Shares                                                --            1,658
     Class R Shares                                                --           13,606

         Total                                                 19,603           29,648

Net asset value
     Redemption price per share -- Class A Shares            $   9.67         $  12.24
     Offering and redemption price per share --
        Class C Shares <F2>                                        --         $  12.21
     Offering price per share -- Class R Shares                    --         $  12.24

Maximum sales charge -- Class A Shares                           2.00%            2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest
   cent) -- Class A Shares                                   $   9.87         $  12.49


<F1>  Rounds to less than $1,000.

<F2>  Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                            Intermediate
                                                               Income         Fund for
                                                                Fund           Income

Investment Income:
Interest income                                                $ 3,869        $ 8,671
Dividend income                                                     --             13
Income from securities lending, net                                 34             --

     Total Income                                                3,903          8,684

Expenses:
Investment advisory fees                                           548            950
Administration fees                                                116            234
Shareholder service fees -- Class A Shares                         234            226
12b-1 fees -- Class C Shares                                        --            109
12b-1 fees -- Class R Shares                                        --            221
Accounting fees                                                     39             69
Custodian fees                                                      29             65
Legal and audit fees                                                19             39
Trustees' fees and other officer expenses                           10             21
Transfer agent fees                                                 22            164
Registration fees                                                    9             21
Printing fees                                                        1             10
Other                                                                7             12

     Total Expenses                                              1,034          2,141

Expenses reduced by adviser                                       (230)            --
Expenses reduced by administrator                                  (37)            --

     Expenses before reimbursement from administrator              767          2,141
     Expenses reimbursed by administrator                          (18)           (75)

     Net Expenses                                                  749          2,066

Net Investment Income                                            3,154          6,618

Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions                  (603)           (55)
Net change in unrealized appreciation/depreciation
   from investments                                             (2,851)        (5,973)

Net realized/unrealized losses from investments                 (3,454)        (6,028)

Change in net assets resulting from operations                 $  (300)       $   590


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                              Intermediate                     Fund for
                                              Income Fund                       Income

                                          Six                             Six
                                         Months          Year            Months          Year
                                         Ended           Ended           Ended           Ended
                                       April 30,      October 31,      April 30,      October 31,
                                         2005            2004            2005            2004

                                      (Unaudited)                     (Unaudited)

From Investment Activities:
Operations:
     Net investment income             $  3,154        $  5,975        $  6,618       $  12,173
     Net realized gains
       (losses) from
       investment transactions             (603)          1,721             (55)           (640)
     Net change in unrealized
       appreciation/depreciation
       from investments                  (2,851)           (991)         (5,973)          2,890

Change in net assets resulting
   from operations                         (300)          6,705             590          14,423

Distributions to Shareholders:
     From net investment income
       by class:
         Class A Shares                  (3,907)         (7,764)         (5,154)        (11,397)
         Class C Shares                      --              --            (555)         (1,439)
         Class R Shares                      --              --          (4,905)        (12,837)

Change in net assets from
   distributions to shareholders         (3,907)         (7,764)        (10,614)        (25,673)

Capital Transactions:
     Proceeds from shares issued         31,524          22,772          36,400          92,660
     Dividends reinvested                 2,097           3,911           5,676          14,079
     Cost of shares redeemed            (27,078)        (55,220)        (76,800)       (234,485)

Change in net assets from
   capital transactions                   6,543         (28,537)        (34,724)       (127,746)

Change in net assets                      2,336         (29,596)        (44,748)       (138,996)

Net Assets:
     Beginning of period                187,308         216,904         407,588         546,584

     End of period                     $189,644        $187,308        $362,840       $ 407,588

Share Transactions:
     Issued                               3,228           2,298           2,943           7,285
     Reinvested                             216             395             460           1,111
     Redeemed                            (2,778)         (5,562)         (6,204)        (18,422)

Change in Shares                            666          (2,869)         (2,801)        (10,026)

Accumulated undistributed
   net investment income               $   (625)       $    128        $ (3,994)      $       2


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                     Intermediate Income Fund

                                                                          Class A Shares

                                              Six
                                             Months          Year         Year         Year         Year         Year
                                             Ended           Ended        Ended        Ended        Ended        Ended
                                           April 30,      October 31,  October 31,  October 31,  October 31,  October 31,
                                              2005           2004         2003         2002         2001         2000

                                          (Unaudited)

Net Asset Value,
   Beginning of Period                    $   9.89         $   9.95     $   9.98     $  10.02     $   9.30     $   9.32

Investment Activities
     Net investment income                    0.16             0.29         0.33         0.41         0.53         0.56
     Net realized and
       unrealized gains
       (losses) on investments               (0.18)            0.04         0.06         0.02         0.74        (0.02)

         Total from
           Investment Activities             (0.02)            0.33         0.39         0.43         1.27         0.54

Distributions
     Net investment income                   (0.20)           (0.39)       (0.42)       (0.47)       (0.55)       (0.56)

         Total Distributions                 (0.20)           (0.39)       (0.42)       (0.47)       (0.55)       (0.56)

Net Asset Value, End of Period            $   9.67         $   9.89     $   9.95     $   9.98     $  10.02     $   9.30

Total Return (excludes sales charges)        (0.18)%<F2>       3.33%        3.98%        4.54%       14.07%        6.00%

Ratios/Supplemental Data:
Net Assets at end of period (000)         $189,644         $187,308     $216,904     $323,146     $322,312     $190,945
Ratio of expenses to
   average net assets                         0.80%<F3>        1.07%        1.10%        1.06%        0.92%        0.92%
Ratio of net investment income
   to average net assets                      3.36%<F3>        2.98%        3.38%        4.22%        5.44%        5.95%
Ratio of expenses to
   average net assets<F1>                     1.10%<F3>        1.26%        1.24%        1.24%        1.26%        1.27%
Ratio of net investment income
   to average net assets<F1>                  3.06%<F3>        2.79%        3.24%        4.04%        5.10%        5.60%
Portfolio turnover                              45%             125%         217%         168%         278%         278%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          Fund for Income

                                                                          Class A Shares

                                              Six
                                             Months          Year         Year         Year         Year         Year
                                             Ended           Ended        Ended        Ended        Ended        Ended
                                           April 30,      October 31,  October 31,  October 31,  October 31,  October 31,
                                              2005           2004         2003         2002         2001         2000

                                          (Unaudited)

Net Asset Value,
   Beginning of Period                    $  12.56         $  12.87     $  13.44     $  13.44     $  12.77     $  12.79

Investment Activities
     Net investment income                    0.22             0.35<F2>     0.46         0.65         0.80         0.81
     Net realized and
       unrealized gains
       (losses) on investments               (0.19)            0.07        (0.30)        0.11         0.67           --<F3>

         Total from
           Investment Activities              0.03             0.42         0.16         0.76         1.47         0.81

Distributions
     Net investment income                   (0.35)           (0.73)       (0.73)       (0.76)       (0.80)       (0.83)

         Total Distributions                 (0.35)           (0.73)       (0.73)       (0.76)       (0.80)       (0.83)

Net Asset Value, End of Period            $  12.24         $  12.56     $  12.87     $  13.44     $  13.44     $  12.77

Total Return (excludes sales charges)         0.26%<F4>        3.36%        1.15%        5.89%       11.84%        6.67%

Ratios/Supplemental Data:
Net Assets at end of period (000)         $176,039         $189,716     $221,181     $243,889     $194,914     $124,131
Ratio of expenses to
   average net assets                         1.00%<F5>        1.00%        1.00%        0.99%        0.96%        0.97%
Ratio of net investment income
   to average net assets                      3.57%<F5>        2.77%        3.36%        4.72%        6.07%        6.48%
Ratio of expenses to
   average net assets<F1>                     1.04%<F5>        1.03%        1.01%        0.99%        1.04%        1.09%
Ratio of net investment income
   to average net assets<F1>                  3.53%<F5>        2.74%        3.35%        4.72%        5.99%        6.36%
Portfolio turnover <F6>                         10%              34%          60%          53%          20%          25%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Less than $.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                               Fund for Income

                                                                               Class C Shares

                                                             Six                                          March 1,
                                                            Months           Year            Year           2002
                                                            Ended            Ended           Ended         through
                                                          April 30,       October 31,     October 31,    October 31,
                                                            2005             2004            2003          2002<F3>

                                                         (Unaudited)

Net Asset Value, Beginning of Period                     $ 12.53           $ 12.84         $ 13.43        $13.22

Investment Activities
     Net investment income                                  0.17              0.29<F2>        0.48          0.42
     Net realized and unrealized
       gains (losses) on investments                       (0.18)             0.06           (0.41)         0.25

         Total from Investment Activities                  (0.01)             0.35            0.07          0.67

Distributions
     Net investment income                                 (0.31)            (0.66)          (0.66)        (0.46)

         Total Distributions                               (0.31)            (0.66)          (0.66)        (0.46)

Net Asset Value, End of Period                           $ 12.21           $ 12.53         $ 12.84        $13.43

Total Return (excludes contingent
   deferred sales charges)                                 (0.04)%<F4>        2.79%           0.49%         5.17%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                        $20,245           $24,187         $29,806        $1,155
Ratio of expenses to average net assets                     1.60%<F5>         1.55%           1.55%         1.68%<F5>
Ratio of net investment income to
   average net assets                                       2.98%<F5>         2.27%           2.23%         3.75%<F5>
Ratio of expenses to average net assets<F1>                 1.95%<F5>         1.90%           1.88%         2.23%<F5>
Ratio of net investment income to
   average net assets<F1>                                   2.63%<F5>         1.92%           1.90%         3.20%<F5>
Portfolio turnover <F6>                                       10%               34%             60%           53%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                      Financial Highlights -- continued
For a Share Outstanding Throughout Each Period


                                                                          Fund for Income

                                                                          Class R Shares

                                              Six
                                             Months          Year         Year         Year         Year         Year
                                             Ended           Ended        Ended        Ended        Ended        Ended
                                           April 30,      October 31,  October 31,  October 31,  October 31,  October 31,
                                              2005           2004         2003         2002         2001         2000

                                          (Unaudited)

Net Asset Value,
   Beginning of Period                    $  12.56         $  12.87     $  13.44     $  13.44     $  12.77     $  12.78

Investment Activities
     Net investment income                    0.21             0.33<F2>     0.42         0.64         0.79         0.84
     Net realized and
       unrealized gains
       (losses) on investments               (0.19)            0.08        (0.27)        0.11         0.68        (0.01)

         Total from
           Investment Activities              0.02             0.41         0.15         0.75         1.47         0.83

Distributions
     Net investment income                   (0.34)           (0.72)       (0.72)       (0.75)       (0.80)       (0.84)

         Total Distributions                 (0.34)           (0.72)       (0.72)       (0.75)       (0.80)       (0.84)

Net Asset Value, End of Period            $  12.24         $  12.56     $  12.87     $  13.44     $  13.44     $  12.77

Total Return                                  0.20%<F3>        3.25%        1.08%        5.80%       11.84%        6.74%

Ratios/Supplemental Data:
Net Assets at end of period (000)         $166,556         $193,685     $295,597     $345,144     $242,716     $143,963
Ratio of expenses to
   average net assets                         1.12%<F4>        1.10%        1.07%        1.08%        0.97%        0.89%
Ratio of net investment income
   to average net assets                      3.46%<F4>        2.61%        3.34%        4.62%        6.05%        6.55%
Ratio of expenses to
   average net assets<F1>                     <F5>             <F5>         <F5>         1.08%        1.07%        1.04%
Ratio of net investment income
   to average net assets<F1>                  <F5>             <F5>         <F5>         4.62%        5.95%        6.40%
Portfolio turnover <F6>                         10%              34%          60%          53%          20%          25%


* During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

**   Calculated using average shares for the period.

(a)  Not annualized.

(b)  Annualized.

(c)  There were no fee reductions during the period.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

The Victory Portfolios                               Schedules of Investments
National Municipal Bond Fund                                   April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Municipal Bonds (94.3%)

Alabama (1.1%):
Sheffield, Electric Revenue,
   5.00%, 7/1/20,
   Callable 1/1/13 @ 100, AMBAC                            $  680     $   732

Alaska (1.5%):
North Slope Boro, Series A,
   0.00%, 6/30/06, MBIA                                     1,000         967

Arizona (6.2%):
Maricopa County School District Number 41,
   Gilbert, GO, 4.25%, 7/1/10, FSA                            750         789
Maricopa County School District Number 68,
   Alahambra, GO, 5.00%, 7/1/10, FSA                        1,500       1,632
Maricopa County School District Number 98,
   Fountain Hills University,
   GO, 5.00%, 7/1/10, FSA                                   1,000       1,085
Maricopa County Unified School
   District Number 89,
   Dysart, Series B, GO, 5.00%, 7/1/23,
   Callable 7/1/14 @ 100, FSA                                 500         555

                                                                        4,061

California (7.8%):
Cabrillo Community College District, GO,
   5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA               4,575       5,084

Connecticut (0.2%):
State Health and Educational Facilities
   Authority Revenue, Trinity College,
   Series H, 4.75%, 7/1/23,
   Callable 7/1/14 @ 100, MBIA                                150         156

Florida (1.7%):
Jacksonville Electric Authority,
   Electric Systems Revenue, Series 3-2005 B,
   3.13%, 10/1/10, Callable 4/1/10 @ 100                      875         870
JEA Water & Sewer Systems Revenue, Series A,
   4.63%, 10/1/30, Callable 4/1/10 @ 100, MBIA                250         250

                                                                        1,120

Illinois (3.9%):
Financial Authority Revenue,
   Swedish American Hospital,
   5.00%, 11/15/05, AMBAC                                   1,000       1,012
Rockford School District Number 205, GO,
   5.00%, 2/1/13, FGIC                                        450         493
State Educational Facilities Authority,
   Robert Morris College, Revenue,
   5.80%, 6/1/30, Callable 12/1/07 @ 100, MBIA              1,000       1,058

                                                                        2,563

Indiana (11.9%):
Concord Community Schools Building Corp.,
   3.00%, 7/10/05, FSA                                      1,095       1,096
Concord Community Schools Building Corp.,
   3.00%, 1/10/06, FSA                                        850         851

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                   April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Dekalb Eastern High School Building
   Corp., Revenue,
   4.00%, 1/15/10, FSA                                     $  310      $  321
Dekalb Eastern High School
   Building Corp., Revenue,
   4.00%, 7/15/10, FSA                                        335         346
Delta-Eaton School Building
   Corp., Revenue,
   4.00%, 1/15/10, MBIA                                       605         626
Delta-Eaton School Building
   Corp., Revenue,
   4.00%, 7/15/10, MBIA                                       510         527
Fairfield School Building
   Corp. Revenue,
   First Meeting,
   4.00%, 1/15/11, FGIC                                       320         331
Indianapolis Local Public
   Improvements Revenue,
   Series E, 4.00%, 1/1/11, AMBAC                             250         259
Northern Wells Community School
   Building Corp., Revenue,
   4.60%, 1/15/11, FGIC                                       285         303
State Educational Facilities
   Authority Revenue,
   University of Indianapolis,
   5.00%, 10/1/34                                             525         529
University of Southern Indiana
   Revenue, Student Fee,
   Series I, 5.00%, 10/1/10, AMBAC                          2,370       2,572

                                                                        7,761

Kansas (2.5%):
State Development Finance Authority Revenue,
   Athletic Facilities, University of Kansas,
   5.00%, 6/1/20, Callable 6/1/14 @ 100                     1,175       1,241
State Development Finance Authority Revenue,
   Athletic Facilities, University of Kansas,
   4.50%, 6/1/22, Callable 6/1/14 @ 100                       410         411

                                                                        1,652

Maine (2.5%):
Westbrook, GO,
   5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC                              715         803
Westbrook, GO,
   5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC                              730         815

                                                                        1,618

Maryland (7.6%):
Washington Suburban
   Sanitation District, GO,
   4.00%, 6/1/05                                            5,000       5,008

Massachusetts (4.5%):
Pittsfield, GO, 5.50%, 4/15/15,
   Callable 4/15/12 @ 101, MBIA                             2,655       2,973

Michigan (4.3%):
Municipal Bond Authority, Revenue,
   6.80%, 11/1/07, Callable 11/1/05 @ 101                     240         246
Wayne County Community College, GO,
   5.00%, 7/1/06, FGIC                                      2,500       2,562

                                                                        2,808

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                   April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Minnesota (6.6%):
Chaska Electric Revenue,
   Generating Facilities,
   Series A, 5.25%, 10/1/20,
   Callable 10/1/15 @ 100                                  $1,000     $ 1,089
Chaska Electric Revenue,
   Generating Facilities,
   Series A, 5.00%, 10/1/30,
   Callable 10/1/15 @ 100                                     500         516
Mounds View Independent School
   District Number 621, GO,
   4.25%, 8/1/22, MBIA                                        500         500
State Higher Educational Facilities
   Authority Revenue,
   University of St. Thomas,
   Series 5-Y, 5.25%, 10/1/19                               1,060       1,152
State Higher Educational Facilities
   Authority Revenue,
   University of St. Thomas,
   Series 5-Y, 5.00%, 10/1/24                               1,000       1,046

                                                                        4,303

Missouri (7.1%):
Camdenton Reorganization
   School District,
   No. R-III, Camden County,
   5.25%, 3/1/24,
   Callable 3/1/15 @ 100, FSA                               2,000       2,190
Kearney Public Improvements, GO,
   5.50%, 3/1/16, AMBAC                                     1,000       1,104
St. Louis Municipal Finance Corp.,
   Series A, Lease Revenue,
   5.00%, 2/15/18,
   Callable 2/15/12 @ 100, FGIC                               250         264
State Health & Educational Facilities
   Authority Revenue, BJC
   Health Systems,
   Series A, 5.00%, 5/15/21,
   Callable 5/15/15 @ 100                                   1,000       1,059

                                                                        4,617

New York (1.6%):
State Dormitory Authority,
   University of Rochester,
   Series A, 5.00%, 7/1/23,
   Callable 7/1/08 @ 101, MBIA                              1,000       1,055

North Carolina (1.2%):
East Carolina University,
   Series A, Revenue,
   5.25%, 11/1/21, AMBAC                                      750         810

Ohio (4.9%):
Hamilton County Sewer
   System Improvements,
   Metropolitan Sewer District,
   Series A, 5.75%, 12/1/25,
   Callable 6/1/10 @ 101, MBIA                                450         509
Harrison, GO, 5.45%, 12/1/10, FGIC                            150         167
Harrison, GO, 5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                               250         283
McDonald School District, GO,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 100, AMBAC                            1,000       1,149
State Highway Capital Improvements,
   Series F, GO, 5.25%, 5/1/11                              1,000       1,111

                                                                        3,219

Pennsylvania (7.4%):
Erie School District, GO,
   5.80%, 9/1/29,
   Callable 9/1/10 @ 100, AMBAC                               250         282
Montgomery County Higher
   Education & Health Authority
   Revenue Health Systems,
   Catholic Health East,
   Series C, 5.50%, 11/15/24,
   Callable 11/15/14 @ 100                                  1,000       1,061

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
National Municipal Bond Fund                                   April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Mountaintop Area Joint
   Sanitation Authority,
   5.65%, 12/15/30,
   Callable 12/15/10 @ 100, MBIA                           $  250     $   281
Saint Mary Hospital Authority Health
   Systems Revenue, Catholic Health East,
   Series B, 5.50%, 11/15/24,
   Callable 11/15/14 @ 100                                    100         106
Saint Mary Hospital Authority Health
   Systems Revenue, Catholic Health East,
   Series B, 5.38%, 11/15/34,
   Callable 11/15/14 @ 100                                  1,000       1,040
State Higher Educational Facilities
   Authority Revenue,
   University of Pennsylvania
   Health Systems,
   Series A, 5.00%, 8/15/07                                 1,000       1,037
State Higher Educational Facilities
   Authority Revenue,
   University of Pennsylvania,
   Health Systems,
   Series A, 4.00%, 8/15/06                                 1,000       1,010

                                                                        4,817

South Carolina (0.8%):
University of South Carolina,
   Series A, 5.75%, 6/1/30,
   Callable 6/1/20 @ 100, FGIC                                500         549

Texas (6.7%):
Garland Water & Sewer Revenue,
   5.25%, 3/1/25,
   Callable 3/1/14 @ 100, AMBAC                             1,000       1,071
Municipal Power Agency Revenue,
   4.00%, 9/1/05, MBIA                                      3,000       3,014
Southlake, GO, 4.50%, 2/15/10                                 300         317

                                                                        4,402

Utah (0.4%):
Sandy City, Sales Tax Revenue,
   3.00%, 6/15/05, AMBAC                                      270         270

Washington (1.9%):
Whitman County School District
   Number 267, Pullman, GO,
   5.63%, 12/1/17,
   Callable 6/1/12 @ 100, FSA                               1,115       1,248

Total Municipal Bonds (Cost $59,475)                                   61,793


Investment Companies (4.3%)

Blackrock Provident Institutional MuniFund              2,789,321       2,789

Total Investment Companies (Cost $2,789)                                2,789

Total Investments (Cost $62,264) (a) -- 98.6%                          64,582

Other assets in excess of liabilities -- 1.4%                             906

NET ASSETS -- 100.0%                                                  $65,488

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                               Schedules of Investments
Ohio Municipal Bond Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Municipal Bonds (92.4%)

General Obligations (59.4%):
Business & Public Services (0.2%):
Mount Vernon Knox County
   Public Library District,
   5.15%, 12/1/09                                          $  220    $    239

County, City & Special District (9.6%):
Butler County, 5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC                              180         190
Cleveland, 5.75%, 8/1/12, MBIA                                875       1,006
Columbus, 5.25%, 1/1/11                                     1,000       1,107
Columbus, Series B, 2.75%, 6/15/10                            670         654
Elyria, 4.50%, 12/1/25,
   Callable 6/1/15 @100, MBIA (c)                           1,050       1,061
Erie County, 5.50%, 10/1/20,
   Callable 10/1/10 @ 100, FGIC                               250         273
Fairfield County, 5.25%, 12/1/24,
   Callable 12/1/14 @ 100, FGIC                             1,160       1,268
Portage County, 5.25%, 12/1/24,
   Callable 12/1/14 @ 100, AMBAC                              760         829
Summit County,
   Series R, 5.50%, 12/1/13, FGIC                             250         286
Summit County,
   Series R, 5.50%, 12/1/16, FGIC                             535         620
Summit County,
   Series R, 5.50%, 12/1/17, FGIC                             930       1,082
Summit County,
   Series R, 5.50%, 12/1/18, FGIC                           1,095       1,277
Vandalia,
   5.25%, 12/1/18,
   Callable 12/1/14 @ 100, AMBAC                            2,325       2,577
Vandalia,
   5.25%, 12/1/21,
   Callable 12/1/14 @ 100, AMBAC                            1,305       1,436
Warren County Special Assesment,
   6.55%, 12/1/14                                             725         847

                                                                       14,513

Education (42.9%):
Allen East Local School District,
   5.38%, 12/1/25,
   Callable 12/1/14 @ 100, AMBAC                            1,900       2,103
Anthony Wayne Local School District,
   5.75%, 12/1/30,
   Callable 12/1/10 @ 101, FSA                              2,215       2,470
Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101                                     500         558
Batavia Local School District,
   7.00%, 12/1/14,
   Prerefunded 12/1/05 @ 102, MBIA                          1,500       1,568
Brecksville-Broadview Heights
   City School District,
   6.50%, 12/1/16,
   Callable 12/1/06 @ 102, FGIC                             1,000       1,075
Brunswick City School
   District Improvements,
   6.00%, 12/1/26,
   Callable 12/1/09 @ 101, FGIC                               500         557

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Chagrin Falls Exempt Village School District,
   4.13%, 12/1/22,
   Callable 12/1/14 @ 100, MBIA                            $  630    $    620
Chillicothe City School District,
   5.00%, 12/1/17,
   Callable 12/1/14 @ 100, FGIC                             1,145       1,250
Chillicothe City School District,
   5.00%, 12/1/19,
   Callable 12/1/14 @ 100, FGIC                             1,245       1,349
Chillicothe City School District,
   5.25%, 12/1/23,
   Callable 12/1/14 @ 100, FGIC                             1,580       1,731
Chillicothe City School District,
   5.25%,12/1/26,
   Callable 12/1/14 @ 100, FGIC                               840         913
Cleveland Municipal School District,
   5.00%, 12/1/21,
   Callable 6/1/14 @ 100, FSA                               1,800       1,925
Cleveland Municipal School District,
   5.25%, 12/1/24,
   Callable 6/1/14 @ 100, FSA                               1,295       1,405
East Holmes Local School District,
   6.13%, 12/1/20,
   Callable 12/1/10 @ 102, FGIC                               500         579
Fairfield City School District,
   7.45%, 12/1/14, FGIC                                     1,000       1,257
Field Local School District, 5.00%,
   12/1/24, Callable 6/1/15 @ 100, AMBAC                    1,290       1,381
Hamilton City School District Improvements,
   Series A, 5.38%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC                             1,200       1,326
Hamilton City School District
   Improvements, Series A,
   6.15%, 12/1/16,
   State Aid Withholding                                      600         723
Hilliard School District,
   0.00%, 12/1/16, FGIC                                     3,000       1,834
Indian Lake Local School District,
   Capital Appreciation,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, AMBAC                            2,500       2,611
Jackson Local School District,
   5.63%, 12/1/25,
   Callable 12/1/10 @ 100, FSA                              1,500       1,647
Lake Local School District, Wood County,
   4.60%, 12/1/11, MBIA                                       450         484
Lake Local School District, Wood County,
   5.30%, 12/1/21,
   Callable 12/1/11 @ 101, MBIA                             1,575       1,720
Lima City School District,
   5.20%, 12/1/06, AMBAC                                      255         265
Lima City School District,
   5.00%, 12/1/07, AMBAC                                      405         426
Lima City School District,
   5.00%, 12/1/08, AMBAC                                      400         428
Lima City School District,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 102, AMBAC                            2,000       2,298
Madeira City School District,
   5.25%, 12/1/20,
   Callable 12/1/14 @ 100, MBIA                             1,150       1,270
Marion Local School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101, MBIA                               230         258
Marysville Exempt Village School District,
   5.25%, 12/1/18,
   Callable 12/1/12 @ 100, MBIA                               605         664

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Marysville Exempt Village School District,
   6.00%, 12/1/24,
   Callable 12/1/10 @ 101, AMBAC                           $  725    $    835
Minerva Local School District,
   Classroom Facilities,
   5.13%, 12/1/20,
   Callable 12/1/12 @ 100, MBIA                             2,700       2,908
Newark City School District,
   4.25%, 12/1/29,
   Callable 6/1/15 @ 100, FGIC                              1,100       1,066
Newcomerstown Exempt
   Village School Facilities,
   6.25%, 12/1/23,
   Callable 12/1/10 @ 102, MBIA                               900       1,048
Nordonia Hills City School District,
   5.38%, 12/1/20,
   Callable 12/1/10 @ 101, AMBAC                            1,500       1,644
Nordonia Hills City School District,
   5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC                            1,500       1,640
Sidney City School District,
   4.70%, 12/1/11, FGIC                                       200         216
Springboro Community
   City School District,
   5.00%, 12/1/23,
   Callable 6/1/14 @ 100, MBIA                              2,065       2,205
Springboro Community
   City School District,
   5.00%, 12/1/24,
   Callable 6/1/14 @ 100, MBIA                              1,865       1,985
Springboro Community
   City School District,
   5.00%, 12/1/25,
   Callable 6/1/14 @ 100, MBIA                              2,130       2,259
Springfield City School District,
   4.50%, 12/1/11, FGIC                                       500         535
Springfield City School District,
   5.00%, 12/1/17,
   Callable 12/1/11 @ 102, FGIC                               500         540
Springfield Local School District,
   4.00%, 12/1/10, MBIA                                       700         729
State Higher Education, Capital Facility,
   Series A, 5.25%, 2/1/09                                    230         248
State Higher Education,
   Series B, 4.25%, 11/1/11                                   550         580
Tallmadge City School District,
   4.50%, 12/1/25,
   Callable 6/1/15 @ 100, FSA                                 575         581
Warren City School District,
   5.00%, 12/1/22,
   Callable 6/1/14 @ 100, FGIC                                600         642
Worthington City School District,
   5.90%, 6/1/07, FGIC                                      1,000       1,062
Worthington City School District,
   5.90%, 12/1/08, FGIC                                     1,945       2,139
Worthington City School District,
   6.00%, 12/1/10, FGIC                                     2,175       2,483
Worthington City School District,
   6.00%, 12/1/11, FGIC                                     2,255       2,610

                                                                       64,650

Public Facilities (Convention, Sport,
   Public Buildings) (1.0%):
Hilliard, 5.25%, 12/1/27,
   Callable 12/1/12 @ 100                                     625         669
Lorain County Justice Center,
   3.05%, 12/1/05, FGIC                                       155         155

   See notes to schedules of investments and notes to financial statements.

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The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Lorain County Justice Center,
   4.20%, 12/1/11, FGIC                                    $  385    $    405
Lorain County Justice Center,
   4.25%, 12/1/12, FGIC                                       250         264

                                                                        1,493

Public Improvements (3.6%):
Akron, 5.50%, 12/1/21,
   Callable 12/1/10 @ 101                                     510         562
Cincinnati, 5.00%, 12/1/09                                  2,455       2,656
Columbus, Series 1, 5.50%, 11/15/10                         1,000       1,118
Monroe, 5.00%, 12/1/24,
   Callable 12/1/13 @ 100, FSA                              1,090       1,163

                                                                        5,499

Transportation (1.1%):
State Highway Capital Improvements,
   Series F, 5.25%, 5/1/10                                    500         550
Toledo, Street Improvements,
   5.00%, 12/1/16,
   Callable 12/1/11 @ 100, MBIA                             1,050       1,130

                                                                        1,680

Utilities (Sewers, Telephone,
   Electric) (1.0%):
Avon, Route 83 Sewer Improvements,
   6.50%, 12/1/15                                             335         410
Canton, Waterworks System,
   5.75%, 12/1/10,
   Callable 12/1/05 @ 102, AMBAC                              500         518
Huron County, Landfill Issue II,
   5.40%, 12/1/07, MBIA                                       285         303
Huron County, Landfill Issue II,
   5.60%, 12/1/09,
   Callable 12/1/07 @ 102, MBIA                               320         345

                                                                        1,576

                                                                       89,650

Revenue Bonds (33.0%):
Education (12.6%):
Bowling Green State University
   General Receipts,
   4.80%, 6/1/10, FGIC                                      1,000       1,077
Cincinnati Technical College,
   5.00%, 10/1/10, AMBAC                                      500         545
Cincinnati Technical College,
   5.00%, 10/1/12, AMBAC                                      650         717
Cleveland State University
   General Receipts,
   5.25%, 6/1/24,
   Callable 6/1/14 @ 100, FGIC                              1,000       1,084
Miami University General Receipts,
   4.00%, 9/1/18,
   Callable 9/1/15 @ 100, AMBAC                             2,875       2,866
Miami University General Receipts,
   4.00%, 9/1/19,
   Callable 9/1/15 @ 100, AMBAC                               465         461
Ohio State University General Receipts,
   Series A, 5.75%, 12/1/24,
   Callable 12/1/09 @ 101                                   1,250       1,378

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

State Higher Educational Facility
   Commission Revenue,
   Denison University Project,
   4.75%, 11/1/05                                          $  785    $    793
State Higher Educational Facility
   Commission Revenue,
   John Carroll University Project,
   5.00%, 11/15/12                                            400         438
State Higher Educational Facility
   Commission Revenue,
   John Carroll University Project,
   5.00%, 11/15/13                                            250         274
State Higher Educational Facility
   Commission Revenue,
   John Carroll University Project,
   5.50%, 11/15/17,
   Callable 11/15/13 @ 100                                    420         467
State Higher Educational Facility
   Commission Revenue,
   John Carroll University Project,
   5.50%, 11/15/18,
   Callable 11/15/13 @ 100                                    335         372
State Higher Educational Facility
   Commission Revenue,
   Xavier University Project,
   6.00%, 5/15/08,
   Callable 5/15/07 @ 102, MBIA                               500         539
State Special Obligation,
   Elementary & Secondary
   Education Facilities,
   Series A, 5.00%, 6/1/07, AMBAC                           1,100       1,148
State Special Obligation,
   Elementary & Secondary
   Education Facilities,
   Series B, 5.00%, 12/1/06, FSA                            1,550       1,603
University of Akron General Receipts,
   2.99%*, 1/1/29, FGIC,
   SPA Dexia Credit Local                                   4,045       4,045
Wright State University General Receipts,
   5.00%, 5/1/21,
   Callable 5/1/14 @ 100, MBIA                              1,000       1,073

                                                                       18,880

Hospitals, Nursing Homes & Health Care (4.7%):
Hamilton County, Hospital
   Facilities Revenue,
   Children's Hospital
   Medical Center,
   2.99%*, 5/15/28, LOC
   The Chase Manhattan Bank                                 5,200       5,200
Lucas County Hospital Revenue,
   5.75%, 11/15/14, Prerefunded
   11/15/06 @ 102, MBIA                                     1,785       1,897

                                                                        7,097

Housing (2.8%):
Capital Corp. for Housing
   Management, Kent Gardens,
   Series II, 6.35%, 7/1/15,
   Callable 1/1/06 @ 100, MBIA FHA                            965         966
Cleveland-Cuyahoga County
   Port Authority Revenue,
   Student Housing, Euclid Ave.,
   Fenn Project,
   4.50%, 8/1/36,
   Callable 8/1/15 @ 100, AMBAC                               750         740
Cuyahoga County Multifamily,
   Water Street Association,
   5.60%, 6/20/08, GNMA AMT                                   370         376
Greater Cincinnati Elderly Housing
   Finance Corp., Walnut Towers,
   Series A, 6.90%, 8/1/25,
   Callable 8/1/05 @ 101, FHA                               2,020       2,067

                                                                        4,149

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                        Principal
Security Description                                     Amount       Value

Public Facilities (Convention, Sport,
   Public Buildings) (1.4%):
State Building Authority,
   Adult Correction Facilities,
   Series A, 5.50%, 10/1/10, FSA                           $1,000    $  1,110
State Building Authority,
   James A. Rhodes State Office,
   Series A, 5.00%, 6/1/08                                  1,000       1,060

                                                                        2,170

Public Improvements (3.2%):
Franklin County Development,
   American Chemical Society Project,
   5.00%, 10/1/06                                           1,350       1,385
Hamilton County Parking Systems Revenue,
   2.99%*, 12/1/26, LOC U.S. Bank                           2,755       2,756
Twinsburg,
   5.50%, 12/1/15,
   Callable 12/1/11 @ 100, FGIC                               600         668

                                                                        4,809

Transportation (0.8%):
State Infrastructure Revenue,
   5.00%, 12/15/07                                          1,175       1,238

Utilities (Sewers, Telephone,
   Electric) (2.1%):
Akron Sewer System Revenue,
   4.95%, 12/1/10, AMBAC                                      300         325
Cuyahoga County Utility System,
   Medical Center Co. Project,
   Series B, 5.85%, 8/15/10,
   Callable 8/15/05 @ 102, MBIA AMT                         1,500       1,541
Lancaster Wastewater System
   Improvement Revenue,
   5.00%, 12/1/25,
   Callable 12/1/14 @ 100, AMBAC                            1,260       1,339

                                                                        3,205

Utilities -- Water (5.4%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC (b)                         1,250       1,371
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC                              420         462
Avon Lake Water System Revenue,
Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC                              445         489
Clermont County Waterworks Revenue,
   Clermont County Sewer District,
   4.25%, 8/1/12, AMBAC                                     1,750       1,844
Cleveland Waterworks,
   Series H, 5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA                             940         978
Greene County Water System Revenue,
   Governmental Enterprise,
   5.00%, 12/1/21,
   Callable 12/1/14 @ 100, FSA                              1,000       1,075
Warren County Waterworks Revenue,
   Warren County Water District, 5.00%,
   12/1/16,
   Callable 12/1/12 @ 101, FSA                                645         699
Warren County Waterworks Revenue,
   Warren County Water District, 5.00%,
   12/1/17,
   Callable 12/1/12 @ 101, FSA                                430         465

   See notes to schedules of investments and notes to financial statements.

The Victory Portfolios                  Schedules of Investments -- continued
Ohio Municipal Bond Fund                                       April 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                                        Shares or
                                                        Principal
Security Description                                     Amount       Value

Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/18,
   Callable 12/1/12 @ 101, FSA                             $  710    $    765

                                                                        8,148

                                                                       49,696

Total Municipal Bonds (Cost $132,267)                                 139,346


Investment Companies (6.4%)

Blackrock Ohio Money Market                             2,999,999       3,000
Touchstone Ohio Money Market                            6,658,992       6,659

Total Investment Companies (Cost $9,659)                                9,659

Total Investments (Cost $141,926) (a) -- 98.8%                        149,005

Other assets in excess of liabilities -- 1.2%                           1,812

NET ASSETS -- 100.0%                                                 $150,817


Notes to Schedules of Investments

(a)  Represents cost for financial reporting purposes.


                         Cost of
                       Investments       Gross         Gross          Net
                       for Federal    Unrealized    Unrealized    Unrealized
                       Tax Purposes  Appreciation  Depreciation  Appreciation

National Municipal
   Bond Fund            $ 62,248       $2,378         $(44)        $2,334
Ohio Municipal
   Bond Fund             141,901        7,165          (61)         7,104


(b) All or a portion of this security has been segregated as collateral for securities purchased on a "when-issued" basis.

(c)  Security purchased on a "when-issued" basis.

* Variable rate security. Rate presented represents rate in effect at April 30, 2005. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

FGIC -- Financial Guaranty Insurance Co.

FHA -- Federal Home Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

SPA -- Standby Purchase Agreement

   See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                         April 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                             National       Ohio
                                                             Municipal    Municipal
                                                             Bond Fund    Bond Fund

ASSETS:
Investments, at value (Cost $62,264; $141,926)                $64,582    $149,005
Cash                                                               50          50
Interest and dividends receivable                                 731       2,496
Receivable for capital shares issued                               --<F1>      --<F1>
Receivable from brokers for investments sold                      249         439
Receivable from administrator                                       1          --
Prepaid expenses                                                   20           4

         Total Assets                                          65,633     151,994

LIABILITIES:
Payable to brokers for investments purchased                       --       1,036
Payable for capital shares redeemed                                96          --
Accrued expenses and other payables
     Investment advisory fees                                      24          68
     Administration fees                                            1           1
     Custodian fees                                                 2           5
     Transfer agent fees                                            7          13
     Shareholder service fees                                      13          31
     Other                                                          2          23

         Total Liabilities                                        145       1,177

NET ASSETS:
Capital                                                        62,860     142,416
Accumulated undistributed net investment income                    22          45
Net unrealized appreciation from investments                    2,318       7,079
Accumulated net realized gains from investment transactions       288       1,277

         Net Assets                                           $65,488    $150,817

Outstanding units of beneficial interest (shares)               6,014      12,684

Net asset value
     Redemption price per share                               $ 10.89    $  11.89

Maximum sales charge                                             2.00%       2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent)               $ 11.11    $  12.13


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                For the Six Months Ended April 30, 2005
(Amounts in Thousands)                                            (Unaudited)


                                                              National       Ohio
                                                              Municipal    Municipal
                                                              Bond Fund    Bond Fund

Investment Income:
Interest income                                                $1,153     $ 3,578
Dividend income                                                    33          37

     Total Income                                               1,186       3,615

Expenses:
Investment advisory fees                                          179         461
Administration fees                                                40         100
Shareholder service fees -- Class A Shares                         81         203
12b-1 fees -- Class C Shares                                       --<F1>       --<F1>
Accounting fees                                                    29          42
Custodian fees                                                     11          19
Legal and audit fees                                                7          17
Trustees' fees and other officer expenses                           3           9
Transfer agent fees                                                24          33
Registration fees                                                  17          22
Printing fees                                                       5           3
Other                                                               3           9

     Total Expenses                                               399         918

Expenses reduced by adviser                                       (33)         --

     Expenses before reimbursement from administrator             366         918
     Expenses reimbursed by administrator                         (73)         (7)

     Net Expenses                                                 293         911

Net Investment Income                                             893       2,704

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                   273       1,103
Net change in unrealized appreciation/depreciation
   from investments                                              (480)     (2,820)

Net realized/unrealized losses from investments                  (207)     (1,717)

Change in net assets resulting from operations                 $  686     $   987


<F1>  Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                            National Municipal               Ohio Municipal
                                                Bond Fund                       Bond Fund

                                           Six                             Six
                                         Months           Year           Months           Year
                                          Ended           Ended           Ended           Ended
                                        April 30,      October 31,      April 30,      October 31,
                                          2005            2004            2005            2004

                                       (Unaudited)                     (Unaudited)

From Investment Activities:
Operations:
     Net investment income              $    893        $  1,928        $  2,704        $  5,863
     Net realized gains from
       investment transactions               273           1,019           1,103           1,160
     Net change in unrealized
       appreciation/depreciation
       from investments                     (480)            110          (2,820)           (485)

Change in net assets resulting
   from operations                           686           3,057             987           6,538

Distributions to Shareholders:
     From net investment income:
         Class A Shares                     (890)         (1,922)         (2,731)         (5,797)
         Class C Shares                       (1)             (1)             --<F1>          (1)
     From net realized gains from
       investment transactions              (808)         (1,128)           (842)         (1,634)

Change in net assets from
   distributions to shareholders          (1,699)         (3,051)         (3,573)         (7,432)

Capital Transactions:
     Proceeds from shares issued           8,185          18,400           5,342          20,393
     Dividends reinvested                  1,095           1,924           1,986           4,114
     Cost of shares redeemed             (10,536)        (35,462)        (26,029)        (50,569)

Change in net assets from
   capital transactions                   (1,256)        (15,138)        (18,701)        (26,062)

Change in net assets                      (2,269)        (15,132)        (21,287)        (26,956)

Net Assets:
     Beginning of period                  67,757          82,889         172,104         199,060

     End of period                      $ 65,488        $ 67,757        $150,817        $172,104

Share Transactions:
     Issued                                  751           1,679             447           1,684
     Reinvested                              101             176             167             343
     Redeemed                               (964)         (3,245)         (2,192)         (4,223)

Change in Shares                            (112)         (1,390)         (1,578)         (2,196)

Accumulated undistributed
   net investment income                $     22        $     20        $     45        $     72


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                      National Municipal Bond Fund

                                                                             Class A Shares

                                                 Six
                                               Months           Year          Year          Year          Year          Year
                                                Ended          Ended         Ended         Ended         Ended         Ended
                                              April 30,      October 31,   October 31,   October 31,   October 31,   October 31,
                                                2005            2004          2003          2002          2001          2000

                                             (Unaudited)

Net Asset Value,
   Beginning of Period                       $ 11.06          $ 11.03       $ 10.96       $ 11.19       $ 10.52       $ 10.17

Investment Activities:
     Net investment income                      0.15             0.29          0.28          0.29          0.36          0.40
     Net realized and
       unrealized gains
       (losses) on investments                 (0.03)            0.18          0.21          0.25          0.87          0.40

         Total from
           Investment Activities                0.12             0.47          0.49          0.54          1.23          0.80

Distributions
     Net investment income                     (0.15)           (0.29)        (0.28)        (0.29)        (0.36)        (0.40)
     Net realized gains                        (0.14)           (0.15)        (0.14)        (0.48)        (0.20)        (0.05)

         Total Distributions                   (0.29)           (0.44)        (0.42)        (0.77)        (0.56)        (0.45)

Net Asset Value, End of Period               $ 10.89          $ 11.06       $ 11.03       $ 10.96       $ 11.19       $ 10.52

Total Return (excludes sales charges)           1.06%<F2>        4.35%         4.54%         5.10%        12.09%         8.07%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $65,488          $67,583       $82,889       $65,976       $55,279       $36,516
Ratio of expenses to
   average net assets                           0.90%<F3>        0.85%         0.85%         0.88%         1.05%         1.04%
Ratio of net investment income
   to average net assets                        2.75%<F3>        2.61%         2.54%         2.70%         3.28%         3.93%
Ratio of expenses to
   average net assets<F1>                       1.20%<F3>        1.17%         1.16%         1.18%         1.21%         1.33%
Ratio of net investment income
   to average net assets<F1>                    2.45%<F3>        2.29%         2.23%         2.40%         3.12%         3.64%
Portfolio turnover                                53%             155%          173%          330%          472%          270%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                       Ohio Municipal Bond Fund

                                                                            Class A Shares

                                              Six
                                             Months           Year           Year           Year          Year          Year
                                             Ended            Ended          Ended          Ended         Ended         Ended
                                            April 30,      October 31,    October 31,    October 31,   October 31,   October 31,
                                              2005            2004           2003           2002          2001          2000

                                           (Unaudited)

Net Asset Value,
   Beginning of Period                    $  12.07          $  12.10       $  12.06       $ 12.14       $ 11.45       $ 11.11

Investment Activities:
     Net investment income                    0.20              0.38           0.37          0.41          0.50          0.51
     Net realized and
       unrealized gains
       (losses) on investments               (0.12)             0.07           0.12          0.14          0.69          0.34

         Total from
           Investment Activities              0.08              0.45           0.49          0.55          1.19          0.85

Distributions
     Net investment income                   (0.20)            (0.38)         (0.37)        (0.40)        (0.50)        (0.51)
     Net realized gains                      (0.06)            (0.10)         (0.08)        (0.23)           --            --

         Total Distributions                 (0.26)            (0.48)         (0.45)        (0.63)        (0.50)        (0.51)

Net Asset Value, End of Period            $  11.89          $  12.07       $  12.10       $ 12.06       $ 12.14       $ 11.45

Total Return (excludes sales charges)         0.67%<F2>         3.80%          4.16%         4.77%        10.55%         7.84%

Ratios/Supplemental Data:
Net Assets at end of period (000)         $150,817          $172,041       $199,060       $74,453       $74,705       $64,414
Ratio of expenses to
   average net assets                         1.12%<F3>         1.13%          1.10%         1.11%         1.03%         0.94%
Ratio of net investment income
   to average net assets                      3.34%<F3>         3.17%          3.08%         3.47%         4.15%         4.52%
Ratio of expenses to
   average net assets<F1>                     <F4>              <F4>           <F4>          <F4>          1.11%         1.15%
Ratio of net investment income
   to average net assets<F1>                  <F4>              <F4>           <F4>          <F4>          4.07%         4.31%
Portfolio turnover                              16%               68%            62%           83%           96%           69%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> There were no fee reductions during the period.



                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


1.  Organization:

    The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 20 active funds. The accompanying financial statements are those of the Value Fund, Diversified Stock Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Convertible Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund and the Ohio Municipal Bond Fund (collectively, the "Funds").

    The Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund and Ohio Municipal Bond Fund are authorized to issue one class of shares: Class A Shares. The Stock Index Fund, Established Value Fund and Small Company Opportunity Fund are authorized to issue two classes of shares: Class A Shares and Class R Shares. The Value Fund, Diversified Stock Fund, Special Value Fund, Focused Growth Fund, Balanced Fund and the Fund for Income are authorized to issue three classes of shares:
    Class A Shares, Class C Shares and Class R Shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

    The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Diversified Stock Fund seeks to provide long-term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The Focused Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Intermediate Income Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


2.  Reorganizations:

    On January 17, 2005 the net assets of the Victory Growth Fund were exchanged for shares of the Victory Diversified Stock Fund. This exchange qualified as a tax-free exchange for federal income tax purposes. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the exchange (amounts in thousands, except per share amounts):



                                                          Class A Shares                 Class C Shares

                                                                           Net                            Net
                                                              Net         Asset                Net       Asset
                                                Shares       Assets       Value    Shares     Assets     Value

    Victory Growth Fund <F1>                     2,419     $   41,334     $17.09        8     $   129    $16.92
    Victory Diversified Stock Fund <F1>        128,158      2,048,053      15.98    5,709      90,519     15.86
    Victory Diversified Stock Fund <F2><F3>    130,744     $2,089,387     $15.98    5,717     $90,648    $15.86


    <F1> Before reorganization.

    <F2> After reorganization.

    <F3> The Victory Diversified Stock Fund retained its investment objective and financial history after the reorganization.





                                                            Class R Shares

                                                                        Net
                                                           Net         Asset      Unrealized
                                              Shares      Assets       Value      Appreciation

    Victory Growth Fund <F1>                     295     $  4,971      $16.85      $  2,607
    Victory Diversified Stock Fund <F1>       14,821      235,153       15.87       181,387
    Victory Diversified Stock Fund <F2><F3>   15,135     $240,124      $15.87      $183,994


    <F1> Before reorganization.

    <F2> After reorganization.

    <F3> The Victory Diversified Stock Fund retained its investment objective and financial history after the reorganization.



    Also, on January 28, 2005 (the "Termination Date"), the Class C Shares of the Established Value Fund, Small Company Opportunity Fund, Convertible Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund liquidated. On the Termination Date, the above Funds redeemed all Class C Shares at the net asset value as of 4:00 p.m. Eastern Time and distributed the cash proceeds to all remaining shareholders.


3.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees. Factors used in determining appropriate fair value methodologies include, but are not limited to, the type of security, evaluation of the forces that influence the market in which the security is purchased and sold, fundamental analytical data, and information as to any transactions or offers with respect to the security.

    Securities Transactions and Related Income:

    Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Repurchase Agreements:

    Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    Futures Contracts:

    The Funds, with the exception of the Established Value Fund and Focused Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    Option Contracts:

    The Funds, with the exception of the Established Value Fund, Focused Growth Fund, Intermediate Income Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund, may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

    The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

    In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

    The table below reflects the Funds' activity in written option contracts during the period ended April 30, 2005:



                                 Balance at   Options     Options      Options     Balance at
                                  10/31/04    Written    Terminated   Exercised     4/30/05

    Value Fund
    Number of Contracts             4,150      16,551     (15,486)     (1,824)        3,391
    Premiums Received
      (amounts in thousands)       $  520       3,865      (3,144)       (299)       $  942



    Securities Purchased on a When-Issued Basis:

    All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2005, the Funds had outstanding "when-issued" purchase commitments with corresponding assets segregated, as follows (amounts in thousands):

             Fund for Income                            $  567
             Ohio Municipal Bond Fund                    1,371

    Securities Lending:

    The Value Fund, Diversified Stock Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, Balanced Fund, Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund, and Ohio Municipal Bond Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    activity to 33 1/3% of the total assets of each Fund, with the exception of the Established Value Fund. The Established Value Fund may make loans of portfolio securities to persons unaffiliated with the Trust, not in excess of 20% of the value of the Fund's total assets. KeyBank National Association ("KeyBank"), the Funds' custodian and an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which they receive a fee. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and held collateral with the following market values as of April 30, 2005 (amounts in thousands):


                                                                    Average
                                                                     Loan
                                                                  Outstanding
                                                                   During the      Income
                                       Market                      Six Months    Received by
                                      Value of        Market         Ended      KeyBank from
                                       Loaned        Value of      April 30,     Securities
                                     Securities     Collateral       2005         Lending

    Value Fund                        $ 28,627       $ 29,867      $ 49,323       $ 11
    Diversified Stock Fund             452,476        470,699       496,955        126
    Established Value Fund              50,741         51,625        29,104          8
    Special Value Fund                  41,013         42,082        36,645         11
    Small Company Opportunity Fund      31,994         33,135        27,892         15
    Balanced Fund                       20,790         21,622        26,898          9
    Intermediate Income Fund            54,938         56,127        54,462         36

    Total                             $680,579       $705,157


    As of April 30, 2005, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements and unaffiliated money market funds by the securities lending agent on behalf of the Funds. Each Fund received a pro rata portion of the following investments (amounts in thousands):

                                                                Market Value

    Wells Fargo Bank, Grand Cayman Euro Time Deposit              $  6,157
    Merrill Lynch Corp.                                            130,000
    Bank of America                                                130,000
    Citigroup Corp.                                                 50,000
    Wachovia Securities Corp.                                      134,000
    Bear Stearns                                                   125,000
    Greenwich                                                      130,000
    Total                                                         $705,157

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    Dividends to Shareholders:

    Dividends from net investment income are declared and paid quarterly for the Value Fund, Diversified Stock Fund, Stock Index Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Focused Growth Fund, and the Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

    Federal Income Taxes:

    It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    Other:

    Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.


4. Purchases and Sales of Securities:

    Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2005 were as follows (amounts in thousands):



                                        Purchases          Sales         Purchases       Sales
                                     (excluding U.S.   (excluding U.S.    of U.S.       of U.S.
                                       Government        Government     Government    Government
                                       Securities)      Securities)     Securities    Securities

    Value Fund                         $   66,444       $   88,175       $   --        $   --
    Diversified Stock Fund              1,517,704        1,159,883           --            --
    Stock Index Fund                        2,754           24,497           --            --
    Established Value Fund                 53,957          103,998           --            --
    Special Value Fund                    140,380          114,826           --            --
    Small Company Opportunity Fund         51,603           56,114           --            --
    Focused Growth                            392              354           --            --
    Balanced Fund                          50,619           54,271       15,723        15,176
    Convertible Fund                       14,503           17,970           --            --
    Intermediate Income Fund               18,808           29,806       75,491        55,097
    Fund for Income                            --               --       36,812        75,294
    National Municipal Bond Fund           29,370           26,896           --            --
    Ohio Municipal Bond Fund               23,758           55,636           --            --


                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


5.  Investment Advisory, Administration, and Distribution Agreements:

    Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to transaction fees.

    Under the terms of the Investment Advisory Agreement, dated January 1, 2005 (the "Agreement Date"), the investment advisory fees of the Value Fund, Special Value Fund, Focused Growth Fund, and Convertible Fund are computed at the annual rate of 0.75% of each Fund's average daily net assets up to $400 million, 0.65% of each Fund's average daily net assets between $400 million and $800 million, and 0.60% of each Fund's average daily net assets greater than $800 million; the investment advisory fees of the Diversified Stock Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million, 0.60% of the Fund's average daily net assets between $800 million and $2.4 billion, and 0.55% of the Fund's average daily net assets greater than $2.4 billion; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.25% of the Fund's average daily net assets up to $400 million, 0.20% of the Fund's average daily net assets between $400 million and $800 million, and 0.15% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of each Fund's average daily net assets up to $100 million, 0.55% of each Fund's average daily net assets between $100 million and $200 million, and 0.45% of each Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.60% of the Fund's average daily net assets up to $400 million, 0.55% of the Fund's average daily net assets between $400 million and $800 million, and 0.50% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Intermediate Income Fund and the Fund for Income are computed at the annual rate of 0.50% of each Fund's average daily net assets up to $400 million, 0.45% of each Fund's average daily net assets between $400 million and $800 million, and 0.40% of each Fund's average daily net assets greater than $800 million; and the investment advisory fees of the National Municipal Bond Fund and the Ohio Municipal Bond Fund are computed at the annual rate of 0.55% of each Fund's average daily net assets up to $400 million, 0.50% of each Fund's average daily net assets between $400 million and $800 million, and 0.45% of each Fund's average daily net assets greater than $800 million. Prior to the Agreement Date, the investment advisory fees of the Diversified Stock Fund were computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Balanced Fund were computed at the annual rate of 0.70% of the Fund's average daily net assets up to $400 million, 0.65% of the Fund's average daily net assets between $400 million and $800 million, and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Convertible Fund and Intermediate Income Fund were computed at the annual rate of 0.75% of each Fund's average daily net assets; the investment advisory fees of the Fund for Income were computed at the annual rate of 0.50% of the Fund's average daily net assets; the investment advisory fees of the National Municipal Bond Fund were computed at the annual rate of 0.55% of the Fund's average daily net assets; and the investment advisory fees of the Ohio Municipal Bond Fund were computed at the annual rate of 0.60% of the Fund's average daily net assets. The investment advisory fees for the Value Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, and Focused Growth Fund were as described above prior to the Agreement Date.

    The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Funds.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Funds for serving as officers of the Trust.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Funds. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

    BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004.

    Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for the Stock Index Fund and the Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly service fee, at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of the Fund for Income. The Stock Index Fund does not participate in the Trust's 12b-1 Plan. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

    The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A shares of each Fund, except for the Stock Index Fund, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor), may receive a fee of up to 0.15% of the average daily net assets of Class A Shares and 0.25% of Class R Shares of the Stock Index Fund.

    In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares of the Funds. For the period ended April 30, 2005, the Distributor received approximately $484 from commissions earned on sales of Class A Shares and redemptions of Class C Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares, including approximately $153 to affiliates of the Funds (amounts in thousands).

    The Funds employ a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


    The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will by the liability of the Adviser. As of April 30, 2005, the expense limits are as follows:

                                                     Diversified     Stock
                                           Value         Stock        Index
                                           Fund          Fund         Fund

    Class A Shares                          (a)          (a)          (a)
    Class C Shares                         2.00%        1.90%        N/A
    Class R Shares                          (a)          (a)          (a)

                                                         Small
                            Established    Special      Company      Focused
                               Value        Value     Opportunity    Growth
                               Fund         Fund         Fund         Fund

    Class A Shares             (a)          (a)          (a)          1.65%
    Class C Shares             N/A         2.20%         N/A          2.35%
    Class R Shares             (a)         2.00%         (a)          1.90%

                                                       Balanced   Convertible
                                                         Fund        Fund

    Class A Shares                                       (a)         (a)
    Class C Shares                                      2.00%        N/A
    Class R Shares                                      2.00%        N/A

                                                     Intermediate     Fund
                                                        Income         for
                                                         Fund        Income

    Class A Shares                                       (a)          (a)
    Class C Shares                                       N/A         1.70%
    Class R Shares                                       N/A          (a)

                                                       National      Ohio
                                                       Municipal   Municipal
                                                         Bond        Bond
                                                         Fund        Fund

    Class A Shares                                       (a)         (a)

    (a) There were no contractual expense limitation agreements in place as of April 30, 2005.

    The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios.


6.  Line of Credit:

    The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. There were no loans outstanding as of April 30, 2005 for the Funds.

                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


7.  Capital Share Transactions:

    Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):



                                            Value                  Diversified
                                            Fund                   Stock Fund

                                       Six                      Six
                                     Months        Year       Months         Year
                                      Ended        Ended       Ended         Ended
                                    April 30,   October 31,  April 30,    October 31,
                                      2005         2004        2005          2004

                                   (Unaudited)              (Unaudited)

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued    $  8,298     $ 17,276    $ 581,091    $ 870,272
    Dividends reinvested              1,410        1,738        9,317        6,179
    Cost of shares redeemed         (29,776)     (46,543)    (216,260)    (336,646)

    Total                          $(20,068)    $(27,529)   $ 374,148    $ 539,805

    Class C Shares:
    Proceeds from shares issued    $    514     $    224    $  39,166    $  63,952
    Dividends reinvested                  1            1          121           17
    Cost of shares redeemed             (36)          (8)      (5,191)      (4,019)

    Total                          $    479     $    217    $  34,096    $  59,950

    Class R Shares:
    Proceeds from shares issued    $    585     $    304    $  16,207    $  41,755
    Dividends reinvested                 38           48        1,008          415
    Cost of shares redeemed          (1,884)      (3,538)     (28,601)     (40,897)

    Total                          $ (1,261)    $ (3,186)   $ (11,386)   $   1,273

    Share Transactions:
    Class A Shares:
    Issued                              621        1,406       36,309       58,247
    Reinvested                          105          141          574          415
    Redeemed                         (2,239)      (3,816)     (13,485)     (22,925)

    Total                            (1,513)      (2,269)      23,398       35,737

    Class C Shares:
    Issued                               39           19        2,462        4,319
    Reinvested                           --           --<F1>        8            1
    Redeemed                             (3)          (1)        (326)        (271)

    Total                                36           18        2,144        4,049

    Class R Shares:
    Issued                               44           25        1,035        2,835
    Reinvested                            3            4           63           28
    Redeemed                           (141)        (288)      (1,791)      (2,765)

    Total                               (94)        (259)        (693)          98


    <F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)



                                                                   Stock Index
                                                                      Fund

                                                               Six
                                                              Months         Year
                                                               Ended         Ended
                                                             April 30,    October 31,
                                                               2005          2004

                                                           (Unaudited)

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued                              $  5,662     $ 18,438
    Dividends reinvested                                          540          600
    Cost of shares redeemed                                   (24,753)     (27,065)

    Total                                                    $(18,551)    $ (8,027)

    Class R Shares:
    Proceeds from shares issued                              $  1,250     $  2,904
    Dividends reinvested                                          151          136
    Cost of shares redeemed                                    (2,646)      (6,820)

    Total                                                    $ (1,245)    $ (3,780)

    Share Transactions:
    Class A Shares:
    Issued                                                        322        1,121
    Reinvested                                                     30           36
    Redeemed                                                   (1,392)      (1,644)

    Total                                                      (1,040)        (487)

    Class R Shares:
    Issued                                                         71          176
    Reinvested                                                      9            8
    Redeemed                                                     (151)        (412)

    Total                                                         (71)        (228)


                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)




                                               Established Value              Special Value
                                                     Fund                          Fund

                                               Six                           Six
                                              Months          Year          Months         Year
                                              Ended          Ended          Ended         Ended
                                             April 30,     October 31,     April 30,    October 31,
                                               2005           2004           2005         2004

                                           (Unaudited)                   (Unaudited)

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $  2,176       $  5,358       $ 39,556    $  18,883
    Dividends reinvested                        2,445          1,769            415       31,014
    Cost of shares redeemed                   (21,684)        (6,152)       (10,744)    (122,380)

    Total                                    $(17,063)      $    975       $ 29,227    $ (72,483)

    Class C Shares:
    Proceeds from shares issued              $     42       $    266       $    442    $     152
    Dividends reinvested                           41             17              1           24
    Cost of shares redeemed                      (470)           (79)          (160)          (3)

    Total                                    $   (387)      $    204       $    283    $     173

    Class R Shares:
    Proceeds from shares issued              $  5,277       $ 10,671       $  2,822    $     517
    Dividends reinvested                       27,300         22,335             11          418
    Cost of shares redeemed                   (32,195)       (42,381)          (641)        (503)

    Total                                    $    382       $ (9,375)      $  2,192    $     432

    Share Transactions:
    Class A Shares:
    Issued                                         80            202          2,798        1,229
    Reinvested                                     93             71             30        2,368
    Redeemed                                     (804)          (232)          (761)      (8,948)

    Total                                        (631)            41          2,067       (5,351)

    Class C Shares:
    Issued                                          1             10             32           10
    Reinvested                                      2              1             --<F1>        2
    Redeemed                                      (18)            (3)           (12)          --<F1>

    Total                                         (15)             8             20           12

    Class R Shares:
    Issued                                        195            402            199           34
    Reinvested                                  1,049            900              1           32
    Redeemed                                   (1,188)        (1,593)           (46)         (33)

    Total                                          56           (291)           154           33


<F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)




                                                 Small Company                    Focused
                                                Opportunity Fund                Growth Fund

                                              Six                           Six
                                             Months           Year         Months       Period
                                             Ended           Ended          Ended       Ended
                                            April 30,       October 31,   April 30,   October 31,
                                              2005            2004          2005        2004<F1>

                                           (Unaudited)                   (Unaudited)

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $ 12,596       $ 12,828        $ 163        $795
    Dividends reinvested                        5,362          1,404           --          --
    Cost of shares redeemed                    (4,659)       (11,381)        (174)        (82)

    Total                                    $ 13,299       $  2,851        $ (11)       $713

    Class C Shares:
    Proceeds from shares issued              $    195       $    425        $ 135         $--
    Dividends reinvested                           62              5           --          --
    Cost of shares redeemed                      (768)           (15)          --          --

    Total                                    $   (511)      $    415        $ 135         $--

    Class R Shares:
    Proceeds from shares issued              $  3,501       $  6,389        $   1        $  3
    Dividends reinvested                       13,193          4,314           --          --
    Cost of shares redeemed                   (10,363)       (12,236)          --          --

    Total                                    $  6,331       $ (1,533)       $   1        $  3

    Share Transactions:
    Class A Shares:
    Issued                                        444            459           14          77
    Reinvested                                    198             55           --          --
    Redeemed                                     (167)          (407)         (16)         (8)

    Total                                         475            107           (2)         69

    Class C Shares:
    Issued                                          8             15           13          --<F2>
    Reinvested                                      2             --<F2>       --          --
    Redeemed                                      (29)            --<F2>       --          --

    Total                                         (19)            15           13          --

    Class R Shares:
    Issued                                        126            233           --          --
    Reinvested                                    496            172           --          --
    Redeemed                                     (374)          (444)          --          --

    Total                                         248            (39)          --          --


<F1> Reflects operations for the period from December 31, 2003 (date of commencement of operations) through October 31, 2004.

<F2> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)



                                                   Balanced                     Convertible
                                                     Fund                          Fund

                                               Six                        Six
                                              Months        Year         Months          Year
                                              Ended        Ended         Ended          Ended
                                             April 30,   October 31,    April 30,     October 31,
                                               2005         2004          2005          2004<F1>

                                            (Unaudited)                 (Unaudited)

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued               $ 6,817     $ 20,189       $  5,995     $ 15,597
    Dividends reinvested                        1,130        1,899            277          824
    Cost of shares redeemed                    (9,372)     (41,208)       (10,133)     (46,185)

    Total                                     $(1,425)    $(19,120)      $ (3,861)    $(29,764)

    Class C Shares:
    Proceeds from shares issued               $    97     $    490       $    153      $     --
    Dividends reinvested                            3            4              1<F2>        --<F2>
    Cost of shares redeemed                      (157)        (100)          (396)           --

    Total                                     $   (57)    $    394       $   (242)     $     --

    Class R Shares:
    Proceeds from shares issued               $   246     $  1,428       $     --      $    241
    Dividends reinvested                           37           67             --             1
    Cost of shares redeemed                      (430)      (2,010)            --            --

    Total                                     $  (147)    $   (515)      $     --      $    242

    Share Transactions:
    Class A Shares:
    Issued                                        549        1,720            492         1,292
    Reinvested                                     91          161             23            69
    Redeemed                                     (757)      (3,493)          (829)       (3,866)

    Total                                        (117)      (1,612)          (314)       (2,505)

    Class C Shares:
    Issued                                          8           42             12            20
    Reinvested                                     --<F2>       --<F2>         --<F2>        --<F2>
    Redeemed                                      (12)          (9)           (33)           --

    Total                                          (4)          33            (21)           20

    Class R Shares:
    Issued                                         20          122             --            --
    Reinvested                                      3            6             --            --
    Redeemed                                      (34)        (170)            --            --

    Total                                         (11)         (42)            --            --


<F1> Reflects operations for the period from March 1, 2004 (date of commencement of operations) through October 31, 2004 for Class C Shares.

<F2> Rounds to less than 1,000.


                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)




                                                  Intermediate                    Fund for
                                                   Income Fund                     Income

                                               Six                           Six
                                              Months          Year          Months          Year
                                              Ended          Ended          Ended          Ended
                                             April 30,     October 31,     April 30,    October 31,
                                               2005           2004          2005           2004

                                            (Unaudited)                 (Unaudited)

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $ 31,524       $ 22,772      $ 25,531     $  63,758
    Dividends reinvested                        2,097          3,911         1,621         3,695
    Cost of shares redeemed                   (27,078)       (55,220)      (36,070)      (94,068)

    Total                                    $  6,543       $(28,537)     $ (8,918)    $ (26,615)

    Class C Shares:
    Proceeds from shares issued              $     --       $     --      $  1,810     $   8,007
    Dividends reinvested                           --             --           282           671
    Cost of shares redeemed                        --             --        (5,445)      (13,590)

    Total                                    $     --       $     --      $ (3,353)    $  (4,912)

    Class R Shares:
    Proceeds from shares issued              $     --       $     --      $  9,059     $  20,895
    Dividends reinvested                           --             --         3,773         9,713
    Cost of shares redeemed                        --             --       (35,285)     (126,827)

    Total                                    $     --       $     --      $(22,453)    $ (96,219)

    Share Transactions:
    Class A Shares:
    Issued                                      3,228          2,298         2,063         5,014
    Reinvested                                    216            395           131           292
    Redeemed                                   (2,778)        (5,562)       (2,914)       (7,389)

    Total                                         666         (2,869)         (720)       (2,083)

    Class C Shares:
    Issued                                         --             --           147           630
    Reinvested                                     --             --            23            53
    Redeemed                                       --             --          (441)       (1,075)

    Total                                          --             --          (271)         (392)

    Class R Shares:
    Issued                                         --             --           733         1,641
    Reinvested                                     --             --           306           766
    Redeemed                                       --             --        (2,849)       (9,958)

    Total                                          --             --        (1,810)       (7,551)


                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)




                                                National Municipal            Ohio Municipal
                                                    Bond Fund                   Bond Fund

                                               Six                          Six
                                              Months          Year          Months          Year
                                               Ended         Ended          Ended          Ended
                                              April 30,    October 31,     April 30,     October 31,
                                               2005          2004<F1>        2005         2004<F1>

                                            (Unaudited)                  (Unaudited)

    Capital Transactions:
    Class A Shares:
    Proceeds from shares issued              $  8,184       $ 18,226       $  5,342     $ 20,332
    Dividends reinvested                        1,093          1,923          1,985        4,114
    Cost of shares redeemed                   (10,357)       (35,461)       (25,966)     (50,569)

    Total                                    $ (1,080)      $(15,312)      $(18,639)    $(26,123)

    Class C Shares:
    Proceeds from shares issued              $      1       $    173       $     --     $     61
    Dividends reinvested                            2              1              1           --<F2>
    Cost of shares redeemed                      (179)            --            (63)          --

    Total                                    $   (176)      $    174       $    (62)    $     61

    Share Transactions:
    Class A Shares:
    Issued                                        751          1,663            447        1,679
    Reinvested                                    101            176            167          342
    Redeemed                                     (949)        (3,245)        (2,187)      (4,222)

    Total                                         (97)        (1,406)        (1,573)      (2,201)

    Class C Shares:
    Issued                                         --<F2>         16             --            5
    Reinvested                                     --<F2>         --<F2>         --<F2>       --<F3>
    Redeemed                                      (15)            --             (5)          --

    Total                                         (15)            16             (5)           5


<F1> Reflects operations for the period from March 1, 2004 (date of commencement of operations) through October 31, 2004 for Class C Shares.

<F2> Rounds to less than $1,000.



                                  Continued

The Victory Portfolios                                         April 30, 2005
                                                                  (Unaudited)


8.  Concentration of Credit Risk:

    The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Victory Portfolios                               Supplemental Information
                                                                  (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:


                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee

Independent Trustees

David Brooks Adcock, 53<F1>     Trustee         General Counsel,             20               Durham
c/o The Victory Portfolios                      Duke University and                           Casualty Co.,
3435 Stelzer Road                               Duke University                               Ltd.
Columbus, OH 43219                              Health System.
2/05-Present

Nigel D. T. Andrews, 57         Vice Chair      Retired (since 2001);        20               Great Lakes
c/o The Victory Portfolios      and             Managing Director                             Chemical
3435 Stelzer Road               Trustee         (2000-2001), Internet                         Corporation;
Columbus, OH 43219                              Capital Group (venture                        Old Mutual plc.
8/02-Present                                    capital); Executive Vice
                                                President, (1993-2000),
                                                GE Capital
                                                (financial services).

E. Lee Beard, 53<F1>            Trustee         President/Owner              20               None
c/o The Victory Portfolios                      (since 2003), ELB
3435 Stelzer Road                               Consultants; President,
Columbus, OH 43219                              Chief Executive
2/05-Present                                    Officer and Director
                                                (1998-2003), Northeast
                                                Pennsylvania Financial
                                                Corp. (full service
                                                financial services);
                                                President, Chief
                                                Executive Officer and
                                                Director (1993-2003),
                                                First Federal Bank
                                                (full service financial
                                                services).

Jakki L. Haussler, 47<F1>       Trustee         Chairman and Chief           20               None
c/o The Victory Portfolios                      Executive Officer, Opus
3435 Stelzer Road                               Capital Management,
Columbus, OH 43219                              Inc. (asset management);
2/05-Present                                    Partner (since 2002),
                                                Adena Ventures, LP (venture
                                                capital); Managing Director
                                                (since 2001), Capvest
                                                Venture Fund, LP (venture
                                                capital).


<F1> Served as an Advisory Trustee as of April 30, 2005.
     Officially elected as a Trustee by the Shareholders on May 3, 2005.



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee

Frankie D. Hughes, 52           Trustee         Principal and Chief          20               None
c/o The Victory Portfolios                      Investment Officer,
3435 Stelzer Road                               Hughes Capital
Columbus, OH 43219                              Management, Inc.
3/00-Present                                    (fixed income asset
                                                management).

Lyn Hutton, 55                  Trustee         Executive Vice               20               Chittenden
c/o The Victory Portfolios                      President and Chief                           Corporation
3435 Stelzer Road                               Investment Officer,
Columbus, OH 43219                              The Commonfund for
3/02-Present                                    Nonprofit Organizations
                                                (since January 2003);
                                                Vice President and
                                                Chief Financial Officer,
                                                John D. & Catherine T.
                                                MacArthur Foundation
                                                (grant making) (June
                                                1998-December 2002).

Dr. Thomas F. Morrissey, 70     Trustee         Professor (Emeritus since    20               None
c/o The Victory Portfolios                      2004), Weatherhead
3435 Stelzer Road                               School of Management,
Columbus, OH 43219                              Case Western Reserve
11/94-Present                                   University.

Karen F. Shepherd, 64           Trustee         Member, Shepherd             20               UBS Bank USA
c/o The Victory Portfolios                      Properties, LC and
3435 Stelzer Road                               Vincent Shepherd
Columbus, OH 43219                              Investments, LC (real
8/02-Present                                    estate investments);
                                                U.S. Executive Director
                                                (1996-2002), European
                                                Bank for Reconstruction
                                                & Development; Emily's
                                                List (political action
                                                committee) (2002-2003).

Frank A. Weil, 74               Trustee         Chairman, Abacus &           20               None
c/o The Victory Portfolios                      Associates, Inc. (private
3435 Stelzer Road                               investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60             Chairman        Chief Executive Officer,     20               Chair,
c/o The Victory Portfolios      and             New Century Living, Inc.                      PBHG Funds
3435 Stelzer Road               Trustee         (full service independent                     (18 portfolios)
Columbus, OH 43219                              living for senior citizens);
11/94-Present                                   Director, The Mutual Fund
                                                Directors Forum, since 2004.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                                                                             Number of
                                                                             Portfolios
                                                                             in Fund
                                Position(s)                                  Complex          Other
Name, Age and Address,          Held with       Principal Occupation         Overseen         Directorships
Time Served with the Trust      the Trust       During Past 5 Years          By Trustee       Held By Trustee


Interested Trustee<F1>

Roger Noall, 69                 Trustee         Retired (since 2000),        20               Alleghany
c/o The Victory Portfolios                      Executive (1997-2000),                        Corporation
3435 Stelzer Road                               KeyCorp.
Columbus, OH 43219
12/97-Present


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.



Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:


                              Position(s)
Name, Age and Address,        Held with
Time Served with the Trust    the Trust        Principal Occupation During Past 5 Years

Jay G. Baris, 51              Assistant        Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios    Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40            Assistant        Vice President, Compliance Services,
c/o The Victory Portfolios    Vice President   BISYS Fund Services.
3435 Stelzer Road             & Anti-Money
Columbus, OH 43219            Laundering
5/94-Present                  Compliance
                              Officer

Kathleen A. Dennis, 51        President        Senior Managing Director of the Adviser.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Karen F. Haber, 52            Chief            Chief Compliance Officer of the Trust, since
c/o The Victory Portfolios    Compliance       August 2004; Managing Director of the Adviser
3435 Stelzer Road             Officer          until August 2004.
Columbus, OH 43219
8/04-Present

David L. Hughes, 42           Treasurer        Vice President, Financial Administration, BISYS
c/o The Victory Portfolios                     Fund Services since February 2005; Assistant
3435 Stelzer Road                              Vice President, Evergreen Investments, from
Columbus, OH 43219                             2000 to 2004; Fund Accounting Manager, Fidelity
5/05-Present                                   Investments, from 1998 to 2000.


                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                              Position(s)
Name, Age and Address,        Held with
Time Served with the Trust    the Trust        Principal Occupation During Past 5 Years

Cynthia Lee Lindsey, 46       Secretary        Since October 2002, Director of Client Services
c/o The Victory Portfolios                     for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                              Director of Securities Lending, BISYS Fund Services.
Columbus, OH 43219
12/02-Present.

Irimga McKay, 45              Vice President   Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios                     Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37               Assistant        Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios    Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Christopher E. Sabato, 36     Assistant        Director, Financial Services, BISYS Fund Services.
c/o The Victory Portfolios    Treasurer
3435 Stelzer Road
Columbus, OH 43219
2/05-Present


Proxy Voting:

The Board of Trustees of the Funds has adopted a proxy voting policy and procedure (the "Funds Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Funds, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Funds' shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the Adviser or any of its affiliates or any affiliate of the Funds by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 and July 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Expense Examples:

As a shareholder of the Victory Portfolios, you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchases and redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                              Beginning        Ending      Expense Paid     Expense Ratio
                             Account Value  Account Value During Period<F1>  During Period
                               11/1/04         4/30/05   11/1/04-4/30/05    11/1/04-4/30/05

Value Fund
Class A Shares                $1,000.00      $1,007.80       $ 6.27          1.26%
Class C Shares                 1,000.00       1,005.20         9.25          1.86%
Class R Shares                 1,000.00       1,007.30         7.61          1.53%

Diversified Stock Fund
Class A Shares                 1,000.00       1,026.60         5.58          1.11%
Class C Shares                 1,000.00       1,022.70         9.08          1.81%
Class R Shares                 1,000.00       1,025.10         7.48          1.49%

Stock Index Fund
Class A Shares                 1,000.00       1,029.90         3.37          0.67%
Class R Shares                 1,000.00       1,028.30         4.53          0.90%

Established Value Fund
Class A Shares                 1,000.00       1,061.80         5.93          1.16%
Class R Shares                 1,000.00       1,060.30         6.95          1.36%

Special Value Fund
Class A Shares                 1,000.00       1,066.20         6.76          1.32%
Class C Shares                 1,000.00       1,062.90        10.28          2.01%
Class R Shares                 1,000.00       1,065.10         8.19          1.60%

Small Company Opportunity Fund
Class A Shares                 1,000.00       1,022.50         5.67          1.13%
Class R Shares                 1,000.00       1,021.20         7.02          1.40%

Focused Growth Fund
Class A Shares                 1,000.00       1,021.60         6.17          1.23%
Class C Shares                 1,000.00       1,017.80        10.11          2.02%
Class R Shares                 1,000.00       1,019.70         7.41          1.48%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)



                                  Beginning      Ending     Expense Paid      Expense Ratio
                                Account Value Account Value During Period<F1>  During Period
                                  11/1/04       4/30/05    11/1/04-4/30/0     11/1/04-4/30/05

Balanced Fund
Class A Shares                   $1,000.00      $1,019.50       $ 5.96          1.19%
Class C Shares                    1,000.00       1,016.50         8.95          1.79%
Class R Shares                    1,000.00       1,017.70         7.65          1.53%

Convertible Fund
Class A Shares                    1,000.00         976.00         6.76          1.38%

Intermediate Income Fund
Class A Shares                    1,000.00         998.20         3.96          0.80%

Fund for Income
Class A Shares                    1,000.00       1,002.60         4.97          1.00%
Class C Shares                    1,000.00         999.60         7.93          1.60%
Class R Shares                    1,000.00       1,002.00         5.56          1.12%

National Municipal Bond Fund
Class A Shares                    1,000.00       1,010.60         4.49          0.90%

Ohio Municipal Bond Fund
Class A Shares                    1,000.00       1,006.70         5.57          1.12%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



                                  Continued


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                                                                  (Unaudited)


Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                              Beginning      Ending        Expense Paid       Expense Ratio
                            Account Value  Account Value  During Period<F1>   During Period
                              11/1/04       4/30/05      11/1/04-4/30/05     11/1/04-4/30/05

Value Fund
Class A Shares                $1,000.00      $1,018.55       $ 6.31             1.26%
Class C Shares                 1,000.00       1,015.57         9.30             1.86%
Class R Shares                 1,000.00       1,017.21         7.65             1.53%

Diversified Stock Fund
Class A Shares                 1,000.00       1,019.29         5.56             1.11%
Class C Shares                 1,000.00       1,015.82         9.05             1.81%
Class R Shares                 1,000.00       1,017.41         7.45             1.49%

Stock Index Fund
Class A Shares                 1,000.00       1,021.47         3.36             0.67%
Class R Shares                 1,000.00       1,020.33         4.51             0.90%

Established Value Fund
Class A Shares                 1,000.00       1,019.04         5.81             1.16%
Class R Shares                 1,000.00       1,018.05         6.80             1.36%

Special Value Fund
Class A Shares                 1,000.00       1,018.25         6.61             1.32%
Class C Shares                 1,000.00       1,014.83        10.04             2.01%
Class R Shares                 1,000.00       1,016.86         8.00             1.60%

Small Company Opportunity Fund
Class A Shares                 1,000.00       1,019.19         5.66             1.13%
Class R Shares                 1,000.00       1,017.85         7.00             1.40%

Focused Growth Fund
Class A Shares                 1,000.00       1,018.70         6.16             1.23%
Class C Shares                 1,000.00       1,014.78        10.09             2.02%
Class R Shares                 1,000.00       1,017.46         7.40             1.48%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



                                  Continued


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                                                                  (Unaudited)



                             Beginning       Ending       Expense Paid       Expense Ratio
                            Account Value  Account Value  During Period<F1>  During Period
                              11/1/04        4/30/05     11/1/04-4/30/05    11/1/04-4/30/05

Balanced Fund
Class A Shares                $1,000.00      $1,018.89       $ 5.96             1.19%
Class C Shares                 1,000.00       1,015.92         8.95             1.79%
Class R Shares                 1,000.00       1,017.21         7.65             1.53%

Convertible Fund
Class A Shares                 1,000.00       1,017.95         6.90             1.38%

Intermediate Income Fund
Class A Shares                 1,000.00       1,020.83         4.01             0.80%

Fund for Income
Class A Shares                 1,000.00       1,019.84         5.01             1.00%
Class C Shares                 1,000.00       1,016.86         8.00             1.60%
Class R Shares                 1,000.00       1,019.24         5.61             1.12%

National Municipal Bond Fund
Class A Shares                 1,000.00       1,020.33         4.51             0.90%

Ohio Municipal Bond Fund
Class A Shares                 1,000.00       1,019.24         5.61             1.12%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



                                  Continued


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                                                                  (Unaudited)


Portfolio Holdings:
(As a Percentage of Total Investments)

Value Fund
Consumer Discretionary       14.4%
Consumer Staples              3.0%
Energy                       15.7%
Financials                   15.0%
Health Care                   9.6%
Industrials                   9.8%
Materials                     2.0%
Information Technology       13.0%
Telecommunication Services   10.5%
Other                         7.0%

Diversified Stock Fund
Consumer Discretionary        9.5%
Energy                       14.8%
Consumer Staples             12.0%
Financials                   10.5%
Health Care                  19.0%
Utilities                     0.7%
Industrials                   8.5%
Materials                     2.8%
Other                         3.8%
Information Technology       16.2%
Telecommunications Services   2.2%

Stock Index Fund
Utilities                     3.4%
Consumer Discretionary       11.0%
Consumer Staples             10.4%
Energy                        8.5%
Financials                   20.1%
Health Care                  13.7%
Industrials                  11.8%
Materials                     3.1%
Information Technology       14.8%
Telecommunication Services    3.2%

Established Value Fund
Consumer Discretionary       15.4%
Consumer Staples              6.0%
Energy                        9.8%
Financials                   15.3%
Health Care                   8.2%
Industrials                   8.5%
Information Technology       10.8%
Other                         1.3%
Materials                    12.0%
Utilities                     8.6%
Telecommunication Services    4.1%

Special Value Fund
Consumer Discretionary       21.4%
Consumer Staples             12.8%
Energy                       15.4%
Financials                   13.5%
Utilities                    11.6%
Health Care                   7.2%
Industrials                   4.0%
Materials                     6.2%
Other                         5.8%
Information Technology        2.1%

Small Company Opportunity Fund
Industrials                  17.6%
Consumer Discretionary       11.5%
Consumer Staples              4.2%
Energy                        9.6%
Financials                   17.7%
Other                         6.2%
Health Care                  10.4%
Utilities                     3.4%
Materials                     6.9%
Information Technology       11.9%
Telecommunication Services    0.6%


                                  Continued


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                                                                  (Unaudited)


Focused Growth Fund
Consumer Discretionary       19.0%
Financials                   11.6%
Industrials                   7.1%
Health Care                  30.3%
Information Technology       23.2%
Materials                     8.8%

Balanced Fund
Equity                       65.0%
  Consumer Discretionary      6.4%
  Consumer Staples            7.6%
  Energy                      9.6%
  Financials                  6.9%
  Health Care                12.4%
  Industrials                 5.5%
  Information Technology     10.8%
  Other                       5.8%
Fixed Income                 35.0%
  Treasury Notes/Bills        4.9%
  Corporate Bonds             8.3%
  Mortgage Backed Securities 16.4%
  Other                       5.4%

Convertible Fund
Convertible Bond             67.1%
Common Stock                  1.2%
Preferred Stock              31.4%
Commercial Paper              0.3%

Intermediate Income Fund
Agency                        9.3%
Corporate Bonds              38.7%
  Industrial                 11.0%
  Utilities                   3.1%
  Financial                  18.1%
  Non-Corporate               6.5%
Commercial Mortgage
  Backed Securities           6.3%
Treasury Notes/Bills         31.9%
Cash                          0.1%
Mortgage Backed Securities   12.3%
Asset Backed Securities       1.4%

Fund for Income
Consumer Discretionary       14.4%
Consumer Staples              3.0%
Energy                       15.7%
Financials                   15.0%
Health Care                   9.6%
Industrials                   9.8%
Materials                     2.0%
Information Technology       13.0%
Telecommunication Services   10.5%
Other                         7.0%

National Municipal Bond Fund
Cash                          4.3%
General Obligations          46.4%
Educational Revenue          28.8%
Utility Revenue              12.5%
Other                         8.0%

                                  Continued


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                                                                  (Unaudited)


Ohio Municipal Bond Fund
Cash     6.5
General Obligations        60.0
Health Care Revenue        4.8
Educational Revenue        12.8
Utility Revenue   5.5
Other    10.4


Advisory and Other Contracts:

The Advisory Agreement:

Unless sooner terminated, the investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the "Agreement"), provides that it will continue in effect as to the Funds for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by vote of a majority of the outstanding shares of each Fund (as defined under "Additional Information -- Miscellaneous") and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose. The Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Considerations of the Board in Continuing the Agreement. The Board approved the Agreement for all of the Funds, at a special meeting called for that purpose, on December 16, 2004, following review of the Agreement and related matters at meetings on October 26 and 27, 2004 and December 7 and 8, 2004. In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Funds and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the agreements, the Board reviewed numerous factors with respect to each Fund separately. The Board first reviewed each Fund's investment performance during the year. Although investment performance was a significant factor in determining that the agreements should be continued, the following additional factors, among others, were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

o Services provided under the agreements;

o Requirements of the Funds for the services provided by the Adviser;

o The quality of the services expected to be provided;

o Fees payable for the services and whether fee arrangements provided for economies of scale benefits to Fund shareholders as the Funds grow;

                                  Continued


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                                                                  (Unaudited)


o Total expenses of each Fund;

o The Adviser's commitments to operating the Funds at competitive expense levels;

o Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Funds;

o Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Funds through custodian and administration fees;

o Capabilities and financial condition of the Adviser;

o Current economic and industry trends; and

o Historical relationship between each Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability on a Fund by Fund basis. In addition, the Board reviewed an analysis prepared by an independent third party, comparing each Fund's expense ratio, advisory fee and performance with comparable mutual funds. Where relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

With respect to the Equity and Fixed-Income Funds, the Board compared each such Fund's effective annual advisory fee (after waivers) as of April 30, 2004 to the net advisory fees paid by a peer group of comparably managed funds. With respect to the Money Market Funds, the Board compared each such Fund's management fee, consisting of the Fund's advisory fees (after waivers) plus its administration fees (after waivers and reimbursements), to the net management fees of the Funds' peers. For purposes of comparing a Fund's advisory or management fees to those of its peers, the Board did not consider the effect of more favorable advisory fee breakpoints for certain Funds that were scheduled to take effect on January 1, 2005, although the Board considered these revised breakpoints positive factors in voting to approve the continuation of the Agreement with respect to the relevant Funds.

The Board reviewed the following specific factors with respect to the Funds. The Board considered unaudited information prepared by Morningstar, Inc. concerning the Funds' assets, expenses and performance. This information was presented at the October 26-27, 2004 Board meeting.

Value Fund:

With respect to the Value Fund, the Board compared the Fund's 0.75% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Value category and considered the fact that the fee was higher than the average advisory fee of 0.68% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.25% to the average expense ratio for the category and considered the fact that the Fund's ratio was lower than the category average of 1.31%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 2.00% through February 28, 2014. The Board also considered the fact that, at approximately $242 million in assets, the Fund was considerably smaller than the average fund in a peer group of 14 similar mutual funds, which ranged from approximately $229 million in assets to $55.5 billion, with an average of $8.6 billion. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the average performance of the peer group for the one-year period.

Having concluded, among other things, that: (1) the Value Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total annual expenses were lower than the category average; (3) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; and (4) the Fund had outperformed its peers during the past one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

                                  Continued


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                                                                  (Unaudited)


Diversified Stock Fund:

With respect to the Diversified Stock Fund, the Board compared the Fund's 0.62% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Blend category and considered the fact that the fee was lower than the average management fee of 0.68% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.28% to the average expense ratio for the category and considered the fact that Fund's ratio was lower than the category average of 1.39%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 2.00% through February 28, 2014. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of a peer group of 11 similar mutual funds and considered the fact that the Fund had outperformed the average performance of the peer group for each period. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Diversified Stock Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's Class C expenses during that period; (3) the Fund had outperformed its peers during the past one, three and five years; and (4) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Stock Index Fund:

With respect to the Stock Index Fund, the Board compared the Fund's 0.41% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Blend category and considered the fact that the fee was higher than the average advisory fee of 0.31% for the category. The Board also considered the fact that the Fund's maximum annual advisory fee had been reduced to 0.25% on March 1, 2004. The Board also compared the Fund's Class A total annual expense ratio of 0.72% to the average expense ratio for the category and considered the fact that the Fund's ratio was slightly higher than the category average of 0.69%. The Board also considered the fact that, at approximately $115 million in assets, the Fund was considerably smaller than the average fund in a peer group of 9 similar mutual funds, which ranged from approximately $78 million in assets to $1.6 billion, with an average of $470 million. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the average performance of the peer group for the one-year period.

Having concluded, among other things, that: (1) the Stock Index Fund's advisory fees and total annual expenses were within the range of advisory fees and total expenses of comparable mutual funds; (2) the Fund's somewhat higher total expenses were attributable to the Fund's relatively small size; and (3) the Fund had outperformed its peers during the past one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.54% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Mid-Cap Value category and considered the fact that the fee was lower than the average advisory fee of 0.77% for the category. The Board also compared the Fund's total Class A annual expense ratio of 1.10% to the average expense ratio for the category and considered the fact that Fund's ratio was lower than the category average of 1.44%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 2.20% through February 28, 2014. The Board also considered the fact that, at approximately $320 million in assets, the Fund was considerably smaller than the average fund in a peer group of 13 similar mutual funds, which ranged from approximately $156 million in assets to $8.1 billion, with an average of $1.6 billion. The Board then compared the Fund's Class A performance for the one-year and three-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund underperformed the average performance of the peer group for these periods.

                                  Continued


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                                                                  (Unaudited)


Having concluded, among other things, that: (1) the Established Value Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; and (2) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Special Value Fund:

With respect to the Special Value Fund, the Board compared the Fund's 0.75% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Mid-Cap Blend category and considered the fact that the fee was slightly lower than the average advisory fee of 0.78% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.26% to the average expense ratio for the category and considered the fact that the Fund's ratio was lower than the category average of 1.46%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C and Class R expenses exceeded 2.20% and 2.00%, respectively, through February 28, 2014 and February 28, 2012, respectively. The Board also considered the fact that, at approximately $204 million in assets, the Fund was considerably smaller than the average fund in a peer group of 11 similar mutual funds, which ranged from approximately $70 million in assets to $2.3 billion, with an average of $843 million. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the average performance of the peer group for each of these periods.

Having concluded, among other things, that: (1) the Special Value Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total annual expenses were lower than the category average; (3) the Adviser's willingness to limit the Fund's Class C and Class R expense ratios through February 28, 2014 and February 28, 2012, respectively, would provide stability to the Fund's expenses during that period; and (4) the Fund had outperformed its peers during the past one-three- and five-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.62% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Small Blend category and considered the fact that the fee was lower than the average advisory fee of 0.81% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.14% to the average expense ratio for the category and considered the fact that the Fund's ratio was lower than the category average of 1.56%. The Board also considered the fact that, at approximately $138 million in assets, the Fund was considerably smaller than the average fund in a peer group of 15 similar mutual funds, which ranged from approximately $77 million in assets to $4 billion, with an average of $667 million. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the average performance of the peer group for the one- and three-year periods.

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's advisory fees and total annual expenses were lower than those of comparable mutual funds; and (2) the Fund had outperformed its peers during the past one- and three-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Focused Growth Fund:

With respect to the Focused Growth Fund, the Board compared the Fund's 0.74% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Growth category and considered the fact that the fee was identical to the average advisory fee of 0.74% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.15% to the average expense ratio for the category and considered the fact that the Fund's ratio was lower than the category average of 1.53%. The

                                  Continued


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                                                                  (Unaudited)


Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class A, Class C and Class R expenses exceeded 1.15%, 1.90% and 1.40%, respectively, through February 28, 2006. The Board also considered the fact that, at approximately $220,000 in assets, the Fund was considerably smaller than the average fund in a peer group of 13 similar mutual funds, which ranged from approximately $7.3 million in assets to $3.8 billion, with an average of $453 million. The Board then compared the Fund's Class A performance for the one-, three- and six-months ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the average performance of the peer group for the one-month period.

Having concluded, among other things, that: (1) the Focused Growth Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio through February 28, 2006 would provide stability to the Fund's expenses during that period; and (3) the Fund had outperformed its peers during the past month; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

With respect to the Balanced Fund, the Board compared the Fund's 0.70% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Moderate Allocation category and considered the fact that the fee was higher than the average advisory fee of 0.68% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.28% to the average expense ratio for the category and considered the fact the Fund's ratio was lower than the category average of 1.39%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C or Class R expenses exceeded 2.00% through February 28, 2014 and February 28, 2012, respectively. The Board also considered the fact that, at approximately $144 million in assets, the Fund was considerably smaller than the average assets of a peer group of 14 similar mutual funds, which ranged from approximately $117 million to $4.9 billion, with an average of approximately $4.5 billion. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had slightly outperformed the average performance of the peer group for the one-year period. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Balanced Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 and the Class R ratio through February 28, 2012 would provide stability to the expenses of those share classes during that period; (3) the Fund had slightly outperformed its peers during the past year; and (4) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Convertible Fund:

With respect to the Convertible Fund, the Board compared the Fund's 0.75% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Convertibles category and considered the fact that the fee was higher than the average advisory fee of 0.69% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.31% to the average expense ratio for the category and considered the fact that Fund's ratio was higher than the category average of 1.25%. The Board also considered the fact that, at approximately $93 million in assets, the Fund was considerably smaller than the average assets of a peer group of 10 similar mutual funds, which ranged from approximately $80 million in assets to $2.3 billion, with an average of approximately $558 million. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund underperformed the average performance of the peer group for each of these periods. The Board also considered the fact that the Fund invested primarily in investment-grade convertible securities while many of the funds in the category and the peer group invested a greater percentage of their assets in below investment-grade securities and common stock. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


Having concluded, among other things, that: (1) the Convertible Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Fund's somewhat higher total expenses were attributable to the Fund's relatively small size; (3) the Fund's underperformance was attributable to its concentration on higher quality securities relative to its category and peer group; and (4) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Intermediate Income Fund:

With respect to the Intermediate Income Fund, the Board compared the Fund's 0.75% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Intermediate-Term Bond category and considered the fact that the fee was higher than the average advisory fee of 0.51% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.11% to the average expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 1.05%. The Board also considered the fact that, at approximately $209 million in assets, the Fund was considerably smaller than the average fund in a peer group of 15 similar mutual funds, which ranged from approximately $114 million in assets to $74.1 billion, with an average of $6 billion. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund underperformed the average performance of the peer group for each of these periods. The Board also considered the fact that the Fund had a lower risk profile than that of its peer group. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Intermediate Income Fund's total annual expenses were within the range of expenses borne by comparable mutual funds; (2) the Fund's somewhat higher total expenses were attributable to the Fund's relatively small size; (3) the Fund's underperformance was attributable to its lower risk profile; and (4) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.50% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Short Government category and considered the fact that the fee was lower than the average advisory fee of 0.51% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.00% to the average expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.94%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 1.70% through February 28, 2006 and 1.82% thereafter through February 28, 2014. The Board also considered the fact that, at approximately $500 million in assets, the Fund was smaller than the average fund in a peer group of 12 similar mutual funds, which ranged from approximately $222 million in assets to $3.2 billion, with an average of $790 million. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund consistently outperformed the average performance of the peer group for these periods. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Fund for Income's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Fund's somewhat higher total expenses were attributable to the Fund's relatively small size; (3) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; (4) the Fund had consistently outperformed its peers during the past one, three and five years; and (5) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


National Municipal Bond Fund:

With respect to the National Municipal Bond Fund, the Board compared the Fund's 0.55% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Muni National Intermediate category and considered the fact that the fee was higher than the average advisory fee of 0.51% for the category. The Board also compared the Fund's Class A total annual expense ratio of 0.85% to the average expense ratio for the category and considered that the Fund's ratio was lower than the category average of 0.93%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 1.50% through February 28, 2014. The Board also considered the fact that, at approximately $79 million in assets, the Fund was considerably smaller than the average fund in a peer group of 14 similar mutual funds, which ranged from approximately $28 million in assets to $7.4 billion, with an average of $817 million. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the average performance of the peer group for the one- and five-year periods and underperformed the 5-year peer group average by only one basis point. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; (3) the Fund had outperformed its peers during the past one and five years; and (4) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.60% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Muni Ohio category and considered the fact that the fee was higher than the average advisory fee of 0.56% for the category. The Board also compared the Fund's Class A total annual expense ratio of 1.11% to the average expense ratio for the category and considered the fact that the Fund's ratio was higher than the category average of 0.88%. The Board also considered the fact that the Adviser was willing to waive its fees and reimburse expenses if the Fund's Class C expenses exceeded 1.50% through February 28, 2014. The Board also considered the fact that, at approximately $195 million in assets, the Fund was smaller than the average fund in a peer group of 12 similar mutual funds, which ranged from approximately $27 million in assets to $989 million, with an average of $269 million. The Board then compared the Fund's Class A performance for the one-year, three-years and five-years ended August 31, 2004 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the average performance of the peer group for the five year period. The Board also considered that the Adviser proposed a more favorable advisory fee breakpoint schedule for the Fund.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; (2) the Fund's higher total expenses were attributable to the Fund's relatively small size; (3) the Adviser's willingness to limit the Fund's Class C expense ratio through February 28, 2014 would provide stability to the Fund's expenses during that period; (4) the Fund had outperformed its peers during the past five years; and (5) the Fund would benefit from a more favorable advisory fee breakpoint schedule; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

                                  Continued

The Victory Portfolios                  Supplemental Information -- continued
                                                                  (Unaudited)


General Conclusions:

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the agreements were consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the agreements for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

o The fairness and reasonableness of the investment advisory fee payable to the Adviser under the agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to fees paid by other investment companies;

o The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Funds and the Funds' historic performance, including the success of the Funds in achieving stated investment objectives;

o The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

o The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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                                     159

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                                     160

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535


Victory Funds
LOGO (R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)


                                                             1VF-SEMI-AR 6/05

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable - only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
(f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.


Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - only for annual reports.


Item 5. Audit Committee of Listed Registrants.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.


Item 11. Controls and Procedures.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Portfolios

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 7/7/05
     ------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date 7/7/05
     ------

By (Signature and Title)* /s/ David L. Hughes
                          --------------------------
                          David L. Hughes, Treasurer

Date 7/7/05
     ------

*Print the name and title of each signing officer under his or her signature.